UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)

Principal Management Corporation, 711 High Street, Des Moines, IA 50392

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2017
Date of reporting period:	November 30, 2016

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 99.86%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.20%				Retail (continued)
TransDigm Group Inc	188,545	$47,406		CarMax Inc (a)	656,804	$37,957
				Costco Wholesale Corp	31,160	4,677
Banks - 4.28%				Dollar Tree Inc (a)	220,351	19,426
Wells Fargo & Co	1,196,623	63,325		Restaurant Brands International Inc	147,823	7,026
				Starbucks Corp	909,922	52,748
Beverages - 1.69%				TJX Cos Inc/The	289,074	22,646
Anheuser-Busch InBev SA/NV ADR	241,851	24,976		Yum! Brands Inc	459,229	29,111
						$186,980
Building Materials - 0.38%				Software - 3.56%
Martin Marietta Materials Inc	25,289	5,550		Microsoft Corp	874,991	52,727

Chemicals - 3.56%				TOTAL COMMON STOCKS		$1,478,087
Air Products & Chemicals Inc	264,310	38,182		INVESTMENT COMPANIES - 2.62%	Shares Held	Value(000	's)
Monsanto Co	73,367	7,535		Money Market Funds - 2.62%
Sherwin-Williams Co/The	26,086	7,009		Goldman Sachs Financial Square Funds -	38,795,393	38,795
		$52,726		Government Fund
Commercial Services - 2.72%
Brookfield Business Partners LP	40,418	1,067		TOTAL INVESTMENT COMPANIES		$38,795
Moody's Corp	389,568	39,151		Total Investments		$1,516,882
		$40,218		Other Assets and Liabilities - (2.48)%		$(36,772)
Diversified Financial Services - 10.83%				TOTAL NET ASSETS - 100.00%		$1,480,110
Charles Schwab Corp/The	737,689	28,519
FNF Group	323,115	10,320
Mastercard Inc	649,984	66,429		(a) Non-Income Producing Security
Visa Inc	712,625	55,100
		$160,368
Electric - 0.43%
Brookfield Infrastructure Partners LP	203,897	6,423		Portfolio Summary (unaudited)
				Sector		Percent
Engineering & Construction - 1.60%				Financial		37.05%
SBA Communications Corp (a)	239,174	23,669		Communications		24.45%
				Consumer, Cyclical		12.63%
Food - 1.36%				Consumer, Non-cyclical		10.44%
Mondelez International Inc	489,233	20,176		Industrial		6.26%
				Technology		3.56%
Healthcare - Products - 2.78%				Basic Materials		3.56%
Danaher Corp	525,767	41,099		Investment Companies		2.62%
				Energy		1.48%
Insurance - 11.65%				Utilities		0.43%
Aon PLC	373,754	42,645		Other Assets and Liabilities		(2.48)%
Berkshire Hathaway Inc - Class B (a)	610,172	96,066		TOTAL NET ASSETS		100.00%
Markel Corp (a)	37,524	33,709
		$172,420
Internet - 18.65%
Alphabet Inc - A Shares (a)	7,173	5,565
Alphabet Inc - C Shares (a)	138,488	104,980
Amazon.com Inc (a)	139,336	104,582
Facebook Inc (a)	422,354	50,015
Liberty Expedia Holdings Inc (a)	104,414	4,590
Liberty Ventures (a)	162,305	6,333
		$276,065
Media - 5.80%
Liberty Broadband Corp - C Shares (a)	391,771	27,937
Liberty Global PLC - C Shares (a)	1,903,690	57,968
		$85,905
Miscellaneous Manufacturers - 1.08%
Colfax Corp (a)	423,093	15,913

Pharmaceuticals - 1.89%
Zoetis Inc	555,823	28,002

Pipelines - 1.48%
Kinder Morgan Inc/DE	986,687	21,904

Real Estate - 4.94%
Brookfield Asset Management Inc	2,193,890	73,057

REITS - 5.35%
American Tower Corp	644,850	65,949
Equinix Inc	39,053	13,229
		$79,178
Retail - 12.63%
AutoZone Inc (a)	17,096	13,389

See accompanying notes

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 9.03%	Shares Held	Value(000	's)			Principal
Money Market Funds - 9.03%				BONDS (continued)		Amount (000's)	Value (000's)
Morgan Stanley Institutional Liquidity Funds -	165,759,848	$165,760		Airlines (continued)
Government Portfolio				Southwest Airlines Co	(continued)
				3.00%, 11/15/2026		$350	$332
TOTAL INVESTMENT COMPANIES		$165,760					$920
	Principal			Apparel - 0.03%
BONDS- 34.05%	Amount (000's)	Value(000	's)	NIKE Inc
Advertising - 0.03%				3.88%, 11/01/2045		500	489
Interpublic Group of Cos Inc/The				Under Armour Inc
4.20%, 04/15/2024	$50	$52		3.25%, 06/15/2026		140	132
Omnicom Group Inc							$621
3.60%, 04/15/2026	500	499		Automobile Asset Backed Securities - 0.19%
4.45%, 08/15/2020	30	32		Ally Auto Receivables Trust 2015-2
		$583		1.84%, 06/15/2020		1,000	1,007
Aerospace & Defense - 0.40%				Capital Auto Receivables Asset Trust 2014-3
Boeing Capital Corp				1.48%, 11/20/2018		140	140
4.70%, 10/27/2019	35	38		CarMax Auto Owner Trust 2013-4
Boeing Co/The				1.28%, 05/15/2019		400	400
2.35%, 10/30/2021	1,000	1,006		CarMax Auto Owner Trust 2015-2
Harris Corp				1.37%, 03/16/2020		675	675
3.83%, 04/27/2025	200	203		Ford Credit Auto Owner Trust 2016-B
4.40%, 12/15/2020	40	42		1.33%, 10/15/2020		1,000	999
L-3 Communications Corp				Honda Auto Receivables 2013-3 Owner
3.95%, 05/28/2024	178	181		Trust
4.95%, 02/15/2021	30	32		1.13%, 09/16/2019		212	212
Lockheed Martin Corp				Honda Auto Receivables 2013-4 Owner
3.35%, 09/15/2021	500	518		Trust
3.55%, 01/15/2026	190	195		1.04%, 02/18/2020		50	50
3.80%, 03/01/2045	250	233					$3,483
4.07%, 12/15/2042	30	29		Automobile Manufacturers - 0.35%
4.50%, 05/15/2036	685	727		American Honda Finance Corp
4.70%, 05/15/2046	60	65		1.60%, 07/13/2018		350	351
Northrop Grumman Corp				Ford Motor Co
3.50%, 03/15/2021	30	31		4.75%, 01/15/2043		400	374
5.05%, 11/15/2040	500	552		7.45%, 07/16/2031		500	620
Raytheon Co				Ford Motor Credit Co LLC
3.13%, 10/15/2020	30	31		2.15%, 01/09/2018		300	300
4.70%, 12/15/2041	750	829		2.60%, 11/04/2019		500	500
Spirit AeroSystems Inc				3.34%, 03/18/2021		500	501
5.25%, 03/15/2022	500	524		3.66%, 09/08/2024		725	708
United Technologies Corp				5.00%, 05/15/2018		500	520
3.10%, 06/01/2022	500	513		5.88%, 08/02/2021		100	110
3.75%, 11/01/2046	500	469		PACCAR Financial Corp
4.50%, 04/15/2020	550	592		2.20%, 09/15/2019		20	20
4.50%, 06/01/2042	390	413		Toyota Motor Credit Corp
6.13%, 07/15/2038	46	58		1.70%, 02/19/2019		500	499
		$7,281		1.90%, 04/08/2021		500	492
Agriculture - 0.25%				2.00%, 10/24/2018		400	403
Altria Group Inc				2.75%, 05/17/2021		500	507
4.00%, 01/31/2024	500	528		3.30%, 01/12/2022		500	517
4.25%, 08/09/2042	150	147					$6,422
4.75%, 05/05/2021	500	545		Automobile Parts & Equipment - 0.07%
Archer-Daniels-Midland Co				BorgWarner Inc
4.02%, 04/16/2043	350	344		4.38%, 03/15/2045		300	290
4.48%, 03/01/2021(a)	8	9		Delphi Corp
Philip Morris International Inc				4.15%, 03/15/2024		133	137
2.75%, 02/25/2026	500	482		Johnson Controls Inc
2.90%, 11/15/2021	400	406		3.75%, 12/01/2021		755	786
4.13%, 03/04/2043	300	289		5.25%, 12/01/2041		30	33
5.65%, 05/16/2018	430	455					$1,246
Reynolds American Inc				Banks- 6.22%
4.45%, 06/12/2025	220	233		Associated Banc-Corp
6.15%, 09/15/2043	500	606		4.25%, 01/15/2025		300	298
8.13%, 06/23/2019	430	494		Australia & New Zealand Banking Group
		$4,538		Ltd/New York NY
Airlines - 0.05%				2.25%, 06/13/2019		550	553
American Airlines 2014-1 Class A Pass				Bank of America Corp
Through Trust				1.95%, 05/12/2018		310	310
3.70%, 04/01/2028	18	18		2.25%, 04/21/2020		160	159
American Airlines 2016-1 Class AA Pass				2.60%, 01/15/2019		600	605
Through Trust				2.63%, 04/19/2021		775	771
3.58%, 07/15/2029	259	265		2.65%, 04/01/2019		625	632
Southwest Airlines Co				3.25%, 10/21/2027		350	334
2.75%, 11/06/2019	300	305		3.30%, 01/11/2023		600	600

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value (000's)
Banks (continued)					Banks (continued)
Bank of America Corp	(continued)				Credit Suisse AG/New York NY	(continued)
3.50%, 04/19/2026		$335	$ 331		5.40%, 01/14/2020		$800	$853
4.00%, 04/01/2024		850	879		Credit Suisse Group Funding Guernsey Ltd
4.25%, 10/22/2026		800	806		3.80%, 09/15/2022		1,130	1,130
4.88%, 04/01/2044		450	482		Deutsche Bank AG
5.63%, 07/01/2020		500	551		4.10%, 01/13/2026		750	708
6.11%, 01/29/2037		850	995		Deutsche Bank AG/London
6.88%, 04/25/2018		850	907		1.88%, 02/13/2018		500	494
Bank of America NA					Discover Bank/Greenwood DE
1.65%, 03/26/2018		1,000	1,000		3.20%, 08/09/2021		1,000	1,012
1.75%, 06/05/2018		900	901		Fifth Third Bancorp
Bank of Montreal					2.88%, 07/27/2020		500	505
1.40%, 04/10/2018		500	499		4.30%, 01/16/2024		50	52
1.50%, 07/18/2019		500	494		Fifth Third Bank/Cincinnati OH
2.38%, 01/25/2019		500	504		2.25%, 06/14/2021		300	297
Bank of Nova Scotia/The					2.30%, 03/15/2019		300	302
1.65%, 06/14/2019		500	495		First Tennessee Bank NA
2.45%, 03/22/2021		750	747		2.95%, 12/01/2019		300	301
2.80%, 07/21/2021		500	506		Goldman Sachs Group Inc/The
Bank One Corp					2.00%, 04/25/2019		500	499
8.00%, 04/29/2027		1,000	1,296		2.38%, 01/22/2018		250	252
Barclays PLC					2.55%, 10/23/2019		1,300	1,308
2.88%, 06/08/2020		300	296		2.60%, 04/23/2020		300	300
3.25%, 01/12/2021		285	283		2.63%, 04/25/2021		500	497
4.38%, 01/12/2026		380	379		2.75%, 09/15/2020		250	251
5.25%, 08/17/2045		750	780		2.90%, 07/19/2018		500	507
BB&T Corp					3.50%, 11/16/2026		750	737
2.45%, 01/15/2020		500	503		4.75%, 10/21/2045		100	104
6.85%, 04/30/2019		45	50		5.15%, 05/22/2045		300	309
BNP Paribas SA					5.25%, 07/27/2021		1,350	1,486
2.45%, 03/17/2019		400	403		5.95%, 01/15/2027		700	793
2.70%, 08/20/2018		400	406		6.13%, 02/15/2033		850	1,018
BPCE SA					6.25%, 02/01/2041		220	271
1.63%, 01/26/2018		300	299		6.75%, 10/01/2037		150	185
Branch Banking & Trust Co					HSBC Bank USA NA/New York NY
3.80%, 10/30/2026		1,000	1,030		5.63%, 08/15/2035		500	562
Capital One Financial Corp					HSBC Holdings PLC
3.50%, 06/15/2023		40	40		3.40%, 03/08/2021		1,250	1,266
4.75%, 07/15/2021		400	434		3.90%, 05/25/2026		500	498
Capital One NA/Mclean VA					4.25%, 08/18/2025		750	747
1.65%, 02/05/2018		300	299		6.10%, 01/14/2042		600	747
2.40%, 09/05/2019		750	753		HSBC USA Inc
Citigroup Inc					2.35%, 03/05/2020		500	495
1.70%, 04/27/2018		500	499		3.50%, 06/23/2024		500	502
2.15%, 07/30/2018		370	372		Industrial & Commercial Bank of China
2.50%, 09/26/2018		500	505		Ltd/New York
3.30%, 04/27/2025		1,250	1,224		2.45%, 10/20/2021		350	342
4.13%, 07/25/2028		500	490		JPMorgan Chase & Co
4.60%, 03/09/2026		1,000	1,031		1.63%, 05/15/2018		1,000	998
4.75%, 05/18/2046		350	346		2.20%, 10/22/2019		1,550	1,555
5.50%, 09/13/2025		800	875		2.25%, 01/23/2020		530	528
6.68%, 09/13/2043		300	381		2.30%, 08/15/2021		750	736
8.13%, 07/15/2039		279	410		2.40%, 06/07/2021		500	495
Citizens Bank NA/Providence RI					2.55%, 03/01/2021		1,500	1,496
1.60%, 12/04/2017		500	499		3.13%, 01/23/2025		800	785
Comerica Inc					3.20%, 01/25/2023		132	133
3.80%, 07/22/2026		50	49		3.63%, 05/13/2024		100	102
Commonwealth Bank of Australia/New York					3.63%, 12/01/2027		500	487
NY					3.88%, 09/10/2024		25	25
2.05%, 03/15/2019		500	500		3.90%, 07/15/2025		750	774
Compass Bank					4.13%, 12/15/2026		500	513
3.88%, 04/10/2025		500	474		4.50%, 01/24/2022		100	108
Cooperatieve Rabobank UA					4.85%, 02/01/2044		400	441
3.88%, 02/08/2022		950	1,005		5.60%, 07/15/2041		70	83
5.25%, 08/04/2045		500	544		KeyBank NA/Cleveland OH
Cooperatieve Rabobank UA/NY					1.60%, 08/22/2019		500	494
1.70%, 03/19/2018		500	500		3.30%, 06/01/2025		500	500
2.25%, 01/14/2019		250	252		KeyCorp
3.38%, 05/21/2025		500	508		2.30%, 12/13/2018		750	756
Credit Suisse AG/New York NY					Korea Development Bank/The
1.70%, 04/27/2018		500	499		3.38%, 09/16/2025		500	502
3.00%, 10/29/2021		250	251		Kreditanstalt fuer Wiederaufbau
3.63%, 09/09/2024		500	503		0.00%, 04/18/2036(b)		260	140

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value(000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)				Banks (continued)
Kreditanstalt fuer Wiederaufbau	(continued)			Sumitomo Mitsui Banking Corp
1.00%, 01/26/2018		$300	$ 299	1.95%, 07/23/2018	$800	$800
1.00%, 06/11/2018		1,600	1,593	Sumitomo Mitsui Financial Group Inc
1.00%, 07/15/2019		1,500	1,477	2.06%, 07/14/2021	500	484
1.13%, 08/06/2018		1,000	997	2.44%, 10/19/2021	500	492
1.50%, 02/06/2019		500	500	Svenska Handelsbanken AB
1.50%, 06/15/2021		210	205	1.88%, 09/07/2021	1,000	968
1.63%, 03/15/2021		1,535	1,510	Toronto-Dominion Bank/The
1.75%, 10/15/2019		550	552	2.13%, 07/02/2019	750	753
1.88%, 04/01/2019		1,200	1,209	2.63%, 09/10/2018	1,000	1,016
2.00%, 05/02/2025		280	269	3.62%, 09/15/2031(a)	300	289
2.13%, 01/17/2023		500	495	UBS AG/Stamford CT
2.50%, 11/20/2024		300	301	1.80%, 03/26/2018	500	500
2.75%, 09/08/2020		1,100	1,137	US Bancorp
4.00%, 01/27/2020		100	107	3.00%, 03/15/2022	50	51
Landwirtschaftliche Rentenbank				3.60%, 09/11/2024	750	767
1.00%, 04/04/2018		500	498	US Bank NA/Cincinnati OH
2.38%, 06/10/2025		750	741	2.13%, 10/28/2019	500	503
Lloyds Banking Group PLC				Wachovia Corp
4.58%, 12/10/2025		1,000	985	5.75%, 02/01/2018	1,000	1,045
4.65%, 03/24/2026		400	398	Wells Fargo & Co
Manufacturers & Traders Trust Co				1.50%, 01/16/2018	100	100
2.10%, 02/06/2020		300	298	2.10%, 07/26/2021	500	489
6.63%, 12/04/2017		500	524	2.60%, 07/22/2020	1,250	1,256
Mitsubishi UFJ Financial Group Inc				3.00%, 01/22/2021	500	509
2.76%, 09/13/2026		500	472	3.00%, 04/22/2026	400	384
2.95%, 03/01/2021		750	754	3.00%, 10/23/2026	500	478
Mizuho Financial Group Inc				3.30%, 09/09/2024	1,000	995
2.27%, 09/13/2021		300	291	3.45%, 02/13/2023	500	499
Morgan Stanley				3.90%, 05/01/2045	620	583
2.50%, 04/21/2021		1,000	989	4.10%, 06/03/2026	500	509
2.63%, 11/17/2021		1,000	989	4.65%, 11/04/2044	1,000	997
3.13%, 07/27/2026		640	613	5.38%, 02/07/2035	250	283
3.70%, 10/23/2024		1,000	1,013	Westpac Banking Corp
3.75%, 02/25/2023		100	103	1.60%, 08/19/2019	500	494
4.30%, 01/27/2045		250	248	2.10%, 05/13/2021	390	382
4.35%, 09/08/2026		500	511	2.70%, 08/19/2026	500	473
4.88%, 11/01/2022		650	700	2.85%, 05/13/2026	500	479
5.50%, 07/24/2020		700	767	4.88%, 11/19/2019	50	54
5.50%, 07/28/2021		1,000	1,112			$114,092
5.75%, 01/25/2021		100	111	Beverages - 0.79%
6.38%, 07/24/2042		200	257	Anheuser-Busch InBev Finance Inc
7.30%, 05/13/2019		1,450	1,619	1.90%, 02/01/2019	345	345
National Australia Bank Ltd/New York				2.65%, 02/01/2021	609	611
2.63%, 07/23/2020		500	503	3.65%, 02/01/2026	1,220	1,230
Oesterreichische Kontrollbank AG				4.70%, 02/01/2036	945	991
1.50%, 10/21/2020		220	216	4.90%, 02/01/2046	1,600	1,712
2.38%, 10/01/2021		750	757	Anheuser-Busch InBev Worldwide Inc
PNC Bank NA				3.75%, 07/15/2042	750	683
1.60%, 06/01/2018		430	429	5.00%, 04/15/2020	609	660
1.85%, 07/20/2018		450	451	6.38%, 01/15/2040	40	50
2.70%, 11/01/2022		300	295	6.88%, 11/15/2019	40	45
PNC Financial Services Group Inc/The				8.20%, 01/15/2039	40	60
3.30%, 03/08/2022		400	413	Coca-Cola Co/The
6.70%, 06/10/2019		365	407	2.45%, 11/01/2020	750	760
Royal Bank of Canada				3.15%, 11/15/2020	440	458
2.20%, 07/27/2018		1,000	1,008	3.30%, 09/01/2021	750	783
2.35%, 10/30/2020		500	499	Coca-Cola Femsa SAB de CV
4.65%, 01/27/2026		500	524	2.38%, 11/26/2018	540	545
Santander Holdings USA Inc				Diageo Capital PLC
2.65%, 04/17/2020		500	492	4.83%, 07/15/2020	50	55
Santander UK PLC				Diageo Investment Corp
3.05%, 08/23/2018		1,000	1,017	2.88%, 05/11/2022	780	789
Skandinaviska Enskilda Banken AB				Dr Pepper Snapple Group Inc
1.50%, 09/13/2019		500	492	2.60%, 01/15/2019	30	30
Societe Generale SA				Molson Coors Brewing Co
2.63%, 10/01/2018		50	51	2.10%, 07/15/2021	500	487
State Street Corp				4.20%, 07/15/2046	250	231
2.55%, 08/18/2020		220	222	Pepsi Bottling Group Inc/The
2.65%, 05/19/2026		500	476	7.00%, 03/01/2029	750	1,026
3.10%, 05/15/2023		50	50	PepsiCo Inc
3.55%, 08/18/2025		200	206	1.35%, 10/04/2019	750	742
				2.38%, 10/06/2026	500	471

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Commercial Mortgage Backed Securities - 1.64%
PepsiCo Inc (continued)			Banc of America Commercial Mortgage Trust
2.75%, 03/05/2022	$280	$284	2006-3
3.60%, 08/13/2042	400	370	5.89%, 07/10/2044	$1	$1
4.50%, 01/15/2020	1,000	1,075	Citigroup Commercial Mortgage Trust 2008-
		$14,493	C7
Biotechnology - 0.34%			6.33%, 12/10/2049(a)	29	29
Amgen Inc			Citigroup Commercial Mortgage Trust 2013-
3.88%, 11/15/2021	500	525	GC15
4.66%, 06/15/2051(c)	260	254	4.37%, 09/10/2046	500	547
5.65%, 06/15/2042	500	553	Citigroup Commercial Mortgage Trust 2015-
5.70%, 02/01/2019	34	37	GC33
5.75%, 03/15/2040	530	599	3.52%, 09/10/2058	1,000	1,028
Biogen Inc			COMM 2012-CCRE2 Mortgage Trust
2.90%, 09/15/2020	500	507	3.79%, 08/15/2045	200	210
4.05%, 09/15/2025	160	165	COMM 2012-CCRE4 Mortgage Trust
Celgene Corp			3.25%, 10/15/2045	500	509
2.30%, 08/15/2018	440	443	COMM 2013-CCRE6 Mortgage Trust
3.88%, 08/15/2025	290	295	3.10%, 03/10/2046(a)	500	510
5.00%, 08/15/2045	230	238	COMM 2014-CCRE15 Mortgage Trust
Gilead Sciences Inc			4.07%, 02/10/2047	500	535
1.95%, 03/01/2022	300	291	COMM 2014-LC15 Mortgage Trust
2.05%, 04/01/2019	40	40	4.20%, 04/10/2047	350	370
2.35%, 02/01/2020	300	301	COMM 2014-UBS3 Mortgage Trust
2.95%, 03/01/2027	150	142	3.82%, 06/10/2047	550	575
3.70%, 04/01/2024	600	616	COMM 2015-DC1 Mortgage Trust
4.00%, 09/01/2036	200	191	2.87%, 02/10/2048	1,000	1,020
4.60%, 09/01/2035	590	607	3.08%, 02/10/2048(a)	500	499
4.75%, 03/01/2046	400	411	COMM 2015-LC19 Mortgage Trust
		$6,215	3.18%, 02/10/2048(a)	500	505
Building Materials - 0.00%			COMM 2016-CCRE28 Mortgage Trust
Owens Corning			3.76%, 02/10/2049	2,000	2,090
4.20%, 12/15/2022	30	31	Commercial Mortgage Loan Trust 2008-LS1
			6.30%, 12/10/2049(a)	10	10
Chemicals - 0.45%			Fannie Mae-Aces
Agrium Inc			2.30%, 09/25/2022	465	458
5.25%, 01/15/2045	300	307	2.48%, 04/25/2022	500	505
Dow Chemical Co/The			2.51%, 11/25/2022	1,000	994
3.50%, 10/01/2024	250	253	2.53%, 09/25/2024	1,500	1,478
8.55%, 05/15/2019	500	574	2.59%, 04/25/2023(a)	384	382
9.40%, 05/15/2039	380	584	2.92%, 04/25/2025(a)	800	804
Eastman Chemical Co			3.22%, 08/25/2024(a)	985	1,006
2.70%, 01/15/2020	550	552	3.46%, 01/25/2024(a)	82	84
4.50%, 01/15/2021	3	3	4.33%, 03/25/2020	98	104
EI du Pont de Nemours & Co			Freddie Mac Multifamily Structured Pass
3.63%,01/15/2021	750	780	Through Certificates
4.15%, 02/15/2043	50	47	2.08%, 12/25/2019(a)	16	16
6.00%, 07/15/2018	500	533	2.87%, 12/25/2021	350	361
LYB International Finance BV			3.02%, 02/25/2023(a)	94	97
4.88%, 03/15/2044	530	543	3.06%, 07/25/2023(a)	150	156
LyondellBasell Industries NV			3.17%, 10/25/2024	1,000	1,038
5.00%, 04/15/2019	400	423	3.21%, 03/25/2025	1,248	1,296
Methanex Corp			3.30%, 04/25/2023	500	527
3.25%, 12/15/2019	30	29	3.30%, 07/25/2024(a)	500	524
Monsanto Co			3.53%, 06/25/2020	335	353
2.75%, 07/15/2021	500	498	3.53%, 10/25/2023	500	532
3.95%, 04/15/2045	500	436	4.33%, 10/25/2020	500	543
Mosaic Co/The			GS Mortgage Securities Trust 2011-GC5
5.45%, 11/15/2033	500	477	3.00%, 08/10/2044	1	1
5.63%, 11/15/2043	25	24	3.71%, 08/10/2044	375	398
Potash Corp of Saskatchewan Inc			GS Mortgage Securities Trust 2013-GCJ14
3.00%, 04/01/2025	150	141	4.24%, 08/10/2046(a)	50	54
3.63%, 03/15/2024	550	545	GS Mortgage Securities Trust 2015-GC28
PPG Industries Inc			3.40%, 02/10/2048(a)	600	612
3.60%, 11/15/2020	50	52	GS Mortgage Securities Trust 2016-GS2
Praxair Inc			3.05%, 05/10/2049(a)	1,000	995
1.25%, 11/07/2018	1,000	995	JP Morgan Chase Commercial Mortgage
2.20%, 08/15/2022	50	49	Securities Trust 2006-LDP7
Westlake Chemical Corp			6.11%, 04/17/2045(a)	8	8
5.00%, 08/15/2046(c)	350	331	JPMBB Commercial Mortgage Securities
		$8,176	Trust 2013-C14
			4.41%, 08/15/2046	500	540

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Services (continued)
JPMBB Commercial Mortgage Securities				Moody's Corp
Trust 2014-C18				4.50%, 09/01/2022	$500	$535
4.08%, 02/15/2047(a)		$50	$54	5.25%, 07/15/2044	90	98
JPMBB Commercial Mortgage Securities				S&P Global Inc
Trust 2014-C19				4.00%, 06/15/2025	350	359
3.67%, 04/15/2047		500	523	6.55%, 11/15/2037	30	36
LB-UBS Commercial Mortgage Trust 2007-				Total System Services Inc
C6				3.80%, 04/01/2021	500	517
5.86%, 07/15/2040(a)		3	4	4.80%, 04/01/2026	500	532
LB-UBS Commercial Mortgage Trust 2007-				University of Southern California
C7				5.25%, 10/01/2111	20	23
5.87%, 09/15/2045(a)		359	368	Western Union Co/The
Morgan Stanley Bank of America Merrill				2.88%, 12/10/2017	750	760
Lynch Trust 2013-C11				5.25%, 04/01/2020	30	32
3.09%, 08/15/2046(a)		86	88	Yale University
4.32%, 08/15/2046(a)		1,130	1,223	2.09%, 04/15/2019	50	51
Morgan Stanley Bank of America Merrill						$3,909
Lynch Trust 2013-C12				Computers - 0.68%
4.26%, 10/15/2046		500	543	Apple Inc
Morgan Stanley Bank of America Merrill				1.00%, 05/03/2018	1,250	1,244
Lynch Trust 2014-C14				1.55%, 02/07/2020	500	495
3.67%, 02/15/2047		500	525	2.25%, 02/23/2021	1,025	1,026
Morgan Stanley Bank of America Merrill				2.85%, 05/06/2021	550	562
Lynch Trust 2014-C15				3.20%, 05/13/2025	560	566
4.05%, 04/15/2047		580	618	3.25%, 02/23/2026	750	755
Morgan Stanley Bank of America Merrill				3.85%, 05/04/2043	550	519
Lynch Trust 2015-C20				4.38%, 05/13/2045	80	82
3.25%, 02/15/2048(a)		500	506	4.65%, 02/23/2046	170	180
Morgan Stanley Bank of America Merrill				Diamond 1 Finance Corp / Diamond 2 Finance
Lynch Trust 2015-C21				Corp
3.15%, 03/15/2048(a)		575	588	3.48%, 06/01/2019(c)	295	300
Morgan Stanley Capital I Trust 2007-IQ13				4.42%, 06/15/2021(c)	800	823
5.36%, 03/15/2044(a)		181	181	6.02%, 06/15/2026(c)	640	673
UBS Commercial Mortgage Trust 2012-C1				8.10%, 07/15/2036(c)	220	251
3.00%, 05/10/2045		37	38	8.35%, 07/15/2046(c)	185	217
3.40%, 05/10/2045(a)		70	74	Hewlett Packard Enterprise Co
UBS-Barclays Commercial Mortgage Trust				2.85%, 10/05/2018(c)	330	335
2012	-C3			3.85%, 10/15/2020(a),(c)	320	329
3.09%, 08/10/2049(a)		50	51	4.90%, 10/15/2025(c)	200	205
UBS-Barclays Commercial Mortgage Trust				6.45%, 10/15/2035(a),(c)	400	390
2012	-C4			6.60%, 10/15/2045(a),(c)	100	99
2.85%, 12/10/2045(a)		100	101	HP Inc
Wachovia Bank Commercial Mortgage Trust				4.65%, 12/09/2021	250	266
Series 2007-C34				6.00%, 09/15/2041	280	274
5.68%, 05/15/2046(a)		94	95	International Business Machines Corp
WFRBS Commercial Mortgage Trust 2012-				1.63%, 05/15/2020	500	492
C7				2.25%, 02/19/2021	140	140
2.30%, 06/15/2045		573	578	3.45%, 02/19/2026	750	765
WFRBS Commercial Mortgage Trust 2012-				4.00%, 06/20/2042	350	340
C9				4.70%, 02/19/2046	145	155
3.39%, 11/15/2045		500	510	7.00%, 10/30/2025	370	476
WFRBS Commercial Mortgage Trust 2013-				Seagate HDD Cayman
C14				4.75%, 06/01/2023	550	534
3.34%, 06/15/2046		500	515			$12,493
WFRBS Commercial Mortgage Trust 2014-				Consumer Products - 0.03%
C20				Clorox Co/The
4.00%, 05/15/2047		500	532	3.80%, 11/15/2021	30	31
WFRBS Commercial Mortgage Trust 2014-				Kimberly-Clark Corp
LC14				2.40%, 03/01/2022	30	30
1.19%, 03/15/2047		59	59	2.65%, 03/01/2025	500	489
			$30,078	7.50%, 11/01/2018	25	28
Commercial Services - 0.21%						$578
Black Knight InfoServ LLC / Black Knight				Cosmetics & Personal Care - 0.08%
Lending Solutions Inc				Colgate-Palmolive Co
5.75%, 04/15/2023		22	23	2.45%, 11/15/2021	500	505
California Institute of Technology				Procter & Gamble Co/The
4.32%, 08/01/2045		50	53	1.70%, 11/03/2021	500	491
Ecolab Inc				2.30%, 02/06/2022	500	499
5.50%, 12/08/2041		400	467	5.55%, 03/05/2037	24	32
Massachusetts Institute of Technology						$1,527
3.89%, 07/01/2116		375	322
4.68%, 07/01/2114		100	101

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Credit Card Asset Backed Securities - 0.23%			Electric - 1.79%
Barclays Dryrock Issuance Trust			Ameren Illinois Co
2.20%, 12/15/2022(a)	$760	$767	2.70%, 09/01/2022	$530	$533
Capital One Multi-Asset Execution Trust			Arizona Public Service Co
5.75%, 07/15/2020	100	104	3.35%, 06/15/2024	40	41
Chase Issuance Trust			Berkshire Hathaway Energy Co
1.36%, 04/15/2020	1,000	1,001	3.75%, 11/15/2023	750	786
1.37%, 06/15/2021	1,000	992	6.13%, 04/01/2036	450	560
Citibank Credit Card Issuance Trust			CMS Energy Corp
2.88%, 01/23/2023	605	624	2.95%, 02/15/2027	250	237
Discover Card Execution Note Trust			Commonwealth Edison Co
2.12%, 12/15/2021	500	506	4.70%, 01/15/2044	150	162
Synchrony Credit Card Master Note Trust			Consolidated Edison Co of New York Inc
1.36%, 08/17/2020	250	250	4.30%, 12/01/2056	750	740
		$4,244	6.65%, 04/01/2019	540	597
Distribution & Wholesale - 0.03%			6.75%, 04/01/2038	530	704
WW Grainger Inc			Constellation Energy Group Inc
4.60%, 06/15/2045	500	531	5.15%, 12/01/2020	500	542
			Dominion Resources Inc/VA
Diversified Financial Services - 0.76%			2.50%, 12/01/2019	300	304
Air Lease Corp			4.05%, 09/15/2042	900	837
2.13%, 01/15/2018	775	777	DTE Electric Co
3.38%, 01/15/2019	50	51	3.70%, 03/15/2045	200	192
3.75%, 02/01/2022	70	72	6.63%, 06/01/2036	50	66
American Express Co			DTE Energy Co
4.05%, 12/03/2042	500	480	3.50%, 06/01/2024	500	507
7.00%, 03/19/2018	56	60	Duke Energy Carolinas LLC
American Express Credit Corp			4.00%, 09/30/2042	280	275
1.80%, 07/31/2018	500	501	5.30%, 02/15/2040	250	291
2.25%, 08/15/2019	750	754	6.00%, 12/01/2028	500	612
Ameriprise Financial Inc			6.45%, 10/15/2032	500	635
4.00%, 10/15/2023	775	814	Duke Energy Corp
BlackRock Inc			1.80%, 09/01/2021	500	482
3.38%, 06/01/2022	30	31	Duke Energy Florida LLC
5.00%, 12/10/2019	430	468	3.40%, 10/01/2046	200	177
Capital One Bank USA NA			5.65%, 06/15/2018	30	32
2.25%, 02/13/2019	400	402	Duke Energy Indiana LLC
Charles Schwab Corp/The			4.20%, 03/15/2042	30	30
3.00%, 03/10/2025	300	294	Duke Energy Progress LLC
CME Group Inc			4.38%, 03/30/2044	400	413
3.00%, 03/15/2025	500	502	Edison International
GE Capital International Funding Co			2.95%, 03/15/2023	350	348
Unlimited Co			Emera US Finance LP
2.34%, 11/15/2020	500	500	2.15%, 06/15/2019(c)	1,000	1,000
3.37%, 11/15/2025	1,000	1,012	Enel Generacion Chile SA
4.42%, 11/15/2035	1,500	1,561	4.25%, 04/15/2024	30	30
HSBC Finance Corp			Entergy Arkansas Inc
6.68%, 01/15/2021	850	955	3.75%, 02/15/2021	30	31
Intercontinental Exchange Inc			Entergy Corp
2.75%, 12/01/2020	500	504	5.13%, 09/15/2020	30	32
4.00%, 10/15/2023	25	27	Entergy Louisiana LLC
Jefferies Group LLC			3.25%, 04/01/2028	500	494
6.88%, 04/15/2021	280	319	Eversource Energy
8.50%, 07/15/2019	33	38	2.50%, 03/15/2021	500	497
Legg Mason Inc			Exelon Corp
4.75%, 03/15/2026	500	517	4.95%, 06/15/2035	320	336
5.63%, 01/15/2044	25	24	Exelon Generation Co LLC
Mastercard Inc			4.25%, 06/15/2022	500	520
2.00%, 04/01/2019	30	30	Florida Power & Light Co
3.38%, 04/01/2024	150	155	2.75%, 06/01/2023	500	502
National Rural Utilities Cooperative Finance			4.05%, 10/01/2044	25	25
Corp			5.13%, 06/01/2041	40	46
2.85%, 01/27/2025	100	99	5.65%, 02/01/2037	250	304
3.05%, 02/15/2022	530	543	Georgia Power Co
Nomura Holdings Inc			5.65%, 03/01/2037	750	869
6.70%, 03/04/2020	500	561	Great Plains Energy Inc
Visa Inc			4.85%, 06/01/2021	30	32
1.20%, 12/14/2017	750	751	Hydro-Quebec
2.20%, 12/14/2020	375	375	8.05%, 07/07/2024	530	695
3.15%, 12/14/2025	360	360	Idaho Power Co
4.15%, 12/14/2035	140	146	3.65%, 03/01/2045	200	185
4.30%, 12/14/2045	240	250	Interstate Power & Light Co
		$13,933	3.25%, 12/01/2024	300	300

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)				Electric (continued)
Louisville Gas & Electric Co				Virginia Electric & Power Co
5.13%, 11/15/2040	$330	$ 376		3.15%, 01/15/2026	$500	$497
Mississippi Power Co				4.45%, 02/15/2044	500	522
4.25%, 03/15/2042	30	26		WEC Energy Group Inc
Nevada Power Co				3.55%, 06/15/2025	70	71
5.45%, 05/15/2041	340	394		Wisconsin Electric Power Co
7.13%, 03/15/2019	434	485		4.30%, 12/15/2045	205	213
NextEra Energy Capital Holdings Inc				Wisconsin Power & Light Co
2.30%, 04/01/2019	300	302		4.10%, 10/15/2044	50	51
4.50%, 06/01/2021	50	54				$32,912
Northern States Power Co/MN				Electrical Components & Equipment - 0.02%
5.35%, 11/01/2039	30	36		Emerson Electric Co
Oglethorpe Power Corp				2.63%, 02/15/2023	30	30
4.55%, 06/01/2044	200	197		4.88%, 10/15/2019	30	33
Oncor Electric Delivery Co LLC				5.25%, 10/15/2018	250	267
5.25%, 09/30/2040	530	611				$330
Pacific Gas & Electric Co				Electronics - 0.09%
3.75%, 02/15/2024	125	131		Arrow Electronics Inc
5.40%, 01/15/2040	30	35		4.50%, 03/01/2023	30	30
5.80%, 03/01/2037	500	604		Corning Inc
6.35%, 02/15/2038	400	511		4.25%, 08/15/2020	500	526
8.25%, 10/15/2018	300	335		Honeywell International Inc
PacifiCorp				3.35%, 12/01/2023	500	513
5.65%, 07/15/2018	30	32		Jabil Circuit Inc
6.00%, 01/15/2039	500	636		4.70%, 09/15/2022	30	31
PECO Energy Co				Koninklijke Philips NV
1.70%, 09/15/2021	60	58		3.75%, 03/15/2022	500	525
2.38%, 09/15/2022	460	453		5.00%, 03/15/2042	30	31
4.15%, 10/01/2044	400	401		5.75%, 03/11/2018	26	27
Potomac Electric Power Co				Tyco Electronics Group SA
3.60%, 03/15/2024	30	31		7.13%, 10/01/2037	37	48
PPL Capital Funding Inc						$1,731
3.50%, 12/01/2022	1,000	1,024		Environmental Control - 0.07%
Progress Energy Inc				Republic Services Inc
3.15%, 04/01/2022	40	41		3.20%, 03/15/2025	300	299
7.75%, 03/01/2031	500	669		5.50%, 09/15/2019	25	27
PSEG Power LLC				Waste Management Inc
8.63%, 04/15/2031	500	602		3.50%, 05/15/2024	1,000	1,028
Public Service Co of Colorado						$1,354
3.95%, 03/15/2043	30	30		Federal & Federally Sponsored Credit - 0.04%
Public Service Electric & Gas Co				Federal Farm Credit Banks
3.05%, 11/15/2024	300	302		0.75%, 04/18/2018	500	498
3.50%, 08/15/2020	372	388		1.58%, 02/17/2021	150	148
Puget Energy Inc						$646
6.00%, 09/01/2021	500	563
Puget Sound Energy Inc				Finance - Mortgage Loan/Banker - 2.03%
4.30%, 05/20/2045	400	413		Fannie Mae
				0.00%, 10/09/2019(b)	85	81
4.43%, 11/15/2041	30	31
San Diego Gas & Electric Co				0.88%, 12/27/2017	650	647
3.60%, 09/01/2023	30	31		0.88%, 02/08/2018	500	499
4.50%, 08/15/2040	350	375		0.88%, 08/02/2019	500	493
South Carolina Electric & Gas Co				1.00%, 12/28/2017	72	72
5.45%, 02/01/2041	540	612		1.00%, 02/26/2019	250	249
Southern California Edison Co				1.00%, 08/28/2019	250	247
5.50%, 03/15/2040	350	419		1.05%, 05/25/2018	50	50
5.95%, 02/01/2038	30	38		1.13%, 07/20/2018	500	500
Southern Co/The				1.13%, 12/14/2018	700	699
2.35%, 07/01/2021	400	394		1.13%, 07/26/2019	2,200	2,168
2.45%, 09/01/2018	540	546		1.25%, 02/26/2019	2,000	1,996
4.40%, 07/01/2046	540	530		1.25%, 05/06/2021	300	293
Southern Power Co				1.38%, 01/28/2019	205	206
2.50%, 12/15/2021	300	294		1.38%, 02/26/2021	250	246
4.95%, 12/15/2046	300	290		1.50%, 06/22/2020	750	747
Southwestern Electric Power Co				1.50%, 11/30/2020	500	496
5.88%, 03/01/2018	600	631		1.63%, 11/27/2018	125	126
6.20%, 03/15/2040	390	470		1.75%, 09/12/2019	1,000	1,009
6.45%, 01/15/2019	30	33		1.75%, 11/26/2019	400	403
Southwestern Public Service Co				1.88%, 09/18/2018	100	101
4.50%, 08/15/2041	600	626		1.88%, 02/19/2019	500	507
TransAlta Corp				1.88%, 12/28/2020	300	301
6.50%, 03/15/2040	30	27		1.88%, 09/24/2026	350	324
Union Electric Co				2.13%, 04/24/2026	1,000	951
3.65%, 04/15/2045	500	470		2.63%, 09/06/2024	500	508

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Fannie Mae (continued)			Sysco Corp
5.63%, 07/15/2037	$65	$88	3.30%, 07/15/2026	$500	$489
6.63%, 11/15/2030	500	704	Tyson Foods Inc
7.13%, 01/15/2030	250	362	4.88%, 08/15/2034	350	359
7.25%, 05/15/2030	249	365	Unilever Capital Corp
Federal Home Loan Banks			4.25%, 02/10/2021	500	538
0.63%, 08/07/2018	400	396			$8,391
0.88%, 03/19/2018	1,500	1,497	Forest Products & Paper - 0.08%
0.88%, 06/29/2018	1,000	997	Georgia-Pacific LLC
0.88%, 10/01/2018	750	747	7.75%, 11/15/2029	20	27
1.00%, 12/19/2017	600	600	8.00%, 01/15/2024	400	508
1.00%, 09/26/2019	250	247	International Paper Co
1.13%, 04/25/2018	500	501	3.65%, 06/15/2024	250	252
1.13%, 07/14/2021	450	436	4.40%, 08/15/2047	250	230
1.38%, 11/15/2019	1,000	997	7.30%, 11/15/2039	326	407
1.38%, 02/18/2021	500	492			$1,424
1.63%, 06/14/2019	800	805	Gas- 0.16%
1.75%, 12/14/2018	750	758	Atmos Energy Corp
1.88%, 03/13/2020	500	506	4.13%, 10/15/2044	250	245
2.00%, 09/14/2018	500	507	CenterPoint Energy Inc
4.13%, 03/13/2020	100	108	6.50%, 05/01/2018	30	32
5.50%, 07/15/2036	50	66	Dominion Gas Holdings LLC
5.63%, 06/11/2021	65	75	3.55%, 11/01/2023	30	31
Freddie Mac			4.60%, 12/15/2044	500	495
0.75%, 01/12/2018	1,550	1,546	NiSource Finance Corp
0.75%, 04/09/2018	750	747	6.40%, 03/15/2018	215	227
0.88%, 03/07/2018	2,000	1,993	6.80%, 01/15/2019	250	274
0.88%, 10/12/2018	200	199	ONE Gas Inc
1.00%, 12/15/2017	400	400	3.61%, 02/01/2024	50	51
1.00%, 05/25/2018	650	647	Piedmont Natural Gas Co Inc
1.13%, 04/15/2019	1,000	996	4.10%, 09/18/2034	25	25
1.25%, 10/02/2019	1,500	1,492	Sempra Energy
1.38%, 05/01/2020	500	497	2.40%, 03/15/2020	200	200
1.40%, 08/22/2019	163	163	6.00%, 10/15/2039	634	750
1.75%, 05/30/2019	250	253	Southern California Gas Co
2.38%, 01/13/2022	1,750	1,785	3.15%, 09/15/2024	500	507
3.75%, 03/27/2019	1,250	1,321	4.45%, 03/15/2044	50	52
4.88%, 06/13/2018	63	67			$2,889
5.00%, 02/16/2017	73	74	Hand & Machine Tools - 0.01%
5.13%, 11/17/2017	70	73	Stanley Black & Decker Inc
6.25%, 07/15/2032	500	702	3.40%, 12/01/2021	250	259
6.75%, 03/15/2031	43	61
		$38,189	Healthcare - Products - 0.49%
Food- 0.46%			Abbott Laboratories
Campbell Soup Co			2.00%, 03/15/2020	300	295
4.25%, 04/15/2021	30	32	2.90%, 11/30/2021	460	458
Conagra Brands Inc			3.75%, 11/30/2026	410	405
3.25%, 09/15/2022	1,030	1,032	4.90%, 11/30/2046	310	313
General Mills Inc			5.13%, 04/01/2019	530	568
3.15%, 12/15/2021	30	31	Becton Dickinson and Co
JM Smucker Co/The			3.73%, 12/15/2024	500	512
3.00%, 03/15/2022	300	304	3.88%, 05/15/2024	30	31
4.25%, 03/15/2035	300	302	5.00%, 11/12/2040	30	31
Kellogg Co			Boston Scientific Corp
2.65%, 12/01/2023	460	444	3.85%, 05/15/2025	950	953
4.00%, 12/15/2020	780	825	6.00%, 01/15/2020	30	33
Koninklijke Ahold Delhaize NV			Medtronic Inc
5.70%, 10/01/2040	30	33	1.50%, 03/15/2018	250	250
Kraft Heinz Foods Co			3.15%, 03/15/2022	1,000	1,027
2.00%, 07/02/2018	330	331	3.50%, 03/15/2025	780	801
3.00%, 06/01/2026	285	269	4.38%, 03/15/2035	234	243
3.50%, 06/06/2022	1,000	1,024	4.63%, 03/15/2044	500	525
3.50%, 07/15/2022	500	512	5.55%, 03/15/2040	40	46
3.95%, 07/15/2025	120	122	St Jude Medical Inc
4.38%, 06/01/2046	345	328	4.75%, 04/15/2043	300	291
5.20%, 07/15/2045	260	276	Stryker Corp
5.38%, 02/10/2020	30	33	3.50%, 03/15/2026	500	501
6.50%, 02/09/2040	30	37	4.38%, 05/15/2044	25	24
Kroger Co/The			Thermo Fisher Scientific Inc
2.95%, 11/01/2021	500	506	2.95%, 09/19/2026	300	283
5.15%, 08/01/2043	500	531	4.15%, 02/01/2024	600	627
5.40%, 07/15/2040	30	33	4.70%, 05/01/2020	30	32

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Zimmer Biomet Holdings Inc			Berkshire Hathaway Inc	(continued)
2.00%, 04/01/2018	$200	$200	4.50%, 02/11/2043		$350	$370
3.15%, 04/01/2022	200	200	Chubb Corp/The
4.45%, 08/15/2045	300	283	6.50%, 05/15/2038		326	433
		$8,932	Chubb INA Holdings Inc
Healthcare - Services - 0.45%			2.70%, 03/13/2023		300	298
Aetna Inc			2.88%, 11/03/2022		500	504
2.40%, 06/15/2021	520	516	5.90%, 06/15/2019		30	33
3.20%, 06/15/2026	395	387	CNA Financial Corp
4.25%, 06/15/2036	155	154	5.75%, 08/15/2021		40	45
4.38%, 06/15/2046	280	276	First American Financial Corp
6.63%, 06/15/2036	13	16	4.60%, 11/15/2024		300	296
6.75%, 12/15/2037	205	267	Hartford Financial Services Group Inc/The
Anthem Inc			6.63%, 03/30/2040		530	643
3.50%, 08/15/2024	450	449	Lincoln National Corp
4.65%, 01/15/2043	30	30	6.15%, 04/07/2036		300	337
4.65%, 08/15/2044	650	646	8.75%, 07/01/2019		430	497
Cigna Corp			Manulife Financial Corp
4.00%, 02/15/2022	600	626	4.15%, 03/04/2026		300	314
Coventry Health Care Inc			Marsh & McLennan Cos Inc
5.45%, 06/15/2021	108	119	2.35%, 09/10/2019		25	25
Humana Inc			2.35%, 03/06/2020		200	200
2.63%, 10/01/2019	20	20	MetLife Inc
4.63%, 12/01/2042	500	482	3.60%, 11/13/2025		750	768
Laboratory Corp of America Holdings			4.05%, 03/01/2045		200	191
4.70%, 02/01/2045	250	249	4.72%, 12/15/2044(a)		200	210
Memorial Sloan-Kettering Cancer Center			4.75%, 02/08/2021		750	818
4.13%, 07/01/2052	350	340	6.40%, 12/15/2066(a)		430	465
4.20%, 07/01/2055	250	246	7.72%, 02/15/2019		130	146
Northwell Healthcare Inc			PartnerRe Finance B LLC
3.98%, 11/01/2046	500	457	5.50%, 06/01/2020		40	44
Quest Diagnostics Inc			Progressive Corp/The
4.75%, 01/30/2020	12	13	3.75%, 08/23/2021		30	32
Trinity Health Corp			4.35%, 04/25/2044		30	31
4.13%, 12/01/2045	500	488	Prudential Financial Inc
UnitedHealth Group Inc			2.30%, 08/15/2018		270	272
1.90%, 07/16/2018	300	302	5.70%, 12/14/2036		480	554
2.70%, 07/15/2020	300	304	6.63%, 12/01/2037		550	693
3.75%, 07/15/2025	190	197	7.38%, 06/15/2019		500	563
4.70%, 02/15/2021	500	544	Reinsurance Group of America Inc
4.75%, 07/15/2045	500	550	4.70%, 09/15/2023		30	32
6.50%, 06/15/2037	500	646	Travelers Cos Inc/The
		$8,324	6.25%, 06/15/2037		533	681
Housewares - 0.05%			XLIT Ltd
Newell Brands Inc			2.30%, 12/15/2018		500	503
2.88%, 12/01/2019	200	203				$15,744
4.20%, 04/01/2026	750	782	Internet - 0.23%
		$985	Alibaba Group Holding Ltd
Insurance - 0.86%			3.60%, 11/28/2024		1,000	988
Aflac Inc			Alphabet Inc
3.63%, 11/15/2024	300	309	2.00%, 08/15/2026		500	459
6.45%, 08/15/2040	30	38	3.63%, 05/19/2021		40	42
Allstate Corp/The			Amazon.com Inc
5.35%, 06/01/2033	350	402	2.50%, 11/29/2022		40	39
American International Group Inc			2.60%, 12/05/2019		500	510
3.88%, 01/15/2035	300	280	4.80%, 12/05/2034		350	381
3.90%, 04/01/2026	750	761	Baidu Inc
4.80%, 07/10/2045	260	267	3.25%, 08/06/2018		351	358
4.88%, 06/01/2022	850	926	eBay Inc
Aon Corp			2.20%, 08/01/2019		1,000	999
5.00%, 09/30/2020	480	518	2.60%, 07/15/2022		450	435
Aon PLC						$4,211
3.50%, 06/14/2024	250	251	Iron & Steel - 0.06%
AXA SA			Nucor Corp
8.60%, 12/15/2030	30	42	4.00%, 08/01/2023		250	260
AXIS Specialty Finance PLC			Vale Overseas Ltd
2.65%, 04/01/2019	500	503	5.63%, 09/15/2019		380	398
Berkshire Hathaway Finance Corp			6.88%, 11/10/2039		50	47
4.25%, 01/15/2021	350	377	Vale SA
Berkshire Hathaway Inc			5.63%, 09/11/2042		350	301
3.13%, 03/15/2026	275	273				$1,006
3.75%, 08/15/2021	750	799

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.02%			Media (continued)
Carnival Corp			Time Warner Cable LLC
3.95%, 10/15/2020	$25	$26	4.50%, 09/15/2042	$1,000	$880
Harley-Davidson Inc			7.30%, 07/01/2038	60	72
3.50%, 07/28/2025	300	302	8.75%, 02/14/2019	830	940
		$328	Time Warner Inc
Lodging - 0.05%			2.95%, 07/15/2026	400	373
Marriott International Inc/MD			3.55%, 06/01/2024	500	497
2.30%, 01/15/2022	350	340	4.85%, 07/15/2045	500	490
2.88%, 03/01/2021	600	603	4.88%, 03/15/2020	430	461
Wyndham Worldwide Corp			6.20%, 03/15/2040	430	489
3.90%, 03/01/2023	25	25	Viacom Inc
		$968	3.88%, 12/15/2021	530	549
Machinery - Construction & Mining - 0.15%			4.38%, 03/15/2043	330	290
Caterpillar Financial Services Corp			4.85%, 12/15/2034	500	478
1.70%, 08/09/2021	250	241	Walt Disney Co/The
1.80%, 11/13/2018	750	751	1.10%, 12/01/2017	500	500
1.93%, 10/01/2021(c)	500	484	1.85%, 05/30/2019	1,000	1,004
2.40%, 08/09/2026	250	235	3.75%, 06/01/2021	525	558
2.45%, 09/06/2018	500	507	7.00%, 03/01/2032	30	40
7.15%, 02/15/2019	25	28			$17,282
Caterpillar Inc			Metal Fabrication & Hardware - 0.01%
3.40%, 05/15/2024	500	516	Precision Castparts Corp
3.80%, 08/15/2042	50	48	1.25%, 01/15/2018	30	30
		$2,810	3.90%, 01/15/2043	193	191
Machinery - Diversified - 0.11%					$221
Cummins Inc			Mining - 0.18%
4.88%, 10/01/2043	25	28	Barrick Gold Corp
John Deere Capital Corp			4.10%, 05/01/2023	350	363
1.55%, 12/15/2017	25	25	Barrick North America Finance LLC
1.95%, 03/04/2019	500	502	5.75%, 05/01/2043	280	298
2.75%, 03/15/2022	530	534	BHP Billiton Finance USA Ltd
2.80%, 03/06/2023	500	498	2.05%, 09/30/2018	250	252
3.35%, 06/12/2024	300	308	5.00%, 09/30/2043	500	557
Rockwell Automation Inc			Goldcorp Inc
6.25%, 12/01/2037	129	160	3.63%, 06/09/2021	30	31
		$2,055	3.70%, 03/15/2023	500	496
Media- 0.94%			Newmont Mining Corp
21st Century Fox America Inc			6.25%, 10/01/2039	350	387
3.00%, 09/15/2022	540	541	Rio Tinto Alcan Inc
3.38%, 11/15/2026(c)	170	167	5.75%, 06/01/2035	400	424
4.50%, 02/15/2021	500	537	6.13%, 12/15/2033	30	33
4.75%, 11/15/2046(c)	200	203	Southern Copper Corp
6.40%, 12/15/2035	50	60	5.38%, 04/16/2020	40	44
7.85%, 03/01/2039	500	662	5.88%, 04/23/2045	350	334
CBS Corp			6.75%, 04/16/2040	100	104
3.70%, 08/15/2024	500	502			$3,323
5.75%, 04/15/2020	530	584	Miscellaneous Manufacturers - 0.38%
7.88%, 07/30/2030	30	40	3M Co
Comcast Corp			2.00%, 06/26/2022	500	489
2.75%, 03/01/2023	50	50	5.70%, 03/15/2037	30	38
3.13%, 07/15/2022	575	587	Dover Corp
3.38%, 02/15/2025	600	607	5.38%, 03/01/2041	30	35
3.38%, 08/15/2025	300	303	Eaton Corp
4.50%, 01/15/2043	25	25	2.75%, 11/02/2022	20	20
4.60%, 08/15/2045	270	280	4.15%, 11/02/2042	20	19
5.65%, 06/15/2035	500	590	General Electric Co
5.70%, 05/15/2018	600	636	2.30%, 01/14/2019	500	508
6.40%, 03/01/2040	500	646	3.15%, 09/07/2022	500	513
6.45%, 03/15/2037	560	716	4.50%, 03/11/2044	500	527
Discovery Communications LLC			4.63%, 01/07/2021	50	54
5.05%, 06/01/2020	430	463	5.25%, 12/06/2017	500	520
6.35%, 06/01/2040	40	42	5.88%, 01/14/2038	1,250	1,565
Grupo Televisa SAB			6.75%, 03/15/2032	250	329
5.00%, 05/13/2045	500	421	Illinois Tool Works Inc
RELX Capital Inc			3.50%, 03/01/2024	540	563
3.13%, 10/15/2022	16	16	Ingersoll-Rand Luxembourg Finance SA
Scripps Networks Interactive Inc			2.63%, 05/01/2020	500	501
3.95%, 06/15/2025	350	353	Parker-Hannifin Corp
Thomson Reuters Corp			3.30%, 11/21/2024	300	305
3.35%, 05/15/2026	400	389	3.50%, 09/15/2022	30	31
3.95%, 09/30/2021	200	208	Textron Inc
5.85%, 04/15/2040	30	33	4.00%, 03/15/2026	500	499

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
Tyco International Finance SA			Marathon Petroleum Corp
5.13%, 09/14/2045	$500	$535	3.63%, 09/15/2024	$500	$480
		$7,051	5.00%, 09/15/2054	200	157
Office & Business Equipment - 0.04%			Nexen Energy ULC
Xerox Corp			6.40%, 05/15/2037	730	867
4.50%, 05/15/2021	30	31	7.50%, 07/30/2039	39	52
5.63%, 12/15/2019	350	376	Noble Energy Inc
6.75%, 12/15/2039	250	246	4.15%, 12/15/2021	750	776
		$653	Occidental Petroleum Corp
Oil & Gas - 1.95%			1.50%, 02/15/2018	300	300
Anadarko Petroleum Corp			3.50%, 06/15/2025	500	505
6.20%, 03/15/2040	430	467	4.10%, 02/15/2047	500	477
Apache Corp			Petro-Canada
3.63%, 02/01/2021	530	545	6.80%, 05/15/2038	534	665
4.75%, 04/15/2043	280	277	Petroleos Mexicanos
BP Capital Markets PLC			4.25%, 01/15/2025	50	44
2.52%, 01/15/2020	500	503	4.88%, 01/24/2022	1,180	1,148
3.02%, 01/16/2027	1,000	958	5.50%, 06/27/2044	530	410
3.25%, 05/06/2022	640	653	5.63%, 01/23/2046	800	622
4.75%, 03/10/2019	170	180	5.75%, 03/01/2018	407	422
Canadian Natural Resources Ltd			6.63%, 06/15/2035	750	688
1.75%, 01/15/2018	300	299	6.88%, 08/04/2026(c)	300	307
3.80%, 04/15/2024	750	732	Phillips 66
Chevron Corp			4.88%, 11/15/2044	500	515
1.72%, 06/24/2018	350	351	5.88%, 05/01/2042	30	35
2.19%, 11/15/2019	350	354	Pioneer Natural Resources Co
2.36%, 12/05/2022	350	343	3.95%, 07/15/2022	30	31
2.42%, 11/17/2020	175	176	Shell International Finance BV
2.43%, 06/24/2020	290	292	1.38%, 05/10/2019	605	598
2.95%, 05/16/2026	180	176	1.88%, 05/10/2021	1,045	1,018
3.33%, 11/17/2025	165	167	2.88%, 05/10/2026	155	149
CNOOC Finance 2013 Ltd			3.25%, 05/11/2025	280	279
3.00%, 05/09/2023	500	484	4.13%, 05/11/2035	60	60
CNOOC Nexen Finance 2014 ULC			4.38%, 03/25/2020	565	608
4.25%, 04/30/2024	500	514	4.38%, 05/11/2045	500	493
ConocoPhillips			5.50%, 03/25/2040	430	490
6.00%, 01/15/2020	500	553	6.38%, 12/15/2038	350	443
6.50%, 02/01/2039	490	603	Statoil ASA
ConocoPhillips Co			1.95%, 11/08/2018	1,000	1,004
1.05%, 12/15/2017	100	99	3.15%, 01/23/2022	300	307
2.88%, 11/15/2021	300	301	5.25%, 04/15/2019	808	871
4.95%, 03/15/2026	500	544	Suncor Energy Inc
Devon Energy Corp			6.50%, 06/15/2038	400	490
5.60%, 07/15/2041	495	480	6.85%, 06/01/2039	13	16
Ecopetrol SA			Total Capital International SA
5.88%, 09/18/2023	1,040	1,075	2.13%, 01/10/2019	400	402
EOG Resources Inc			2.88%, 02/17/2022	400	404
2.63%, 03/15/2023	480	464	Total Capital SA
4.15%, 01/15/2026	500	520	2.13%, 08/10/2018	750	756
4.40%, 06/01/2020	40	42	4.25%, 12/15/2021	550	595
EQT Corp			Valero Energy Corp
6.50%, 04/01/2018	30	32	9.38%, 03/15/2019	500	578
Exxon Mobil Corp					$35,864
1.31%, 03/06/2018	200	200	Oil & Gas Services - 0.12%
1.71%, 03/01/2019	375	375	Halliburton Co
1.91%, 03/06/2020	500	501	3.25%, 11/15/2021	530	540
2.22%, 03/01/2021	500	499	3.80%, 11/15/2025	145	145
2.40%, 03/06/2022	500	496	4.85%, 11/15/2035	530	540
2.71%, 03/06/2025	200	195	5.00%, 11/15/2045	230	235
3.04%, 03/01/2026	500	496	7.45%, 09/15/2039	26	34
4.11%, 03/01/2046	500	502	National Oilwell Varco Inc
Hess Corp			2.60%, 12/01/2022	400	368
7.30%, 08/15/2031	349	384	3.95%, 12/01/2042	400	286
HollyFrontier Corp					$2,148
5.88%, 04/01/2026	500	501	Packaging & Containers - 0.00%
Husky Energy Inc			Packaging Corp of America
4.00%, 04/15/2024	500	508	4.50%, 11/01/2023	25	27
Kerr-McGee Corp			WestRock MWV LLC
6.95%, 07/01/2024	400	465	7.38%, 09/01/2019	25	28
Marathon Oil Corp					$55
3.85%, 06/01/2025	500	465
5.90%, 03/15/2018	30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals - 1.40%				Pharmaceuticals (continued)
AbbVie Inc				Pfizer Inc (continued)
1.80%, 05/14/2018	$570	$ 570		3.00%, 12/15/2026	$500	$493
2.50%, 05/14/2020	620	619		3.40%, 05/15/2024	100	103
2.90%, 11/06/2022	550	542		4.13%, 12/15/2046	500	500
3.20%, 05/14/2026	390	371		4.30%, 06/15/2043	200	206
3.60%, 05/14/2025	150	148		5.20%, 08/12/2020	110	122
4.30%, 05/14/2036	240	229		6.20%, 03/15/2019	380	417
4.45%, 05/14/2046	270	253		7.20%, 03/15/2039	400	574
4.50%, 05/14/2035	220	215		Shire Acquisitions Investments Ireland DAC
4.70%, 05/14/2045	320	314		1.90%, 09/23/2019	300	296
Actavis Funding SCS				2.88%, 09/23/2023	300	286
3.00%, 03/12/2020	685	695		3.20%, 09/23/2026	300	281
3.80%, 03/15/2025	1,520	1,532		Teva Pharmaceutical Finance IV BV
4.55%, 03/15/2035	170	168		3.65%, 11/10/2021	750	757
Actavis Inc				Teva Pharmaceutical Finance Netherlands III
6.13%, 08/15/2019	34	37		BV
AmerisourceBergen Corp				3.15%, 10/01/2026	1,000	922
3.40%, 05/15/2024	30	30		Wyeth LLC
AstraZeneca PLC				6.50%, 02/01/2034	500	635
1.75%, 11/16/2018	750	750		Zoetis Inc
2.38%, 11/16/2020	195	194		3.25%, 02/01/2023	540	535
3.38%, 11/16/2025	180	179				$25,664
4.00%, 09/18/2042	300	285		Pipelines - 0.75%
Baxalta Inc				Boardwalk Pipelines LP
3.60%, 06/23/2022	750	760		3.38%, 02/01/2023	30	28
5.25%, 06/23/2045	250	264		Buckeye Partners LP
Bristol-Myers Squibb Co				4.35%, 10/15/2024	25	25
3.25%, 08/01/2042	515	463		Enbridge Energy Partners LP
Cardinal Health Inc				5.20%, 03/15/2020	24	26
4.60%, 03/15/2043	430	422		7.38%, 10/15/2045	70	85
Eli Lilly & Co				7.50%, 04/15/2038	350	411
5.50%, 03/15/2027	530	629		Energy Transfer Partners LP
Express Scripts Holding Co				4.05%, 03/15/2025	300	290
3.90%, 02/15/2022	500	522		4.90%, 03/15/2035	500	455
4.75%, 11/15/2021	50	54		6.50%, 02/01/2042	530	551
4.80%, 07/15/2046	500	479		9.00%, 04/15/2019	16	18
GlaxoSmithKline Capital Inc				Enterprise Products Operating LLC
5.65%, 05/15/2018	430	454		1.65%, 05/07/2018	175	174
6.38%, 05/15/2038	430	566		3.70%, 02/15/2026	400	395
Johnson & Johnson				3.75%, 02/15/2025	850	850
1.65%, 03/01/2021	265	261		4.45%, 02/15/2043	350	319
2.45%, 03/01/2026	225	216		4.85%, 08/15/2042	400	385
3.55%, 03/01/2036	750	746		5.20%, 09/01/2020	430	470
4.85%, 05/15/2041	450	528		6.88%, 03/01/2033	39	46
5.95%, 08/15/2037	75	99		EQT Midstream Partners LP
McKesson Corp				4.13%, 12/01/2026	500	480
2.70%, 12/15/2022	500	488		Kinder Morgan Energy Partners LP
4.75%, 03/01/2021	100	107		3.50%, 09/01/2023	390	377
4.88%, 03/15/2044	80	81		4.70%, 11/01/2042	20	17
Mead Johnson Nutrition Co				6.38%, 03/01/2041	380	390
4.60%, 06/01/2044	30	29		6.95%, 01/15/2038	383	426
Merck & Co Inc				Kinder Morgan Inc/DE
1.10%, 01/31/2018	500	499		3.05%, 12/01/2019	400	404
4.15%, 05/18/2043	750	762		5.05%, 02/15/2046	300	276
6.55%, 09/15/2037	290	382		7.75%, 01/15/2032	500	592
Merck Sharp & Dohme Corp				Magellan Midstream Partners LP
5.00%, 06/30/2019	530	573		4.25%, 02/01/2021	750	794
Mylan Inc				MPLX LP
4.20%, 11/29/2023	30	30		4.88%, 06/01/2025	100	101
Mylan NV				ONEOK Partners LP
3.15%, 06/15/2021(c)	325	320		6.13%, 02/01/2041	30	32
3.95%, 06/15/2026(c)	240	225		8.63%, 03/01/2019	530	598
5.25%, 06/15/2046(c)	125	115		Plains All American Pipeline LP / PAA
Novartis Capital Corp				Finance Corp
3.40%, 05/06/2024	500	517		4.30%, 01/31/2043	100	80
4.40%, 04/24/2020	30	32		4.50%, 12/15/2026	500	494
4.40%, 05/06/2044	530	569		4.70%, 06/15/2044	30	26
Novartis Securities Investment Ltd				6.65%, 01/15/2037	500	526
5.13%, 02/10/2019	500	536		8.75%, 05/01/2019	170	194
Perrigo Co PLC				Regency Energy Partners LP / Regency
5.30%, 11/15/2043	500	481		Energy Finance Corp
Pfizer Inc				5.00%, 10/01/2022	350	370
1.95%, 06/03/2021	200	197

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITS (continued)
Spectra Energy Capital LLC			Duke Realty LP (continued)
8.00%, 10/01/2019	$30	$34	3.88%, 10/15/2022	$530	$552
Spectra Energy Partners LP			EPR Properties
4.75%, 03/15/2024	30	32	7.75%, 07/15/2020	30	34
5.95%, 09/25/2043	400	440	ERP Operating LP
Sunoco Logistics Partners Operations LP			2.38%, 07/01/2019	300	303
4.65%, 02/15/2022	155	163	Federal Realty Investment Trust
5.50%, 02/15/2020	30	32	4.50%, 12/01/2044	300	305
TransCanada PipeLines Ltd			HCP Inc
3.75%, 10/16/2023	30	31	3.75%, 02/01/2019	400	411
6.10%, 06/01/2040	30	36	3.88%, 08/15/2024	200	198
6.50%, 08/15/2018	30	32	4.20%, 03/01/2024	200	203
7.25%, 08/15/2038	750	1,006	Highwoods Realty LP
Williams Partners LP			3.20%, 06/15/2021	30	30
3.90%, 01/15/2025	500	481	Hospitality Properties Trust
4.00%, 09/15/2025	50	48	4.50%, 06/15/2023	500	499
5.10%, 09/15/2045	220	200	4.65%, 03/15/2024	40	40
5.25%, 03/15/2020	530	564	Host Hotels & Resorts LP
6.30%, 04/15/2040	30	30	5.25%, 03/15/2022	500	541
		$13,834	6.00%, 10/01/2021	30	34
Real Estate - 0.04%			Kimco Realty Corp
Brookfield Asset Management Inc			2.70%, 03/01/2024	300	287
4.00%, 01/15/2025	300	293	3.20%, 05/01/2021	750	765
Prologis LP			Liberty Property LP
2.75%, 02/15/2019	390	396	3.38%, 06/15/2023	40	40
		$689	3.75%, 04/01/2025	90	90
Regional Authority - 0.22%			Omega Healthcare Investors Inc
Province of British Columbia Canada			4.95%, 04/01/2024	30	30
2.00%, 10/23/2022	500	491	Realty Income Corp
2.65%, 09/22/2021	400	410	3.25%, 10/15/2022	500	505
6.50%, 01/15/2026	45	57	4.13%, 10/15/2026	20	21
Province of Manitoba Canada			5.88%, 03/15/2035	40	46
1.75%, 05/30/2019	500	501	Simon Property Group LP
3.05%, 05/14/2024	30	31	2.20%, 02/01/2019	500	504
Province of Ontario Canada			2.75%, 02/01/2023	250	246
2.50%, 09/10/2021	500	506	4.75%, 03/15/2042	164	174
3.20%, 05/16/2024	440	454	Tanger Properties LP
4.00%, 10/07/2019	400	424	3.75%, 12/01/2024	300	301
Province of Quebec Canada			UDR Inc
2.75%, 08/25/2021	540	553	4.00%, 10/01/2025	200	205
2.88%, 10/16/2024	500	505	Ventas Realty LP
7.50%, 09/15/2029	36	51	3.75%, 05/01/2024	500	505
Province of Saskatchewan Canada			5.70%, 09/30/2043	225	250
8.50%, 07/15/2022	17	22	Weingarten Realty Investors
		$4,005	3.38%, 10/15/2022	120	120
REITS- 0.73%			Welltower Inc
Alexandria Real Estate Equities Inc			2.25%, 03/15/2018	500	502
3.90%, 06/15/2023	750	761	4.50%, 01/15/2024	30	32
American Tower Corp			5.25%, 01/15/2022	350	387
4.70%, 03/15/2022	50	54	Weyerhaeuser Co
5.90%, 11/01/2021	500	564	4.70%, 03/15/2021	30	32
AvalonBay Communities Inc			7.38%, 10/01/2019	500	565
2.85%, 03/15/2023	30	29	7.38%, 03/15/2032	30	38
3.50%, 11/15/2024	1,000	1,005			$13,389
3.63%, 10/01/2020	100	104	Retail - 1.01%
Boston Properties LP			AutoZone Inc
3.13%, 09/01/2023	20	20	3.13%, 04/21/2026	500	481
5.63%, 11/15/2020	30	33	Bed Bath & Beyond Inc
5.88%, 10/15/2019	530	580	3.75%, 08/01/2024	500	505
Camden Property Trust			Costco Wholesale Corp
3.50%, 09/15/2024	25	25	1.75%, 02/15/2020	250	248
CBL & Associates LP			CVS Health Corp
5.25%, 12/01/2023	200	199	1.90%, 07/20/2018	1,350	1,353
Crown Castle International Corp			2.80%, 07/20/2020	340	345
3.70%, 06/15/2026	210	204	3.50%, 07/20/2022	500	513
5.25%, 01/15/2023	500	543	5.13%, 07/20/2045	240	263
CubeSmart LP			Dollar General Corp
4.38%, 12/15/2023	30	31	1.88%, 04/15/2018	530	530
DDR Corp			Home Depot Inc/The
4.63%, 07/15/2022	130	138	3.50%, 09/15/2056	300	262
Duke Realty LP			3.75%, 02/15/2024	500	526
3.75%, 12/01/2024	300	304	4.25%, 04/01/2046	650	669
			5.88%, 12/16/2036	550	690

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Kohl's Corp			Microsoft Corp
4.00%, 11/01/2021	$30	$32	1.85%, 02/12/2020	$500	$500
4.25%, 07/17/2025	300	302	2.38%, 02/12/2022	750	748
Lowe's Cos Inc			2.40%, 08/08/2026	470	446
3.88%, 09/15/2023	30	32	3.13%, 11/03/2025	180	182
4.25%, 09/15/2044	450	452	3.45%, 08/08/2036	400	378
4.38%, 09/15/2045	500	509	3.63%, 12/15/2023	550	579
6.65%, 09/15/2037	33	43	3.70%, 08/08/2046	500	465
Macy's Retail Holdings Inc			3.95%, 08/08/2056	635	590
5.13%, 01/15/2042	250	228	4.00%, 02/12/2055	500	463
6.90%, 04/01/2029	510	558	4.20%, 06/01/2019	50	53
McDonald's Corp			4.20%, 11/03/2035	360	376
3.25%, 06/10/2024	175	175	4.45%, 11/03/2045	207	218
3.63%, 05/20/2021	750	782	4.75%, 11/03/2055	70	75
3.70%, 01/30/2026	115	117	Oracle Corp
4.70%, 12/09/2035	250	260	2.38%, 01/15/2019	600	609
4.88%, 12/09/2045	240	253	2.80%, 07/08/2021	500	508
5.00%, 02/01/2019	100	106	3.40%, 07/08/2024	550	561
Nordstrom Inc			3.90%, 05/15/2035	130	127
5.00%, 01/15/2044	300	298	4.00%, 07/15/2046	1,000	948
O'Reilly Automotive Inc			4.38%, 05/15/2055	150	146
3.55%, 03/15/2026	500	498	5.00%, 07/08/2019	250	270
QVC Inc			5.38%, 07/15/2040	550	631
3.13%, 04/01/2019	30	30	5.75%, 04/15/2018	500	529
Staples Inc					$11,371
4.38%, 01/12/2023	120	120	Sovereign - 1.61%
Starbucks Corp			Canada Government International Bond
2.10%, 02/04/2021	750	746	1.13%, 03/19/2018	200	200
Target Corp			Chile Government International Bond
3.63%, 04/15/2046	300	276	3.25%, 09/14/2021	500	520
3.88%, 07/15/2020	500	532	3.88%, 08/05/2020	750	795
4.00%, 07/01/2042	500	491	Colombia Government International Bond
TJX Cos Inc/The			7.38%, 09/18/2037	500	594
2.75%, 06/15/2021	25	26	11.75%, 02/25/2020	300	381
Walgreen Co			10.38%, 01/28/2033	700	1,014
5.25%, 01/15/2019	6	6	Development Bank of Japan Inc
Walgreens Boots Alliance Inc			2.00%, 10/19/2021	350	340
2.70%, 11/18/2019	1,000	1,014	Export Development Canada
3.80%, 11/18/2024	500	508	1.75%, 08/19/2019	50	50
Wal-Mart Stores Inc			1.75%, 07/21/2020	750	750
3.25%, 10/25/2020	550	575	Export-Import Bank of Korea
3.30%, 04/22/2024	550	567	1.88%, 10/21/2021	350	339
5.63%, 04/15/2041	450	554	2.25%, 01/21/2020	500	498
6.50%, 08/15/2037	1,300	1,761	5.00%, 04/11/2022	500	555
6.75%, 10/15/2023	250	312	Financing Corp
		$18,548	9.65%, 11/02/2018	500	580
Semiconductors - 0.20%			Hungary Government International Bond
Applied Materials Inc			5.38%, 03/25/2024	500	549
5.85%, 06/15/2041	500	584	6.38%, 03/29/2021	500	562
Intel Corp			Israel Government AID Bond
2.45%, 07/29/2020	300	304	5.50%, 09/18/2023	65	78
3.30%, 10/01/2021	550	573	5.50%, 04/26/2024	65	78
4.90%, 07/29/2045	500	557	5.50%, 09/18/2033	33	43
KLA-Tencor Corp			Israel Government International Bond
3.38%, 11/01/2019	300	307	4.00%, 06/30/2022	650	698
NVIDIA Corp			5.13%, 03/26/2019	500	540
2.20%, 09/16/2021	300	293	Japan Bank for International
3.20%, 09/16/2026	500	480	Cooperation/Japan
QUALCOMM Inc			2.13%, 02/10/2025	300	286
2.25%, 05/20/2020	250	250	2.25%, 11/04/2026	1,000	949
3.45%, 05/20/2025	180	183	2.38%, 04/20/2026	500	483
4.65%, 05/20/2035	70	74	3.00%, 05/29/2024	300	307
4.80%, 05/20/2045	110	117	Mexico Government International Bond
		$3,722	3.60%, 01/30/2025	530	508
Software - 0.62%			3.63%, 03/15/2022	1,070	1,067
Fidelity National Information Services Inc			4.60%, 01/23/2046	500	434
2.00%, 04/15/2018	530	532	4.75%, 03/08/2044	210	186
3.63%, 10/15/2020	200	207	5.75%, 10/12/2110	500	449
5.00%, 10/15/2025	180	195	6.75%, 09/27/2034	750	879
Fiserv Inc			8.30%, 08/15/2031	97	142
2.70%, 06/01/2020	1,000	1,004
3.50%, 10/01/2022	30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Panama Government International Bond			European Investment Bank	(continued)
3.75%, 03/16/2025	$250	$250	1.25%, 05/15/2019		$1,930	$1,914
5.20%, 01/30/2020	500	538	1.25%, 12/16/2019		500	493
8.88%, 09/30/2027	570	785	1.38%, 06/15/2020		330	325
Peruvian Government International Bond			1.63%, 03/16/2020		300	299
5.63%, 11/18/2050	400	456	1.88%, 02/10/2025		250	238
7.13%, 03/30/2019	500	559	2.00%, 03/15/2021		795	794
8.75%, 11/21/2033	350	515	2.50%, 04/15/2021		150	153
Philippine Government International Bond			2.88%, 09/15/2020		1,100	1,140
4.00%, 01/15/2021	750	803	FMS Wertmanagement AoeR
6.38%, 10/23/2034	510	669	1.00%, 08/16/2019		550	541
7.75%, 01/14/2031	140	199	1.75%, 03/17/2020		200	200
10.63%, 03/16/2025	600	931	Inter-American Development Bank
Republic of Italy Government International			1.13%, 08/28/2018		1,750	1,743
Bond			1.75%, 10/15/2019		1,000	1,003
5.38%, 06/15/2033	40	44	3.88%, 09/17/2019		600	636
6.88%, 09/27/2023	550	646	4.38%, 01/24/2044		50	58
Republic of Poland Government International			International Bank for Reconstruction &
Bond			Development
5.00%, 03/23/2022	500	547	0.88%, 07/19/2018		1,250	1,242
5.13%, 04/21/2021	580	636	1.00%, 10/05/2018		1,870	1,861
Republic of South Africa Government			1.13%, 11/27/2019		500	493
International Bond			1.25%, 07/26/2019		1,000	993
4.30%, 10/12/2028	500	463	1.38%, 05/24/2021		345	336
5.88%, 05/30/2022	100	109	1.38%, 09/20/2021		320	311
5.88%, 09/16/2025	500	536	1.88%, 10/07/2022		180	177
Svensk Exportkredit AB			2.25%, 06/24/2021		750	758
1.25%, 04/12/2019	500	495	2.50%, 07/29/2025		270	269
1.75%, 08/28/2020	400	398	7.63%, 01/19/2023		933	1,215
Tennessee Valley Authority			International Finance Corp
3.50%, 12/15/2042	100	98	1.63%, 07/16/2020		200	199
3.88%, 02/15/2021	400	432	1.75%, 09/16/2019		550	553
4.25%, 09/15/2065	150	155	2.13%, 04/07/2026		1,000	964
4.50%, 04/01/2018	54	56	Nordic Investment Bank
4.63%, 09/15/2060	500	559	1.13%, 02/25/2019		750	744
5.25%, 09/15/2039	250	313	North American Development Bank
5.38%, 04/01/2056	61	76	2.30%, 10/10/2018		500	506
5.88%, 04/01/2036	600	800				$31,259
6.75%, 11/01/2025	57	75	Telecommunications - 1.44%
Tunisia Government AID Bonds			America Movil SAB de CV
1.42%, 08/05/2021	250	243	5.00%, 03/30/2020		30	32
Ukraine Government AID Bonds			6.13%, 03/30/2040		750	847
1.47%, 09/29/2021	250	245	AT&T Inc
Uruguay Government International Bond			1.40%, 12/01/2017		1,500	1,495
4.13%, 11/20/2045	386	319	2.30%, 03/11/2019		150	150
4.38%, 10/27/2027	210	209	3.00%, 02/15/2022		760	754
7.63%, 03/21/2036	400	504	3.80%, 03/15/2022		530	540
		$28,517	3.90%, 03/11/2024		500	503
Supranational Bank - 1.70%			3.95%, 01/15/2025		500	500
African Development Bank			4.13%, 02/17/2026		500	504
1.00%, 11/02/2018	500	496	4.35%, 06/15/2045		1,500	1,315
1.38%, 02/12/2020	250	247	4.55%, 03/09/2049(c)		559	499
1.63%, 10/02/2018	750	754	5.35%, 09/01/2040		54	54
2.38%, 09/23/2021	15	15	5.88%, 10/01/2019		520	569
Asian Development Bank			6.15%, 09/15/2034		400	435
0.88%, 04/26/2018	500	497	6.30%, 01/15/2038		500	563
1.50%, 09/28/2018	750	753	6.50%, 09/01/2037		56	64
1.75%, 09/11/2018	1,250	1,260	British Telecommunications PLC
2.13%, 11/24/2021	800	799	5.95%, 01/15/2018		10	10
2.13%, 03/19/2025	300	290	9.38%, 12/15/2030(a)		530	807
5.82%, 06/16/2028	39	49	Cisco Systems Inc
Corp Andina de Fomento			1.65%, 06/15/2018		750	753
4.38%, 06/15/2022	559	598	1.85%, 09/20/2021		750	731
Council Of Europe Development Bank			2.20%, 02/28/2021		500	497
1.75%, 11/14/2019	300	300	2.45%, 06/15/2020		460	464
European Bank for Reconstruction &			2.50%, 09/20/2026		750	711
Development			2.95%, 02/28/2026		300	297
1.00%, 09/17/2018	750	745	5.90%, 02/15/2039		430	542
1.88%, 02/23/2022	500	492	Deutsche Telekom International Finance BV
European Investment Bank			8.75%, 06/15/2030(a)		530	773
1.00%, 06/15/2018	1,000	995	Juniper Networks Inc
1.13%, 08/15/2018	1,000	996	4.35%, 06/15/2025		200	201
1.13%, 08/15/2019	1,840	1,815

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)			Transportation (continued)
Motorola Solutions Inc			Union Pacific Corp
3.50%, 09/01/2021	$275	$276	1.80%, 02/01/2020	$200	$199
Orange SA			2.25%, 06/19/2020	750	753
4.13%, 09/14/2021	30	32	2.75%, 03/01/2026	500	489
5.38%, 01/13/2042	30	34	3.80%, 10/01/2051(c)	280	259
9.00%, 03/01/2031(a)	500	752	4.16%, 07/15/2022	500	543
Qwest Corp			United Parcel Service Inc
6.88%, 09/15/2033	17	16	3.13%, 01/15/2021	530	550
7.25%, 09/15/2025	565	608	3.63%, 10/01/2042	500	476
Rogers Communications Inc			4.88%, 11/15/2040	30	34
6.80%, 08/15/2018	30	32	5.13%, 04/01/2019	325	350
7.50%, 08/15/2038	500	660			$12,028
Telefonica Emisiones SAU			Trucking & Leasing - 0.00%
5.13%, 04/27/2020	100	107	GATX Corp
7.05%, 06/20/2036	530	616	4.75%, 06/15/2022	50	54
Telefonica Europe BV
8.25%, 09/15/2030	350	464	Water- 0.00%
Verizon Communications Inc			American Water Capital Corp
2.55%, 06/17/2019	750	759	6.59%, 10/15/2037	13	17
2.63%, 02/21/2020	350	353
2.63%, 08/15/2026	500	461	TOTAL BONDS		$625,093
3.45%, 03/15/2021	500	516		Principal
3.50%, 11/01/2024	1,000	1,006	MUNICIPAL BONDS - 0.81%	Amount (000's)	Value(000	's)
4.15%, 03/15/2024	100	105	California - 0.28%
4.27%, 01/15/2036	500	478	Bay Area Toll Authority
4.67%, 03/15/2055	880	821	6.26%, 04/01/2049	$325	$442
4.86%, 08/21/2046	1,750	1,755	6.91%, 10/01/2050	250	357
5.01%, 08/21/2054	607	601	East Bay Municipal Utility District Water
5.05%, 03/15/2034	550	575	System Revenue
Vodafone Group PLC			5.87%, 06/01/2040	20	25
4.63%, 07/15/2018	560	583	Los Angeles Community College District/CA
6.15%, 02/27/2037	240	267	6.60%, 08/01/2042	500	697
		$26,487	Los Angeles Department of Water
Toys, Games & Hobbies - 0.00%			6.01%, 07/01/2039	30	37
Mattel Inc			Los Angeles Unified School District/CA
2.35%, 05/06/2019	30	30	5.76%, 07/01/2029	530	641
			Regents of the University of California
Transportation - 0.66%			Medical Center Pooled Revenue
Burlington Northern Santa Fe LLC			6.55%, 05/15/2048	20	26
3.65%, 09/01/2025	500	522	State of California
4.10%, 06/01/2021	400	427	6.65%, 03/01/2022	350	416
4.15%, 04/01/2045	200	199	7.30%, 10/01/2039	750	1,057
4.40%, 03/15/2042	30	31	7.70%, 11/01/2030	500	596
4.55%, 09/01/2044	400	421	University of California
5.40%, 06/01/2041	400	466	3.93%, 05/15/2045	200	196
7.95%, 08/15/2030	30	42	5.77%, 05/15/2043	530	647
Canadian National Railway Co					$5,137
2.25%, 11/15/2022	30	29	Colorado - 0.02%
2.85%, 12/15/2021	500	510	Regional Transportation District
3.50%, 11/15/2042	75	69	5.84%, 11/01/2050	250	324
5.55%, 03/01/2019	39	42
Canadian Pacific Railway Co			Connecticut - 0.03%
2.90%, 02/01/2025	500	489	State of Connecticut
3.70%, 02/01/2026	100	103	5.85%, 03/15/2032	430	523
4.45%, 03/15/2023	30	32
6.13%, 09/15/2115	350	404	Florida - 0.00%
CSX Corp			State Board of Administration Finance Corp
2.60%, 11/01/2026	350	328	2.11%, 07/01/2018	30	30
3.40%, 08/01/2024	600	614
4.75%, 05/30/2042	430	441	Georgia - 0.04%
FedEx Corp			Municipal Electric Authority of Georgia
3.20%, 02/01/2025	1,000	999	6.64%, 04/01/2057	540	668
3.88%, 08/01/2042	30	27	State of Georgia
4.00%, 01/15/2024	500	530	4.50%, 11/01/2025	30	33
Norfolk Southern Corp					$701
3.00%, 04/01/2022	500	505	Illinois - 0.04%
3.25%, 12/01/2021	40	41	Chicago Transit Authority
3.85%, 01/15/2024	200	209	6.20%, 12/01/2040	30	35
4.80%, 08/15/2043	300	318	City of Chicago IL
4.84%, 10/01/2041	30	32	6.31%, 01/01/2044	30	27
Ryder System Inc			State of Illinois
2.35%, 02/26/2019	40	40	4.95%, 06/01/2023	85	87
2.55%, 06/01/2019	500	505

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Illinois (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
State of Illinois (continued)			2.50%, 02/01/2031	$698	$701
5.10%, 06/01/2033	$700	$627	2.50%, 04/01/2031	230	231
		$776	2.50%, 12/01/2031(e)	3,975	3,989
New Jersey - 0.12%			2.50%, 01/01/2032(e)	325	325
New Jersey Economic Development			2.50%, 01/01/2043	178	170
Authority (credit support from AGM)			2.50%, 07/01/2043	85	81
0.00%, 02/15/2023(b),(d)	50	39	2.50%, 12/01/2045(e)	250	238
New Jersey Economic Development			2.50%, 01/01/2046	171	163
Authority (credit support from NATL)			2.52%, 10/01/2044(a)	500	513
7.43%, 02/15/2029(d)	750	888	2.95%, 11/01/2044(a)	396	406
New Jersey Transportation Trust Fund			3.00%, 04/01/2021	152	156
Authority			3.00%, 09/01/2021	7	7
1.76%, 12/15/2018	400	391	3.00%, 10/01/2021	356	366
6.56%, 12/15/2040	146	163	3.00%, 12/01/2021	205	211
New Jersey Turnpike Authority (credit			3.00%, 12/01/2026(e)	1,050	1,079
support from NEW JERSEY ST TPK AUTH			3.00%, 02/01/2027	462	475
TPK REV)			3.00%, 02/01/2027	194	200
7.41%, 01/01/2040(d)	500	722	3.00%, 05/01/2027	58	59
		$2,203	3.00%, 06/01/2027	170	175
New York - 0.15%			3.00%, 11/01/2028	626	645
City of New York NY			3.00%, 04/01/2029	569	585
6.27%, 12/01/2037	500	654	3.00%, 07/01/2029	109	112
Metropolitan Transportation Authority			3.00%, 09/01/2029	529	544
6.55%, 11/15/2031	380	479	3.00%, 10/01/2029	403	414
New York City Water & Sewer System			3.00%, 10/01/2029	762	784
5.72%, 06/15/2042	280	357	3.00%, 11/01/2029	345	354
New York State Dormitory Authority			3.00%, 11/01/2029	200	206
5.39%, 03/15/2040	500	605	3.00%, 12/01/2029	107	110
Port Authority of New York & New Jersey			3.00%, 01/01/2030	294	303
4.46%, 10/01/2062	500	503	3.00%, 03/01/2030	45	46
		$2,598	3.00%, 04/01/2030	192	198
Ohio- 0.06%			3.00%, 11/01/2030	446	459
American Municipal Power Inc			3.00%, 01/01/2031	174	179
7.50%, 02/15/2050	30	42	3.00%, 02/01/2031	66	68
7.83%, 02/15/2041	250	354	3.00%, 03/01/2031	97	99
Ohio State University/The			3.00%, 03/01/2031	180	185
3.80%, 12/01/2046	350	339	3.00%, 04/01/2031	734	755
4.05%, 12/01/2056	350	346	3.00%, 05/01/2032	720	736
4.91%, 06/01/2040	50	57	3.00%, 04/01/2033	93	95
		$1,138	3.00%, 09/01/2034	489	497
Texas- 0.07%			3.00%, 10/01/2034	332	338
City of Houston TX			3.00%, 12/01/2034	107	109
6.29%, 03/01/2032	500	597	3.00%, 04/01/2035	279	283
Dallas Area Rapid Transit			3.00%, 05/01/2035	84	85
5.02%, 12/01/2048	30	35	3.00%, 06/01/2035	381	387
State of Texas			3.00%, 04/01/2036	282	286
5.52%, 04/01/2039	500	631	3.00%, 09/01/2042	2,085	2,081
University of Texas System/The			3.00%, 10/01/2042	490	489
5.13%, 08/15/2042	80	96	3.00%, 11/01/2042	907	905
		$1,359	3.00%, 01/01/2043	150	150
			3.00%, 01/01/2043	154	154
Washington - 0.00%			3.00%, 01/01/2043(e)	1,975	1,959
State of Washington			3.00%, 02/01/2043	890	888
5.09%, 08/01/2033	30	36	3.00%, 04/01/2043	1,399	1,396
			3.00%, 07/01/2043	180	180
TOTAL MUNICIPAL BONDS		$14,825	3.00%, 08/01/2043	1,389	1,386
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 08/01/2043	1,122	1,119
AGENCY OBLIGATIONS - 64.82%	Amount (000's)	Value (000's)	3.00%, 09/01/2043	238	237
Federal Home Loan Mortgage Corporation (FHLMC) - 7.75%			3.00%, 10/01/2043	178	177
2.00%, 03/01/2028	$75	$74	3.00%, 12/01/2044	662	660
2.00%, 08/01/2028	450	442	3.00%, 01/01/2045	34	34
2.00%, 01/01/2030	94	92	3.00%, 01/01/2045	204	204
2.00%, 12/01/2031(e)	650	634	3.00%, 03/01/2045	400	398
2.39%, 10/01/2043(a)	30	30	3.00%, 04/01/2045	1,191	1,187
2.50%, 03/01/2027	158	158	3.00%, 04/01/2045	266	265
2.50%, 08/01/2027	114	115	3.00%, 06/01/2045	784	781
2.50%, 08/01/2028	284	285	3.00%, 08/01/2045	1,226	1,222
2.50%, 09/01/2029	678	681	3.00%, 08/01/2045	51	51
2.50%, 12/01/2029	850	854	3.00%, 12/01/2045	1,431	1,426
2.50%, 01/01/2030	884	888	3.00%, 01/01/2046	137	136
2.50%, 09/01/2030	1,918	1,927	3.00%, 03/01/2046	871	868
2.50%, 01/01/2031	705	709	3.00%, 04/01/2046	1,124	1,120
2.50%, 01/01/2031	672	675	3.00%, 04/01/2046	945	942

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 07/01/2046	$481	$479	4.00%, 12/01/2041	$69	$73
3.00%, 12/01/2046(e)	10,150	10,105	4.00%, 01/01/2042	17	19
3.50%, 01/01/2021	71	74	4.00%, 01/01/2044	23	24
3.50%, 01/01/2021	206	215	4.00%, 02/01/2044	382	405
3.50%, 03/01/2021	49	51	4.00%, 02/01/2044	22	23
3.50%, 03/01/2021	448	467	4.00%, 03/01/2044	129	136
3.50%, 10/01/2025	42	44	4.00%, 04/01/2044	584	614
3.50%, 11/01/2025	7	7	4.00%, 05/01/2044	262	276
3.50%, 11/01/2025	14	15	4.00%, 06/01/2044	418	440
3.50%, 02/01/2026	187	195	4.00%, 07/01/2044	73	76
3.50%, 02/01/2026	46	48	4.00%, 07/01/2044	730	768
3.50%, 04/01/2026	175	183	4.00%, 07/01/2044	293	308
3.50%, 06/01/2026	22	23	4.00%, 07/01/2044	933	981
3.50%, 08/01/2026	21	22	4.00%, 08/01/2044	16	17
3.50%, 12/01/2026(e)	450	469	4.00%, 09/01/2044	262	276
3.50%, 12/01/2028	92	97	4.00%, 11/01/2044	678	715
3.50%, 02/01/2029	85	88	4.00%, 11/01/2044	42	44
3.50%, 06/01/2029	552	578	4.00%, 12/01/2044	608	640
3.50%, 09/01/2029	23	24	4.00%, 12/01/2044	3,203	3,369
3.50%, 02/01/2030	373	390	4.00%, 01/01/2045	795	837
3.50%, 09/01/2030	84	88	4.00%, 02/01/2045	33	34
3.50%, 04/01/2032	91	94	4.00%, 05/01/2045	413	435
3.50%, 05/01/2034	182	188	4.00%, 07/01/2045	568	598
3.50%, 05/01/2034	505	523	4.00%, 07/01/2045	409	431
3.50%, 01/01/2035	419	434	4.00%, 08/01/2045	1,108	1,166
3.50%, 06/01/2035	339	351	4.00%, 09/01/2045	2,763	2,906
3.50%, 11/01/2041	54	56	4.00%, 10/01/2045	166	174
3.50%, 01/01/2042	49	50	4.00%, 10/01/2045	867	912
3.50%, 01/01/2042(e)	400	409	4.00%, 11/01/2045	863	908
3.50%, 04/01/2042	62	64	4.00%, 11/01/2045	174	183
3.50%, 06/01/2042	56	57	4.00%, 12/01/2045	186	196
3.50%, 06/01/2042	277	285	4.00%, 02/01/2046	306	322
3.50%, 07/01/2042	2,852	2,938	4.50%, 09/01/2018	53	54
3.50%, 08/01/2042	47	48	4.50%, 01/01/2019	191	196
3.50%, 10/01/2042	1,468	1,513	4.50%, 05/01/2019	175	180
3.50%, 01/01/2044	717	736	4.50%, 12/01/2019	121	124
3.50%, 08/01/2044	32	33	4.50%, 01/01/2024	15	16
3.50%, 01/01/2045	975	1,002	4.50%, 08/01/2025	39	41
3.50%, 02/01/2045	283	291	4.50%, 10/01/2030	225	244
3.50%, 02/01/2045	381	392	4.50%, 05/01/2031	24	26
3.50%, 03/01/2045	646	663	4.50%, 02/01/2039	26	28
3.50%, 03/01/2045	1,356	1,392	4.50%, 04/01/2039	31	34
3.50%, 06/01/2045	705	724	4.50%, 09/01/2039	40	43
3.50%, 07/01/2045	698	716	4.50%, 10/01/2039	565	610
3.50%, 08/01/2045	466	479	4.50%, 10/01/2039	37	41
3.50%, 09/01/2045	667	685	4.50%, 11/01/2039	45	48
3.50%, 10/01/2045	84	86	4.50%, 02/01/2040	12	13
3.50%, 12/01/2045	1,760	1,808	4.50%, 02/01/2040	43	47
3.50%, 01/01/2046	1,588	1,631	4.50%, 02/01/2040	33	36
3.50%, 03/01/2046	1,077	1,106	4.50%, 05/01/2040	8	9
3.50%, 03/01/2046	3,452	3,545	4.50%, 05/01/2040	22	24
3.50%, 03/01/2046	398	408	4.50%, 07/01/2040	34	37
3.50%, 04/01/2046	1,748	1,795	4.50%, 08/01/2040	27	29
3.50%, 05/01/2046	1,092	1,122	4.50%, 08/01/2040	42	46
3.50%, 06/01/2046	967	993	4.50%, 08/01/2040	28	30
3.50%, 12/01/2046(e)	9,925	10,188	4.50%, 09/01/2040	36	39
4.00%, 06/01/2018	99	102	4.50%, 02/01/2041	456	493
4.00%, 04/01/2019	1	1	4.50%, 03/01/2041	642	693
4.00%, 07/01/2020	236	242	4.50%, 05/01/2041	32	34
4.00%, 07/01/2024	21	22	4.50%, 06/01/2041	20	21
4.00%, 12/01/2024	310	323	4.50%, 06/01/2041	712	771
4.00%, 08/01/2025	29	31	4.50%, 08/01/2041	54	58
4.00%, 10/01/2025	22	23	4.50%, 08/01/2041	8	8
4.00%, 03/01/2026	6	7	4.50%, 12/01/2041(e)	600	647
4.00%, 12/01/2030	46	49	4.50%, 03/01/2042	28	30
4.00%, 11/01/2033	306	326	4.50%, 09/01/2043	276	298
4.00%, 07/01/2034	212	226	4.50%, 10/01/2043	15	16
4.00%, 07/01/2039	82	88	4.50%, 11/01/2043	333	359
4.00%, 12/01/2040	82	86	4.50%, 11/01/2043	533	574
4.00%, 12/01/2040	417	440	4.50%, 12/01/2043	562	605
4.00%, 12/01/2040	97	103	4.50%, 02/01/2044	294	318
4.00%, 10/01/2041	106	112	4.50%, 03/01/2044	931	1,003
4.00%, 12/01/2041(e)	2,275	2,394	4.50%, 06/01/2044	66	71

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 08/01/2044	$161	$173	6.50%, 09/01/2039	$45	$51
4.50%, 09/01/2044	577	622			$142,179
4.50%, 09/01/2044	109	118	Federal National Mortgage Association (FNMA) - 12.33%
4.50%, 09/01/2044	58	62	2.00%, 11/01/2028	75	73
4.50%, 01/01/2045	95	102	2.00%, 09/01/2029	639	628
4.50%, 09/01/2045	1,025	1,105	2.00%, 01/01/2030	41	40
5.00%, 04/01/2021	22	23	2.00%, 01/01/2030	88	86
5.00%, 06/01/2023	135	148	2.00%, 05/01/2030	262	256
5.00%, 04/01/2025	349	382	2.00%, 12/01/2031	400	391
5.00%, 09/01/2025	263	288	2.00%, 12/01/2031(e)	400	391
5.00%, 01/01/2026	15	17	2.43%, 01/01/2046	171	174
5.00%, 03/01/2026	10	11	2.50%, 01/01/2028	259	261
5.00%, 07/01/2026	3	3	2.50%, 07/01/2028	664	668
5.00%, 03/01/2028	96	106	2.50%, 07/01/2028	244	246
5.00%, 03/01/2030	7	7	2.50%, 08/01/2028	24	25
5.00%, 08/01/2030	56	61	2.50%, 11/01/2028	842	847
5.00%, 09/01/2033	302	330	2.50%, 09/01/2029	541	544
5.00%, 09/01/2033	13	14	2.50%, 11/01/2029	66	66
5.00%, 08/01/2035	14	16	2.50%, 12/01/2029	767	772
5.00%, 10/01/2035	2	2	2.50%, 02/01/2030	145	146
5.00%, 11/01/2035	172	189	2.50%, 03/01/2030	49	50
5.00%, 08/01/2036	25	27	2.50%, 03/01/2030	562	565
5.00%, 11/01/2036	22	24	2.50%, 05/01/2030	616	619
5.00%, 12/01/2036	469	516	2.50%, 07/01/2030	172	173
5.00%, 06/01/2037	15	17	2.50%, 08/01/2030	588	591
5.00%, 12/01/2038	101	110	2.50%, 08/01/2030	727	731
5.00%, 01/01/2039	24	27	2.50%, 12/01/2030	789	793
5.00%, 01/01/2039	23	25	2.50%, 01/01/2031	44	44
5.00%, 08/01/2039	6	6	2.50%, 03/01/2031	234	235
5.00%, 09/01/2039	22	24	2.50%, 03/01/2031	907	912
5.00%, 11/01/2039	554	606	2.50%, 03/01/2031	705	708
5.00%, 01/01/2040	47	52	2.50%, 05/01/2031	193	194
5.00%, 08/01/2040	44	48	2.50%, 05/01/2031	352	354
5.00%, 09/01/2040	13	14	2.50%, 07/01/2031	763	767
5.00%, 02/01/2041	153	168	2.50%, 12/01/2031(e)	4,700	4,721
5.00%, 03/01/2041	640	701	2.50%, 01/01/2032(e)	925	927
5.00%, 04/01/2041	79	87	2.50%, 07/01/2033	28	27
5.00%, 09/01/2041	32	35	2.50%, 10/01/2036	298	292
5.00%, 12/01/2041	310	342	2.50%, 12/01/2042	78	75
5.00%, 12/01/2041(e)	1,925	2,108	2.50%, 01/01/2043	166	159
5.00%, 01/01/2042(e)	300	328	2.50%, 02/01/2043	61	59
5.00%, 02/01/2042	1,084	1,190	2.50%, 05/01/2043	254	244
5.00%, 04/01/2044	306	337	2.50%, 07/01/2043	191	183
5.50%, 01/01/2018	3	4	2.50%, 10/01/2043	188	181
5.50%, 06/01/2034	126	140	2.50%, 12/01/2045(e)	400	382
5.50%, 07/01/2036	44	50	2.50%, 05/01/2046	98	93
5.50%, 01/01/2037	104	116	2.65%, 02/01/2044(a)	324	332
5.50%, 09/01/2037	19	22	2.70%, 01/01/2045(a)	34	35
5.50%, 11/01/2037	23	26	2.71%, 03/01/2046(a)	630	642
5.50%, 04/01/2038	11	12	3.00%, 12/01/2020	8	8
5.50%, 07/01/2038	203	226	3.00%, 09/01/2022	176	181
5.50%, 07/01/2038	273	307	3.00%, 11/01/2025	126	129
5.50%, 07/01/2038	210	237	3.00%, 01/01/2026	133	137
5.50%, 07/01/2038	11	13	3.00%, 11/01/2026	99	101
5.50%, 09/01/2038	21	24	3.00%, 12/01/2026(e)	1,650	1,697
5.50%, 12/01/2038	1	1	3.00%, 02/01/2027	70	72
5.50%, 12/01/2038	412	461	3.00%, 03/01/2027	151	156
5.50%, 10/01/2039	442	491	3.00%, 04/01/2027	254	261
5.50%, 11/01/2039	75	84	3.00%, 07/01/2027	84	86
5.50%, 01/01/2040	20	22	3.00%, 10/01/2027	212	219
5.50%, 03/01/2040	13	14	3.00%, 01/01/2029	203	209
5.50%, 06/01/2040	31	35	3.00%, 02/01/2029	153	157
5.50%, 06/01/2041	310	347	3.00%, 03/01/2029	18	18
6.00%, 04/01/2023	2	3	3.00%, 04/01/2029	685	705
6.00%, 12/01/2037	24	28	3.00%, 11/01/2029	82	84
6.00%, 04/01/2038	613	696	3.00%, 11/01/2029	124	127
6.00%, 05/01/2038	63	72	3.00%, 12/01/2029	411	423
6.00%, 07/01/2038	39	44	3.00%, 12/01/2029	180	186
6.00%, 10/01/2038	2	3	3.00%, 01/01/2030	873	898
6.00%, 11/01/2038	236	271	3.00%, 01/01/2030	1,042	1,072
6.00%, 01/01/2039	69	79	3.00%, 01/01/2030	188	194
6.50%, 06/01/2017	1	1	3.00%, 06/01/2030	642	661
			3.00%, 07/01/2030	980	1,009

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.00%, 09/01/2030	$214	$220		3.00%, 05/01/2046	$286	$285
3.00%, 10/01/2030	87	89		3.00%, 05/01/2046	384	383
3.00%, 10/01/2030	968	997		3.00%, 08/01/2046	322	321
3.00%, 11/01/2030	800	824		3.00%, 12/01/2046(e)	8,575	8,542
3.00%, 11/01/2030	23	24		3.05%, 12/01/2041(a)	30	31
3.00%, 12/01/2030	148	153		3.15%, 12/01/2040(a)	27	28
3.00%, 12/01/2030	551	567		3.50%, 09/01/2018	1	1
3.00%, 12/01/2030	143	147		3.50%, 05/01/2020	113	118
3.00%, 02/01/2031	684	704		3.50%, 10/01/2025	43	45
3.00%, 03/01/2031	478	492		3.50%, 11/01/2025	52	54
3.00%, 04/01/2031	191	197		3.50%, 12/01/2025	254	265
3.00%, 01/01/2033	91	93		3.50%, 01/01/2026	36	37
3.00%, 04/01/2033	90	92		3.50%, 01/01/2026	746	778
3.00%, 09/01/2034	726	739		3.50%, 01/01/2026	157	164
3.00%, 11/01/2034	533	541		3.50%, 05/01/2026	220	229
3.00%, 12/01/2034	258	262		3.50%, 08/01/2026	45	46
3.00%, 02/01/2035	210	214		3.50%, 09/01/2026	419	437
3.00%, 02/01/2035	375	381		3.50%, 10/01/2026	611	637
3.00%, 05/01/2035	1,061	1,078		3.50%, 10/01/2026	548	571
3.00%, 06/01/2035	595	605		3.50%, 12/01/2026(e)	400	417
3.00%, 11/01/2035	255	259		3.50%, 06/01/2027	467	487
3.00%, 02/01/2036	267	272		3.50%, 03/01/2029	295	307
3.00%, 07/01/2036	415	421		3.50%, 09/01/2029	400	417
3.00%, 04/01/2042	239	239		3.50%, 10/01/2029	674	703
3.00%, 11/01/2042	870	871		3.50%, 11/01/2029	14	14
3.00%, 12/01/2042	2,144	2,147		3.50%, 04/01/2030	38	40
3.00%, 04/01/2043	245	245		3.50%, 11/01/2030	186	195
3.00%, 04/01/2043	887	888		3.50%, 04/01/2032	46	47
3.00%, 04/01/2043	25	25		3.50%, 07/01/2032	37	39
3.00%, 04/01/2043	906	907		3.50%, 09/01/2032	42	44
3.00%, 04/01/2043	1,109	1,111		3.50%, 10/01/2033	23	24
3.00%, 05/01/2043	1,660	1,662		3.50%, 05/01/2034	147	153
3.00%, 05/01/2043	950	951		3.50%, 06/01/2034	100	104
3.00%, 05/01/2043	230	230		3.50%, 07/01/2034	649	674
3.00%, 05/01/2043	1,478	1,480		3.50%, 09/01/2034	492	511
3.00%, 05/01/2043	70	70		3.50%, 10/01/2034	163	170
3.00%, 05/01/2043	1,389	1,391		3.50%, 12/01/2035	881	913
3.00%, 06/01/2043	256	256		3.50%, 02/01/2036	180	187
3.00%, 06/01/2043	768	769		3.50%, 08/01/2036	292	304
3.00%, 06/01/2043	1,073	1,075		3.50%, 02/01/2041(a)	7	8
3.00%, 07/01/2043	223	223		3.50%, 03/01/2041	69	71
3.00%, 07/01/2043	115	115		3.50%, 10/01/2041	49	51
3.00%, 07/01/2043	1,124	1,125		3.50%, 12/01/2041	67	68
3.00%, 07/01/2043	957	958		3.50%, 12/01/2041(e)	16,700	17,151
3.00%, 07/01/2043	1,329	1,331		3.50%, 02/01/2042	666	684
3.00%, 08/01/2043	152	152		3.50%, 03/01/2042	155	159
3.00%, 08/01/2043	79	79		3.50%, 04/01/2042	185	190
3.00%, 10/01/2043	1,062	1,063		3.50%, 05/01/2042	129	133
3.00%, 10/01/2043	579	580		3.50%, 06/01/2042	897	925
3.00%, 11/01/2043	251	251		3.50%, 07/01/2042	163	167
3.00%, 11/01/2044	745	743		3.50%, 08/01/2042	109	113
3.00%, 01/01/2045	618	616		3.50%, 09/01/2042	101	104
3.00%, 01/01/2045	1,442	1,444		3.50%, 10/01/2042	141	145
3.00%, 01/01/2045	67	66		3.50%, 01/01/2043(e)	900	922
3.00%, 01/01/2045	3,405	3,395		3.50%, 05/01/2043	1,309	1,345
3.00%, 01/01/2045	268	267		3.50%, 06/01/2043	213	219
3.00%, 04/01/2045	35	35		3.50%, 08/01/2043	943	972
3.00%, 04/01/2045	135	134		3.50%, 09/01/2043	2,162	2,230
3.00%, 08/01/2045	802	799		3.50%, 11/01/2043	405	416
3.00%, 12/01/2045	576	575		3.50%, 01/01/2044	307	316
3.00%, 12/01/2045	456	455		3.50%, 02/01/2044	29	30
3.00%, 01/01/2046	845	843		3.50%, 10/01/2044	605	622
3.00%, 01/01/2046	341	340		3.50%, 11/01/2044	656	674
3.00%, 01/01/2046(e)	3,750	3,722		3.50%, 12/01/2044	892	916
3.00%, 02/01/2046	45	45		3.50%, 12/01/2044	842	865
3.00%, 02/01/2046	26	26		3.50%, 01/01/2045	1,013	1,040
3.00%, 03/01/2046	406	405		3.50%, 02/01/2045	1,113	1,143
3.00%, 04/01/2046	1,061	1,058		3.50%, 02/01/2045	143	147
3.00%, 04/01/2046	2,025	2,019		3.50%, 02/01/2045	813	835
3.00%, 04/01/2046	23	23		3.50%, 02/01/2045	180	185
3.00%, 04/01/2046	118	118		3.50%, 04/01/2045	659	678
3.00%, 05/01/2046	437	436		3.50%, 04/01/2045	770	794
3.00%, 05/01/2046	860	857		3.50%, 05/01/2045	61	63

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 06/01/2045	$26	$27		4.00%, 08/01/2044	$774	$815
3.50%, 07/01/2045	979	1,006		4.00%, 08/01/2044	251	264
3.50%, 08/01/2045	659	677		4.00%, 08/01/2044	320	337
3.50%, 08/01/2045	651	669		4.00%, 08/01/2044	47	49
3.50%, 09/01/2045	496	510		4.00%, 09/01/2044	308	324
3.50%, 10/01/2045	39	41		4.00%, 09/01/2044	369	389
3.50%, 10/01/2045	371	382		4.00%, 09/01/2044	91	96
3.50%, 10/01/2045	369	379		4.00%, 10/01/2044	146	154
3.50%, 11/01/2045	760	781		4.00%, 10/01/2044	196	206
3.50%, 11/01/2045	342	352		4.00%, 10/01/2044	44	46
3.50%, 11/01/2045	764	785		4.00%, 10/01/2044	301	317
3.50%, 12/01/2045	510	524		4.00%, 11/01/2044	96	101
3.50%, 12/01/2045	313	321		4.00%, 11/01/2044	249	262
3.50%, 12/01/2045	57	59		4.00%, 11/01/2044	57	60
3.50%, 12/01/2045	1,064	1,093		4.00%, 11/01/2044	243	255
3.50%, 12/01/2045	944	970		4.00%, 11/01/2044	185	195
3.50%, 12/01/2045	888	913		4.00%, 11/01/2044	449	473
3.50%, 12/01/2045	1,006	1,034		4.00%, 12/01/2044	812	856
3.50%, 01/01/2046	276	283		4.00%, 12/01/2044	131	138
3.50%, 01/01/2046	1,053	1,081		4.00%, 12/01/2044	480	505
3.50%, 01/01/2046	983	1,010		4.00%, 12/01/2044	532	560
3.50%, 01/01/2046	996	1,023		4.00%, 01/01/2045	788	830
3.50%, 02/01/2046	400	411		4.00%, 01/01/2045	24	26
3.50%, 03/01/2046	91	93		4.00%, 01/01/2045	625	659
3.50%, 03/01/2046	300	308		4.00%, 02/01/2045	396	418
3.50%, 03/01/2046	849	872		4.00%, 02/01/2045	411	433
3.50%, 03/01/2046	1,256	1,291		4.00%, 02/01/2045	524	552
3.50%, 03/01/2046	870	893		4.00%, 03/01/2045	217	229
3.50%, 03/01/2046	968	994		4.00%, 04/01/2045	374	394
3.50%, 04/01/2046	875	899		4.00%, 06/01/2045	105	110
3.50%, 04/01/2046	804	827		4.00%, 08/01/2045	63	66
3.50%, 06/01/2046	250	257		4.00%, 08/01/2045	85	89
4.00%, 07/01/2019	198	203		4.00%, 08/01/2045	247	261
4.00%, 05/01/2020	140	143		4.00%, 09/01/2045	247	261
4.00%, 05/01/2020	162	166		4.00%, 09/01/2045	990	1,043
4.00%, 12/01/2020	57	59		4.00%, 11/01/2045	181	190
4.00%, 03/01/2022	179	184		4.00%, 11/01/2045	21	22
4.00%, 03/01/2022	33	34		4.00%, 11/01/2045	1,117	1,177
4.00%, 09/01/2025	37	39		4.00%, 12/01/2045	104	110
4.00%, 03/01/2026	52	55		4.00%, 12/01/2045	399	421
4.00%, 09/01/2026	42	44		4.00%, 12/01/2045	623	656
4.00%, 04/01/2029	19	21		4.00%, 12/01/2045	35	36
4.00%, 12/01/2030	25	26		4.00%, 12/01/2045	50	52
4.00%, 11/01/2031	31	33		4.00%, 01/01/2046	181	191
4.00%, 11/01/2033	518	551		4.00%, 02/01/2046	189	199
4.00%, 10/01/2034	359	382		4.00%, 02/01/2046	810	853
4.00%, 03/01/2039	28	29		4.00%, 03/01/2046	1,810	1,907
4.00%, 08/01/2039	100	106		4.00%, 03/01/2046	41	43
4.00%, 09/01/2040	196	207		4.00%, 04/01/2046	855	901
4.00%, 10/01/2040	70	74		4.00%, 07/01/2046	375	395
4.00%, 12/01/2040	51	54		4.50%, 02/01/2018	11	12
4.00%, 12/01/2040	47	50		4.50%, 05/01/2018	51	52
4.00%, 01/01/2041	184	194		4.50%, 11/01/2018	125	129
4.00%, 01/01/2041	26	28		4.50%, 01/01/2020	210	216
4.00%, 02/01/2041	130	137		4.50%, 02/01/2021	130	134
4.00%, 02/01/2041	164	172		4.50%, 08/01/2023	308	332
4.00%, 02/01/2041	68	72		4.50%, 05/01/2025	40	42
4.00%, 03/01/2041	82	87		4.50%, 06/01/2029	45	49
4.00%, 09/01/2041	65	68		4.50%, 07/01/2029	10	11
4.00%, 12/01/2041	349	369		4.50%, 08/01/2030	25	27
4.00%, 12/01/2041	108	114		4.50%, 01/01/2034	65	71
4.00%, 12/01/2041	219	231		4.50%, 02/01/2039	41	45
4.00%, 05/01/2042	61	64		4.50%, 04/01/2039	31	33
4.00%, 06/01/2042	249	263		4.50%, 04/01/2039	286	309
4.00%, 06/01/2042	512	540		4.50%, 04/01/2039	70	76
4.00%, 12/01/2042	553	585		4.50%, 06/01/2039	33	36
4.00%, 12/01/2042(e)	10,500	11,061		4.50%, 06/01/2039	4	4
4.00%, 06/01/2043	693	733		4.50%, 08/01/2039	48	52
4.00%, 09/01/2043	947	997		4.50%, 10/01/2039	31	34
4.00%, 11/01/2043	781	825		4.50%, 12/01/2039	68	74
4.00%, 11/01/2043	828	872		4.50%, 02/01/2040	68	74
4.00%, 12/01/2043	31	32		4.50%, 05/01/2040	50	54
4.00%, 05/01/2044	266	280		4.50%, 09/01/2040	544	586

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2040	$66	$72		5.00%, 05/01/2041	$58	$64
4.50%, 02/01/2041	65	70		5.00%, 08/01/2041	420	460
4.50%, 03/01/2041	65	71		5.00%, 12/01/2041(e)	4,600	5,040
4.50%, 04/01/2041	113	122		5.00%, 05/01/2042	469	516
4.50%, 05/01/2041	611	660		5.00%, 09/01/2043	213	233
4.50%, 07/01/2041	47	51		5.00%, 03/01/2044	183	200
4.50%, 07/01/2041	8	9		5.00%, 03/01/2044	594	650
4.50%, 08/01/2041	553	598		5.00%, 03/01/2044	232	254
4.50%, 09/01/2041	64	70		5.00%, 05/01/2044	278	305
4.50%, 09/01/2041	710	769		5.00%, 06/01/2044	293	322
4.50%, 11/01/2041	49	53		5.00%, 02/01/2045	409	448
4.50%, 11/01/2041	51	55		5.00%, 01/01/2047(e)	300	328
4.50%, 12/01/2041(e)	1,500	1,618		5.50%, 01/01/2025	7	7
4.50%, 01/01/2042	16	18		5.50%, 12/01/2027	139	155
4.50%, 07/01/2042	15	17		5.50%, 06/01/2034	8	9
4.50%, 09/01/2043	510	550		5.50%, 04/01/2035	3	4
4.50%, 10/01/2043	44	48		5.50%, 09/01/2035	6	7
4.50%, 10/01/2043	33	36		5.50%, 10/01/2035	11	12
4.50%, 11/01/2043	17	19		5.50%, 04/01/2036	5	6
4.50%, 11/01/2043	303	328		5.50%, 04/01/2036	40	45
4.50%, 11/01/2043	612	660		5.50%, 09/01/2036	59	67
4.50%, 12/01/2043	17	18		5.50%, 12/01/2036	57	64
4.50%, 01/01/2044	515	555		5.50%, 02/01/2037	5	5
4.50%, 01/01/2044	584	630		5.50%, 05/01/2037	40	45
4.50%, 02/01/2044	123	132		5.50%, 06/01/2037	5	5
4.50%, 03/01/2044	69	74		5.50%, 07/01/2037	6	6
4.50%, 03/01/2044	369	398		5.50%, 08/01/2037	3	4
4.50%, 04/01/2044	642	694		5.50%, 05/01/2038	292	327
4.50%, 04/01/2044	895	966		5.50%, 06/01/2038	409	458
4.50%, 05/01/2044	565	609		5.50%, 06/01/2038	7	8
4.50%, 05/01/2044	671	724		5.50%, 06/01/2038	4	5
4.50%, 05/01/2044	185	200		5.50%, 08/01/2038	1	1
4.50%, 06/01/2044	24	26		5.50%, 09/01/2038	604	678
4.50%, 06/01/2044	761	821		5.50%, 09/01/2038	29	32
4.50%, 06/01/2044	153	165		5.50%, 10/01/2038	8	9
4.50%, 07/01/2044	183	197		5.50%, 11/01/2038	360	401
4.50%, 08/01/2044	182	196		5.50%, 12/01/2038	39	43
4.50%, 08/01/2044	26	28		5.50%, 12/01/2038	39	44
4.50%, 09/01/2044	520	560		5.50%, 02/01/2039	104	116
4.50%, 10/01/2044	741	799		5.50%, 04/01/2039	39	43
4.50%, 11/01/2044	228	246		5.50%, 06/01/2039	2	3
4.50%, 11/01/2044	144	155		5.50%, 12/01/2039	36	41
4.50%, 11/01/2044	15	16		5.50%, 03/01/2040	593	664
4.50%, 11/01/2044	132	143		5.50%, 04/01/2040	448	502
4.50%, 04/01/2045	192	207		5.50%, 07/01/2041	500	560
4.50%, 03/01/2046	186	201		6.00%, 06/01/2017	6	6
5.00%, 06/01/2018	4	4		6.00%, 04/01/2026	245	278
5.00%, 12/01/2020	32	33		6.00%, 07/01/2035	97	112
5.00%, 05/01/2023	8	9		6.00%, 10/01/2036	312	354
5.00%, 10/01/2024	41	44		6.00%, 02/01/2037	298	339
5.00%, 09/01/2025	165	169		6.00%, 07/01/2037	4	4
5.00%, 06/01/2028	77	84		6.00%, 11/01/2037	2	2
5.00%, 03/01/2034	21	23		6.00%, 11/01/2037	6	6
5.00%, 04/01/2035	22	24		6.00%, 02/01/2038	1	1
5.00%, 06/01/2035	54	59		6.00%, 04/01/2038	108	123
5.00%, 07/01/2035	58	64		6.00%, 05/01/2038	6	6
5.00%, 08/01/2035	2	2		6.00%, 05/01/2038	6	6
5.00%, 02/01/2037	6	7		6.00%, 08/01/2038	160	184
5.00%, 04/01/2037	2	2		6.00%, 09/01/2038	1	2
5.00%, 07/01/2037	44	49		6.00%, 10/01/2039	132	151
5.00%, 04/01/2038	1	1		6.00%, 04/01/2040	88	100
5.00%, 02/01/2039	36	39		6.00%, 10/01/2040	121	137
5.00%, 07/01/2039	402	441		6.50%, 12/01/2016	1	1
5.00%, 12/01/2039	635	696		6.50%, 07/01/2020	1	1
5.00%, 12/01/2039	32	36		6.50%, 06/01/2024	2	2
5.00%, 01/01/2040	39	43		6.50%, 12/01/2031	3	3
5.00%, 05/01/2040	51	56		6.50%, 03/01/2032	7	7
5.00%, 06/01/2040	48	53		6.50%, 10/01/2039	59	68
5.00%, 06/01/2040	7	8				$226,287
5.00%, 06/01/2040	10	11		Government National Mortgage Association (GNMA) - 8.06%
5.00%, 02/01/2041	236	259		2.50%, 06/20/2027	294	297
5.00%, 02/01/2041	419	461		2.50%, 09/20/2027	31	32
5.00%, 04/01/2041	874	959		2.50%, 01/20/2028	113	116

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
2.50%, 04/20/2028	$64	$65	3.50%, 07/20/2043	$674	$705
2.50%, 11/20/2030	173	177	3.50%, 08/20/2043	1,799	1,881
2.50%, 12/20/2030	242	247	3.50%, 09/20/2043	1,235	1,291
2.50%, 04/15/2043	283	276	3.50%, 10/20/2043	580	607
2.50%, 07/20/2043	262	256	3.50%, 02/20/2044	796	832
2.50%, 01/20/2044(a)	305	311	3.50%, 04/20/2044	700	731
2.50%, 04/15/2045	98	96	3.50%, 08/20/2044(a)	162	166
2.50%, 11/20/2046	100	97	3.50%, 10/20/2044	712	742
2.50%, 12/01/2046	750	730	3.50%, 11/20/2044	700	730
2.50%, 12/01/2046(e)	250	243	3.50%, 12/15/2044	866	903
3.00%, 02/15/2027	207	213	3.50%, 12/20/2044	740	771
3.00%, 04/15/2027	29	30	3.50%, 01/20/2045	728	759
3.00%, 09/20/2027	58	60	3.50%, 02/15/2045	316	330
3.00%, 11/20/2028	392	406	3.50%, 02/20/2045	989	1,030
3.00%, 05/20/2029	86	89	3.50%, 03/15/2045	352	367
3.00%, 08/20/2029	235	243	3.50%, 03/20/2045	1,312	1,367
3.00%, 09/20/2029	260	269	3.50%, 04/15/2045	150	157
3.00%, 07/20/2030	206	213	3.50%, 04/15/2045	175	183
3.00%, 04/15/2042	441	449	3.50%, 04/20/2045	825	860
3.00%, 09/20/2042	159	162	3.50%, 05/20/2045	1,313	1,368
3.00%, 11/20/2042	1,182	1,205	3.50%, 06/20/2045	192	200
3.00%, 12/20/2042	865	882	3.50%, 07/20/2045	1,045	1,089
3.00%, 01/01/2043	2,600	2,631	3.50%, 08/20/2045	1,089	1,134
3.00%, 01/20/2043	850	867	3.50%, 09/20/2045	1,042	1,086
3.00%, 03/20/2043	923	940	3.50%, 11/20/2045	536	559
3.00%, 03/20/2043	179	183	3.50%, 01/20/2046	638	665
3.00%, 03/20/2043	201	205	3.50%, 03/20/2046	1,034	1,078
3.00%, 04/15/2043	643	652	3.50%, 07/20/2046	1,262	1,315
3.00%, 04/20/2043	758	773	3.50%, 09/20/2046	1,239	1,291
3.00%, 05/15/2043	121	123	3.50%, 10/20/2046	1,247	1,299
3.00%, 05/15/2043	103	104	3.50%, 12/01/2046	17,700	18,429
3.00%, 05/15/2043	71	72	3.50%, 01/01/2047	200	208
3.00%, 06/15/2043	142	144	4.00%, 05/15/2026	33	35
3.00%, 06/15/2043	21	21	4.00%, 07/20/2026	71	75
3.00%, 06/20/2043	1,241	1,266	4.00%, 09/15/2040	8	8
3.00%, 08/20/2043	1,325	1,352	4.00%, 09/15/2040	32	34
3.00%, 07/15/2044	190	193	4.00%, 01/15/2041	40	42
3.00%, 12/20/2044	1,701	1,731	4.00%, 01/15/2041	36	38
3.00%, 01/15/2045	414	420	4.00%, 01/20/2041	109	116
3.00%, 01/15/2045	185	188	4.00%, 07/15/2041	64	68
3.00%, 01/20/2045	157	160	4.00%, 07/20/2041	25	27
3.00%, 02/20/2045	172	175	4.00%, 09/15/2041	9	9
3.00%, 05/20/2045	1,121	1,141	4.00%, 09/20/2041	24	25
3.00%, 06/20/2045	447	455	4.00%, 10/15/2041	37	39
3.00%, 07/15/2045	369	374	4.00%, 11/20/2041	48	51
3.00%, 07/20/2045	691	703	4.00%, 12/01/2041(e)	300	318
3.00%, 09/20/2045	575	585	4.00%, 12/20/2041	33	35
3.00%, 12/20/2045	699	711	4.00%, 01/20/2042	29	31
3.00%, 01/20/2046	311	317	4.00%, 02/20/2042	36	39
3.00%, 05/20/2046	952	968	4.00%, 06/20/2043	13	14
3.00%, 11/20/2046	1,250	1,272	4.00%, 11/20/2043	1,259	1,336
3.00%, 12/01/2046(e)	550	557	4.00%, 02/20/2044	502	536
3.00%, 12/01/2046	17,650	17,923	4.00%, 03/15/2044	52	55
3.50%, 12/20/2026	253	265	4.00%, 03/15/2044	400	424
3.50%, 03/20/2027	18	19	4.00%, 03/20/2044	61	64
3.50%, 12/01/2041(e)	550	573	4.00%, 04/20/2044	136	144
3.50%, 02/15/2042	84	87	4.00%, 05/15/2044	364	387
3.50%, 02/20/2042	179	187	4.00%, 05/15/2044	501	532
3.50%, 05/15/2042	139	145	4.00%, 05/20/2044	291	308
3.50%, 05/20/2042	356	372	4.00%, 07/15/2044	168	179
3.50%, 06/20/2042	366	383	4.00%, 07/20/2044	84	89
3.50%, 07/15/2042	57	59	4.00%, 08/20/2044	622	660
3.50%, 08/15/2042	19	20	4.00%, 09/15/2044	547	583
3.50%, 08/20/2042	86	90	4.00%, 09/20/2044	548	581
3.50%, 09/20/2042	1,050	1,099	4.00%, 10/20/2044	2,066	2,192
3.50%, 10/20/2042	753	788	4.00%, 11/15/2044	292	310
3.50%, 11/20/2042	652	682	4.00%, 11/20/2044	423	449
3.50%, 12/20/2042	654	685	4.00%, 12/20/2044	745	790
3.50%, 01/20/2043	1,056	1,104	4.00%, 01/20/2045	317	336
3.50%, 02/20/2043	1,688	1,766	4.00%, 02/15/2045	12	13
3.50%, 03/20/2043	1,188	1,242	4.00%, 03/15/2045	101	108
3.50%, 04/15/2043	525	547	4.00%, 03/20/2045	449	476
3.50%, 05/20/2043	517	540	4.00%, 05/15/2045	534	567

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 08/15/2045	$167	$177	5.00%, 10/15/2041	$213	$237
4.00%, 08/20/2045	717	761	5.00%, 05/20/2044	792	856
4.00%, 09/20/2045	850	905	5.00%, 06/20/2044	477	516
4.00%, 10/20/2045	1,048	1,113	5.00%, 07/20/2044	181	195
4.00%, 11/20/2045	1,398	1,483	5.00%, 08/20/2044	79	86
4.00%, 01/20/2046	1,634	1,734	5.00%, 01/20/2045	480	518
4.00%, 02/20/2046	268	285	5.00%, 04/20/2045	928	1,002
4.00%, 04/20/2046	89	94	5.00%, 05/20/2046	67	72
4.00%, 12/01/2046	6,775	7,184	5.00%, 12/01/2046	550	593
4.50%, 06/15/2034	6	6	5.50%, 05/20/2032	1	2
4.50%, 06/20/2035	56	60	5.50%, 07/15/2034	20	23
4.50%, 03/15/2039	390	425	5.50%, 02/15/2035	47	54
4.50%, 03/20/2039	81	89	5.50%, 03/15/2038	174	196
4.50%, 06/15/2039	59	64	5.50%, 06/15/2038	134	150
4.50%, 06/15/2039	56	62	5.50%, 10/20/2038	44	49
4.50%, 11/15/2039	12	13	5.50%, 01/15/2039	26	30
4.50%, 12/15/2039	109	120	5.50%, 02/15/2039	225	253
4.50%, 03/15/2040	604	659	5.50%, 06/15/2040	465	523
4.50%, 06/15/2040	55	60	5.50%, 07/20/2040	28	31
4.50%, 07/15/2040	4	4	5.50%, 04/20/2044	35	39
4.50%, 07/15/2040	546	596	5.50%, 07/20/2044	329	371
4.50%, 08/15/2040	73	79	5.50%, 08/20/2044	160	180
4.50%, 02/20/2041	71	79	5.50%, 09/20/2044	441	496
4.50%, 02/20/2041	54	59	6.00%, 07/20/2028	1	1
4.50%, 03/20/2041	56	62	6.00%, 07/15/2032	3	4
4.50%, 05/15/2041	33	36	6.00%, 12/15/2032	4	5
4.50%, 06/15/2041	22	24	6.00%, 11/20/2037	38	44
4.50%, 06/20/2041	37	40	6.00%, 01/15/2039	33	38
4.50%, 07/20/2041	73	80	6.50%, 05/15/2023	1	1
4.50%, 08/15/2041	19	21	6.50%, 05/20/2032	15	18
4.50%, 08/20/2041	38	41	7.00%, 03/15/2029	6	7
4.50%, 09/20/2041	34	37	7.00%, 07/15/2031	2	2
4.50%, 12/01/2041(e)	1,350	1,469			$147,997
4.50%, 09/20/2043	23	24			$8,370
4.50%, 10/20/2043	337	362	U.S. Treasury - 36.62%
4.50%, 11/20/2043	479	514	0.63%, 04/30/2018	3,213	3,195
4.50%, 01/20/2044	572	614	0.63%, 06/30/2018	2,370	2,355
4.50%, 02/20/2044	438	469	0.75%, 01/31/2018	4,770	4,758
4.50%, 05/20/2044	1,117	1,198	0.75%, 02/28/2018	6,562	6,544
4.50%, 07/20/2044	291	312	0.75%, 03/31/2018	3,634	3,622
4.50%, 08/20/2044	96	103	0.75%, 04/15/2018	3,145	3,134
4.50%, 09/20/2044	498	534	0.75%, 04/30/2018	2,500	2,491
4.50%, 10/20/2044	317	340	0.75%, 07/31/2018	2,350	2,338
4.50%, 02/20/2045	148	159	0.75%, 08/31/2018	2,345	2,331
4.50%, 04/20/2045	400	429	0.75%, 09/30/2018	2,330	2,315
4.50%, 05/15/2045	323	352	0.75%, 10/31/2018	2,305	2,289
4.50%, 05/20/2045	300	321	0.75%, 02/15/2019	3,610	3,577
4.50%, 09/15/2045	297	324	0.75%, 07/15/2019	3,165	3,120
4.50%, 09/15/2045	131	143	0.75%, 08/15/2019	2,165	2,132
4.50%, 12/20/2045	730	783	0.88%, 01/31/2018	4,049	4,045
4.50%, 02/20/2046	478	513	0.88%, 03/31/2018	3,485	3,480
4.50%, 03/20/2046	296	317	0.88%, 05/31/2018	2,850	2,844
4.50%, 04/20/2046	342	367	0.88%, 07/15/2018	1,501	1,497
4.50%, 07/20/2046	150	161	0.88%, 10/15/2018	2,760	2,748
4.50%, 12/01/2046	500	536	0.88%, 04/15/2019	3,415	3,387
5.00%, 05/15/2033	309	345	0.88%, 05/15/2019	5,205	5,157
5.00%, 08/15/2033	69	77	0.88%, 06/15/2019	2,985	2,954
5.00%, 12/15/2036	3	3	0.88%, 07/31/2019	2,270	2,244
5.00%, 04/20/2038	34	38	0.88%, 09/15/2019	2,150	2,122
5.00%, 05/15/2038	231	255	1.00%, 02/15/2018	5,095	5,097
5.00%, 07/20/2038	289	320	1.00%, 03/15/2018	3,140	3,141
5.00%, 10/15/2038	490	544	1.00%, 05/15/2018	3,005	3,004
5.00%, 02/15/2039	507	564	1.00%, 05/31/2018	2,388	2,387
5.00%, 03/15/2039	2	2	1.00%, 08/15/2018	1,714	1,712
5.00%, 04/20/2039	208	230	1.00%, 09/15/2018	1,161	1,159
5.00%, 06/20/2039	43	47	1.00%, 11/30/2018	2,500	2,494
5.00%, 09/15/2039	95	107	1.00%, 03/15/2019	2,335	2,325
5.00%, 09/15/2039	293	325	1.00%, 06/30/2019	2,750	2,729
5.00%, 02/15/2040	7	7	1.00%, 08/31/2019	1,545	1,531
5.00%, 05/20/2040	35	38	1.00%, 09/30/2019	2,173	2,151
5.00%, 06/20/2040	44	49	1.00%, 10/15/2019	2,130	2,107
5.00%, 12/15/2040	285	317	1.00%, 11/30/2019	4,930	4,873
5.00%, 05/20/2041	56	62	1.00%, 11/15/2019	2,320	2,293

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.13%, 06/15/2018	$2,170	$2,173		1.75%, 12/31/2020	$3,000	$3,003
1.13%, 01/15/2019	2,630	2,628		1.75%, 11/30/2021	3,600	3,583
1.13%, 05/31/2019	1,250	1,245		1.75%, 02/28/2022	4,610	4,565
1.13%, 12/31/2019	1,620	1,605		1.75%, 03/31/2022	3,480	3,442
1.13%, 03/31/2020	1,600	1,580		1.75%, 04/30/2022	3,000	2,964
1.13%, 04/30/2020	3,005	2,964		1.75%, 05/15/2022	4,250	4,198
1.13%, 06/30/2021	2,800	2,714		1.75%, 09/30/2022	2,795	2,749
1.13%, 07/31/2021	1,570	1,520		1.75%, 01/31/2023	3,000	2,939
1.13%, 08/31/2021	2,975	2,879		1.75%, 05/15/2023	5,500	5,370
1.13%, 09/30/2021	1,785	1,725		1.88%, 06/30/2020	2,000	2,021
1.25%, 10/31/2018	3,050	3,058		1.88%, 11/30/2021	4,310	4,307
1.25%, 11/15/2018	2,655	2,662		1.88%, 05/31/2022	3,000	2,981
1.25%, 11/30/2018	3,930	3,939		1.88%, 08/31/2022	4,005	3,969
1.25%, 12/15/2018	2,150	2,154		1.88%, 10/31/2022	1,985	1,964
1.25%, 01/31/2019	2,319	2,323		2.00%, 07/31/2020	115	117
1.25%, 04/30/2019	4,000	4,001		2.00%, 09/30/2020	920	932
1.25%, 10/31/2019	796	793		2.00%, 11/30/2020	3,845	3,888
1.25%, 01/31/2020	3,960	3,934		2.00%, 02/28/2021	3,275	3,308
1.25%, 02/29/2020	1,255	1,246		2.00%, 05/31/2021	3,895	3,927
1.25%, 03/31/2021	2,220	2,171		2.00%, 08/31/2021	3,150	3,169
1.25%, 10/31/2021	2,830	2,749		2.00%, 10/31/2021	2,950	2,965
1.25%, 07/31/2023	3,000	2,832		2.00%, 11/15/2021	4,100	4,121
1.38%, 06/30/2018	3,546	3,564		2.00%, 02/15/2022	4,000	4,013
1.38%, 07/31/2018	1,800	1,809		2.00%, 07/31/2022	2,990	2,986
1.38%, 09/30/2018	4,631	4,652		2.00%, 11/30/2022	5,295	5,272
1.38%, 11/30/2018	299	300		2.00%, 02/15/2023	5,181	5,150
1.38%, 12/31/2018	715	718		2.00%, 02/15/2025	4,745	4,632
1.38%, 02/28/2019	3,876	3,891		2.00%, 08/15/2025	5,400	5,252
1.38%, 01/31/2020	2,540	2,533		2.00%, 11/15/2026	2,600	2,516
1.38%, 02/29/2020	2,900	2,888		2.13%, 08/31/2020	3,260	3,316
1.38%, 03/31/2020	2,010	2,001		2.13%, 01/31/2021	1,850	1,878
1.38%, 04/30/2020	2,005	1,994		2.13%, 06/30/2021	3,290	3,334
1.38%, 05/31/2020	1,966	1,953		2.13%, 08/15/2021	4,250	4,300
1.38%, 08/31/2020	2,250	2,228		2.13%, 09/30/2021	3,840	3,883
1.38%, 09/30/2020	3,000	2,967		2.13%, 12/31/2021	1,975	1,995
1.38%, 10/31/2020	2,370	2,342		2.13%, 06/30/2022	2,320	2,334
1.38%, 01/31/2021	2,090	2,059		2.13%, 12/31/2022	4,490	4,498
1.38%, 04/30/2021	1,670	1,640		2.13%, 11/30/2023	2,705	2,695
1.38%, 05/31/2021	1,310	1,286		2.13%, 05/15/2025	4,460	4,388
1.38%, 06/30/2023	4,045	3,854		2.25%, 04/30/2021	2,570	2,619
1.38%, 08/31/2023	3,990	3,792		2.25%, 07/31/2021	3,030	3,084
1.50%, 08/31/2018	5,473	5,511		2.25%, 11/15/2024	6,734	6,711
1.50%, 12/31/2018	3,100	3,123		2.25%, 11/15/2025	4,080	4,044
1.50%, 01/31/2019	4,190	4,220		2.25%, 08/15/2046	3,900	3,300
1.50%, 02/28/2019	1,000	1,007		2.38%, 05/31/2018	67	68
1.50%, 03/31/2019	1,250	1,258		2.38%, 06/30/2018	2,125	2,169
1.50%, 05/31/2019	4,170	4,194		2.38%, 12/31/2020	2,870	2,944
1.50%, 10/31/2019	3,165	3,175		2.38%, 08/15/2024	3,980	4,010
1.50%, 11/30/2019	2,110	2,115		2.50%, 08/15/2023	5,620	5,735
1.50%, 05/31/2020	3,560	3,551		2.50%, 05/15/2024	6,360	6,474
1.50%, 01/31/2022	5,450	5,336		2.50%, 02/15/2045	3,825	3,435
1.50%, 02/28/2023	2,530	2,438		2.50%, 02/15/2046	4,350	3,894
1.50%, 03/31/2023	2,805	2,700		2.50%, 05/15/2046	3,865	3,459
1.50%, 08/15/2026	5,395	4,983		2.63%, 01/31/2018	3,240	3,302
1.63%, 03/31/2019	2,136	2,156		2.63%, 04/30/2018	2,000	2,045
1.63%, 04/30/2019	6,000	6,054		2.63%, 08/15/2020	2,400	2,485
1.63%, 06/30/2019	4,000	4,034		2.63%, 11/15/2020	4,770	4,940
1.63%, 07/31/2019	3,500	3,528		2.75%, 02/28/2018	4,075	4,164
1.63%, 08/31/2019	2,155	2,172		2.75%, 02/15/2019	1,900	1,964
1.63%, 12/31/2019	4,400	4,426		2.75%, 11/15/2023	4,449	4,609
1.63%, 06/30/2020	2,560	2,563		2.75%, 02/15/2024	2,540	2,631
1.63%, 07/31/2020	2,950	2,950		2.75%, 08/15/2042	1,284	1,225
1.63%, 11/30/2020	3,770	3,758		2.75%, 11/15/2042	3,640	3,468
1.63%, 08/15/2022	2,883	2,822		2.88%, 03/31/2018	1,860	1,906
1.63%, 11/15/2022	3,300	3,218		2.88%, 05/15/2043	3,935	3,833
1.63%, 04/30/2023	2,535	2,457		2.88%, 08/15/2045	3,850	3,734
1.63%, 05/31/2023	2,570	2,489		2.88%, 11/15/2046	1,400	1,361
1.63%, 10/31/2023	1,680	1,621		3.00%, 05/15/2042	400	400
1.63%, 02/15/2026	7,738	7,260		3.00%, 11/15/2044	3,800	3,786
1.63%, 05/15/2026	7,006	6,560		3.00%, 05/15/2045	5,130	5,104
1.75%, 10/31/2018	392	396		3.00%, 11/15/2045	4,175	4,150
1.75%, 09/30/2019	4,511	4,560		3.13%, 05/15/2019	3,490	3,646
1.75%, 10/31/2020	2,430	2,437

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Sector	Percent
U.S. Treasury (continued)				Government	42.28%
3.13%, 05/15/2021	$3,000	$3,170		Mortgage Securities	29.78%
3.13%, 11/15/2041	1,010	1,034		Investment Companies	9.03%
3.13%, 02/15/2042	2,400	2,456		Financial	8.61%
3.13%, 02/15/2043	2,080	2,127		Consumer, Non-cyclical	4.50%
3.13%, 08/15/2044	2,900	2,961		Energy	2.82%
3.38%, 11/15/2019	3,115	3,294		Communications	2.64%
3.38%, 05/15/2044	4,865	5,203		Utilities	1.95%
3.50%, 02/15/2018	3,840	3,956		Industrial	1.90%
3.50%, 05/15/2020	3,715	3,957		Consumer, Cyclical	1.66%
3.50%, 02/15/2039	500	551		Technology	1.54%
3.63%, 08/15/2019	3,720	3,947		Basic Materials	0.77%
3.63%, 02/15/2020	5,198	5,546		Asset Backed Securities	0.42%
3.63%, 02/15/2021	2,100	2,261		Revenue Bonds	0.36%
3.63%, 08/15/2043	3,220	3,603		General Obligation Unlimited	0.33%
3.63%, 02/15/2044	3,810	4,263		Insured	0.09%
3.75%, 11/15/2018	1,950	2,049		General Obligation Limited	0.03%
3.75%, 08/15/2041	890	1,011		Other Assets and Liabilities	(8.71)%
3.75%, 11/15/2043	4,000	4,576		TOTAL NET ASSETS	100.00%
3.88%, 08/15/2040	450	520
4.00%, 08/15/2018	1,120	1,176
4.25%, 05/15/2039	1,320	1,616
4.25%, 11/15/2040	1,453	1,778
4.38%, 02/15/2038	435	545
4.38%, 11/15/2039	500	622
4.38%, 05/15/2040	1,499	1,866
4.38%, 05/15/2041	1,713	2,137
4.50%, 02/15/2036	2,045	2,605
4.50%, 05/15/2038	1,830	2,330
4.50%, 08/15/2039	2,200	2,784
4.63%, 02/15/2040	1,060	1,366
4.75%, 02/15/2037	1,900	2,490
4.75%, 02/15/2041	2,209	2,903
5.00%, 05/15/2037	1,525	2,063
5.25%, 11/15/2028	1,500	1,924
5.25%, 02/15/2029	1,250	1,609
5.38%, 02/15/2031	1,630	2,184
5.50%, 08/15/2028	1,256	1,638
6.13%, 11/15/2027	1,265	1,712
6.25%, 08/15/2023	2,370	2,982
6.25%, 05/15/2030	1,350	1,922
6.50%, 11/15/2026	1,400	1,912
7.25%, 08/15/2022	1,100	1,413
7.50%, 11/15/2024	1,000	1,385
8.13%, 05/15/2021	1,150	1,461
8.75%, 05/15/2020	2,000	2,484
8.75%, 08/15/2020	1,500	1,885
9.13%, 05/15/2018	2,000	2,233
		$673,253
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,189,716
Total Investments		$1,995,394
Other Assets and Liabilities - (8.71)%		$(159,872)
TOTAL NET ASSETS - 100.00%		$1,835,522

(a)	Variable Rate. Rate shown is in effect at November 30, 2016.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,786 or 0.42% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)		Principal
Money Market Funds - 2.21%				BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -	7,063,779	$7,064		Banks (continued)
Government Fund				Credit Suisse Group AG
				6.25%, 12/29/2049(a),(b),(d)	$1,000	$940
TOTAL INVESTMENT COMPANIES		$7,064		7.50%, 12/29/2049(a),(b),(d)	4,500	4,562
PREFERRED STOCKS - 9.44%	Shares Held	Value(000	's)	Dresdner Funding Trust I
Banks- 4.43%				8.15%, 06/30/2031(d)	400	465
CoBank ACB 6.13%(a)	6,000	$595		8.15%, 06/30/2031	1,100	1,274
CoBank ACB 6.20%(a),(b)	10,000	1,020		Goldman Sachs Capital III
CoBank ACB 6.25%(a),(b)	38,800	4,055		4.00%, 09/29/2049(a),(b)	169	132
Fifth Third Bancorp 6.63%(a),(b)	123,534	3,369		HBOS Capital Funding LP
Huntington Bancshares Inc/OH 6.25%(a)	80,000	2,020		6.85%, 03/29/2049(a)	2,300	2,326
M&T Bank Corp 6.38%(a),(b)	1,928	2,031		HSBC Capital Funding Dollar1 LP
Valley National Bancorp 6.25%(a),(b)	39,083	1,055		10.18%, 12/29/2049(a),(b)	3,400	5,066
				10.18%, 12/29/2049(a),(b),(d)	700	1,043
		$14,145
				HSBC Holdings PLC
Electric - 2.09%				6.87%, 12/29/2049 (a),(b)	5,900	6,092
Georgia Power Co 6.50%(a)	10,000	1,028
Gulf Power Co 6.45%(a)	54,830	5,634		JPMorgan Chase & Co
				6.75%, 01/29/2049(a),(b)	2,000	2,150
		$6,662
				KeyCorp
Insurance - 0.24%				5.00%, 12/29/2049(a),(b)	3,500	3,281
XLIT Ltd 4.00%(a),(b),(c)	1,000	780
				KeyCorp Capital I
				1.59%, 07/01/2028(b)	2,000	1,725
Telecommunications - 2.68%
Centaur Funding Corp 9.08%(d)	7,329	8,575		KeyCorp Capital III
				7.75%, 07/15/2029	1,500	1,724
				Lloyds Bank PLC
TOTAL PREFERRED STOCKS		$30,162		12.00%, 12/29/2049(a),(b)	300	401
	Principal			Lloyds Banking Group PLC
BONDS- 87.19%	Amount (000's)	Value(000	's)	6.41%, 01/29/2049(a),(d)	1,700	1,811
Banks- 50.49%				7.50%, 04/30/2049(a),(b)	4,300	4,386
Australia & New Zealand Banking Group				M&T Bank Corp
Ltd/United Kingdom				5.12%, 12/29/2049(a),(b)	4,000	3,850
6.75%, 12/29/2049(a),(d)	$400	$424		6.45%, 12/29/2049(a),(b)	1,300	1,404
Banco Bilbao Vizcaya Argentaria SA				Morgan Stanley
9.00%, 05/29/2049(a)	1,000	1,021		5.55%, 12/29/2049(a),(b)	1,500	1,502
Bank of America Corp				Nordea Bank AB
6.50%, 10/29/2049(a),(b)	600	624		5.50%, 09/29/2049(a),(b),(d)	400	390
Bank of New York Mellon Corp/The				5.50%, 09/29/2049(a),(b)	1,600	1,558
4.62%, 12/29/2049(a),(b)	9,500	8,692		6.13%, 12/29/2049(a),(b),(d)	4,300	4,139
4.95%, 12/29/2049(a),(b)	2,000	1,992
				Northern Trust Corp
Barclays Bank PLC				4.60%, 12/29/2049(a),(b)	2,000	1,975
7.75%, 04/10/2023(b)	1,400	1,449
				NTC Capital I
10.18%, 06/12/2021	900	1,113		1.40%, 01/15/2027(b)	1,250	1,127
10.18%, 06/12/2021(d)	3,000	3,708
				NTC Capital II
Barclays PLC				1.47%, 04/15/2027(b)	1,200	1,080
6.63%, 06/29/2049(a),(b)	636	571
				PNC Financial Services Group Inc/The
8.25%, 12/29/2049(a),(b)	1,600	1,628		6.75%, 07/29/2049(a),(b)	1,700	1,817
BNP Paribas SA				RBS Capital Trust B
7.20%, 06/29/2049(a),(d)	3,300	3,646		6.80%, 12/29/2049(a)	2,500	2,448
7.63%, 12/29/2049(a),(b),(d)	1,000	1,034
				Royal Bank of Scotland Group PLC
7.63%, 12/29/2049(a),(b)	1,900	1,964		7.50%, 12/29/2049(a),(b)	2,900	2,617
BPCE SA				7.64%, 03/29/2049(a),(b)	1,000	919
12.50%, 08/29/2049(a),(b)	2,500	3,075		8.00%, 12/29/2049(a),(b)	1,000	915
Citigroup Inc				Societe Generale SA
6.13%, 12/29/2049(a),(b)	6,000	6,225		5.92%, 04/29/2049(a),(b),(d)	800	792
6.25%, 12/29/2049(a),(b)	3,100	3,185		7.38%, 12/29/2049(a),(b),(d)	5,000	4,813
Citizens Financial Group Inc				7.88%, 12/29/2049(a),(b),(d)	1,000	942
5.50%, 12/29/2049(a),(b)	5,000	4,850		8.00%, 12/29/2049(a),(b),(d)	200	195
CoBank ACB				8.25%, 09/29/2049(a),(b)	2,250	2,295
6.25%, 12/29/2049(a),(b)	1,000	1,044
				Standard Chartered PLC
Commerzbank AG				6.50%, 12/29/2049(a),(b)	1,500	1,344
8.13%, 09/19/2023(d)	500	558		7.50%, 12/29/2049(a),(b),(d)	1,300	1,274
Cooperatieve Rabobank UA				SunTrust Capital I
4.38%, 08/04/2025	6,000	6,112		1.57%, 05/15/2027(b)	4,500	3,825
8.40%, 11/29/2049(a),(b)	2,000	2,057
				SunTrust Capital III
11.00%, 12/29/2049(a),(b)	1,100	1,305		1.50%, 03/15/2028(b)	1,600	1,350
11.00%, 12/29/2049(a),(b),(d)	1,400	1,662
				Svenska Handelsbanken AB
Corestates Capital III				5.25%, 12/29/2049(a),(b)	3,100	3,042
1.48%, 02/15/2027(b),(d)	2,000	1,753
				Swedbank AB
Credit Agricole SA				5.50%, 12/29/2049(a),(b)	4,400	4,362
8.13%, 12/29/2049(a),(b),(d)	1,100	1,139
(a),(b),(d)				UBS Group AG
8.38%, 12/31/2049	2,250	2,481		6.88%, 12/29/2049(a),(b)	5,700	5,516
Credit Suisse AG				US Bancorp
6.50%, 08/08/2023	600	635		5.12%, 12/29/2049(a),(b)	2,000	2,028

See accompanying notes

Schedule of Investments
Capital Securities Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
Wells Fargo & Co			MetLife Inc (continued)
7.98%, 12/31/2049(a),(b)	$2,400	$2,476	10.75%, 08/01/2069	$900	$1,404
		$161,320	Mitsui Sumitomo Insurance Co Ltd
Diversified Financial Services - 1.56%			7.00%, 03/15/2072(d)	3,600	4,100
Charles Schwab Corp/The			Nationwide Financial Services Inc
7.00%, 02/28/2049(a),(b)	2,813	3,207	6.75%, 05/15/2087	500	520
Depository Trust & Clearing Corp/The			Nippon Life Insurance Co
4.88%, 12/29/2049(a),(b),(d)	1,000	1,027	5.00%, 10/18/2042(b),(d)	1,525	1,587
National Rural Utilities Cooperative Finance			PartnerRe Finance II Inc
Corp			6.44%, 12/01/2066(b)	1,000	875
5.25%, 04/20/2046(b)	700	738	Prudential Financial Inc
		$4,972	5.63%, 06/15/2043(b)	2,800	2,905
Electric - 1.90%			5.88%, 09/15/2042(b)	5,900	6,240
Emera Inc			Prudential PLC
6.75%, 06/15/2076(b)	1,000	1,068	7.75%, 01/29/2049(a)	2,000	2,018
Integrys Holding Inc			Reinsurance Group of America Inc
6.11%, 12/01/2066(b)	1,300	1,183	3.52%, 12/15/2065(b)	2,000	1,650
NextEra Energy Capital Holdings Inc			Voya Financial Inc
2.91%, 10/01/2066(b)	4,500	3,836	5.65%, 05/15/2053(b)	2,800	2,758
			XLIT Ltd
		$6,087	6.50%, 12/31/2049(a),(b)	1,400	1,068
Hand & Machine Tools - 0.20%
Stanley Black & Decker Inc					$89,862
5.75%, 12/15/2053	600	630	Miscellaneous Manufacturers - 1.19%
			General Electric Co
Insurance - 28.12%			5.00%, 12/29/2049(a),(b)	3,703	3,796
ACE Capital Trust II
9.70%, 04/01/2030	2,570	3,849	Pipelines - 1.59%
Aegon NV			Enterprise Products Operating LLC
1.68%, 07/29/2049(a),(b)	7,400	5,254	7.03%, 01/15/2068(b)	2,400	2,508
Allstate Corp/The			TransCanada PipeLines Ltd
5.75%, 08/15/2053(b)	8,300	8,705	6.35%, 05/15/2067(b)	200	157
American International Group Inc			Transcanada Trust
8.18%, 05/15/2068	6,700	8,593	5.63%, 05/20/2075 (b)	1,600	1,604
Aon Corp			5.87%, 08/15/2076(b)	800	828
8.21%, 01/01/2027	1,000	1,287			$5,097
Aviva PLC			Telecommunications - 0.34%
8.25%, 04/29/2049(a)	200	208	Koninklijke KPN NV
AXA SA			7.00%, 03/28/2073(b)	1,000	1,072
6.38%, 12/29/2049(a),(b),(d)	2,800	3,035
8.60%, 12/15/2030	2,400	3,336	Transportation - 1.80%
Catlin Insurance Co Ltd			BNSF Funding Trust I
7.25%, 07/29/2049(a),(d)	3,100	2,495	6.61%, 12/15/2055(b)	5,000	5,744
Chubb Corp/The
6.38%, 03/29/2067(b)	3,600	3,357	TOTAL BONDS		$278,580
Dai-ichi Life Insurance Co Ltd/The				Principal
5.10%, 10/29/2049(a),(b),(d)	100	103	CONVERTIBLE BONDS - 0.15%	Amount (000's) Value (000's)
Everest Reinsurance Holdings Inc			Banks - 0.15%
6.60%, 05/01/2067(b)	1,600	1,368	ING Groep NV
Glen Meadow Pass-Through Trust			6.50%, 12/29/2049(a),(b)	500	469
6.51%, 02/12/2067(b),(d)	3,900	2,993
Great-West Life & Annuity Insurance Capital			TOTAL CONVERTIBLE BONDS		$469
LP			Total Investments		$316,275
6.63%, 11/15/2034(d)	1,200	1,279	Other Assets and Liabilities - 1.01%		$3,242
Hartford Financial Services Group Inc/The			TOTAL NET ASSETS - 100.00%		$319,517
8.13%, 06/15/2068(b)	500	539
Liberty Mutual Group Inc
7.00%, 03/07/2067(b),(d)	300	261	(a)	Perpetual security. Perpetual securities pay an indefinite stream of
7.80%, 03/07/2087(d)	3,400	3,808	interest, but they may be called by the issuer at an earlier date.
Liberty Mutual Insurance Co			(b)	Variable Rate. Rate shown is in effect at November 30, 2016.
7.70%, 10/15/2097(d)	1,100	1,340	(c)	Security is Illiquid. At the end of the period, the value of these securities
Lincoln National Corp			totaled $780 or 0.24% of net assets.
3.26%, 05/17/2066(b)	1,300	1,035	(d)	Security exempt from registration under Rule 144A of the Securities Act of
6.05%, 04/20/2067(b)	1,100	847	1933. These securities may be resold in transactions exempt from
Meiji Yasuda Life Insurance Co			registration, normally to qualified institutional buyers. At the end of the
5.20%, 10/20/2045(b),(d)	1,000	1,052	period, the value of these securities totaled $77,077 or 24.12% of net
MetLife Capital Trust IV			assets.
7.88%, 12/15/2067(d)	1,800	2,191
MetLife Capital Trust X
9.25%, 04/08/2068(d)	3,900	5,460
MetLife Inc
5.25%, 12/29/2049(a),(b)	1,600	1,584
6.40%, 12/15/2066(b)	700	758

See accompanying notes

Schedule of Investments
Capital Securities Fund
November 30, 2016 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	84.99%
Utilities	3.99%
Industrial	3.19%
Communications	3.02%
Investment Companies	2.21%
Energy	1.59%
Other Assets and Liabilities	1.01%
TOTAL NET ASSETS	100.00%

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2016 (unaudited)

COMMON STOCKS - 49.16%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 0.05%				Electric (continued)
Archer-Daniels-Midland Co	46,469	$2,009		Duke Energy Corp	119,400	$8,808
				Edison International	65,155	4,481
Automobile Manufacturers - 0.07%				Enel SpA	1,160,797	4,687
Mahindra & Mahindra Ltd	154,966	2,645		Hera SpA	412,364	853
				Huadian Fuxin Energy Corp Ltd	10,550,000	2,378
Building Materials - 0.72%				Iberdrola SA	1,190,618	7,161
Boise Cascade Co (a)	154,163	3,515		Infraestructura Energetica Nova SAB de CV	1,123,300	4,891
Builders FirstSource Inc (a)	298,336	3,300		NextEra Energy Inc	89,100	10,178
Geberit AG	22,883	9,044		PG&E Corp	217,752	12,804
Norbord Inc	270,832	6,778		Terna Rete Elettrica Nazionale SpA	495,876	2,150
Universal Forest Products Inc	46,784	4,648		Transmissora Alianca de Energia Eletrica SA	411,400	2,255
		$27,285		(d)
Chemicals - 2.00%						$70,760
Agrium Inc	29,581	2,981		Electronics - 0.34%
Calgon Carbon Corp	31,274	554		Badger Meter Inc	17,976	652
CF Industries Holdings Inc	162,282	4,696		Halma PLC	233,445	2,752
Givaudan SA	2,378	4,243		Rotork PLC	536,007	1,572
International Flavors & Fragrances Inc	8,615	1,043		Trimble Inc (a)	239,388	6,748
Israel Chemicals Ltd	315,122	1,215		Watts Water Technologies Inc	17,211	1,175
Koninklijke DSM NV	59,563	3,617				$12,899
Monsanto Co	116,085	11,923		Energy - Alternate Sources - 0.27%
Mosaic Co/The	259,728	7,376		China Everbright International Ltd	1,829,000	2,215
Novozymes A/S	70,065	2,367		China Longyuan Power Group Corp Ltd	2,639,000	2,064
OCI NV (a)	136,363	1,984		Innogy SE (a),(c)	170,825	6,032
Olin Corp	102,034	2,653				$10,311
Potash Corp of Saskatchewan Inc	289,188	5,272		Engineering & Construction - 0.82%
Potash Corp of Saskatchewan Inc	65,638	1,197		Aegion Corp (a)	23,947	579
Symrise AG	27,391	1,663		Aena SA (c)	23,019	3,048
Syngenta AG	38,236	14,632		Arcadis NV	49,441	574
Tessenderlo Chemie NV (a)	111,636	3,833		Auckland International Airport Ltd	294,200	1,283
Yara International ASA	109,351	4,043		Enav SpA (a),(c)	1,981,012	6,684
		$75,292		Ferrovial SA	155,639	2,756
Coal - 0.12%				Flughafen Zuerich AG	36,429	6,264
Adaro Energy Tbk PT	3,506,100	394		Fomento de Construcciones y Contratas SA (a)	49,887	412
Alliance Holdings GP LP	6,562	190		Grupo Aeroportuario del Centro Norte SAB de	157,551	743
Banpu PCL (b)	344,600	180		CV
China Coal Energy Co Ltd (a)	450,000	226		Mytilineos Holdings SA (a)	17,078	107
China Shenhua Energy Co Ltd	621,000	1,283		SBA Communications Corp (a)	38,487	3,809
CONSOL Energy Inc	41,918	863		Sydney Airport	720,090	3,328
Exxaro Resources Ltd	26,231	180		Vinci SA	18,352	1,189
Indo Tambangraya Megah Tbk PT	82,600	97				$30,776
Inner Mongolia Yitai Coal Co Ltd	253,500	202		Environmental Control - 0.17%
Semirara Mining & Power Corp	78,000	206		China Water Affairs Group Ltd	576,000	412
Shougang Fushan Resources Group Ltd	774,000	166		Kangda International Environmental Co Ltd	643,000	165
Tambang Batubara Bukit Asam Persero Tbk	168,400	146		(c)
PT				Kurita Water Industries Ltd	68,500	1,437
Whitehaven Coal Ltd (a)	112,499	226		Tetra Tech Inc	39,747	1,703
Yanzhou Coal Mining Co Ltd	356,000	248		Tomra Systems ASA (d)	255,003	2,546
		$4,607				$6,263
Commercial Services - 1.24%				Food - 1.37%
Abertis Infraestructuras SA	768,386	10,252		Ajinomoto Co Inc	186,700	3,652
Atlantia SpA	272,676	6,053		Ariake Japan Co Ltd	47,900	2,409
Cengage Learning Holdings II Inc	11,792	218		BRF SA	81,700	1,246
COSCO SHIPPING Ports Ltd	4,475,071	4,679		China Mengniu Dairy Co Ltd	1,059,000	2,174
Hamburger Hafen und Logistik AG	92,920	1,620		Chr Hansen Holding A/S	43,161	2,385
Hutchison Port Holdings Trust	10,173,600	4,262		Emmi AG (a)	4,898	2,839
OHL Mexico SAB de CV (a)	2,013,700	1,716		Fuji Oil Holdings Inc	189,700	3,597
Transurban Group	2,306,336	17,915		Hormel Foods Corp	59,551	2,039
		$46,715		Kato Sangyo Co Ltd	3,400	76
Consumer Products - 0.05%				Leroy Seafood Group ASA	59,236	3,278
Kimberly-Clark Corp	14,811	1,712		McCormick & Co Inc/MD	48,602	4,432
				Salmar ASA	69,921	2,187
Cosmetics & Personal Care - 0.51%				Sanderson Farms Inc	41,588	3,354
Kao Corp	112,500	5,215		Sao Martinho SA	83,100	1,324
Svenska Cellulosa AB SCA	361,773	9,639		Saputo Inc	98,873	3,344
Unicharm Corp	210,300	4,507		Sysco Corp	124,675	6,639
		$19,361		Toyo Suisan Kaisha Ltd	72,900	2,604
Electric - 1.88%				Tyson Foods Inc	40,249	2,287
Ameren Corp	31,500	1,547		United Natural Foods Inc (a)	41,178	1,933
American Electric Power Co Inc	34,400	2,031				$51,799
CLP Holdings Ltd	271,500	2,649		Forest Products & Paper - 4.32%
Dominion Resources Inc/VA	46,000	3,371		Acadian Timber Corp (d)	142,091	1,851
DONG Energy A/S (a),(c)	15,200	516		BillerudKorsnas AB	116,391	1,932

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Forest Products & Paper (continued)				Iron & Steel (continued)
Canfor Corp (a)	545,094	$5,961		Vale SA ADR	247,548	$2,102
Clearwater Paper Corp (a)	36,541	2,273				$7,032
Deltic Timber Corp (d)	161,911	11,287		Lodging - 0.45%
DS Smith PLC	349,753	1,719		City Developments Ltd	823,100	4,830
Empresas CMPC SA (d)	2,125,819	4,358		Hilton Worldwide Holdings Inc	483,219	12,114
Fibria Celulose SA ADR	1,398,385	12,725				$16,944
Holmen AB	150,919	5,102		Machinery - Diversified - 1.39%
Interfor Corp (a)	535,868	5,948		AGCO Corp	86,954	4,852
International Paper Co	207,377	10,103		Alamo Group Inc	31,433	2,297
Klabin SA	3,043,300	15,272		ANDRITZ AG	111,022	5,722
Metsa Board OYJ	304,733	1,976		Bucher Industries AG	13,608	3,124
Mondi PLC	537,886	10,990		Deere & Co	100,959	10,116
Pope Resources a Delaware LP (d)	70,248	4,707		Ebara Corp	64,500	1,699
Sappi Ltd (a)	686,457	4,055		Gorman-Rupp Co/The	10,799	323
Smurfit Kappa Group PLC	27,633	628		IDEX Corp	47,032	4,403
Smurfit Kappa Group PLC	290,832	6,632		Interpump Group SpA	49,102	787
Stora Enso OYJ	412,575	3,982		Krones AG	20,381	1,848
Sumitomo Forestry Co Ltd	535,100	7,374		Kubota Corp	182,900	2,820
Suzano Papel e Celulose SA	3,459,400	13,150		Lindsay Corp	6,567	553
TFS Corp Ltd (d)	3,292,407	3,743		Middleby Corp/The (a)	30,440	4,170
UPM-Kymmene OYJ	302,748	6,920		Valmet OYJ	262,960	4,013
West Fraser Timber Co Ltd	471,369	16,805		Xylem Inc/NY	110,694	5,710
Western Forest Products Inc (d)	2,588,111	3,487				$52,437
		$162,980		Metal Fabrication & Hardware - 0.12%
Gas - 1.21%				Advanced Drainage Systems Inc	21,863	444
Beijing Enterprises Holdings Ltd	115,900	536		Mueller Industries Inc	35,320	1,342
Enagas SA	47,598	1,172		Mueller Water Products Inc - Class A	99,885	1,321
ENN Energy Holdings Ltd	262,000	1,202		Rexnord Corp (a)	63,453	1,396
Hong Kong & China Gas Co Ltd	710,869	1,325				$4,503
Italgas SpA (a)	165,511	592
				Mining - 2.65%
National Grid PLC	996,646	11,326		Acacia Mining PLC	29,963	149
NiSource Inc	99,117	2,175		African Rainbow Minerals Ltd	15,970	122
ONE Gas Inc	17,643	1,059		Agnico Eagle Mines Ltd	40,800	1,677
Sempra Energy	155,811	15,550		Alacer Gold Corp (a)	53,300	98
Snam SpA	655,879	2,538		Alamos Gold Inc	29,200	186
Southcross Holdings Borrower LP (a),(b),(d)	37	13
				Alumina Ltd	421,007	512
Southwest Gas Corp	56,774	4,208		Aluminum Corp of China Ltd (a)	720,000	320
Spire Inc	16,300	1,052		Aneka Tambang Persero Tbk PT (a)	1,756,000	125
Tokyo Gas Co Ltd	237,300	1,043		Anglo American Platinum Ltd (a)	9,876	202
Western Gas Equity Partners LP	40,449	1,737		Anglo American PLC (a)	256,138	3,813
		$45,528		AngloGold Ashanti Ltd (a)	74,741	824
Hand & Machine Tools - 0.03%				Antofagasta PLC	72,032	622
Franklin Electric Co Inc	23,696	925		Argonaut Gold Inc (a)	28,900	53
				Asanko Gold Inc (a)	36,700	129
Healthcare - Products - 0.15%				Assore Ltd	10,225	166
Danaher Corp	74,505	5,824		B2Gold Corp (a)	171,700	415
				Barrick Gold Corp	212,900	3,194
Healthcare - Services - 0.00%				BHP Billiton Ltd	586,900	10,969
Millennium Health LLC (a),(d)	33,861	55		BHP Billiton PLC	385,800	6,352
Millennium Health LLC (a),(b),(d)	20,580	—		Boliden AB	49,982	1,291
Millennium Health LLC (a),(b),(d)	19,318	—		Cameco Corp	72,300	665
		$55		Centamin PLC	210,449	343
Holding Companies - Diversified - 0.23%				Centerra Gold Inc	42,500	220
China Merchants Port Holdings Co Ltd	2,263,537	5,674		Century Aluminum Co (a)	9,545	88
Empresas COPEC SA	325,843	3,150		China Gold International Resources Corp Ltd	43,400	89
		$8,824		(a)
Home Builders - 0.33%				China Molybdenum Co Ltd (a)	717,000	184
Lennar Corp - A Shares	128,056	5,448		Coeur Mining Inc (a)	34,408	332
Toll Brothers Inc (a)	240,710	7,139		Detour Gold Corp (a)	31,900	407
		$12,587		Dominion Diamond Corp	15,500	148
Home Furnishings - 0.12%				Dowa Holdings Co Ltd	56,000	436
American Woodmark Corp (a)	21,997	1,686		Dundee Precious Metals Inc (a)	17,600	27
Rational AG	6,433	2,832		Eldorado Gold Corp (a)	131,000	361
		$4,518		Endeavour Mining Corp (a)	16,900	255
Housewares - 0.08%				Endeavour Silver Corp (a)	23,200	88
Scotts Miracle-Gro Co/The	34,117	3,114		Eramet (a)	970	61
				Evolution Mining Ltd	244,950	341
Iron & Steel - 0.19%				First Majestic Silver Corp (a)	29,900	265
Cliffs Natural Resources Inc (a)	41,712	367		First Quantum Minerals Ltd	125,900	1,438
Fortescue Metals Group Ltd	341,407	1,461		Fortuna Silver Mines Inc (a)	26,500	160
Kumba Iron Ore Ltd (a)	11,796	139		Franco-Nevada Corp	32,500	1,888
Vale SA ADR	395,067	2,963		Freeport-McMoRan Inc (a)	242,671	3,725
				Fresnillo PLC	53,841	811

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Mining (continued)				Mining (continued)
Glencore PLC (a)	2,103,527	$7,357		Vale Indonesia Tbk PT (a)	363,000	$90
Gold Fields Ltd	150,439	466		Vedanta Resources PLC	19,726	208
Goldcorp Inc	155,800	2,056		Western Areas Ltd (a)	49,747	108
Grupo Mexico SAB de CV	1,139,000	3,120		Westgold Resources Ltd (a),(b)	21,775	24
Guyana Goldfields Inc (a)	24,700	101		Yamana Gold Inc	173,100	517
Harmony Gold Mining Co Ltd	32,031	72		Yamana Gold Inc - Rights (a)	10,818	3
Hecla Mining Co	70,604	429		Zhaojin Mining Industry Co Ltd	159,500	144
Hi-Crush Partners LP (a)	9,305	170		Zijin Mining Group Co Ltd	838,000	280
Highland Gold Mining Ltd	23,762	39				$99,814
Hochschild Mining PLC	55,410	151		Miscellaneous Manufacturers - 0.30%
HudBay Minerals Inc	43,100	291		Aalberts Industries NV	59,433	1,809
IAMGOLD Corp (a)	82,300	301		Alfa Laval AB	177,293	2,658
Iluka Resources Ltd	76,513	344		Pentair PLC	102,929	5,914
Impala Platinum Holdings Ltd (a)	107,641	337		Sulzer AG	7,831	801
Imperial Metals Corp (a)	8,900	40				$11,182
Independence Group NL	107,212	333		Oil & Gas - 0.27%
Industrias Penoles SAB de CV	29,080	625		Antero Midstream Partners LP	281,787	7,938
Jiangxi Copper Co Ltd	253,000	386		EQT GP Holdings LP	84,987	2,099
KAZ Minerals PLC (a)	65,273	295		Vantage Drilling International (a),(b)	1,554	—
Kinross Gold Corp (a)	227,400	752				$10,037
Kirkland Lake Gold Inc (a)	21,400	119
Klondex Mines Ltd (a)	21,200	103		Oil & Gas Services - 0.08%
Lonmin PLC (a)	41,223	77		Targa Resources Corp	54,630	2,911
Lucara Diamond Corp	55,700	135
Lundin Mining Corp (a)	131,500	645		Packaging & Containers - 1.41%
				Ball Corp	50,155	3,764
Mandalay Resources Corp	65,500	33		FP Corp	62,300	3,119
McEwen Mining Inc	43,701	124		Graphic Packaging Holding Co	417,620	5,250
Metals X Ltd (a)	43,551	20
MMG Ltd (a)	576,000	161		Huhtamaki OYJ	91,253	3,431
Munsun Capital Group Ltd (a)	1,518,000	46		KapStone Paper and Packaging Corp	577,097	11,790
NetMind Financial Holdings Ltd (a)	5,648,000	46		Mayr Melnhof Karton AG	6,566	661
				Multi-Color Corp	35,430	2,547
Nevsun Resources Ltd	54,700	176		Packaging Corp of America	113,142	9,590
New Gold Inc (a)	93,600	334
				Rengo Co Ltd	333,600	1,988
Newcrest Mining Ltd	140,071	1,991		WestRock Co	216,830	11,102
Newmarket Gold Inc (a)	25,900	69
						$53,242
Newmont Mining Corp	96,939	3,145		Pharmaceuticals - 0.09%
Nickel Asia Corp	277,600	46		Zoetis Inc	67,658	3,409
Norsk Hydro ASA	226,734	1,068
North Mining Shares Co Ltd (a)	2,900,000	62
Northam Platinum Ltd (a)	74,680	219		Pipelines - 11.56%
				APA Group	842,576	4,949
Northern Star Resources Ltd	109,742	285
Nyrstar NV (a)	17,084	119		Buckeye Partners LP	324,224	20,861
				Cheniere Energy Inc (a)	284,000	11,604
OceanaGold Corp	110,225	307		Enbridge Energy Management LLC (a)	184,352	4,605
Orocobre Ltd (a)	38,280	127
				Enbridge Inc	457,919	19,260
Osisko Gold Royalties Ltd	18,700	183		Energy Transfer Equity LP	804,376	13,699
OZ Minerals Ltd	55,217	319		Energy Transfer Partners LP	400,017	14,049
Pan African Resources PLC	283,965	70		Enterprise Products Partners LP	1,211,500	31,414
Pan American Silver Corp	27,800	468		EQT Midstream Partners LP (d)	294,798	21,588
Petra Diamonds Ltd (a)	76,598	158
				Genesis Energy LP	283,596	9,909
Philex Mining Corp	541,500	90		Kinder Morgan Inc/DE	760,100	16,874
Randgold Resources Ltd	17,114	1,230		Koninklijke Vopak NV	25,819	1,205
Regis Resources Ltd	73,107	152		Magellan Midstream Partners LP	460,475	31,888
Resolute Mining Ltd	134,395	120		MPLX LP	583,619	19,172
Richmont Mines Inc (a)	11,400	74
				Noble Midstream Partners LP (a)	67,599	2,168
Rio Tinto Ltd	77,516	3,278		ONEOK Partners LP	485,727	20,303
Rio Tinto PLC	251,105	9,474		Pembina Pipeline Corp	92,506	2,718
Royal Gold Inc	11,925	830		Phillips 66 Partners LP	312,162	14,088
Sandfire Resources NL	28,814	123		Plains All American Pipeline LP	935,463	30,823
Saracen Mineral Holdings Ltd (a)	117,859	82
				Shell Midstream Partners LP (d)	397,823	10,972
SEMAFO Inc (a)	59,200	180
				Spectra Energy Corp	143,362	5,871
Sibanye Gold Ltd	135,348	280
Silver Standard Resources Inc (a)	21,700	215		Spectra Energy Partners LP	211,780	8,999
				Sunoco Logistics Partners LP	656,507	15,553
Silver Wheaton Corp	80,400	1,463		Tallgrass Energy GP LP	67,326	1,629
Silvercorp Metals Inc	30,500	77		Tallgrass Energy Partners LP	171,613	8,038
South32 Ltd	972,858	1,928		Tesoro Logistics LP	339,492	16,000
Southern Copper Corp	28,271	928		TransCanada Corp	355,753	15,977
St Barbara Ltd (a)	72,705	116
				Valero Energy Partners LP (d)	241,111	9,746
Stillwater Mining Co (a)	22,120	332
				Veresen Inc	431,560	3,965
Sumitomo Metal Mining Co Ltd	106,000	1,430		Western Gas Partners LP (d)	302,731	17,277
Tahoe Resources Inc	56,800	546		Williams Cos Inc/The	763,304	23,433
Teck Resources Ltd	103,500	2,620		Williams Partners LP	203,451	7,426
Timah Persero Tbk PT	544,200	48
Torex Gold Resources Inc (a)	14,400	216				$436,063
Turquoise Hill Resources Ltd (a)	220,500	737

See accompanying notes

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate - 1.83%				Telecommunications (continued)
ADO Properties SA (c)	205,935	$6,988		Intelsat SA (a)	501,183	$2,065
Aeon Mall Co Ltd	404,500	5,917				$5,304
Deutsche Wohnen AG	464,973	14,324		Textiles - 0.18%
Fabege AB	441,204	6,975		Mohawk Industries Inc (a)	34,661	6,843
Mitsui Fudosan Co Ltd	627,000	15,055
New World Development Co Ltd	5,818,000	6,475		Transportation - 0.44%
Sun Hung Kai Properties Ltd	653,000	8,528		Canadian National Railway Co	8,300	555
UNITE Group PLC/The	659,241	4,611		East Japan Railway Co	30,300	2,613
		$68,873		Groupe Eurotunnel SE	1,245,493	10,940
REITS - 10.37%				Prumo Logistica SA (a)	869,145	1,970
Agree Realty Corp	97,625	4,382		Union Pacific Corp	5,300	537
Alexandria Real Estate Equities Inc	101,363	11,108				$16,615
American Homes 4 Rent	309,637	6,524		Water- 1.49%
American Tower Corp	144,974	14,826		American States Water Co	25,301	1,073
Apartment Investment & Management Co	101,100	4,256		American Water Works Co Inc	158,930	11,518
Assura PLC	3,885,804	2,786		Aqua America Inc	122,729	3,649
AvalonBay Communities Inc	63,370	10,424		Beijing Enterprises Water Group Ltd (a)	3,372,000	2,430
Boston Properties Inc	60,494	7,494		California Water Service Group	33,201	1,147
CatchMark Timber Trust Inc (d)	415,007	4,540		Cia de Saneamento Basico do Estado de Sao	317,628	2,795
Corporate Office Properties Trust	134,463	3,848		Paulo ADR
Crown Castle International Corp	194,461	16,230		Connecticut Water Service Inc	7,773	424
CubeSmart	385,199	9,495		Guangdong Investment Ltd	1,948,000	2,723
Dexus Property Group	1,638,664	11,022		Middlesex Water Co	11,267	459
DiamondRock Hospitality Co	252,539	2,674		Pennon Group PLC	919,531	9,393
Digital Realty Trust Inc	71,509	6,603		Severn Trent PLC	220,931	6,032
EPR Properties	89,390	6,216		Suez	246,771	3,440
Equinix Inc	29,372	9,950		United Utilities Group PLC	574,737	6,339
Equity One Inc	309,749	9,249		Veolia Environnement SA	267,002	4,605
Essex Property Trust Inc	29,526	6,375		York Water Co/The	8,907	324
Fortune Real Estate Investment Trust	2,685,000	3,169				$56,351
Frasers Logistics & Industrial Trust	8,773,656	5,630		TOTAL COMMON STOCKS		$1,853,942
Gecina SA	55,792	7,316		INVESTMENT COMPANIES - 6.22%	Shares Held	Value(000	's)
General Growth Properties Inc	276,271	7,001		Money Market Funds - 6.22%
Goodman Group	2,188,802	10,776		BlackRock Liquidity Funds FedFund Portfolio	6,108,643	6,109
Hoshino Resorts REIT Inc	314	1,659		Cash Account Trust - Government & Agency	71,431,884	71,432
Industrial & Infrastructure Fund Investment	521	2,414		Portfolio - Government Cash Managed
Corp				Morgan Stanley Institutional Liquidity Funds -	157,023,614	157,023
Japan Hotel REIT Investment Corp	6,209	4,355		Government Portfolio
Japan Logistics Fund Inc	1,789	3,526				$234,564
Japan Retail Fund Investment Corp	2,990	6,091		TOTAL INVESTMENT COMPANIES		$234,564
Klepierre	159,953	5,951			Principal
Link REIT	1,828,000	12,572		BONDS- 8.44%	Amount (000's)	Value(000	's)
Mirvac Group	2,785,430	4,208
NewRiver REIT PLC	294,732	1,235		Federal & Federally Sponsored Credit - 2.34%
Nomura Real Estate Master Fund Inc	4,510	6,742		Federal Farm Credit Banks
				0.55%, 10/13/2017(e),(f)	$18,000	$18,004
Physicians Realty Trust	527,615	9,560		0.60%, 11/22/2017(e),(f)	5,000	5,003
Potlatch Corp	268,251	11,019		0.60%, 03/22/2018(e),(f)	10,000	9,996
Prologis Inc	119,708	6,093		0.63%, 06/27/2018(e),(f)	20,000	19,998
Public Storage	42,644	8,925		0.65%, 06/14/2017(e)	2,700	2,702
Rayonier Inc (d)	545,789	14,469
				0.65%, 04/05/2018(e),(f)	4,700	4,701
Regency Centers Corp	89,323	5,970		0.67%, 08/01/2018(e),(f)	10,000	10,021
Rexford Industrial Realty Inc	323,294	7,142		0.73%, 01/25/2018(e),(f)	8,000	8,012
Segro PLC	496,864	2,600		0.98%, 12/14/2017(f)	10,000	9,963
Senior Housing Properties Trust	446,806	8,069
Simon Property Group Inc	139,883	25,130				$88,400
SL Green Realty Corp	59,188	6,236		Finance - Mortgage Loan/Banker - 5.56%
STORE Capital Corp	209,482	5,178		Fannie Mae
				0.58%, 07/20/2017(e),(f)	13,175	13,183
Sun Communities Inc	83,475	6,024		0.81%, 12/20/2017(e),(f)	17,600	17,604
Sunstone Hotel Investors Inc	235,919	3,430
Unibail-Rodamco SE	48,675	10,688		Fannie Mae Discount Notes
Viva Energy REIT (a)	1,200,886	1,958		0.41%, 01/17/2017 (g)	2,500	2,499
Weyerhaeuser Co	908,791	28,018		Federal Home Loan Banks
				0.59%, 04/25/2017(e),(f)	7,000	7,003
		$391,156		0.60%, 12/07/2017(e),(f)	10,000	10,005
Retail - 0.07%				0.61%, 12/07/2017(e)	2,000	2,001
Tractor Supply Co	35,390	2,657		0.74%, 09/20/2018(e),(f)	11,000	11,012
				0.80%, 10/25/2017(e),(f)	6,200	6,210
Storage & Warehousing - 0.05%				0.81%, 06/16/2017(e),(f)	10,000	10,014
Safestore Holdings PLC	415,985	1,780		0.82%, 09/07/2017(e),(f)	28,000	28,051
				0.82%, 10/27/2017(e),(f)	5,800	5,810
Telecommunications - 0.14%				0.82%, 01/04/2018(e)	2,000	2,004
Cellnex Telecom SA (c)	111,100	1,555
				0.83%, 09/11/2017(e),(f)	15,000	15,028
Eutelsat Communications SA	93,700	1,684		0.84%, 03/08/2018(e),(f)	10,000	10,032

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value(000	's)
Finance - Mortgage Loan/Banker (continued)					Aerospace & Defense (continued)
Freddie Mac					TransDigm Inc, Term Loan D
0.63%, 07/24/2018(e),(f)		$16,600	$16,594		3.83%, 05/21/2021(e)	$4,156	$4,166
0.65%, 07/17/2018(e),(f)		11,100	11,100				$6,787
0.75%, 02/26/2018(e),(f)		7,670	7,666		Airlines - 0.29%
1.00%, 03/08/2017(f)		15,218	15,238		American Airlines Inc, Term Loan B
1.00%, 05/11/2018(f)		5,955	5,924		3.25%, 06/27/2020(e)	3,404	3,413
1.00%, 09/21/2018		1,000	993		3.25%, 10/10/2021(d),(e)	2,744	2,750
1.05%, 02/26/2018		1,600	1,595		American Airlines Inc, Term Loan B1
1.05%, 05/25/2018(f)		10,000	9,968		3.50%, 05/23/2019(e)	2,185	2,183
			$209,534		Delta Air Lines Inc, Term Loan B1
Media- 0.01%					3.25%, 10/18/2018(e)	2,652	2,669
iHeartCommunications Inc							$11,015
9.00%, 12/15/2019		523	412		Automobile Manufacturers - 0.07%
					FCA US LLC, Term Loan B
Sovereign - 0.53%					3.25%, 12/05/2018(e)	2,497	2,500
Australia Government Bond
3.75%, 04/21/2037	AUD	1,840	1,434		Automobile Parts & Equipment - 0.03%
Italy Buoni Poliennali Del Tesoro					Allison Transmission Inc, Term Loan B
1.25%, 09/15/2032(c)	EUR	575	609		3.25%, 09/23/2019(e)	1,123	1,132
2.55%, 09/15/2041		649	813
2.60%, 09/15/2023		315	380		Beverages - 0.12%
2.80%, 03/01/2067(c)		926	850		Jacobs Douwe Egberts BV, Term Loan B
Japanese Government CPI Linked Bond					3.25%, 07/02/2022(e)	2,342	2,345
0.10%, 09/10/2024	JPY	884,262	8,166		Keurig Green Mountain Inc, Term Loan B
0.10%, 03/10/2025		302,386	2,796		5.25%, 01/21/2023(e)	2,021	2,044
0.10%, 03/10/2026		24,353	226				$4,389
New Zealand Government Bond					Biotechnology - 0.10%
2.53%, 09/20/2035(e)	NZD	2,959	2,209		Concordia International Corp, Term Loan B
3.08%, 09/20/2030(e)		3,236	2,629		5.25%, 10/21/2021(e)	4,241	3,549
			$20,112
TOTAL BONDS			$318,458		Building Materials - 0.28%
COMMODITY INDEXED STRUCTURED	Principal				Headwaters Inc, Term Loan B1
NOTES- 1.12%	Amount (000's)		Value(000	's)	4.00%, 03/24/2022(e)	4,962	4,983
Banks- 0.40%					Quikrete Holdings Inc, Term Loan B
Royal Bank of Canada; Dow Jones - UBS					0.00%, 11/03/2023(e),(i)	3,000	3,007
Commodity Index Linked Note					Safway Group Holding LLC, Term Loan
0.37%, 01/11/2017(c),(e)		$3,900	4,750		5.75%, 08/04/2023(e)	2,400	2,412
0.37%, 02/13/2017(c),(e)		7,600	10,199				$10,402
			$14,949		Chemicals - 0.19%
Supranational Bank - 0.72%					Avantor Performance Materials Holdings Inc,
International Bank for Reconstruction &					Term Loan B
Development; Dow Jones - UBS Commodity					6.00%, 06/21/2022(e)	996	1,002
Index Linked Note					Axalta Coating Systems US Holdings Inc,
0.99%, 01/19/2017(e)		24,000	27,350		Term Loan B
					3.75%, 02/01/2020(e)	388	390
TOTAL COMMODITY INDEXED STRUCTURED NOTES			$42,299		Duke Finance LLC, Term Loan
	Principal				7.00%, 10/28/2021(e)	1,496	1,491
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)	Minerals Technologies Inc, Term Loan B2
Oil & Gas - 0.00%					4.75%, 05/09/2021(e)	1,305	1,315
Vantage Drilling International					Versum Materials Inc, Term Loan B
1.00%, PIK 1.00%, 12/31/2030(b),(d),(e),(h)		269	134		3.34%, 09/21/2023(e)	3,000	3,020
							$7,218
TOTAL CONVERTIBLE BONDS			$134		Coal- 0.05%
SENIOR FLOATING RATE INTERESTS -	Principal				Peabody Energy Corp, Term Loan B
16.68%	Amount (000's) Value (000's)				0.00%, 09/20/2020(e),(i)	2,091	1,965
Advertising - 0.13%
Advantage Sales & Marketing Inc, Term					Commercial Services - 0.61%
Loan					Acosta Holdco Inc, Term Loan B
7.50%, 07/21/2022(e)		$814	$765		4.25%, 09/26/2021(e)	1,312	1,242
Advantage Sales & Marketing Inc, Term Loan					Allied Universal Holdco LLC, Term Loan
B					4.75%, 07/27/2022(e)	1,489	1,486
4.25%, 07/21/2021(e)		2,010	1,995		Brand Energy & Infrastructure Services Inc,
Checkout Holding Corp, Term Loan B					Term Loan B
4.50%, 04/03/2021(e)		1,711	1,441		4.75%, 11/20/2020(e)	905	891
Getty Images Inc, Term Loan B					Camelot Finance LP, Term Loan B
4.75%, 10/03/2019(e)		943	813		4.75%, 09/15/2023(e)	3,000	3,005
			$5,014		Ceridian HCM Holding Inc, Term Loan B2
					4.50%, 09/15/2020(e)	1,054	1,036
Aerospace & Defense - 0.18%
Sequa Corp, Term Loan B					Concentra Inc, Term Loan B
5.25%, 05/29/2017(e)		2,822	2,621		4.00%, 06/01/2022(e)	1,995	1,992
					Global Payments Inc, Term Loan B
					3.03%, 03/24/2023(e)	389	392

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Electric (continued)
KAR Auction Services Inc, Term Loan B3			Dayton Power & Light Co/The, Term Loan B
4.38%, 03/04/2023(e)	$995	$1,007	4.00%, 08/19/2022(e)	$2,250	$2,263
Laureate Education Inc, Term Loan B			Dynegy Inc, Term Loan C
5.00%, 06/16/2018(e)	122	120	5.00%, 06/22/2023(e)	2,000	2,008
Monitronics International Inc, Term Loan B2			Energy Future Intermediate Holding Co LLC,
6.50%, 09/22/2022(e)	2,000	1,991	DIP Term Loan
Pharmaceutical Product Development LLC,			4.25%, 06/30/2017(e)	5,500	5,526
Term Loan B			TEX Operations Co LLC, Term Loan B-
4.25%, 08/05/2022(e)	5,353	5,365	EXIT
Syniverse Holdings Inc, Term Loan B			5.00%, 08/04/2023(e)	8,957	9,039
4.00%, 04/23/2019(e)	1,172	1,056	TEX Operations Co LLC, Term Loan C-
4.00%, 04/23/2019(e)	2,586	2,313	EXIT
WEX Inc, Term Loan B			5.00%, 08/04/2023(e)	2,043	2,062
4.25%, 06/24/2023(e)	998	1,007			$25,035
		$22,903	Electronics - 0.06%
Computers - 0.42%			TTM Technologies Inc, Term Loan B
Conduent Finance Inc/Xerox Business			5.25%, 05/07/2021(e)	2,294	2,296
Services LLC, Term Loan
0.00%, 11/22/2023(e),(i)	1,184	1,187	Engineering & Construction - 0.05%
CSRA Inc, Term Loan B			AECOM, Term Loan B
3.44%, 10/06/2022(e)	1,243	1,248	3.75%, 09/17/2021(e)	370	370
Harland Clarke Holdings Corp, Term Loan			Engility Corp, Term Loan B2
B3			5.77%, 08/04/2023(e)	1,412	1,426
7.00%, 04/26/2018(e)	806	805			$1,796
Harland Clarke Holdings Corp, Term Loan			Entertainment - 0.75%
B4			CCM Merger Inc, Term Loan B
6.99%, 08/30/2019(e)	931	926	4.00%, 07/30/2021(e)	1,464	1,471
iQor US Inc, Term Loan B			Delta 2 Lux Sarl, Term Loan B
6.00%, 02/19/2021(e)	2,720	2,556	7.75%, 07/29/2022(e)	2,250	2,259
Riverbed Technology Inc, Term Loan B			Delta 2 Lux Sarl, Term Loan B3
5.00%, 04/25/2022(e)	1,951	1,967	4.75%, 07/30/2021(e)	7,118	7,154
Western Digital Corp, Term Loan B			Lions Gate Entertainment Corp, Term Loan
4.50%, 04/29/2023(e)	7,182	7,260	B
		$15,949	0.00%, 10/13/2023(e),(i)	2,000	2,005
Consumer Products - 0.49%			SGMS Escrow Corp, Term Loan B2
Dell International LLC, Term Loan A2			5.83%, 09/17/2021(e)	12,123	12,233
2.86%, 06/02/2021(e)	4,500	4,442	William Morris Endeavor Entertainment LLC,
Dell International LLC, Term Loan A3			Term Loan B
2.61%, 05/31/2019(e)	3,000	2,992	5.25%, 05/06/2021(e)	2,201	2,209
Dell International LLC, Term Loan B			WMG Acquisition Corp, Term Loan
4.00%, 06/02/2023(e)	8,860	8,941	3.75%, 10/20/2023(e)	992	991
Prestige Brands Inc, Term Loan B3					$28,322
3.50%, 09/03/2021(e)	588	592	Environmental Control - 0.20%
Spectrum Brands Inc, Term Loan B			Advanced Disposal Services Inc, Term Loan
3.29%, 06/23/2022(e)	1,387	1,400	B
		$18,367	3.50%, 11/10/2023(e)	5,406	5,404
Cosmetics & Personal Care - 0.05%			Tervita Corp, Term Loan B
Revlon Consumer Products Corp, Term Loan			7.38%, 05/14/2018(e)	2,211	2,187
B					$7,591
4.25%, 07/21/2023(e)	2,000	2,002	Food- 0.95%
			AdvancePierre Foods Inc, Term Loan B
Distribution & Wholesale - 0.25%			4.50%, 05/26/2023(e)	2,106	2,113
G-III Apparel Group Ltd, Term Loan B			Albertsons LLC, Term Loan B4
0.00%, 10/05/2022(e),(i)	1,500	1,495	4.50%, 08/25/2021(e)	10,736	10,743
HD Supply Inc, Term Loan B			Albertsons LLC, Term Loan B6
3.59%, 08/13/2021(e)	1,811	1,816	4.75%, 06/01/2023(e)	8,019	8,037
3.63%, 10/16/2023(e)	2,500	2,513	Chobani LLC, Term Loan B
Univar USA Inc, Term Loan B			5.25%, 09/29/2023(e)	2,000	2,021
4.25%, 06/24/2022(e)	3,615	3,628	Pinnacle Foods Finance LLC, Term Loan G
		$9,452	3.39%, 04/29/2020(e)	2,425	2,435
Diversified Financial Services - 0.17%			Pinnacle Foods Finance LLC, Term Loan H
Delos Finance Sarl, Term Loan B			3.25%, 04/29/2020(e)	485	487
3.59%, 02/26/2021(e)	1,250	1,257	SUPERVALU Inc, Term Loan
Walter Investment Management Corp, Term			5.50%, 03/21/2019(e)	3,569	3,579
Loan			US Foods Inc, Term Loan B
4.75%, 12/11/2020(e)	5,497	5,167	4.00%, 06/15/2023(e)	5,520	5,550
		$6,424	Wilton Brands LLC, Term Loan
Electric - 0.66%			8.50%, 08/22/2018(e)	977	879
Calpine Corp, Term Loan B5					$35,844
3.59%, 05/20/2022(e)	1,626	1,629
Calpine Corp, Term Loan B7
3.84%, 05/05/2023(e)	2,494	2,508

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's) Value (000's)
Gas- 0.00%			Insurance - 0.11%
Southcross Holdings Borrower LP, Term Loan			Alliant Holdings Intermediate LLC, Term
B			Loan B
4.50%, PIK 5.50%, 04/13/2023(d),(e),(h)	$33	$25	4.75%, 07/27/2022(e)	$1,990	$1,988
			HUB International Ltd, Term Loan B
Healthcare - Products - 0.56%			4.00%, 09/17/2020(e)	2,204	2,205
Alere Inc, Term Loan B					$4,193
4.25%, 06/10/2022(e)	250	248	Internet - 0.33%
Carestream Health Inc, Term Loan			Ancestry.com Operations Inc, Term Loan B
9.50%, 12/15/2019(e)	729	585	5.25%, 10/14/2023(e)	1,500	1,502
Carestream Health Inc, Term Loan B			EIG Investors Corp, Term Loan B
5.00%, 06/05/2019(e)	4,484	3,980	6.48%, 11/09/2019(e)	2,066	2,028
ConvaTec Inc, Term Loan			TIBCO Software Inc, Term Loan B
3.25%, 10/13/2023(e)	3,153	3,163	6.50%, 11/25/2020(e)	4,585	4,571
DJO Finance LLC, Term Loan B			Uber Technologies Inc, Term Loan B
4.25%, 06/24/2020(e)	1,728	1,655	5.00%, 07/07/2023(e)	4,250	4,277
Kinetic Concepts Inc, Term Loan F1			Zayo Group LLC, Term Loan B
5.00%, 11/04/2020(e)	9,334	9,156	3.75%, 05/06/2021(e)	135	136
Sterigenics-Nordion Holdings LLC, Term					$12,514
Loan B			Leisure Products & Services - 0.16%
4.25%, 05/06/2022(e)	2,354	2,346	Equinox Holdings Inc, Term Loan B
		$21,133	5.00%, 01/31/2020(e)	1,207	1,211
Healthcare - Services - 0.86%			Life Time Fitness Inc, Term Loan B
Ardent Legacy Acquisitions Inc, Term Loan			4.25%, 06/03/2022(e)	1,975	1,975
B			Planet Fitness Holdings LLC, Term Loan B
6.50%, 07/30/2021(e)	245	244	4.25%, 03/31/2021(e)	1,946	1,944
CHS/Community Health Systems Inc, Term			Sabre GLBL Inc, Term Loan B2
Loan F			4.50%, 02/19/2019(e)	807	809
4.16%, 01/25/2018(e)	28	28			$5,939
CHS/Community Health Systems Inc, Term			Leisure Time - 0.01%
Loan G			Sabre GLBL Inc, Term Loan C
3.75%, 12/13/2019(e)	2,805	2,649	4.00%, 02/15/2018(e)	180	180
CHS/Community Health Systems Inc, Term
Loan H			Lodging - 0.22%
4.00%, 01/14/2021(e)	3,997	3,773	Boyd Gaming Corp, Term Loan B
DaVita Inc, Term Loan B			4.00%, 08/07/2020(e)	691	694
3.50%, 06/24/2021(e)	1,678	1,683	Boyd Gaming Corp, Term Loan B2
Drumm Investors LLC, Term Loan			4.42%, 08/16/2023(e)	1,830	1,840
9.50%, 05/04/2018(e)	1,205	1,200	CityCenter Holdings LLC, Term Loan B
Envision Healthcare Corp, Term Loan			4.25%, 10/09/2020(e)	1,826	1,840
0.00%, 11/17/2023(e),(i)	2,000	2,003	Hilton Worldwide Finance LLC, Term Loan
HCA Inc, Term Loan			B1
3.59%, 02/05/2024(e)	3,000	3,018	3.50%, 09/23/2020(e)	268	268
3.86%, 03/01/2023(e)	3,218	3,243	Hilton Worldwide Finance LLC, Term Loan
Heartland Dental LLC, Term Loan			B2
5.50%, 12/21/2018(e)	2,906	2,901	3.29%, 10/26/2023(e)	2,736	2,754
IASIS Healthcare LLC, Term Loan B2			Intrawest Operations Group LLC, Term Loan
4.50%, 05/03/2018(e)	2,866	2,821	B
inVentiv Health Inc, Term Loan			4.50%, 11/26/2020(e)	1,039	1,047
4.75%, 09/29/2023(e)	2,500	2,505			$8,443
MPH Acquisition Holdings LLC, Term Loan			Machinery - Construction & Mining - 0.05%
B			Cortes NP Acquisition Corp, Term Loan
5.00%, 05/25/2023(e)	1,674	1,693	0.00%, 09/29/2023(e),(i)	1,000	989
New Millennium Holdco Inc, Term Loan
7.50%, 12/21/2020(e)	1,118	631	North American Lifting Holdings Inc, Term
			Loan
Quorum Health Corp, Term Loan			5.50%, 11/26/2020(d),(e)	1,031	878
6.75%, 04/29/2022(e)	3,052	2,938
					$1,867
Select Medical Corp, Term Loan F
6.00%, 03/03/2021 (e)	962	971	Machinery - Diversified - 0.34%
			Aspen Merger Sub Inc, Term Loan
		$32,301	5.25%, 09/26/2023(e)	2,000	2,020
Holding Companies - Diversified - 0.27%			Gardner Denver Inc, Term Loan
Emerald Expositions Holding Inc, Term Loan			4.25%, 07/23/2020(e)	5,483	5,332
B			RBS Global Inc, Term Loan B
4.75%, 06/17/2020(e)	2,860	2,863	4.00%, 05/14/2020(e)	2,319	2,326
MGOC Inc, Term Loan B			Zebra Technologies Corp, Term Loan B
4.00%, 07/30/2020(e)	2,799	2,799	4.09%, 10/27/2021(e)	3,071	3,082
Travelport Finance Luxembourg Sarl, Term					$12,760
Loan B			Media- 1.68%
5.00%, 09/02/2021(e)	4,320	4,346
			Altice US Finance I Corp, Term Loan B
		$10,008	3.88%, 01/21/2025(e)	4,100	4,118
			CBS Radio Inc, Term Loan B
			4.50%, 10/06/2023(e)	1,915	1,923

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Media (continued)			Oil & Gas Services - 0.03%
Charter Communications Operating LLC,			Seventy Seven Operating LLC, Term Loan B
Term Loan F			3.89%, 06/17/2021(e)	$1,380	$1,248
3.00%, 01/19/2021(e)	$2,985	$2,990
Charter Communications Operating LLC,			Packaging & Containers - 0.35%
Term Loan I			BWAY Holding Co, Term Loan B
3.50%, 01/24/2023(e)	4,975	5,020	5.50%, 08/07/2020(e)	3,046	3,048
Cumulus Media Holdings Inc, Term Loan B			Reynolds Group Holdings Inc, Term Loan
4.25%, 12/18/2020(e)	8,436	5,074	4.25%, 01/20/2023(e)	10,000	10,049
Gray Television Inc, Term Loan B			SIG Combibloc PurchaseCo Sarl, Term Loan
3.94%, 06/10/2021(e)	594	597	B
Houghton Mifflin Harcourt Publishers Inc,			4.00%, 02/03/2022(e)	246	247
Term Loan B					$13,344
4.00%, 05/11/2021(e)	1,975	1,848	Pharmaceuticals - 0.38%
iHeartCommunications Inc, Term Loan D-			Catalent Pharma Solutions Inc, Term Loan B
EXT			4.25%, 05/07/2021(e)	4,767	4,778
7.36%, 01/22/2019(e)	21,205	16,414	DPx Holdings BV, Term Loan B
iHeartCommunications Inc, Term Loan E			4.25%, 01/22/2021(e)	2,201	2,201
8.11%, 07/30/2019(e)	2,986	2,309	Grifols Worldwide Operations USA Inc, Term
McGraw-Hill Global Education Holdings			Loan B
LLC, Term Loan			3.46%, 03/05/2021(e)	814	820
5.00%, 05/02/2022(e)	2,494	2,473	PRA Holdings Inc, Term Loan
Mediacom Illinois LLC, Delay-Draw Term			4.50%, 09/18/2020(e)	3,886	3,907
Loan G-DD			Valeant Pharmaceuticals International Inc,
3.50%, 06/18/2021(e)	490	492	Term Loan BD2
Mission Broadcasting Inc, Term Loan			5.00%, 02/13/2019(e)	242	240
0.00%, 09/26/2023(e),(i)	409	411	Valeant Pharmaceuticals International Inc,
Nexstar Broadcasting Inc, Term Loan			Term Loan BE1
0.00%, 09/26/2023(e),(i)	4,591	4,610	5.25%, 06/26/2020(e)	1,206	1,191
Springer Science+Business Media GmbH,			Valeant Pharmaceuticals International Inc,
Term Loan B9			Term Loan BF1
4.75%, 08/14/2020(e)	1,625	1,604	5.50%, 03/11/2022(e)	373	370
Tribune Media Co, Term Loan B			Vizient Inc, Term Loan B
3.75%, 12/27/2020(e)	4,126	4,137	5.00%, 02/13/2023(e)	660	666
Virgin Media Investment Holdings Ltd, Term					$14,173
Loan F			Real Estate - 0.11%
3.50%, 06/07/2023(e)	904	909	Capital Automotive LP, Term Loan
WideOpenWest Finance LLC, Term Loan			6.00%, 04/18/2020(e)	1,861	1,872
4.43%, 08/18/2023(e)	2,453	2,455	Capital Automotive LP, Term Loan B
Ziggo Secured Finance Partnership, Term			4.00%, 04/05/2019(e)	763	769
Loan D			Realogy Group LLC, Term Loan B
3.54%, 08/31/2024(e)	5,750	5,755	3.75%, 07/14/2022(e)	1,511	1,522
		$63,139			$4,163
Mining - 0.16%			REITS- 0.28%
Fairmount Santrol Inc, Term Loan B1			Communications Sales & Leasing Inc, Term
4.50%, 09/05/2019(e)	372	356	Loan B
Fairmount Santrol Inc, Term Loan B2			4.50%, 10/14/2022(e)	7,395	7,439
4.50%, 09/05/2019(e)	3,183	3,044	ESH Hospitality Inc, Term Loan B
FMG Resources August 2006 Pty Ltd, Term			3.75%, 08/17/2023(e)	2,500	2,516
Loan B			Starwood Property Trust Inc, Term Loan B
3.75%, 06/30/2019(e)	2,660	2,661	3.50%, 04/17/2020(e)	715	716
		$6,061			$10,671
Miscellaneous Manufacturers - 0.05%			Retail - 1.15%
Gates Global LLC, Term Loan B			1011778 BC ULC, Term Loan B2
4.25%, 06/11/2021(e)	2,022	2,010	3.75%, 12/10/2021(e)	5,169	5,203
			Academy Ltd, Term Loan B
Oil & Gas - 0.33%			5.00%, 06/16/2022(e)	1,425	1,311
Drillships Financing Holding Inc, Term Loan			Bass Pro Group LLC, Term Loan
B1			0.00%, 11/15/2023(e),(i)	3,000	2,976
6.00%, 02/02/2021(e)	2,203	1,143	Bass Pro Group LLC, Term Loan B
EP Energy LLC, Term Loan 1.5			4.00%, 06/05/2020(e)	985	984
9.75%, 06/30/2021(e)	4,628	4,683	Belk Inc, Term Loan B
Fieldwood Energy LLC, Term Loan			5.75%, 11/18/2022(e)	1,985	1,764
8.00%, 08/31/2020(e)	2,118	1,885	BJ's Wholesale Club Inc, Term Loan
8.38%, 09/17/2020(e)	2,545	1,998	8.50%, 03/21/2020(e)	249	248
8.38%, 09/20/2020(e)	884	493	BJ's Wholesale Club Inc, Term Loan B
Fieldwood Energy LLC, Term Loan B			4.50%, 09/26/2019(e)	3,421	3,426
3.88%, 09/28/2018(e)	1,664	1,506	Dollar Tree Inc, Term Loan B2
Seadrill Operating LP, Term Loan B			4.18%, 05/26/2022(e)	1,300	1,313
4.00%, 02/12/2021(e)	1,063	601	Dollar Tree Inc, Term Loan B3
		$12,309	3.06%, 07/06/2022(e)	1,173	1,183
			Gymboree Corp/The, Term Loan
			5.00%, 02/23/2018(e)	3,532	2,123

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Hudson's Bay Co, Term Loan B			SS&C European Holdings SARL, Term Loan
4.25%, 08/12/2022(e)	$1,152	$1,158	B2
Jo-Ann Stores LLC, Term Loan			4.00%, 06/29/2022(e)	$462	$465
6.26%, 09/29/2023(e)	1,750	1,746	SS&C Technologies Inc, Term Loan B1
Petco Animal Supplies Inc, Term Loan B1			4.00%, 06/29/2022(e)	4,005	4,032
5.00%, 01/15/2023(e)	3,774	3,800			$64,500
PetSmart Inc, Term Loan B			Telecommunications - 0.80%
4.00%, 03/11/2022(e)	5,000	5,013	Avaya Inc, Term Loan B3
Rite Aid Corp, Term Loan 1			5.39%, 10/26/2017(e)	2,259	1,991
5.75%, 07/07/2020(e)	3,500	3,511	Avaya Inc, Term Loan B6
Rite Aid Corp, Term Loan 2			6.50%, 03/31/2018(e)	3,621	3,161
4.88%, 06/11/2021(e)	7,250	7,286	Avaya Inc, Term Loan B7
Serta Simmons Bedding LLC, Term Loan			6.25%, 04/30/2020(e)	1,746	1,511
0.00%, 10/20/2023(e),(i)	478	476	Cincinnati Bell Inc, Term Loan B
		$43,521	4.00%, 08/20/2020(e)	970	973
Semiconductors - 0.51%			CommScope Inc, Term Loan B
Avago Technologies Cayman Finance Ltd,			3.25%, 12/29/2022(e)	614	619
Term Loan B3			FairPoint Communications Inc, Term Loan B
3.54%, 02/01/2023(e)	7,601	7,670	7.50%, 02/14/2019(e)	146	147
Cavium Inc, Term Loan			Intelsat Jackson Holdings SA, Term Loan B2
3.75%, 08/10/2022(e)	3,000	3,019	3.75%, 06/30/2019(e)	12,853	12,382
Microsemi Corp, Term Loan B			T-Mobile USA Inc, Term Loan B
3.75%, 12/17/2022(e)	1,191	1,197	3.50%, 11/03/2022(e)	1,787	1,803
NXP BV, Term Loan B			UPC Financing Partnership, Term Loan AN
3.41%, 12/07/2020(e)	1,600	1,604	4.08%, 07/29/2024(e)	6,000	6,023
NXP BV, Term Loan D			Windstream Services LLC, Term Loan B6
3.34%, 01/10/2020(e)	3,115	3,121	4.75%, 03/29/2021(e)	1,500	1,502
ON Semiconductor Corp, Term Loan B					$30,112
3.78%, 03/31/2023(e)	2,750	2,767	Transportation - 0.13%
		$19,378	CEVA Group PLC, SYNTH LOC
Software - 1.71%			6.50%, 03/19/2021(e)	371	295
Blackboard Inc, Term Loan B4			CEVA Group PLC, Term Loan
6.00%, 06/30/2021(e)	3,469	3,441	6.50%, 03/12/2021(e)	527	419
BMC Software Finance Inc, Term Loan B			6.50%, 03/19/2021(e)	66	52
5.00%, 08/07/2020(e)	5,476	5,346	CEVA Intercompany BV, Term Loan
Cengage Learning Inc, Term Loan B			6.50%, 03/19/2021(e)	382	304
5.25%, 06/07/2023(e)	3,912	3,753	Commercial Barge Line Co, Term Loan B
Change Healthcare Holdings Inc, Term Loan			9.75%, 11/06/2020(e)	975	912
B2			HGIM Corp, Term Loan B
3.75%, 11/02/2018(e)	3,109	3,111	5.50%, 06/12/2020(e)	2,182	1,593
Compuware Corp, Term Loan B2			XPO Logistics Inc, Term Loan B2
6.25%, 12/10/2021(e)	4,879	4,880	4.25%, 11/01/2021(e)	1,444	1,458
DTI Holdco Inc, Term Loan B					$5,033
6.25%, 09/23/2023(e)	1,500	1,477	TOTAL SENIOR FLOATING RATE INTERESTS		$628,977
Evergreen Skills Lux Sarl, Term Loan			U.S. GOVERNMENT & GOVERNMENT	Principal
0.00%, 04/23/2021(e),(i)	1,111	1,026	AGENCY OBLIGATIONS - 18.52%	Amount (000's)	Value (000's)
9.34%, 04/28/2022(e)	732	541	U.S. Treasury - 2.65%
First Data Corp, Term Loan			0.66%, 10/31/2017(e),(f)	$10,000	$10,014
3.58%, 03/24/2021(e)	12,212	12,260	0.66%, 10/31/2018(e),(f)	9,000	9,000
Genesys Telecommunications Laboratories			0.68%, 04/30/2018(e),(f)	20,000	20,029
Inc, Term Loan			0.76%, 01/31/2018(e),(f),(j)	21,000	21,058
0.00%, 11/17/2023(e),(i)	4,000	4,020	0.88%, 01/31/2017(f),(j)	20,000	20,017
4.50%, 11/04/2020(e)	1,945	1,944	0.88%, 02/28/2017(f)	19,700	19,721
Infor US Inc, Term Loan B5					$99,839
3.75%, 06/03/2020(e)	3,118	3,111
			U.S. Treasury Inflation-Indexed Obligations - 15.87%
Informatica LLC, Term Loan B			0.13%, 04/15/2019	59,596	60,215
4.50%, 06/03/2022(e)	990	968
			0.13%, 04/15/2020	43,143	43,532
Kronos Inc/MA, Term Loan B			0.13%, 04/15/2021	32,132	32,294
5.00%, 10/20/2023(e)	1,500	1,503
			0.13%, 01/15/2022	14,093	14,120
MA FinanceCo LLC, Term Loan B2			0.13%, 07/15/2022	20,566	20,637
4.50%, 11/20/2021(e)	347	349
			0.13%, 01/15/2023	33,741	33,530
MA FinanceCo LLC, Term Loan C			0.13%, 07/15/2024	36,956	36,373
4.50%, 10/07/2021(e)	510	513
			0.13%, 07/15/2026	22,881	22,245
Magic Newco LLC, Term Loan B			0.25%, 01/15/2025	19,531	19,254
5.00%, 12/02/2018(e)	2,175	2,182
			0.38%, 07/15/2023	21,104	21,334
Rackspace Hosting Inc, Term Loan B			0.38%, 07/15/2025	18,480	18,438
5.57%, 10/26/2023(e)	2,000	2,017
			0.63%, 07/15/2021	25,080	25,895
RP Crown Parent LLC, Term Loan			0.63%, 01/15/2024	24,097	24,571
4.50%, 09/22/2023(e)	2,500	2,513
			0.63%, 01/15/2026	36,381	36,892
Sophia LP, Term Loan B			0.63%, 02/15/2043	11,433	10,646
4.75%, 09/30/2022(e)	5,042	5,048
			0.75%, 02/15/2042	13,015	12,509
			0.75%, 02/15/2045	8,879	8,485

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.00%, 02/15/2046	$5,456	$5,583
1.13%, 01/15/2021	16,660	17,457
1.25%, 07/15/2020	4,872	5,141
1.38%, 01/15/2020	7,215	7,578
1.38%, 02/15/2044	12,793	14,164
1.75%, 01/15/2028	7,872	8,849
2.00%, 01/15/2026	4,924	5,577
2.13%, 02/15/2040	5,693	7,143
2.13%, 02/15/2041	19,782	24,983
2.38%, 01/15/2025	8,883	10,243
2.38%, 01/15/2027	7,163	8,447
2.50%, 01/15/2029	7,275	8,841
3.38%, 04/15/2032	6,187	8,629
3.63%, 04/15/2028	10,774	14,272
3.88%, 04/15/2029	7,735	10,662
		$598,539
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$698,378
TOTAL PURCHASED OPTIONS - 0.07%		$2,725
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.06%		$2,052
Total Investments		$3,781,529
Other Assets and Liabilities - (0.26)%		$(9,955)
TOTAL NET ASSETS - 100.00%		$3,771,574

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Inputs used in the valuation may be unobservable; however, not all securities are included in Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $351 or 0.01% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,396 or 1.10% of net assets.
(d)	Security is Illiquid. At the end of the period, the value of these securities totaled $116,681 or 3.09% of net assets.
(e)	Variable Rate. Rate shown is in effect at November 30, 2016.
(f)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(g)	Rate shown is the discount rate of the original purchase.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(i)	This Senior Floating Rate Note will settle after November 30, 2016, at which time the interest rate will be determined.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $25,059 or 0.66% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Government	27.66%
Financial	13.27%
Energy	12.71%
Basic Materials	9.51%
Consumer, Non-cyclical	7.58%
Industrial	7.43%
Investment Companies	6.22%
Utilities	5.24%
Consumer, Cyclical	4.28%
Communications	3.09%
Technology	2.64%
Diversified	0.50%
Purchased Options	0.07%
Purchased Interest Rate Swaptions	0.06%
Other Assets and Liabilities	(0.26)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Barclays Bank PLC	01/20/2017	BRL	4,688,600	$1,360	$1,367	$7	$—
Barclays Bank PLC	01/20/2017	EUR	11,592,000	12,711	12,317	—	(394)
Barclays Bank PLC	01/20/2017	JPY	1,648,375,415	15,990	14,453	—	(1,537)
Barclays Bank PLC	01/20/2017	NZD	8,795,000	6,314	6,216	—	(98)
Barclays Bank PLC	01/20/2017	SEK	73,425,626	7,999	7,991	—	(8)
Citigroup Inc	02/01/2017	EUR	2,955,000	3,269	3,142	—	(127)
Deutsche Bank AG	02/01/2017	EUR	2,955,000	3,278	3,142	—	(136)
JPMorgan Chase	01/20/2017	BRL	20,825,600	6,400	6,071	—	(329)
JPMorgan Chase	01/20/2017	CHF	7,913,686	8,077	7,814	—	(263)
JPMorgan Chase	01/20/2017	EUR	43,139,000	47,103	45,838	1	(1,266)
JPMorgan Chase	01/20/2017	INR	535,880,000	7,927	7,779	—	(148)
JPMorgan Chase	01/20/2017	JPY	4,499,021,294	42,955	39,446	—	(3,509)
JPMorgan Chase	01/20/2017	KRW	18,428,182,450	15,854	15,658	30	(226)
JPMorgan Chase	01/20/2017	NOK	81,202,469	9,535	9,544	9	—
JPMorgan Chase	01/20/2017	RUB	670,119,200	10,400	10,335	23	(88)
JPMorgan Chase	01/20/2017	SEK	103,029,081	11,291	11,212	—	(79)
JPMorgan Chase	01/20/2017	TRY	19,960,100	6,370	5,747	—	(623)
UBS AG	01/27/2017	GBP	2,665,000	3,259	3,339	80	—
Total						$150	$(8,831)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
ANZ Stockbroking	12/05/2016	JPY	755,504,000	$7,206	$6,605	$601	$—
ANZ Stockbroking	12/05/2016	NZD	7,023,000	5,017	4,973	44	—
Bank of America NA	12/05/2016	JPY	755,504,000	7,185	6,605	580	—
Bank of America NA	02/01/2017	EUR	3,005,000	3,338	3,195	143	—
Barclays Bank PLC	01/05/2017	JPY	1,197,926,000	10,567	10,496	71	—
Barclays Bank PLC	01/20/2017	BRL	29,670,741	8,634	8,650	—	(16)
Barclays Bank PLC	01/20/2017	CHF	14,189,571	14,405	14,012	393	—
Barclays Bank PLC	01/20/2017	EUR	33,075,000	35,899	35,145	754	—
Barclays Bank PLC	01/20/2017	GBP	7,707,385	9,505	9,656	9	(160)
Barclays Bank PLC	01/20/2017	INR	540,161,925	7,885	7,841	44	—
Barclays Bank PLC	01/20/2017	JPY	4,204,315,264	39,916	36,862	3,054	—
Barclays Bank PLC	01/20/2017	KRW	1,852,448,000	1,586	1,574	12	—
Citigroup Inc	01/27/2017	GBP	1,345,000	1,672	1,685	—	(13)
Commonwealth Bank of Australia	01/05/2017	NZD	7,023,000	5,000	4,966	34	—
Deutsche Bank AG	01/20/2017	EUR	5,885,000	6,328	6,253	75	—
Deutsche Bank AG	01/20/2017	JPY	1,328,947,533	12,045	11,652	393	—
Goldman Sachs & Co	01/05/2017	EUR	2,013,000	2,140	2,137	3	—
Goldman Sachs & Co	02/01/2017	EUR	2,955,000	3,329	3,142	187	—
HSBC Securities Inc	12/05/2016	EUR	3,082,000	3,378	3,267	111	—
HSBC Securities Inc	01/05/2017	AUD	990,000	730	730	—	—
JPMorgan Chase	01/20/2017	AUD	21,307,695	16,027	15,712	315	—
JPMorgan Chase	01/20/2017	BRL	1,073,531	328	313	15	—
JPMorgan Chase	01/20/2017	EUR	43,876,546	47,847	46,622	1,240	(15)
JPMorgan Chase	01/20/2017	GBP	4,585,000	5,720	5,744	—	(24)
JPMorgan Chase	01/20/2017	HKD	31,227,070	4,028	4,028	—	—
JPMorgan Chase	01/20/2017	HUF	1,388,521,344	4,760	4,715	45	—
JPMorgan Chase	01/20/2017	JPY	4,267,868,031	39,956	37,420	2,536	—
JPMorgan Chase	01/20/2017	KRW	18,201,890,560	15,848	15,465	383	—
JPMorgan Chase	01/20/2017	MXN	33,256,528	1,600	1,607	—	(7)
JPMorgan Chase	01/20/2017	NOK	26,611,000	3,189	3,128	61	—
JPMorgan Chase	01/20/2017	NZD	4,289,000	3,034	3,031	3	—
JPMorgan Chase	01/20/2017	RUB	787,005,020	11,879	12,138	—	(259)
JPMorgan Chase	01/20/2017	TRY	25,352,513	7,938	7,300	638	—
JPMorgan Chase	01/20/2017	TWD	50,960,000	1,600	1,596	4	—
JPMorgan Chase	01/20/2017	ZAR	22,937,615	1,600	1,614	—	(14)
National Australia Bank	01/05/2017	AUD	797,000	593	588	5	—
Standard Chartered Bank, Hong Kong	12/05/2016	AUD	811,000	598	599	—	(1)
Total						$11,753	$(509)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
90 Day Eurodollar; December 2017		Long	142	$35,158		$35,005	$(153)
90 Day Eurodollar; December 2018		Short	142	35,113		34,850	263
90 Day Eurodollar; September 2018		Long	330	81,572		81,089	(483)
Australia 10 Year Bond; December 2016		Short	27	2,583		2,569	14
Brent Crude; March 2017(a)		Long	612	29,800		32,148	2,348

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts	Notional Value		Fair Value		Appreciation/(Depreciation)
Coffee 'C'; March 2017(a)			Long	144	$8,799		$8,132			$(667)
Copper; March 2017(a)			Long	411	25,001		27,054		2,053
Corn; March 2017(a)			Long	1,173	20,875		20,440			(435)
Cotton No.2; July 2017(a)			Long	2	76		72			(4)
Cotton No.2; March 2017(a)			Long	134	4,646		4,796			150
Euro Bund 10 Year Bund; December 2016			Long	19	3,232		3,243			11
Euro Buxl 30 Year Bond; December 2016			Short	7	1,419		1,301			118
Euro-BTP; December 2016			Short	44	6,656		6,311			345
Gasoline RBOB; February 2017 (a)			Long	98	6,111		6,139			28
Gasoline RBOB; January 2017 (a)			Long	113	6,991		7,036			45
Gold 100 oz; February 2017(a)			Long	293	37,606		34,395		(3,211)
Japan 10 Year Bond TSE; December 2016			Short	9	11,943		11,844			99
KC HRW Wheat; March 2017(a)			Long	141	3,065		2,892			(173)
Lean Hogs; February 2017(a)			Long	239	5,138		5,279			141
Live Cattle; February 2017 (a)			Long	171	7,183		7,657			474
Live Cattle; June 2017(a)			Long	14	584		576			(8)
LME Nickel; December 2016(a)			Short	—	1,131		—		1,131
LME Nickel; January 2017(a)			Long	1	752		68			820
LME Nickel; March 2017 (a)			Long	129	8,872		8,712			(160)
LME PRI Alum; December 2016(a)			Short	—	1,156		—		1,156
LME PRI Alum; December 2017(a)			Long	351	15,545		15,339			(206)
LME PRI Alum; January 2017(a)			Long	2	435		86			521
LME Zinc; December 2016(a)			Short	—	1,749		—		1,749
LME Zinc; December 2017(a)			Long	50	2,803		3,366			563
LME Zinc; January 2017(a)			Short	—	848		—			848
LME Zinc; June 2017(a)			Long	134	8,506		9,085			579
Natural Gas; April 2017(a)			Short	455	13,554		14,697		(1,143)
Natural Gas; January 2017(a)			Long	1,037	35,770		34,760		(1,010)
Natural Gas; March 2017(a)			Long	343	10,366		11,415		1,049
Natural Gas; October 2017 (a)			Long	112	3,529		3,656			127
NY Harb ULSD; January 2017(a)			Long	233	15,278		15,426			148
Silver; March 2017(a)			Long	169	15,665		13,927		(1,738)
Soybean Meal; January 2017(a)			Long	232	6,961		7,385			424
Soybean Meal; March 2017(a)			Long	66	2,376		2,119			(257)
Soybean Oil; January 2017(a)			Long	447	9,042		9,921			879
Soybean; January 2017(a)			Long	371	17,810		19,148		1,338
Sugar #11; July 2017(a)			Long	107	2,330		2,236			(94)
Sugar #11; March 2017(a)			Long	525	12,312		11,648			(664)
US 10 Year Note; March 2017			Long	275	34,316		34,242			(74)
US 10 Year Ultra Note; March 2017			Long	3	402		403			1
US 2 Year Note; March 2017			Short	152	32,963		32,956			7
US 5 Year Note; March 2017			Long	534	63,031		62,929			(102)
US Long Bond; March 2017			Short	114	17,294		17,246			48
US Ultra Bond; March 2017			Short	23	3,732		3,712			20
Wheat; March 2017 (a)			Long	405	8,576		8,156			(420)
WTI Crude; January 2017(a)			Long	597	30,254		29,516			(738)
Total									$5,757
Amounts in thousands except contracts
(a)					All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized		Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)	Appreciation/(Depreciation)		Asset	Liability
Barclays Bank PLC	US CPI Urban	Pay	1.63%	09/13/2017	$12,807	$—	$(92)	$	— $	(92)
	Consumers
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban	Receive	2.07%	03/10/2018	7,960	—	219		219	—
	Consumers
	NAS(CPURNSA)

See accompanying notes

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized				Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)		Appreciation/(Depreciation)			Asset	Liability
Barclays Bank PLC	US CPI Urban	Receive	1.59%	09/13/2018	$12,807	$—			$145		$145	$—
	Consumers
	NAS(CPURNSA)
Total						$—			$272		$364	$(92)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive				Upfront
		Floating	Fixed	Expiration	Notional	Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount	Paid/(Received)		Appreciation/(Depreciation)			Fair Value
	3 Month LIBOR	Receive	1.80%	08/19/2046	$2,083	$—			$327			$327
	3 Month LIBOR	Receive	1.73%	08/31/2046	1,010	—			175			175
	3 Month LIBOR	Receive	1.75%	05/31/2021	21,080	1			60			61
	US Federal Funds	Receive	1.42%	05/31/2021	6,830	—			15
	Effective Rate
	(continuous series)											15
Total						$1			$577			$578

Amounts in thousands

Interest Rate Swaptions

			Pay/
			Receive				Upfront
Purchased Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 30 Year Interest	Barclays Bank PLC	3 Month	Pay	2.68% 01/13/2021 $		665	$135		$88	$		(47)
Rate Swap		LIBOR
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.68% 01/13/2021		2,900	352		382			30
Rate Swap		LIBOR
Call - 30 Year Interest	Deutsche Bank AG	3 Month	Pay	2.00% 10/09/2017		6,870	493		178			(315)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	2.68% 01/13/2021		665	61		80			19
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive	4.00% 11/22/2017		3,100	141		14			(127)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.00% 10/09/2017		6,870	492		959			467
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive	2.68% 01/13/2021		2,900	388		351			(37)
Rate Swap		LIBOR
Total							$2,062		$2,052	$		(10)

			Pay/
			Receive				Upfront
Written Swaptions		Floating Rate	Floating	Exercise	Expiration	Notional	Premiums		Fair		Unrealized
Outstanding	Counterparty (Issuer)	Index	Rate	Rate	Date	Amount	Paid/(Received)		Value		Appreciation/(Depreciation)
Call - 2 Year Interest	Barclays Bank PLC	3 Month	Receive	0.90% 06/08/2018 $		2,500	$(13	) $	(3	) $		10
Rate Swap		LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	0.90% 06/08/2018		30,200	(150)		(34)			116
Rate Swap		LIBOR
Call - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.46% 10/09/2017		35,975	(494)		(171)			323
Rate Swap		LIBOR
Put - 2 Year Interest	Barclays Bank PLC	3 Month	Pay	1.90% 06/08/2018		2,500	(8)		(18)			(10)
Rate Swap		LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	1.90% 06/08/2018		30,200	(128)		(219)			(91)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Pay	1.46% 10/09/2017		35,975	(494)		(1,165)			(671)
Rate Swap		LIBOR
Total							$(1,287) $		(1,610) $			(323)

Amounts in thousands

Options

						Upfront Premiums					Unrealized
Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Call - EUR versus USD		EUR	1.13	12/23/2016	24,200,000	$88			$9 $			(79)
Call - EUR versus USD		EUR	1.15	03/09/2017	29,800,000	1,064			45		(1,019)

See accompanying notes

		Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2016 (unaudited)

Options (continued)

					Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD	GBP	1.35	12/27/2016	5,160,000	$18	$—	$(18)
Call - USD versus JPY		$122.00	05/17/2017	1,600,000	166	305	139
Call - USD versus JPY		$110.00	02/20/2017	24,000,000	470	1,057	587
Put - CHF versus NOK	CHF	8.00	02/15/2017	5,890,000	43	14	(29)
Put - CHF versus NOK	CHF	8.10	02/20/2017	5,890,000	70	24	(46)
Put - EUR versus USD	EUR	1.05	02/21/2017	22,480,000	349	324	(25)
Put - EUR versus USD	EUR	1.05	12/23/2016	12,100,000	26	108	82
Put - EUR versus USD Digital Knockout		$1.03	01/12/2017	960,000	101	83	(18)
Put - GBP versus USD	GBP	1.26	12/26/2016	5,160,000	54	74	20
Put - GBP versus USD	GBP	1.23	12/23/2016	5,160,000	53	25	(28)
Put - US 10 Year Note Future; March 2017		$123.50	01/30/2017	805	474	654	180
Put - USD versus JPY		$96.00	02/01/2017	810,000	91	3	(88)
Total					$3,067	$2,725	$(342)

					Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD	GBP	1.35	12/27/2016	5,160,000	$(42)	$(1)	$41
Call - USD versus JPY		$115.00	02/20/2017	36,000,000	(202)	(669)	(467)
Put - CHF versus NOK	CHF	7.90	02/20/2017	5,890,000	(30)	(8)	22
Put - EUR versus USD	EUR	1.07	01/31/2017	12,100,000	(79)	(229)	(150)
Put - EUR versus USD	EUR	1.00	02/21/2017	33,720,000	(152)	(135)	17
Put - GBP versus USD	GBP	1.23	12/23/2016	5,160,000	(128)	(25)	103
Put - GBP versus USD	GBP	1.26	12/27/2016	5,160,000	(89)	(74)	15
Total					$(722)	$(1,141)	$(419)

Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Dynamic High Yield Explorer Fund November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 6.82%	Shares Held	Value(000	's)		Principal
Money Market Funds - 6.82%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds FedFund Portfolio	984,194	$984		Telecommunications - 1.14%
				Frontier Communications Corp
TOTAL INVESTMENT COMPANIES		$984		11.00%, 09/15/2025	$165	$165
	Principal
BONDS- 23.09%	Amount (000's)	Value(000	's)	Transportation - 1.54%
Banks - 0.92%				Eletson Holdings Inc
Popular Inc				9.63%, 01/15/2022 (a)	300	222
7.00%, 07/01/2019	$130	$133
				TOTAL BONDS		$3,332
Chemicals - 0.96%				SENIOR FLOATING RATE INTERESTS -	Principal
Consolidated Energy Finance SA				73.15%	Amount (000's)	Value(000	's)
6.75%, 10/15/2019(a)	140	139		Aerospace & Defense - 1.58%
				B/E Aerospace Inc, Term Loan B
Diversified Financial Services - 2.79%				3.86%, 12/16/2021(b)	$228	$228
Ally Financial Inc
5.75%, 11/20/2025	200	198		Automobile Manufacturers - 0.73%
Credit Acceptance Corp				Navistar Inc, Term Loan B
7.38%, 03/15/2023	200	205		6.50%, 08/06/2020(b)	104	105
		$403
Gas- 2.38%				Beverages - 0.59%
NGL Energy Partners LP / NGL Energy				Constellation Brands Canada Inc, Term Loan
Finance Corp				B
7.50%, 11/01/2023(a)	345	344		0.00%, 11/15/2023(b),(e)	85	85

Healthcare - Products - 0.76%				Chemicals - 4.95%
Universal Hospital Services Inc				A Schulman Inc, Term Loan B
7.63%, 08/15/2020	115	109		4.00%, 05/11/2022(b)	118	117
				Aruba Investments Inc, Term Loan B
Insurance - 1.30%				4.50%, 02/02/2022(b)	69	69
Voya Financial Inc				Emerald Performance Materials LLC, Term
5.65%, 05/15/2053(b)	190	187		Loan
				7.75%, 07/22/2022(b)	265	264
Media- 1.06%				Ineos US Finance LLC, Term Loan B
WideOpenWest Finance LLC /				3.75%, 12/15/2020(b)	110	110
WideOpenWest Capital Corp				Methanol Holdings Trinidad Ltd, Term Loan
10.25%, 07/15/2019(c)	145	153		B
				4.25%, 06/16/2022(b)	158	154
Metal Fabrication & Hardware - 2.10%						$714
Wise Metals Intermediate Holdings LLC/Wise				Computers - 0.73%
Holdings Finance Corp				CompuCom Systems Inc, Term Loan B
9.75%, PIK 10.50%, 06/15/2019(a),(d)	289	303		4.25%, 05/09/2020(b)	140	105

Mining - 1.19%				Consumer Products - 1.43%
Teck Resources Ltd				Dell International LLC, Term Loan B
3.75%, 02/01/2023	180	171		4.00%, 06/02/2023(b)	205	207

Miscellaneous Manufacturers - 0.49%				Diversified Financial Services - 1.88%
Bombardier Inc				Delos Finance Sarl, Term Loan B
7.50%, 03/15/2025(a)	80	71		3.59%, 02/26/2021(b)	270	271

Oil & Gas - 5.14%				Electric - 1.15%
Continental Resources Inc/OK				Dynegy Inc, Term Loan C
4.50%, 04/15/2023	180	175		5.00%, 06/22/2023(b)	165	166
Halcon Resources Corp
8.63%, 02/01/2020(a)	255	262		Entertainment - 7.64%
QEP Resources Inc				CCM Merger Inc, Term Loan B
6.80%, 04/01/2018	95	97		4.00%, 08/06/2021(b)	190	190
Whiting Petroleum Corp				Eldorado Resorts Inc, Term Loan B
5.75%, 03/15/2021	210	207		4.25%, 07/15/2022(b)	202	203
		$741
Pipelines - 0.26%				Lions Gate Entertainment Corp, Term Loan
Tesoro Logistics LP / Tesoro Logistics				B 0.00%, 10/13/2023(b),(e)	330	331
Finance Corp				5.00%, 03/11/2022(b)	270	275
6.38%, 05/01/2024	35	38		WMG Acquisition Corp, Term Loan
				3.75%, 10/20/2023(b)	104	104
Real Estate - 1.06%						$1,103
Crescent Communities LLC/Crescent				Food- 4.12%
Ventures Inc				B&G Foods Inc, Term Loan B
8.88%, 10/15/2021(a)	155	153		3.84%, 10/21/2022(b)	303	306
				JBS USA LUX SA, Term Loan B
				4.00%, 08/18/2022(b)	139	139

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Oil & Gas (continued)
Pinnacle Foods Finance LLC, Term Loan I			Seadrill Operating LP, Term Loan B
3.33%, 01/13/2023(b)	$149	$150	4.00%, 02/12/2021(b)	$83	$47
		$595			$605
Forest Products & Paper - 1.46%			Oil & Gas Services - 2.44%
Caraustar Industries Inc, Term Loan B			Navios Maritime Midstream Partners LP,
8.00%, 05/01/2019(b)	208	211	Term Loan B
			5.50%, 06/15/2020(b)	356	352
Healthcare - Products - 2.99%
Kinetic Concepts Inc, Term Loan F1			Packaging & Containers - 2.42%
5.00%, 11/04/2020(b)	208	204	Berry Plastics Group Inc, Term Loan H
Mallinckrodt International Finance SA, Term			3.75%, 10/01/2022(b)	183	185
Loan B			Coveris Holdings SA, Term Loan B
3.34%, 03/19/2021(b)	228	227	4.50%, 05/08/2019(b)	165	164
		$431			$349
Healthcare - Services - 5.72%			Pharmaceuticals - 5.11%
Acadia Healthcare Co Inc, Term Loan B2			DPx Holdings BV, Term Loan B
3.75%, 02/16/2023(b)	293	293	4.25%, 01/22/2021(b)	147	147
Lantheus Medical Imaging Inc, Term Loan B			Endo Luxembourg Finance Co I Sarl, Term
7.00%, 06/24/2022(b)	148	146	Loan B
MPH Acquisition Holdings LLC, Term Loan			3.75%, 06/24/2022(b)	134	133
B			Grifols Worldwide Operations USA Inc, Term
5.00%, 05/25/2023(b)	268	271	Loan B
Radnet Management Inc, Term Loan B			3.46%, 03/05/2021(b)	171	172
4.77%, 06/30/2023(b)	115	115	Valeant Pharmaceuticals International Inc,
		$825	Term Loan BD2
Insurance - 2.31%			5.00%, 02/13/2019(b)	194	192
Asurion LLC, Term Loan			Valeant Pharmaceuticals International Inc,
8.50%, 02/19/2021(b)	85	86	Term Loan BF1
Lonestar Intermediate Super Holdings LLC,			5.50%, 04/01/2022(b)	94	94
PIK Term Loan					$738
10.00%, PIK 10.00%, 08/10/2021(b),(d)	245	247	REITS- 1.78%
		$333	iStar Inc, Term Loan B
Internet - 0.97%			5.50%, 07/01/2020(b)	116	117
Zayo Group LLC, Term Loan B			MGM Growth Properties Operating
3.75%, 05/06/2021(b)	140	140	Partnership LP, Term Loan B
			3.50%, 04/25/2023(b)	140	140
Investment Companies - 1.25%					$257
Frank Russell Co, Term Loan B			Retail - 9.34%
6.75%, 05/10/2023(b)	180	180	Academy Ltd, Term Loan B
			5.00%, 06/16/2022(b)	105	97
Lodging - 0.90%			Dollar Tree Inc, Term Loan B2
Hilton Worldwide Finance LLC, Term Loan			4.18%, 07/06/2022(b)	205	207
B1			FOCUS Brands Inc, Term Loan
3.50%, 09/23/2020(b)	12	11	5.00%, 10/03/2023(b)	100	101
Hilton Worldwide Finance LLC, Term Loan			JC Penney Corp Inc, Term Loan B
B2			5.25%, 06/09/2023(b)	159	160
3.08%, 10/25/2023(b)	118	119	KFC Holding Co, Term Loan B
		$130	3.30%, 06/02/2023(b)	204	206
Media- 2.20%			Landry's Inc, Term Loan
SFR Group SA, Term Loan B			4.00%, 09/21/2023(b)	160	161
5.14%, 01/08/2024(b)	169	171	Michaels Stores Inc, Term Loan B1
Univision Communications Inc, Term Loan			3.75%, 01/27/2023(b)	132	133
C4			PetSmart Inc, Term Loan B
4.00%, 03/01/2020(b)	146	146	4.00%, 03/11/2022(b)	282	283
		$317			$1,348
Mining - 1.81%			Semiconductors - 2.83%
FMG Resources August 2006 Pty Ltd, Term			Avago Technologies Cayman Finance Ltd,
Loan B			Term Loan B3
3.75%, 06/30/2019(b)	261	261	3.54%, 02/01/2023(b)	129	130
			NXP BV, Term Loan B
Oil & Gas - 4.19%			3.41%, 12/07/2020(b)	279	279
California Resources Corp, Term Loan					$409
11.38%, 12/31/2021(b)	30	33	Software - 0.63%
Chesapeake Energy Corp, Term Loan 1.5			Evergreen Skills Lux Sarl, Term Loan
8.50%, 08/17/2021(b)	310	331	3.75%, 04/08/2021(b)	91	91
Drillships Financing Holding Inc, Term Loan
B1			TOTAL SENIOR FLOATING RATE INTERESTS		$10,556
6.00%, 03/31/2021(b)	111	57	Total Investments		$14,872
EP Energy LLC, Term Loan 1.5			Other Assets and Liabilities - (3.06)%		$(441)
9.75%, 06/30/2021(b)	135	137	TOTAL NET ASSETS - 100.00%		$14,431

See accompanying notes

Schedule of Investments
Dynamic High Yield Explorer Fund
November 30, 2016 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,494 or 10.35% of net assets.
(b)	Variable Rate. Rate shown is in effect at November 30, 2016.
(c)	Security is Illiquid. At the end of the period, the value of these securities totaled $153 or 1.06% of net assets.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(e)	This Senior Floating Rate Note will settle after November 30, 2016, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	20.71%
Consumer, Cyclical	18.61%
Financial	13.29%
Energy	12.02%
Basic Materials	10.37%
Industrial	8.13%
Investment Companies	6.82%
Communications	5.38%
Technology	4.20%
Utilities	3.53%
Other Assets and Liabilities	(3.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
EDGE MidCap Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 97.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 1.70%				Retail (continued)
Alaska Air Group Inc	58,821	$4,839		lululemon athletica Inc (a)	129,235	$7,365
						$12,074
Automobile Parts & Equipment - 1.97%				Savings & Loans - 3.21%
Autoliv Inc	54,321	5,620		Washington Federal Inc	282,148	9,156

Banks - 3.20%				Semiconductors - 3.69%
Cullen/Frost Bankers Inc	110,770	9,117		Microchip Technology Inc	158,711	10,504

Beverages - 0.93%				Software - 6.25%
Dr Pepper Snapple Group Inc	30,531	2,648		Black Knight Financial Services Inc (a)	167,875	6,211
				Fair Isaac Corp	83,859	9,534
Chemicals - 4.58%				j2 Global Inc	28,491	2,094
Cabot Corp	51,933	2,645				$17,839
HB Fuller Co	191,861	9,016		Toys, Games & Hobbies - 3.41%
Valspar Corp/The	13,843	1,413		Hasbro Inc	113,743	9,712
		$13,074
Commercial Services - 2.96%				Transportation - 5.67%
Aaron's Inc	289,544	8,432		Expeditors International of Washington Inc	157,512	8,307
				Kirby Corp (a)	124,189	7,880
Diversified Financial Services - 2.81%						$16,187
FNF Group	250,507	8,001		TOTAL COMMON STOCKS		$277,647
				INVESTMENT COMPANIES - 1.48%	Shares Held	Value(000	's)
Electric - 5.59%				Money Market Funds - 1.48%
Eversource Energy	154,141	7,957		Morgan Stanley Institutional Liquidity Funds -	4,211,005	4,211
WEC Energy Group Inc	142,690	7,992		Government Portfolio
		$15,949
Electrical Components & Equipment - 2.02%				TOTAL INVESTMENT COMPANIES		$4,211
Energizer Holdings Inc	128,354	5,759		Total Investments		$281,858
				Other Assets and Liabilities - 1.18%		$3,356
Electronics - 3.85%				TOTAL NET ASSETS - 100.00%		$285,214
Arrow Electronics Inc (a)	160,776	10,977

Environmental Control - 2.48%				(a) Non-Income Producing Security
Waste Connections Inc	92,667	7,083

Food - 2.39%
B&G Foods Inc	159,470	6,825		Portfolio Summary (unaudited)
				Sector		Percent
Hand & Machine Tools - 3.75%				Financial		23.31%
Lincoln Electric Holdings Inc	104,810	8,229		Industrial		17.77%
Snap-on Inc	14,708	2,459		Consumer, Cyclical		15.00%
		$10,688		Consumer, Non-cyclical		12.90%
Healthcare - Products - 4.32%				Technology		9.94%
Teleflex Inc	52,996	7,840		Energy		8.25%
Varian Medical Systems Inc (a)	49,863	4,479		Utilities		5.59%
		$12,319		Basic Materials		4.58%
Healthcare - Services - 2.30%				Investment Companies		1.48%
Universal Health Services Inc	53,317	6,559		Other Assets and Liabilities		1.18%
				TOTAL NET ASSETS		100.00%
Housewares - 1.32%
Tupperware Brands Corp	67,869	3,763

Insurance - 4.59%
AmTrust Financial Services Inc	187,826	4,782
Markel Corp (a)	9,277	8,334
		$13,116
Office Furnishings - 2.37%
HNI Corp	128,247	6,768

Oil & Gas - 8.25%
Cimarex Energy Co	71,462	9,853
Helmerich & Payne Inc	68,834	5,207
HollyFrontier Corp	294,640	8,477
		$23,537
REITS - 9.50%
Alexandria Real Estate Equities Inc	47,999	5,260
Digital Realty Trust Inc	78,780	7,274
Omega Healthcare Investors Inc	223,438	6,582
Tanger Factory Outlet Centers Inc	231,641	7,985
		$27,101
Retail - 4.23%
Chipotle Mexican Grill Inc (a)	11,881	4,709

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 38.90%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.04%				Automobile Parts & Equipment (continued)
Gendai Agency Inc	4,300	$21		Keihin Corp	17,700	$294
Interpublic Group of Cos Inc/The (a)	35,825	862		Mobileye NV (b)	24,168	900
Relia Inc	11,400	111		Motorcar Parts of America Inc (a),(b)	13,510	330
		$994		NGK Insulators Ltd	18,020	352
Aerospace & Defense - 0.30%				NGK Spark Plug Co Ltd	21,220	446
AAR Corp (a)	17,130	632		Nifco Inc/Japan	986	55
Arconic Inc	18,510	357		Nissin Kogyo Co Ltd	15,800	235
B/E Aerospace Inc	32,142	1,930		NOK Corp	16,300	330
Cobham PLC	334,437	686		Rheinmetall AG	13,476	961
General Dynamics Corp (a)	3,760	659		Showa Corp	25,020	152
IHI Corp	167,900	475		Stanley Electric Co Ltd	3,954	111
Jamco Corp	3,800	76		Sumitomo Electric Industries Ltd	14,349	205
Leonardo-Finmeccanica SpA (b)	60,312	782		Tokai Rika Co Ltd	19,800	397
Lockheed Martin Corp	5,193	1,378		Toyo Tire & Rubber Co Ltd	44,665	558
MTU Aero Engines AG	813	85		Toyoda Gosei Co Ltd	14,300	314
Rockwell Collins Inc (a)	4,274	396		Toyota Boshoku Corp	2,311	54
Saab AB	3,803	141		Toyota Industries Corp	1,905	91
Ultra Electronics Holdings PLC	24,439	619				$10,398
		$8,216		Banks - 2.36%
Agriculture - 0.27%				ABN AMRO Group NV (c)	6,354	137
Altria Group Inc (a)	13,950	892		Banca Monte dei Paschi di Siena SpA (b)	4,181	94
Archer-Daniels-Midland Co (a)	26,010	1,124		Banco Popolare SC	13,555	28
Bunge Ltd	30,958	2,114		Banco Santander SA	11,728	54
Philip Morris International Inc (a)	26,450	2,335		Bank of America Corp	423,955	8,954
Reynolds American Inc	5,269	285		Bank of New York Mellon Corp/The (a)	46,080	2,185
Swedish Match AB	16,748	522		Bankinter SA	34,035	256
Universal Corp/VA	4,950	273		BNP Paribas SA	11,966	694
		$7,545		BPER Banca	8,739	35
Airlines - 0.49%				Capital One Financial Corp	21,579	1,814
American Airlines Group Inc (a)	70,297	3,265		Cardinal Financial Corp	17,555	562
Delta Air Lines Inc (a)	31,340	1,510		Citigroup Inc (a)	126,176	7,115
Deutsche Lufthansa AG	9,134	118		Commerzbank AG	19,681	137
Japan Airlines Co Ltd	1,520	45		Danske Bank A/S	9,174	267
JetBlue Airways Corp (a),(b)	72,085	1,448		Fifth Third Bancorp (a)	115,020	2,993
SkyWest Inc (a)	14,773	544		FinecoBank Banca Fineco SpA	4,512	23
Southwest Airlines Co (a)	46,100	2,149		First Citizens BancShares Inc/NC	1,545	551
Spirit Airlines Inc (b)	24,922	1,386		First Midwest Bancorp Inc/IL (a)	46,011	1,117
United Continental Holdings Inc (a),(b)	34,798	2,399		First Republic Bank/CA	12,053	987
Virgin America Inc (b)	8,230	465		Goldman Sachs Group Inc/The (a)	17,647	3,869
				Hope Bancorp Inc (a)	64,014	1,274
		$13,329
				Intesa Sanpaolo SpA	74,186	163
Apparel - 0.20%				JPMorgan Chase & Co (a)	21,900	1,756
Adidas AG	873	129
Descente Ltd	4,900	54		Jyske Bank A/S	1,614	70
Michael Kors Holdings Ltd (a),(b)	13,140	611		KBC Group NV	1,142	68
Moncler SpA	4,702	77		M&T Bank Corp	21,489	3,093
NIKE Inc	64,017	3,205		Mediobanca SpA	44,293	305
Ralph Lauren Corp (a)	8,431	882		Mitsubishi UFJ Financial Group Inc	216,288	1,301
Sanyo Shokai Ltd	57,000	79		Mizuho Financial Group Inc	313,200	566
				Morgan Stanley (a)	88,260	3,650
VF Corp	9,600	523		OFG Bancorp (a)	48,739	658
		$5,560		Oita Bank Ltd/The	23,300	84
Automobile Manufacturers - 0.35%				PNC Financial Services Group Inc/The (a)	72,246	7,986
Fiat Chrysler Automobiles NV	53,989	414		PrivateBancorp Inc	32,296	1,511
Ford Motor Co (a)	216,570	2,590
				Regions Financial Corp (a)	47,480	643
Fuji Heavy Industries Ltd	2,260	94		Shinsei Bank Ltd	147,000	240
General Motors Co (a)	96,330	3,326
				State Street Corp (a)	20,190	1,591
Hino Motors Ltd	24,030	248		Sumitomo Mitsui Financial Group Inc	21,400	807
Honda Motor Co Ltd	26,200	781		Sumitomo Mitsui Trust Holdings Inc	6,820	253
Mitsubishi Motors Corp	85,840	402		Synovus Financial Corp (a)	22,860	885
Nissan Motor Co Ltd	20,380	193		TCF Financial Corp (a)	39,990	694
PACCAR Inc	21,432	1,332		Tochigi Bank Ltd/The	18,100	80
Suzuki Motor Corp	2,770	91		Tokyo TY Financial Group Inc	4,223	142
		$9,471		UBS Group AG	49,995	794
Automobile Parts & Equipment - 0.38%				US Bancorp (a)	8,610	427
Adient PLC (b)	1,947	104		Wells Fargo & Co (a)	61,178	3,238
Aisan Industry Co Ltd	17,300	142		Yadkin Financial Corp	22,710	744
Allison Transmission Holdings Inc	38,219	1,268		Yamanashi Chuo Bank Ltd/The	7,000	31
Calsonic Kansei Corp	11,355	177				$64,926
Daikyonishikawa Corp	20,380	257		Beverages - 0.38%
Delphi Automotive PLC	16,047	1,027		Carlsberg A/S	1,632	138
Exedy Corp	9,500	265		Coca-Cola Co/The	41,199	1,663
Georg Fischer AG	150	128		Coca-Cola European Partners PLC	31,764	1,031
Goodyear Tire & Rubber Co/The	34,702	1,065		Davide Campari-Milano SpA	4,400	42
Hella KGaA Hueck & Co	5,161	180		Dr Pepper Snapple Group Inc (a)	8,602	746

See accompanying notes

     Schedule of Investments Global Multi-Strategy Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Beverages (continued)				Chemicals (continued)
Heineken NV	60,817	$4,552		Sumitomo Chemical Co Ltd	23,910	$111
Monster Beverage Corp (b)	50,074	2,241		Syngenta AG	27,452	10,505
		$10,413		Teijin Ltd	3,900	73
Biotechnology - 0.42%				Tokyo Ohka Kogyo Co Ltd	2,900	98
Alexion Pharmaceuticals Inc (a),(b)	21,952	2,691		Ube Industries Ltd	71,800	151
Amgen Inc (a)	13,460	1,939		Umicore SA	4,569	274
Biogen Inc (b),(d)	10,196	2,998		Valspar Corp/The (a)	16,990	1,735
Genmab A/S (b)	603	104		Westlake Chemical Corp	10,000	592
Gilead Sciences Inc (a)	28,160	2,075		Yara International ASA	5,893	218
Regeneron Pharmaceuticals Inc (b)	1,006	382				$49,788
United Therapeutics Corp (b)	8,220	1,033		Commercial Services - 1.07%
Vertex Pharmaceuticals Inc (b)	5,460	446		Adecco Group AG	3,066	189
		$11,668		AMERCO	2,527	863
Building Materials - 0.65%				Apollo Education Group Inc (b)	49,264	465
BRAAS Monier Building Group SA	25,058	725		Atlantia SpA	250	6
Buzzi Unicem SpA	3,270	69		Automatic Data Processing Inc	15,537	1,492
Cie de Saint-Gobain	19,408	841		Benesse Holdings Inc	9,100	243
CRH PLC	24,851	828		Cintas Corp	9,620	1,102
Drew Industries Inc (a)	5,020	528		CorVel Corp (b)	8,540	275
Forterra Inc (b)	202,893	4,019		CoStar Group Inc (b)	8,576	1,639
Fortune Brands Home & Security Inc	11,480	633		Everi Holdings Inc (b)	323,228	698
Headwaters Inc (b)	16,567	393		Gartner Inc (a),(b)	10,250	1,054
HeidelbergCement AG (a)	1,332	119		H&R Block Inc (a)	27,050	599
Ibstock PLC (c)	237,794	550		HMS Holdings Corp (a),(b)	20,900	383
Johnson Controls International PLC	19,470	876		Huron Consulting Group Inc (b)	10,077	532
LafargeHolcim Ltd (b)	15,465	818		IHS Markit Ltd (b)	27,016	971
Lennox International Inc	14,227	2,115		ISS A/S	7,615	260
Louisiana-Pacific Corp (a),(b)	108,900	2,106		Kyoritsu Maintenance Co Ltd	4,047	248
Nibe Industrier AB	2,290	17		LifeLock Inc (b)	17,429	415
Norbord Inc	35,225	882		Macquarie Infrastructure Corp	61,063	5,004
Owens Corning	9,038	464		ManpowerGroup Inc (a)	22,890	1,955
Sanwa Holdings Corp	18,300	183		Moody's Corp	3,869	389
Sika AG	83	403		Nielsen Holdings PLC (a)	35,110	1,513
Simpson Manufacturing Co Inc	11,130	525		Outsourcing Inc	2,250	72
Taiheiyo Cement Corp	44,000	139		Prosegur Cia de Seguridad SA	17,143	106
Wienerberger AG	39,446	698		QinetiQ Group PLC	124,453	378
		$17,931		Randstad Holding NV	3,374	171
Chemicals - 1.81%				Robert Half International Inc (a)	15,560	698
Agrium Inc	8,976	905		Securitas AB	2,586	38
Akzo Nobel NV (a)	32,913	2,052		Service Corp International/US (a)	67,410	1,819
Asahi Kasei Corp	16,558	150		Team Health Holdings Inc (b)	16,676	710
Ashland Global Holdings Inc (a)	42,416	4,781		TechnoPro Holdings Inc	11,878	378
Brenntag AG (a)	3,934	208		Temp Holdings Co Ltd	8,500	132
CF Industries Holdings Inc (a)	93,054	2,693		Total System Services Inc (a)	27,940	1,375
Chemours Co/The	36,495	902		TransUnion (b)	26,146	780
Chemtura Corp (b)	31,685	1,044		Western Union Co/The (a)	111,220	2,339
Clariant AG (b)	4,355	70				$29,291
Covestro AG (c)	8,514	550		Computers - 1.63%
Denka Co Ltd	33,700	151		Accenture PLC - Class A (a)	20,256	2,419
DIC Corp	2,440	77		Apple Inc (a)	123,385	13,636
Dow Chemical Co/The	33,910	1,889		Bell System24 Holdings Inc	11,200	92
Eastman Chemical Co (a)	10,030	753		Brocade Communications Systems Inc	722,381	8,914
Evonik Industries AG	5,509	154		Computer Sciences Corp (a)	14,920	905
FMC Corp (a)	11,240	631		Dell Technologies Inc Class V (b)	72,191	3,866
Givaudan SA	73	130		Ferrotec Corp	17,200	195
International Flavors & Fragrances Inc (a)	8,670	1,050		Fujitsu Ltd	141,895	855
JSR Corp	32,700	478		Gemalto NV	917	47
Koninklijke DSM NV	2,132	129		Hewlett Packard Enterprise Co (a)	72,190	1,718
LANXESS AG	3,002	186		HP Inc (a)	113,940	1,755
Linde AG	44	7		International Business Machines Corp (a)	23,483	3,809
Lonza Group AG (b)	4,418	788		Japan Digital Laboratory Co Ltd	4,400	93
Methanex Corp	8,400	370		Melco Holdings Inc	5,400	139
Mitsui Chemicals Inc	36,350	171		Mentor Graphics Corp	28,062	1,026
Monsanto Co	42,246	4,340		NET One Systems Co Ltd	31,100	212
Mosaic Co/The (a)	48,410	1,375		NetApp Inc (a)	34,950	1,278
Nippon Shokubai Co Ltd	2,960	184		Otsuka Corp	1,567	77
Nissan Chemical Industries Ltd	3,569	120		Pure Storage Inc (b)	1,056	15
Platform Specialty Products Corp (b)	150,840	1,410		Qualys Inc (a),(b)	12,690	421
PPG Industries Inc (a)	39,718	3,810		SCSK Corp	13,300	466
Praxair Inc (a),(d)	19,474	2,343		Seagate Technology PLC (a)	20,820	835
RPM International Inc (a)	22,180	1,174		Western Digital Corp (a)	32,450	2,066
Sherwin-Williams Co/The	3,261	876				$44,839
Sumitomo Bakelite Co Ltd	14,720	80

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products - 0.05%				Electric (continued)
Avery Dennison Corp (a)	8,840	$637		Great Plains Energy Inc	17,700	$467
Kimberly-Clark Corp (a)	5,710	660		Hera SpA	6,779	14
		$1,297		Iberdrola SA	14,520	87
Cosmetics & Personal Care - 0.25%				PG&E Corp (a)	8,810	518
Ci:z Holdings Co Ltd	2,200	57		PPL Corp (a)	33,730	1,129
Colgate-Palmolive Co (a)	30,496	1,989		Red Electrica Corp SA	2,632	47
Coty Inc	182,894	3,422		Southern Co/The (a)	44,090	2,064
Kao Corp	4,125	191		Talen Energy Corp (b)	29,585	413
Kose Corp	1,380	112		Terna Rete Elettrica Nazionale SpA	15,408	67
Lion Corp	10,200	167		Westar Energy Inc (a)	30,097	1,714
Procter & Gamble Co/The (a)	7,417	612				$23,069
Svenska Cellulosa AB SCA	13,521	360		Electrical Components & Equipment - 0.53%
		$6,910		AMETEK Inc (a)	121,813	5,768
Distribution & Wholesale - 0.13%				Emerson Electric Co (a)	7,480	422
Fastenal Co	24,754	1,173		Energizer Holdings Inc (a)	14,940	670
G-III Apparel Group Ltd (b)	19,000	516		Funai Electric Co Ltd	18,900	158
Ingram Micro Inc (b)	10,205	382		Gamesa Corp Tecnologica SA	20,727	431
ITOCHU Corp	10,610	146		Generac Holdings Inc (b)	12,795	524
Nippon Gas Co Ltd	2,238	65		Hubbell Inc	39,806	4,469
PALTAC Corporation	3,906	88		Legrand SA	9,079	507
Trusco Nakayama Corp	6,169	282		OSRAM Licht AG	9,672	492
WESCO International Inc (b)	11,100	754		Prysmian SpA	16,181	387
Yondoshi Holdings Inc	4,120	95		Schneider Electric SE	7,705	512
		$3,501		Ushio Inc	15,300	187
Diversified Financial Services - 1.14%				W-Scope Corp	1,900	32
Alliance Data Systems Corp (a)	7,011	1,604				$14,559
American Express Co (a)	52,775	3,802		Electronics - 0.62%
Ameriprise Financial Inc	6,190	707		Agilent Technologies Inc (a)	7,510	330
Bats Global Markets Inc	29,118	926		Allegion PLC (a)	36,302	2,429
Blackhawk Network Holdings Inc (b)	2,283	82		Alps Electric Co Ltd	20,041	517
BlackRock Inc	3,882	1,440		Avnet Inc (a)	15,890	729
CME Group Inc (a)	1,180	133		Brady Corp (a)	33,820	1,243
Element Comm Aviation (b),(e),(f)	280	2,750		Corning Inc (a)	50,110	1,204
Evercore Partners Inc - Class A (a)	20,981	1,414		Fingerprint Cards AB (b)	1,384	12
Franklin Resources Inc (a)	11,580	455		Fortive Corp (a)	10,525	579
GAM Holding AG (b)	10,977	107		Garmin Ltd (a)	65,390	3,411
Greenhill & Co Inc (a)	44,310	1,227		Gentex Corp (a)	58,865	1,088
Hellenic Exchanges - Athens Stock Exchange	63,583	317		Honeywell International Inc	8,953	1,020
SA				Horiba Ltd	1,020	46
Ichigo Inc	36,000	139		Hosiden Corp	24,400	203
Invesco Ltd (a)	16,850	528		Japan Aviation Electronics Industry Ltd	6,715	92
Janus Capital Group Inc	3,619	49		Keyence Corp	381	263
Japan Exchange Group Inc	12,836	193		Keysight Technologies Inc (b)	18,449	679
Julius Baer Group Ltd (b)	12,407	547		Koninklijke Philips NV	2,889	83
Kenedix Inc	47,000	175		Kuroda Electric Co Ltd	10,900	221
Matsui Securities Co Ltd	14,300	111		Kyocera Corp	2,330	112
NorthStar Asset Management Group Inc	10,970	162		Minebea Co Ltd	22,500	227
Partners Group Holding AG	378	184		Nichicon Corp	28,300	249
SEI Investments Co (a),(d)	17,850	843		Nippon Ceramic Co Ltd	7,200	134
SLM Corp (b)	458,232	4,614		SCREEN Holdings Co Ltd	1,500	91
Synchrony Financial (a)	75,769	2,618		Siix Corp	3,338	113
Virtus Investment Partners Inc (a)	4,350	504		Taiyo Yuden Co Ltd	15,810	176
Visa Inc	71,286	5,512		Tokyo Seimitsu Co Ltd	9,800	280
Zenkoku Hosho Co Ltd	6,870	235		Trimble Inc (a),(b)	15,671	442
		$31,378		Waters Corp (a),(b)	8,380	1,128
Electric - 0.84%				Yokogawa Electric Corp	2,600	37
A2A SpA	403,203	480				$17,138
AES Corp/VA (a)	171,120	1,959		Energy - Alternate Sources - 0.01%
Alliant Energy Corp (a)	29,600	1,063		Vestas Wind Systems A/S	4,903	323
Ameren Corp (a)	8,460	416
American Electric Power Co Inc (a)	9,848	582		Engineering & Construction - 0.17%
DTE Energy Co (a)	17,060	1,588		Abengoa SA (b)	264,832	53
Duke Energy Corp (a)	14,790	1,091		ACS Actividades de Construccion y Servicios	8,192	241
Dynegy Inc (b)	50,656	438		SA (a)
E.ON SE	79,930	526		Boskalis Westminster	4,293	134
Empire District Electric Co/The	21,083	718		Flughafen Zuerich AG	2,585	444
Endesa SA (a)	16,390	338		Fluor Corp (a)	23,120	1,237
Enel SpA	148,770	601		HOCHTIEF AG	2,682	381
Entergy Corp (a)	21,983	1,511		JGC Corp	5,300	89
eRex Co Ltd	2,200	57		Kandenko Co Ltd	7,450	70
Exelon Corp (a)	45,520	1,480		Kyudenko Corp	13,956	393
FirstEnergy Corp (a)	96,140	3,008		NCC AB	7,669	183
Fortis Inc/Canada (a)	23,263	693		Nippon Densetsu Kogyo Co Ltd	2,800	46

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Engineering & Construction (continued)				Gas (continued)
Skanska AB	17,401	$400		UGI Corp	18,461	$827
Tecnicas Reunidas SA	3,565	131				$3,252
Tokyu Construction Co Ltd	7,700	63		Hand & Machine Tools - 0.12%
Toshiba Plant Systems & Services Corp	6,750	102		Disco Corp	980	118
Toyo Engineering Corp	74,000	209		DMG Mori Co Ltd	11,100	131
Vinci SA	8,643	560		KUKA AG (b)	5,811	650
		$4,736		Makita Corp	1,985	136
Entertainment - 0.06%				Schindler Holding AG	78	14
Avex Group Holdings Inc	8,400	117		Snap-on Inc (a)	3,840	642
Carmike Cinemas Inc (b)	13,068	442		Stanley Black & Decker Inc (a)	12,418	1,473
Isle of Capri Casinos Inc (b)	12,818	287				$3,164
OPAP SA	37,672	351		Healthcare - Products - 0.90%
Sega Sammy Holdings Inc	14,051	213		Abbott Laboratories (a)	42,540	1,619
Vail Resorts Inc	1,697	269		ABIOMED Inc (b)	8,794	987
		$1,679		Alere Inc (b)	21,641	860
Environmental Control - 0.25%				Align Technology Inc (b)	22,271	2,072
Clean Harbors Inc (b)	31,102	1,644		Asahi Intecc Co Ltd	3,590	141
Daiseki Co Ltd	2,300	44		Baxter International Inc (a)	33,958	1,507
METAWATER Co Ltd	2,100	53		Becton Dickinson and Co (a)	10,577	1,789
Waste Connections Inc	57,605	4,403		Boston Scientific Corp (b)	27,878	570
Waste Management Inc (a)	10,912	759		CR Bard Inc	2,919	615
		$6,903		Cynosure Inc (a),(b)	10,000	453
Food - 1.52%				Danaher Corp (a)	18,590	1,453
Ajinomoto Co Inc	5,140	101		DiaSorin SpA	771	42
Belc Co Ltd	2,000	72		Edwards Lifesciences Corp (b)	11,443	948
Campbell Soup Co (a)	17,789	1,012		Elekta AB	2,104	17
Conagra Brands Inc (a)	7,680	282		Getinge AB	2,740	42
Ebro Foods SA	13,377	271		Hologic Inc (b)	28,895	1,106
Ezaki Glico Co Ltd	4,000	188		Intuitive Surgical Inc (a),(b)	731	471
General Mills Inc (a)	43,710	2,664		Medtronic PLC (a)	35,767	2,611
Hershey Co/The (a)	26,374	2,549		Olympus Corp	5,120	183
Ingredion Inc (a)	3,000	352		ResMed Inc (a)	7,250	446
Itoham Yonekyu Holdings Inc (b)	24,200	213		St Jude Medical Inc (a)	24,333	1,927
Kellogg Co (a)	18,129	1,305		STERIS PLC (a)	9,850	646
Kesko OYJ	11,403	561		Straumann Holding AG	595	213
Koninklijke Ahold Delhaize NV (b)	6,668	131		Stryker Corp (a)	12,070	1,372
Lamb Weston Holdings Inc (a),(b)	2,545	85		Thermo Fisher Scientific Inc (a)	1,680	235
Leroy Seafood Group ASA	2,167	120		Varian Medical Systems Inc (a),(b)	10,381	933
Megmilk Snow Brand Co Ltd	2,136	60		Zimmer Biomet Holdings Inc	13,363	1,361
METRO AG	5,794	173				$24,619
Mondelez International Inc	76,429	3,152		Healthcare - Services - 0.64%
Morinaga & Co Ltd/Japan	5,975	237		Acadia Healthcare Co Inc (b)	10,387	395
Nomad Foods Ltd (b)	33,581	316		Ain Holdings Inc	2,680	189
Orkla ASA	31,593	281		Centene Corp (b)	18,720	1,079
Pinnacle Foods Inc	25,784	1,278		Cigna Corp (a)	16,354	2,203
Safeway, Inc. - CVR - Casa Ley (b),(e),(f)	11,050	—		CMIC Holdings Co Ltd	6,600	87
Safeway, Inc. - CVR - Property Development	11,050	—		DaVita Inc (a),(b)	17,980	1,139
Centers (b),(e),(f)				Envision Healthcare Holdings Inc (b)	77,472	1,760
Salmar ASA	1,942	61		EPS Holdings Inc	6,200	73
Seven & i Holdings Co Ltd	6,781	265		Fresenius Medical Care AG & Co KGaA	682	53
Sonae SGPS SA	284	—		HCA Holdings Inc (b)	3,500	248
Suedzucker AG	27,347	613		Humana Inc (a)	21,482	4,568
Sysco Corp (a)	25,800	1,374		Laboratory Corp of America Holdings (b)	9,819	1,236
Tyson Foods Inc	76,050	4,320		Molina Healthcare Inc (b)	17,913	947
United Super Markets Holdings Inc	3,200	26		Quintiles IMS Holdings Inc (b)	11,386	875
WhiteWave Foods Co/The (b)	336,636	18,545		Quorum Health Corp (b)	62,153	355
Whole Foods Market Inc (a)	40,886	1,243		RHOEN-KLINIKUM AG	5,513	146
		$41,850		UnitedHealth Group Inc	14,835	2,349
Forest Products & Paper - 0.08%						$17,702
BillerudKorsnas AB	3,439	57		Holding Companies - Diversified - 0.08%
Holmen AB	502	17		Leucadia National Corp (a)	93,680	2,063
International Paper Co (a)	26,470	1,290
Smurfit Kappa Group PLC	25,159	574		Home Builders - 0.23%
Stora Enso OYJ	849	8		Cairn Homes PLC (b)	1,032,338	1,404
UPM-Kymmene OYJ	14,314	327		Daiwa House Industry Co Ltd	5,900	170
		$2,273		Iida Group Holdings Co Ltd	9,137	179
Gas - 0.12%				M/I Homes Inc (b)	3,423	80
CenterPoint Energy Inc (a)	81,423	1,943		MDC Holdings Inc (a)	14,570	392
Enagas SA (a)	11,274	278		NVR Inc (b)	1,639	2,614
Italgas SpA (b)	5,077	18		Toll Brothers Inc (a),(b)	35,270	1,046
Snam SpA	25,385	98		WCI Communities Inc (b)	12,655	294
Toho Gas Co Ltd	11,010	88				$6,179

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Furnishings - 0.54%				Internet (continued)
Alpine Electronics Inc	35,240	$461		Expedia Inc	15,388	$1,909
DTS Inc/CA	3,619	154		Facebook Inc (b)	75,688	8,963
Electrolux AB	34,304	802		GMO internet Inc	3,997	55
Harman International Industries Inc	63,723	6,969		GoDaddy Inc (b)	26,818	948
Leggett & Platt Inc (a)	29,370	1,411		Gree Inc	47,200	252
Panasonic Corp	17,890	186		Itokuro Inc (b)	2,000	51
Pioneer Corp (b)	135,800	284		Klarna Holding AB (b),(e),(f),(g)	808	84
Whirlpool Corp	27,281	4,432		LINE Corp (b)	4,429	171
		$14,699		LinkedIn Corp (a),(b)	55,852	10,905
Housewares - 0.06%				Liquidity Services Inc (a),(b)	34,910	321
Newell Brands Inc	15,169	713		M3 Inc	5,616	146
Tupperware Brands Corp (a)	15,280	847		Netflix Inc (b)	54,750	6,406
		$1,560		Priceline Group Inc/The (b)	1,253	1,884
Insurance - 2.22%				Proto Corp	2,900	33
Ageas	8,760	327		Rakuten Inc	7,300	73
Alleghany Corp (b),(d)	1,274	724		SMS Co Ltd	9,414	237
Allianz SE	419	67		Start Today Co Ltd	7,734	119
American Financial Group Inc/OH (a)	6,104	502		Symantec Corp (a)	150,323	3,666
American International Group Inc (a),(d)	73,649	4,664		Trade Desk Inc/The (b)	400	11
Assicurazioni Generali SpA	2,697	34		Wayfair Inc (b)	23,649	862
Assured Guaranty Ltd	133,365	4,770		WebMD Health Corp (a),(b)	11,688	623
Baloise Holding AG	1,956	235		Yahoo! Inc (a),(b)	44,972	1,845
Berkshire Hathaway Inc - Class B (b)	9,063	1,427		Zillow Group Inc - A Shares (b)	6,858	241
Chubb Ltd (a)	38,391	4,914		Zillow Group Inc - C Shares (b)	21,200	762
Cincinnati Financial Corp (a)	23,160	1,777				$54,733
Dai-ichi Life Holdings Inc	27,000	445		Investment Companies - 0.37%
Delta Lloyd NV	23,619	136		American Capital Ltd (b)	578,188	10,020
Endurance Specialty Holdings Ltd	19,420	1,791
Everest Re Group Ltd (a)	6,100	1,284		Iron & Steel - 0.11%
Fairfax Financial Holdings Ltd	2,416	1,148		Chubu Steel Plate Co Ltd	8,300	44
Genworth Financial Inc (a),(b)	314,126	1,344		Hitachi Metals Ltd	22,410	297
Gjensidige Forsikring ASA	5,695	91		Japan Steel Works Ltd/The	13,500	243
Hannover Rueck SE	2,278	242		JFE Holdings Inc	3,300	49
Hanover Insurance Group Inc/The (a)	31,270	2,708		Kobe Steel Ltd (b)	2,600	25
Hartford Financial Services Group Inc/The (a)	27,950	1,317		Kyoei Steel Ltd	12,600	231
Helvetia Holding AG	265	138		Reliance Steel & Aluminum Co (a)	9,660	783
Lincoln National Corp (a)	21,349	1,369		Salzgitter AG	5,253	172
Mapfre SA	24,778	74		SSAB AB (b)	5,833	22
Markel Corp (b)	3,115	2,798		Steel Dynamics Inc	15,979	567
Marsh & McLennan Cos Inc	24,132	1,673		Tokyo Steel Manufacturing Co Ltd	47,100	343
MetLife Inc (a)	130,031	7,153		Yamato Kogyo Co Ltd	8,960	258
Muenchener Rueckversicherungs-Gesellschaft	474	86		Yodogawa Steel Works Ltd	1,800	50
AG in Muenchen						$3,084
NN Group NV	15,179	487		Leisure Products & Services - 0.15%
Old Republic International Corp (a)	136,670	2,442		Amer Sports Oyj	2,543	68
Poste Italiane SpA (c)	52,985	329		Carnival Corp (a)	8,990	462
Progressive Corp/The (a)	8,951	298		Harley-Davidson Inc (a)	47,837	2,912
Prudential Financial Inc (a)	25,460	2,561		HIS Co Ltd	4,590	127
Reinsurance Group of America Inc	10,250	1,251		TUI AG	42,183	555
RenaissanceRe Holdings Ltd (a)	4,935	644		Yamaha Corp	3,354	104
Saga PLC	201,090	480				$4,228
Swiss Life Holding AG (b)	3,551	976		Lodging - 0.13%
Swiss Re AG	1,970	181		Choice Hotels International Inc	23,787	1,224
T&D Holdings Inc	47,600	609		Las Vegas Sands Corp	10,381	650
Talanx AG	6,233	198		Melia Hotels International SA	3,032	34
Tokio Marine Holdings Inc	9,654	423		Wyndham Worldwide Corp (a)	12,136	874
Travelers Cos Inc/The (a)	6,100	691		Wynn Resorts Ltd	6,772	691
Unipol Gruppo Finanziario SpA	65,693	203				$3,473
Unum Group	15,000	634		Machinery - Construction & Mining - 0.15%
White Mountains Insurance Group Ltd	1,133	948		ABB Ltd (b)	3,715	75
Willis Towers Watson PLC (a)	15,476	1,925		Caterpillar Inc (a)	29,080	2,779
XL Group Ltd (a)	66,418	2,399		Joy Global Inc	35,429	993
Zurich Insurance Group AG (b)	481	126		Mitsubishi Electric Corp	20,066	282
		$61,043		Tadano Ltd	9,300	101
Internet - 1.99%						$4,230
Alibaba Group Holding Ltd ADR(b)	18,794	1,767		Machinery - Diversified - 0.51%
Alphabet Inc - A Shares (b)	5,646	4,381		Alstom SA (b)	23,121	625
Alphabet Inc - C Shares (a),(b)	4,135	3,134		Cummins Inc (a)	7,483	1,061
Amazon.com Inc (a),(b)	3,890	2,920		Daifuku Co Ltd	14,019	274
CyberAgent Inc	1,670	41		Deere & Co (a)	34,750	3,482
Dip Corp	2,410	51		FANUC Corp	823	140
eBay Inc (a),(b)	64,010	1,780		Flowserve Corp (a)	12,440	590
en-japan Inc	5,400	92		FLSmidth & Co A/S	318	13

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Machinery - Diversified (continued)				Miscellaneous Manufacturers (continued)
GEA Group AG	416	$16		Trelleborg AB	1,442	$26
Hisaka Works Ltd	9,300	67				$16,180
Husqvarna AB	54,541	404		Office & Business Equipment - 0.05%
IDEX Corp (a)	27,933	2,615		Canon Inc	16,400	473
KION Group AG	4,183	237		Xerox Corp (a)	90,620	847
MAN SE	2,172	214				$1,320
Metso OYJ	1,468	42		Oil & Gas - 1.77%
Middleby Corp/The (b)	19,197	2,630		Anadarko Petroleum Corp	24,221	1,675
OC Oerlikon Corp AG (b)	15,154	140		Apache Corp (a)	28,160	1,857
Sumitomo Heavy Industries Ltd	70,000	429		Chevron Corp (a)	24,240	2,704
Toshiba Machine Co Ltd	53,000	201		Cobalt International Energy Inc (b)	299,551	404
Xylem Inc/NY (a)	13,700	707		Concho Resources Inc (b)	24,413	3,492
Zuiko Corp	1,130	42		ConocoPhillips (a)	62,330	3,024
		$13,929		Diamondback Energy Inc (b)	3,505	378
Media - 1.14%				EOG Resources Inc	9,774	1,002
CBS Corp (a)	43,256	2,627		Exxon Mobil Corp (a)	47,556	4,152
Comcast Corp - Class A	64,950	4,515		HollyFrontier Corp (a)	45,470	1,308
Discovery Communications Inc - C Shares	15,930	421		Inpex Corp	44,480	435
(a),(b)				InterOil Corp (b)	868	42
DISH Network Corp (b)	114,591	6,583		Japan Petroleum Exploration Co Ltd	11,300	234
FactSet Research Systems Inc (a)	16,125	2,583		Marathon Oil Corp (a)	35,720	645
Gray Television Inc (b)	287,072	2,899		Marathon Petroleum Corp (a)	33,300	1,566
Media General Inc (b)	135	2		Midstates Petroleum Co Inc (b)	55,512	1,119
Mediaset Espana Comunicacion SA	843	9		Murphy Oil Corp (a)	24,310	824
Mediaset SpA	134,883	326		Neste Oyj	3,651	150
News Corp - A Shares	61,550	712		Newfield Exploration Co (b)	63,683	2,880
Nexstar Broadcasting Group Inc	26,401	1,575		Noble Energy Inc (a)	26,680	1,018
Nippon Television Holdings Inc	26,940	463		OGX Petroleo e Gas SA ADR(b)	26,974	16
NOS SGPS SA	14,082	80		Pacific Exploration and Production Corp (b)	15,370	601
Time Warner Inc	19,681	1,807		Parsley Energy Inc (b)	93,053	3,550
TiVo Corp (b)	19,635	398		Phillips 66 (a)	12,720	1,057
Tribune Media Co	48,247	1,733		Pioneer Natural Resources Co	29,273	5,592
TV Asahi Holdings Corp	3,000	57		Range Resources Corp	23,500	827
Twenty-First Century Fox Inc - A Shares (a)	24,500	689		Repsol SA (a)	15,390	206
Viacom Inc - B Shares (a)	80,440	3,014		Southwestern Energy Co (b)	127,172	1,443
Wolters Kluwer NV	26,387	950		Tesoro Corp (a)	14,720	1,197
		$31,443		Valero Energy Corp (a)	52,976	3,262
Metal Fabrication & Hardware - 0.02%				Western Refining Inc	20,946	751
Aurubis AG	6,196	329		Whiting Petroleum Corp (b)	91,640	1,120
MISUMI Group Inc	3,015	54		WPX Energy Inc (b)	14,577	227
Neturen Co Ltd	12,200	98				$48,758
SKF AB	745	13		Oil & Gas Services - 0.38%
Tsubaki Nakashima Co Ltd	5,400	80		Baker Hughes Inc	47,465	3,054
		$574		FMC Technologies Inc (b)	20,208	692
Mining - 0.37%				Fugro NV (b)	2,366	39
Boliden AB	12,641	326		Halliburton Co	93,959	4,988
Constellium NV (b)	376,100	2,294		National Oilwell Varco Inc (a)	17,280	646
Freeport-McMoRan Inc (a),(b)	99,246	1,524		Schlumberger Ltd (a)	11,020	926
Glencore PLC (b)	238,363	834		Subsea 7 SA (b)	15,204	178
Kaiser Aluminum Corp (a)	8,570	706				$10,523
Mitsubishi Materials Corp	2,700	81		Packaging & Containers - 0.30%
Newmarket Gold Inc (b)	52,384	139		Ball Corp	11,882	892
Newmont Mining Corp (a)	69,536	2,256		Berry Plastics Group Inc (b)	96,577	4,806
Norsk Hydro ASA	2,842	13		Huhtamaki OYJ	1,858	70
Pacific Metals Co Ltd (b)	50,000	169		Sealed Air Corp	41,342	1,885
Teck Resources Ltd	66,573	1,687		Silgan Holdings Inc (d)	13,511	669
		$10,029				$8,322
Miscellaneous Manufacturers - 0.59%				Pharmaceuticals - 1.66%
3M Co (a)	4,185	719		Actelion Ltd (b)	1,316	254
Carlisle Cos Inc (a)	17,920	2,010		Allergan PLC (a)	18,047	3,506
Eaton Corp PLC (a)	23,880	1,588		Almirall SA	22,417	330
EnPro Industries Inc	53,407	3,247		Anika Therapeutics Inc (b)	5,910	276
Fabrinet (a),(b)	20,060	859		AstraZeneca PLC	17,305	895
FUJIFILM Holdings Corp	6,704	252		Bayer AG	945	89
General Electric Co (a)	52,549	1,616		Bristol-Myers Squibb Co (a)	197,367	11,139
Illinois Tool Works Inc (a)	18,253	2,285		Cardinal Health Inc (a)	43,589	3,096
Ingersoll-Rand PLC (a)	22,790	1,699		DexCom Inc (b)	21,581	1,409
Nikon Corp	24,600	366		Eisai Co Ltd	6,110	357
Okamoto Industries Inc	9,680	91		Eli Lilly & Co (a)	19,790	1,328
Pentair PLC (a)	19,960	1,147		Endo International PLC (b)	105,404	1,688
Siemens AG	435	49		Galapagos NV (b)	2,011	119
Sumitomo Riko Co Ltd	15,800	142		Galenica AG	101	107
Tenma Corp	5,100	84		Grifols SA	3,533	69

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pharmaceuticals (continued)				Retail - 2.33%
H Lundbeck A/S (b)	13,983	$532		Abercrombie & Fitch Co (a)	46,030	$661
Herbalife Ltd (b)	3,441	169		Adastria Co Ltd	4,200	119
Johnson & Johnson (a)	29,130	3,242		Advance Auto Parts Inc (d)	20,794	3,529
Mallinckrodt PLC (a),(b)	9,145	482		ASKUL Corp	2,186	79
McKesson Corp	30,221	4,346		Autogrill SpA (a)	29,736	244
Mead Johnson Nutrition Co (a)	8,424	607		Best Buy Co Inc (a)	37,480	1,713
Merck & Co Inc (a)	52,826	3,233		BJ's Restaurants Inc (a),(b)	21,720	806
Mylan NV (b)	14,300	524		Bob Evans Farms Inc/DE (a)	12,700	567
Nippon Shinyaku Co Ltd	6,960	327		Cabela's Inc (b)	26,781	1,667
Orion Oyj	429	18		CarMax Inc (b)	8,060	466
Perrigo Co PLC (a)	6,390	552		Cawachi Ltd	5,200	123
Pfizer Inc (a)	51,030	1,640		Chico's FAS Inc (a)	60,890	932
Recordati SpA	6,487	177		Chipotle Mexican Grill Inc (b)	2,340	927
Shire PLC ADR	20,480	3,576		Citizen Watch Co Ltd	39,200	243
STADA Arzneimittel AG	11,494	562		Coach Inc (a)	66,637	2,425
Suzuken Co Ltd/Aichi Japan	1,200	36		cocokara fine Inc	2,550	94
Swedish Orphan Biovitrum AB (b)	7,868	83		Costco Wholesale Corp	32,624	4,897
Takeda Pharmaceutical Co Ltd	16,600	686		CST Brands Inc	37,204	1,787
UCB SA	1,313	84		CVS Health Corp	20,130	1,548
		$45,538		Darden Restaurants Inc (a)	8,320	610
Pipelines - 0.10%				Francesca's Holdings Corp (a),(b)	37,789	604
Kinder Morgan Inc/DE	24,570	545		Gap Inc/The (a)	52,271	1,305
Spectra Energy Corp	41,660	1,706		Genuine Parts Co (a)	7,250	698
Williams Cos Inc/The (a)	18,980	583		H2O Retailing Corp	8,350	127
		$2,834		Home Depot Inc/The (a)	5,471	708
Private Equity - 0.02%				Honeys Co Ltd	6,880	72
Kennedy-Wilson Holdings Inc	31,174	666		Hornbach Holding AG & Co KGaA	5,046	339
				IDOM Inc	8,800	44
Real Estate - 0.07%				Industria de Diseno Textil SA	717	25
Conwert Immobilien Invest SE (b)	14,845	255		Jand Inc (b),(e),(f),(g)	1,693	15
Hulic Co Ltd	17,500	167		Joyful Honda Co Ltd	3,544	100
LEG Immobilien AG (b)	7,734	585		Kohl's Corp (a)	23,200	1,249
Leopalace21 Corp	29,680	163		L Brands Inc (a)	13,810	970
Mitsui Fudosan Co Ltd	9,010	216		Lowe's Cos Inc (a)	31,316	2,210
Relo Group Inc	800	110		Macy's Inc (a)	45,128	1,905
Sumitomo Real Estate Sales Co Ltd	7,800	193		Matsumotokiyoshi Holdings Co Ltd	1,890	91
Takara Leben Co Ltd	43,400	259		McDonald's Corp (a)	26,008	3,102
WeWork Cos Inc (b),(e),(f),(g)	979	49		MSC Industrial Direct Co Inc	11,537	1,031
		$1,997		Nishimatsuya Chain Co Ltd	3,800	49
REITS - 1.11%				Nitori Holdings Co Ltd	1,287	134
American Campus Communities Inc (a)	23,790	1,121		O'Reilly Automotive Inc (b)	12,295	3,375
American Tower Corp	14,644	1,498		PAL GROUP Holdings Co Ltd	5,100	134
Annaly Capital Management Inc	218,916	2,237		Panera Bread Co (b)	8,206	1,741
Camden Property Trust (a)	30,386	2,392		Rite Aid Corp (a),(b)	439,827	3,501
Cousins Properties Inc	10,342	82		Seria Co Ltd	1,242	89
Equinix Inc	1,685	571		Signet Jewelers Ltd (a)	10,944	999
Equity One Inc	17,228	514		Staples Inc (a)	126,640	1,225
Equity Residential (a)	19,630	1,178		Target Corp (a)	12,220	944
Federal Realty Investment Trust (a)	2,205	310		Tiffany & Co (a)	6,070	501
General Growth Properties Inc (a)	16,157	409		TJX Cos Inc/The (a)	33,892	2,655
				Tractor Supply Co (a)	6,540	491
Getty Realty Corp	1,810	43
Grivalia Properties REIC AE	50,343	422		Tsuruha Holdings Inc	1,827	187
Hibernia REIT plc	444,178	550		Walgreens Boots Alliance Inc	55,451	4,698
				Wal-Mart Stores Inc (a)	36,125	2,544
Hoshino Resorts REIT Inc	10	53
Host Hotels & Resorts Inc (a)	46,450	829		Welcia Holdings Co Ltd	2,097	131
				Williams-Sonoma Inc (a)	16,840	923
Irish Residential Properties REIT Plc	573,712	706
Iron Mountain Inc (a)	42,310	1,396		World Fuel Services Corp	20,083	893
Kimco Realty Corp (a)	13,940	356		Xebio Holdings Co Ltd	10,500	163
LaSalle Hotel Properties	16,966	476		Yum! Brands Inc (a)	6,301	399
Liberty Property Trust (a)	49,940	1,968		Zalando SE (b),(c)	1,773	66
National Retail Properties Inc (a)	48,030	2,050				$63,874
New York REIT Inc	258,323	2,490		Savings & Loans - 0.31%
NorthStar Realty Finance Corp	12,315	186		Astoria Financial Corp (a)	46,384	758
Omega Healthcare Investors Inc	65,160	1,920		Dime Community Bancshares Inc (a)	25,721	481
Parkway Inc (b)	1,292	25		EverBank Financial Corp (a)	45,865	885
Post Properties Inc	19,687	1,280		New York Community Bancorp Inc (a)	166,878	2,667
Prologis Inc (a)	19,927	1,014		People's United Financial Inc (a)	96,740	1,811
Public Storage	8,766	1,835		Washington Federal Inc (a)	58,710	1,905
Regency Centers Corp (a)	21,030	1,406				$8,507
VEREIT Inc	72,381	600		Semiconductors - 1.64%
Vornado Realty Trust (a)	6,760	661		Advanced Micro Devices Inc (a),(b)	37,380	333
		$30,578		Analog Devices Inc (a)	14,785	1,097
				Applied Materials Inc (a)	35,407	1,140
				Applied Micro Circuits Corp (b)	15,834	138

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Semiconductors (continued)				Telecommunications (continued)
ASM International NV	3,457	$147		Nokia OYJ	149,271	$641
Broadcom Ltd	24,464	4,171		ParkerVision Inc (b)	21,906	59
Dialog Semiconductor PLC (b)	2,185	87		Proximus SADP	14,426	407
Infineon Technologies AG	13,845	231		Sprint Corp (b)	34,568	271
Intel Corp (a)	80,690	2,800		Sunrise Communications Group AG (b),(c)	3,238	201
Intersil Corp	52,563	1,164		Swisscom AG	2,018	862
Lattice Semiconductor Corp (b)	28,116	197		TDC A/S (b)	98,958	502
Linear Technology Corp (a)	63,566	3,975		Telefonaktiebolaget LM Ericsson	2,973	15
Micron Technology Inc (a),(b)	242,386	4,734		Telia Co AB	3,165	12
Mimasu Semiconductor Industry Co Ltd	8,000	97		T-Mobile US Inc (b)	10,313	559
Miraial Co Ltd	6,500	52		Verizon Communications Inc (a)	27,842	1,389
MKS Instruments Inc (a)	14,250	820				$21,229
Nippon Chemi-Con Corp	83,000	171		Textiles - 0.06%
NXP Semiconductors NV (b)	122,305	12,126		G&K Services Inc	9,411	903
ON Semiconductor Corp (b)	6,569	77		UniFirst Corp/MA	6,050	855
Qorvo Inc (a),(b)	9,150	489				$1,758
QUALCOMM Inc (a)	56,925	3,879		Toys, Games & Hobbies - 0.13%
Rohm Co Ltd	8,200	456		Mattel Inc (a)	84,933	2,681
Shinkawa Ltd (b)	11,100	67		Nintendo Co Ltd	3,102	765
Shinko Electric Industries Co Ltd	38,900	244				$3,446
Silicon Laboratories Inc (a),(b)	8,870	588
				Transportation - 0.52%
Skyworks Solutions Inc	34,693	2,666		AP Moller - Maersk A/S	30	40
STMicroelectronics NV	10,152	104		bpost SA	18,375	413
Sumco Corp	11,600	130		Canadian National Railway Co	37,099	2,480
Texas Instruments Inc (a)	9,720	719
				Cargotec Oyj	4,899	198
Tokyo Electron Ltd	2,241	208		Deutsche Post AG	7,786	243
Ultratech Inc (a),(b)	13,180	302
Xilinx Inc (a)	30,738	1,659		DSV A/S	4,688	210
				East Japan Railway Co	2,410	208
		$45,068		Genesee & Wyoming Inc (b)	28,495	2,177
Software - 1.16%				Kansas City Southern (a)	13,050	1,158
Alpha Systems Inc	1,600	25		Knight Transportation Inc	21,922	767
ANSYS Inc (a),(b)	12,943	1,217		Landstar System Inc	12,570	1,024
athenahealth Inc (b)	1,059	100		PostNL NV (b)	26,037	128
CA Inc (a)	24,279	776		Swift Transportation Co (b)	9,360	234
CDK Global Inc	18,092	1,044		Union Pacific Corp	18,891	1,914
Citrix Systems Inc (a),(b)	9,120	791		United Parcel Service Inc (a),(d)	25,543	2,961
CommVault Systems Inc (a),(b)	24,840	1,341				$14,155
DeNA Co Ltd	13,428	415		Water- 0.08%
Digi International Inc (a),(b)	27,402	367		Aqua America Inc (a)	58,770	1,747
Electronic Arts Inc (b)	38,097	3,019
Fidelity National Information Services Inc (a)	7,372	569		Veolia Environnement SA	24,260	419
Interactive Intelligence Group Inc (b)	11,478	694				$2,166
Jack Henry & Associates Inc (a)	19,130	1,654		TOTAL COMMON STOCKS		$1,068,789
Konami Holdings Corp	2,944	101		INVESTMENT COMPANIES - 23.63%	Shares Held	Value(000	's)
Microsoft Corp (a),(d)	125,940	7,589		Exchange Traded Funds - 0.03%
MSCI Inc (a)	9,610	757		TOPIX Exchange Traded Fund	43,880	585
Nexon Co Ltd	8,930	127
Paychex Inc (a)	57,520	3,391		Money Market Funds - 23.60%
ServiceNow Inc (b)	20,864	1,735		BlackRock Liquidity Funds FedFund Portfolio	122,639,394	122,639
Software AG	10,814	381		Wells Fargo Advantage Government Money	525,899,676	525,900
				Market Fund (h)
Square Enix Holdings Co Ltd	5,490	139
SS&C Technologies Holdings Inc	53,953	1,619				$648,539
Temenos Group AG (b)	1,530	106		TOTAL INVESTMENT COMPANIES		$649,124
Ultimate Software Group Inc/The (b)	3,684	755		CONVERTIBLE PREFERRED STOCKS -
Verint Systems Inc (b)	20,303	762		0.63%	Shares Held	Value(000	's)
Workday Inc (b)	28,303	2,387		Agriculture - 0.02%
		$31,861		Bunge Ltd 4.88%(i)	5,516	$550
Telecommunications - 0.77%
ARRIS International PLC (a),(b)	16,254	466		Automobile Manufacturers - 0.02%
AT&T Inc (a)	55,083	2,128		Fiat Chrysler Automobiles NV 7.88%	7,500	489
CalAmp Corp (a),(b)	30,819	448
CenturyLink Inc (a)	39,540	930		Electric - 0.05%
Cisco Systems Inc (a)	47,970	1,431		Black Hills Corp 7.75%	10,000	659
Comtech Telecommunications Corp (a)	19,370	223		Dominion Resources Inc/VA 6.75%	2,375	117
Elisa OYJ	1,255	39		Dynegy Inc 7.00%	1,975	129
GN Store Nord A/S	61	1		Great Plains Energy Inc 7.00%	10,200	500
Hellenic Telecommunications Organization	39,899	363				$1,405
SA				Electrical Components & Equipment - 0.02%
Inteliquent Inc	7,622	173		Belden Inc 6.75%	5,112	547
Level 3 Communications Inc (b)	36,407	2,005
Loral Space & Communications Inc (b)	88,184	3,474		Food- 0.00%
Manitoba Telecom Services Inc	36,658	1,017		Post Holdings Inc 2.50%(i)	725	105
Motorola Solutions Inc (a)	40,044	3,214
Nippon Telegraph & Telephone Corp	9,946	399

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

CONVERTIBLE PREFERRED STOCKS					Principal
(continued)	Shares Held	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services - 0.07%				Aerospace & Defense (continued)
Anthem Inc 5.25%	43,075	$1,999		Rockwell Collins Inc
				1.20%, 12/15/2016(j)	$115	$115
Internet - 0.01%				StandardAero Aviation Holdings Inc
Airbnb, Inc (b),(e),(f),(g)	1,685	177		10.00%, 07/15/2023(c)	2,000	2,112
DraftKings Inc (b),(e),(f),(g)	29,108	67		United Technologies Corp
Dropbox Inc (b),(e),(f),(g)	2,671	38		1.24%, 11/01/2019(j)	1,220	1,223
		$282				$5,765
Investment Companies - 0.08%				Airlines - 0.11%
Mandatory Exchangeable Trust 5.75%(c)	18,658	2,154		Air Canada 2015-2 Class B Pass Through
				Trust
Pharmaceuticals - 0.15%				5.00%, 06/15/2025(c)	2,020	2,025
Allergan plc 5.50%	4,220	3,026		Latam Airlines 2015-1 Pass Through Trust B
Teva Pharmaceutical Industries Ltd 7.00%	1,697	1,110		4.50%, 08/15/2025	1,172	1,143
		$4,136				$3,168
REITS- 0.10%				Automobile Asset Backed Securities - 0.61%
Welltower Inc 6.50%(a),(i)	45,600	2,653		AmeriCredit Automobile Receivables 2015-4
				3.72%, 12/08/2021	189	194
Retail - 0.00%				AmeriCredit Automobile Receivables Trust
Jand Inc (b),(e),(f),(g)	3,781	33		2016-2
				3.65%, 05/09/2022(j)	80	82
Software - 0.00%				CPS Auto Receivables Trust 2016-B
Cloudera Inc (b),(e),(f),(g)	3,756	73		8.14%, 05/15/2023(c),(j)	855	893
				DT Auto Owner Trust 2014-3
Telecommunications - 0.11%				4.47%, 11/15/2021(c),(j)	175	179
T-Mobile US Inc 5.50%(a)	33,825	3,017		DT Auto Owner Trust 2016-1
				4.66%, 12/15/2022(c),(j)	1,335	1,359
TOTAL CONVERTIBLE PREFERRED STOCKS		$17,443		DT Auto Owner Trust 2016-2
PREFERRED STOCKS - 0.13%	Shares Held	Value(000	's)	5.43%, 11/15/2022(c),(j)	820	850
Advertising - 0.01%				First Investors Auto Owner Trust 2014-1
Trade Desk Preferred (b),(e),(g)	17,091	151		3.28%, 04/15/2021(c),(j)	70	70
				First Investors Auto Owner Trust 2014-2
Automobile Parts & Equipment - 0.00%				3.47%, 02/15/2021(c),(j)	120	121
Schaeffler AG 0.35%(j)	1,898	25		First Investors Auto Owner Trust 2015-1
				3.59%, 01/18/2022(c),(j)	100	100
Consumer Products - 0.00%				First Investors Auto Owner Trust 2015-2
Henkel AG & Co KGaA 1.47%(j)	946	110		4.22%, 12/15/2021(c),(j)	565	575
				First Investors Auto Owner Trust 2016-2
Electronics - 0.01%				3.35%, 11/15/2022(c),(j)	70	69
Veracode Inc (b),(e),(f),(g)	6,031	140		Flagship Credit Auto Trust 2015-1
				3.76%, 06/15/2021(c)	165	165
Internet - 0.07%				Flagship Credit Auto Trust 2015-2
Forescout Tech Inc (b),(e),(f),(g)	9,157	108		5.98%, 08/15/2022(c)	710	708
General Assembly Space, Inc (b),(e),(f),(g)	2,184	107		Flagship Credit Auto Trust 2015-3
Lithium Technologies Inc (b),(e),(f),(g)	59,552	310		7.12%, 11/15/2022(c)	960	980
Pinterest Inc (b),(e),(f),(g)	87,425	489		Ford Credit Auto Owner Trust 2015-B
Uber Technologies Inc (b),(e),(f),(g)	15,196	741		1.16%, 11/15/2019(j)	550	550
Zuora Inc (b),(e),(f),(g)	40,988	166		Ford Credit Auto Owner Trust 2016-A
		$1,921		0.94%, 12/15/2018(j)	647	648
Private Equity - 0.01%				Ford Credit Auto Owner Trust 2016-B
Forward Venture Services LLC (b),(e),(f),(g)	5,465	239		0.85%, 03/15/2019(j)	1,572	1,574
				Ford Credit Auto Owner Trust 2016-C
Real Estate - 0.02%				0.68%, 09/15/2019(j)	2,135	2,135
Redfin Corp (b),(e),(f),(g)	29,409	115		Honda Auto Receivables 2016-4 Owner
WeWork Cos Inc Series D-1 (b),(e),(f),(g)	4,867	245		Trust
WeWork Cos Inc Series D-2 (b),(e),(f),(g)	3,824	192		1.21%, 12/18/2020	1,145	1,138
		$552		Nissan Auto Receivables 2016-B Owner
Software - 0.01%				Trust
Birst Inc (b),(e),(f),(g)	21,065	110		0.84%, 04/15/2019(j)	1,155	1,156
Marklogic Corp (b),(e),(f),(g)	14,832	155		Nissan Auto Receivables 2016-C Owner
Nutanix Inc (b),(e),(g)	3,575	114		Trust
				1.18%, 01/15/2021(j)	200	199
		$379
				Prestige Auto Receivables Trust 2016-1
TOTAL PREFERRED STOCKS		$3,517		5.15%, 11/15/2021 (c)	815	839
	Principal			Toyota Auto Receivables 2014-C Owner
BONDS- 21.98%	Amount (000's)	Value(000	's)	Trust
Aerospace & Defense - 0.21%				0.93%, 07/16/2018	184	184
Embraer Netherlands Finance BV				Toyota Auto Receivables 2016-C
5.05%, 06/15/2025	$310	$304		1.14%, 08/17/2020(j)	165	164
Embraer Overseas Ltd
5.70%, 09/16/2023(c)	320	334		Toyota Auto Receivables 2016-D Owner
				Trust
Meccanica Holdings USA Inc				0.67%, 05/15/2019(j)	415	415
6.25%, 01/15/2040(c)	1,685	1,677
				USAA Auto Owner Trust 2015-1
				1.20%, 06/17/2019(j)	1,200	1,201

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Chemicals - 0.46%
USAA Auto Owner Trust 2016-1				Equate Petrochemical BV
1.20%, 06/15/2020		$280	$279	4.25%, 11/03/2026(c)		$8,200	$7,739
			$16,827	Hercules Inc
Automobile Manufacturers - 0.17%				6.50%, 06/30/2029		330	322
American Honda Finance Corp				Mexichem SAB de CV
1.19%, 11/19/2018(j)		1,225	1,226	5.88%, 09/17/2044(c)		3,200	2,768
BMW US Capital LLC				Perstorp Holding AB
1.26%, 09/13/2019(c),(j)		1,205	1,204	8.50%, 06/30/2021(c)		1,738	1,714
Ford Motor Credit Co LLC							$12,543
1.66%, 01/17/2017(j)		625	625	Commercial Mortgage Backed Securities - 1.42%
Hyundai Capital Services Inc				Banc of America Commercial Mortgage Trust
1.66%, 03/18/2017(c),(j)		950	951	2006-1
Toyota Motor Credit Corp				5.87%, 09/10/2045(c),(j)		5,536	5,287
1.32%, 10/18/2019(j)		605	608	BLCP Hotel Trust
			$4,614	3.04%, 08/15/2029(c),(j)		300	296
Banks- 0.99%				4.21%, 08/15/2029(c),(j)		300	297
Banco Hipotecario SA				BXHTL Mezzanine Trust
24.73%, 01/12/2020(c),(j)	ARS	9,230	593	8.74%, 05/15/2020(e),(f),(j)		1,100	1,069
Bank of America Corp				CCRESG Commercial Mortgage Trust 2016-
1.94%, 03/22/2018(j)		$605	610	HEAT
6.00%, 09/01/2017		1,100	1,136	5.67%, 04/10/2029(c),(j)		255	251
Bank of America NA				CDGJ Commercial Mortgage Trust 2014-
1.15%, 06/15/2017(j)		250	250	BXCH
Banque Centrale de Tunisie International				2.38%, 12/15/2027(c),(j)		800	792
Bond				3.03%, 12/15/2027(c),(j)		880	871
5.75%, 01/30/2025		1,290	1,181	CGBAM Commercial Mortgage Trust 2014-
Capital One NA/Mclean VA				HD
2.06%, 08/17/2018(j)		550	555	2.14%, 02/15/2031(c),(j)		610	597
Citigroup Inc				Citigroup Commercial Mortgage Trust 2014-
1.63%, 11/24/2017(j)		945	947	GC19
Financiera de Desarrollo Territorial SA				5.07%, 03/10/2047(c),(j)		2,000	1,633
Findeter				COBALT CMBS Commercial Mortgage Trust
7.88%, 08/12/2024(c)	COP	3,380,000	1,018	2007	-C2
Goldman Sachs Group Inc/The				5.62%, 04/15/2047		5,000	4,872
1.46%, 06/04/2017(j)		$1,205	1,207	COMM 2016-SAVA Mortgage Trust
JPMorgan Chase & Co				3.54%, 10/15/2034(c),(j)		370	370
1.78%, 01/25/2018(j)		605	609	Commercial Mortgage Trust 2005-GG5
JPMorgan Chase Bank NA				5.61%, 04/10/2037(j)		2,323	1,883
1.45%, 09/23/2019(j)		1,215	1,217	Commercial Mortgage Trust 2007-GG11
Kreditanstalt fuer Wiederaufbau				6.33%, 12/10/2049(j)		4,300	4,239
1.00%, 07/15/2019		867	854	Ginnie Mae
1.25%, 09/30/2019		557	551	0.61%, 01/16/2053(j),(k)		7,372	307
1.50%, 04/20/2020		1,980	1,962	GS Mortgage Securities Trust 2007-GG10
1.50%, 06/15/2021		2,025	1,977	5.99%, 08/10/2045(j)		1,745	1,690
1.88%, 06/30/2020		3,128	3,134	Hilton USA Trust 2013-HLT
Letras del Banco Central de la Republica				4.41%, 11/05/2030(c),(j)		1	1
Argentina				4.60%, 11/05/2030(c),(j)		215	215
0.00%, 01/18/2017(b)	ARS	80,500	4,909	JP Morgan Chase Commercial Mortgage
Morgan Stanley				Securities Trust 2007-LDP10
2.16%, 04/25/2018(j)		$605	613	5.46%, 01/15/2049		250	246
Santander Holdings USA Inc				JP Morgan Chase Commercial Mortgage
4.50%, 07/17/2025		2,550	2,502	Securities Trust 2015-SGP
Sumitomo Mitsui Banking Corp				5.04%, 07/15/2036(c),(j)		785	789
1.62%, 07/23/2018(j)		600	602	Morgan Stanley Capital I Trust 2007-HQ12
Wells Fargo & Co				5.91%, 04/12/2049(j)		279	279
1.14%, 06/02/2017(j)		275	275	Morgan Stanley Capital I Trust 2011-C2
1.51%, 04/23/2018(j)		615	617	5.65%, 06/15/2044(c),(j)		475	489
			$27,319	Motel 6 Trust 2015-M6MZ
Beverages - 0.02%				8.23%, 02/05/2020(c),(e),(j)		2,810	2,828
PepsiCo Inc				SCG Trust 2013-SRP1
1.13%, 10/04/2019(j)		610	610	3.04%, 11/15/2026(c),(j)		365	353
				3.79%, 11/15/2026(c),(j)		400	389
Building Materials - 0.35%				3.88%, 11/15/2026(c),(j)		850	813
Builders FirstSource Inc				Wachovia Bank Commercial Mortgage Trust
5.63%, 09/01/2024(c)		586	589	Series 2006-C25
Cemex SAB de CV				6.01%, 05/15/2043(c),(j)		2,300	1,428
6.13%, 05/05/2025(c)		1,140	1,123	Wachovia Bank Commercial Mortgage Trust
St Marys Cement Inc Canada				Series 2007-C31
5.75%, 01/28/2027(c)		8,100	7,778	5.84%, 04/15/2047(j)		5,500	5,328
			$9,490	WFRBS Commercial Mortgage Trust 2011-
				C4
				5.41%, 06/15/2044(c),(j)		845	868

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Electric (continued)
WFRBS Commercial Mortgage Trust 2012-			Pacific Gas & Electric Co
C6			1.13%, 11/30/2017(j),(l)		$1,150	$1,150
5.78%, 04/15/2045(c),(j)	$500	$502				$10,868
		$38,982	Entertainment - 0.04%
Commercial Services - 0.60%			Codere Finance 2 Luxembourg SA
Cenveo Corp			7.63%, 11/01/2021(c)		1,100	1,062
6.00%, 08/01/2019(c)	9,520	8,449
Constellis Holdings LLC / Constellis Finance			Food- 0.21%
Corp			BRF GmbH
9.75%, 05/15/2020(c)	1,946	1,975	4.35%, 09/29/2026(c)		1,240	1,156
Corporate Risk Holdings LLC			BRF SA
9.50%, 07/01/2019(c)	3,837	3,924	7.75%, 05/22/2018(c)	BRL	1,500	415
United Rentals North America Inc			Fresh Market Inc/The
4.63%, 07/15/2023	2,000	2,060	9.75%, 05/01/2023(c)		$4,167	3,511
		$16,408	JBS Investments GmbH
Computers - 0.09%			7.25%, 04/03/2024(c)		200	201
Diamond 1 Finance Corp / Diamond 2 Finance			JBS USA LUX SA / JBS USA Finance Inc
Corp			5.75%, 06/15/2025(c)		600	588
6.02%, 06/15/2026(c)	2,310	2,430	7.25%, 06/01/2021(c)		40	41
						$5,912
Credit Card Asset Backed Securities - 0.26%			Gas- 0.04%
American Express Credit Account Secured			NGL Energy Partners LP / NGL Energy
Note Trust 2012-4			Finance Corp
0.78%, 05/15/2020(j)	835	836	5.13%, 07/15/2019		725	707
American Express Issuance Trust II			6.88%, 10/15/2021		130	130
0.97%, 08/15/2019(j)	570	572	7.50%, 11/01/2023(c)		375	374
BA Credit Card Trust						$1,211
0.87%, 06/15/2020(j)	1,205	1,207	Healthcare - Services - 0.00%
Capital One Multi-Asset Execution Trust			Tenet Healthcare Corp
0.62%, 12/16/2019(j)	1,205	1,205	7.50%, 01/01/2022(c),(l)		80	82
Chase Issuance Trust
0.59%, 08/15/2019(j)	680	680	Holding Companies - Diversified - 0.01%
1.27%, 07/15/2021(j)	600	594	Alfa SAB de CV
Citibank Credit Card Issuance Trust			6.88%, 03/25/2044(c)		400	369
1.75%, 11/19/2021(l)	1,210	1,210
Discover Card Execution Note Trust			Home Builders - 0.02%
0.84%, 08/17/2020(j)	495	496	PulteGroup Inc
0.89%, 08/17/2020(j)	205	205	5.00%, 01/15/2027		600	565
World Financial Network Credit Card Master
Trust			Insurance - 0.15%
1.02%, 02/15/2022(j)	165	165	Ambac Assurance Corp
		$7,170	0.00%, 06/07/2020(b),(c)		2,072	2,451
Diversified Financial Services - 0.43%			Berkshire Hathaway Finance Corp
Ally Financial Inc			1.38%, 03/07/2018(j)		605	608
2.75%, 01/30/2017	100	100	Metropolitan Life Global Funding I
3.25%, 09/29/2017	550	556	1.19%, 09/14/2018(c),(j)		1,205	1,205
4.25%, 04/15/2021	260	257				$4,264
4.75%, 09/10/2018	1,300	1,336	Internet - 0.05%
5.50%, 02/15/2017	1,100	1,107	DraftKings Inc Term Notes
5.75%, 11/20/2025	870	861	5.00%, 12/23/2016(e),(f),(g)		27	31
American Express Credit Corp			Netflix Inc
1.66%, 11/05/2018(j)	605	610	4.38%, 11/15/2026(c)		1,386	1,349
Dragon Aviation Finance Luxembourg SA						$1,380
4.00%, 11/28/2022(f)	4,857	4,868	Leisure Products & Services - 0.13%
Ladder Capital Finance Holdings LLLP /			LTF Merger Sub Inc
Ladder Capital Finance Corp			8.50%, 06/15/2023(c)		3,588	3,660
5.88%, 08/01/2021(c)	665	628
Quicken Loans Inc			Lodging - 0.20%
5.75%, 05/01/2025(c)	1,210	1,162	Diamond Resorts International Inc
Unifin Financiera SAB de CV SOFOM ENR			7.75%, 09/01/2023(c)		2,438	2,438
7.25%, 09/27/2023(c)	235	223	10.75%, 09/01/2024(c)		3,194	2,994
		$11,708	Hilton Grand Vacations Borrower LLC/Hilton
Electric - 0.40%			Grand Vacations Borrower Inc
Duke Energy Progress LLC			6.13%, 12/01/2024(c)		150	154
1.04%, 03/06/2017(j)	220	220				$5,586
Dynegy Inc			Machinery - Construction & Mining - 0.06%
6.75%, 11/01/2019	2,467	2,492	Caterpillar Financial Services Corp
Enel SpA			1.07%, 03/03/2017(j)		530	530
8.75%, 09/24/2073(c),(j)	2,170	2,465	1.62%, 02/23/2018(j)		1,200	1,208
GenOn Energy Inc						$1,738
9.50%, 10/15/2018	2,660	1,855
9.88%, 10/15/2020	4,039	2,686

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Machinery - Diversified - 0.07%				Mortgage Backed Securities (continued)
Cloud Crane LLC				Alternative Loan Trust 2004-J10
10.13%, 08/01/2024(c)		$1,240	$1,314	6.00%, 09/25/2034		$303	$312
John Deere Capital Corp				Alternative Loan Trust 2004-J3
1.17%, 01/16/2018(j)		384	385	5.50%, 04/25/2034		107	109
Xerium Technologies Inc				Alternative Loan Trust 2005-14
9.50%, 08/15/2021(c)		162	158	0.80%, 05/25/2035(j)		506	420
			$1,857	Alternative Loan Trust 2005-J1
Media- 0.43%				5.50%, 02/25/2025		203	207
Cablevision SA/Argentina				American Home Mortgage Investment Trust
6.50%, 06/15/2021(c)		365	371	2005-2
CBS Radio Inc				0.83%, 09/25/2045(j)		222	183
7.25%, 11/01/2024(c)		740	777	Banc of America Alternative Loan Trust 2003-
Clear Channel Worldwide Holdings Inc				8
7.63%, 03/15/2020		125	123	5.50%, 10/25/2033		130	132
Cox Communications Inc				Banc of America Alternative Loan Trust 2004-
4.50%, 06/30/2043(c)		765	639	6
4.70%, 12/15/2042(c)		380	328	6.00%, 07/25/2034		630	660
DISH DBS Corp				Banc of America Alternative Loan Trust 2005-
5.88%, 11/15/2024		615	623	6
Globo Comunicacao e Participacoes SA				5.25%, 07/25/2035(j)		183	167
4.84%, 06/08/2025(j)		4,363	4,241	Banc of America Funding 2004-B Trust
Grupo Televisa SAB				3.23%, 11/20/2034(j)		220	205
7.25%, 05/14/2043	MXN	4,370	160	Banc of America Funding 2005-5 Trust
NBCUniversal Enterprise Inc				5.50%, 09/25/2035		72	75
5.25%, 12/19/2049(c),(i)		$1,205	1,264	Banc of America Funding 2005-7 Trust
Time Warner Cable LLC				5.75%, 11/25/2035(j)		147	150
4.50%, 09/15/2042		645	568	Banc of America Funding 2007-4 Trust
WideOpenWest Finance LLC /				5.50%, 11/25/2034		212	211
WideOpenWest Capital Corp				Banc of America Mortgage 2005-A Trust
10.25%, 07/15/2019(e)		1,950	2,052	2.96%, 02/25/2035(j)		62	61
Ziggo Secured Finance BV				BCAP LLC Trust 2007-AA2
5.50%, 01/15/2027(c)		595	571	6.00%, 03/25/2022		285	282
			$11,717	Bear Stearns ARM Trust 2004-6
Metal Fabrication & Hardware - 0.14%				3.32%, 09/25/2034(j)		803	736
Wise Metals Group LLC / Wise Alloys				Bear Stearns ARM Trust 2005-12
Finance Corp				3.58%, 02/25/2036(j)		350	295
8.75%, 12/15/2018(c)		2,930	3,040	CHL Mortgage Pass-Through Trust 2004-12
Zekelman Industries Inc				3.22%, 08/25/2034(j)		132	114
9.88%, 06/15/2023(c)		655	702
				CHL Mortgage Pass-Through Trust 2004-
			$3,742	HYB4 3.06%, 09/20/2034(j)		65	63
Mining - 0.32%
AngloGold Ashanti Holdings PLC				CHL Mortgage Pass-Through Trust 2004-
5.13%, 08/01/2022		2,000	1,972	HYB8
				3.08%, 01/20/2035(j)		103	98
5.38%, 04/15/2020		3,000	3,038
Real Alloy Holding Inc				CHL Mortgage Pass-Through Trust 2005-11
10.00%, 01/15/2019(c),(e)		3,650	3,668	0.86%, 04/25/2035(j)		111	87
			$8,678	CHL Mortgage Pass-Through Trust 2005-21
				5.50%, 10/25/2035(j)		148	133
Miscellaneous Manufacturers - 0.13%
				Citigroup Mortgage Loan Trust 2005-3
Bombardier Inc				3.00%, 08/25/2035 (j)		836	720
8.75%, 12/01/2021(c)		536	532
				Citigroup Mortgage Loan Trust 2014-11
GE Accounts Receivable Funding Master				0.67%, 08/25/2036(c),(j)		915	827
6.99%, 08/24/2017(e),(f),(j)		2,400	2,400
				Citigroup Mortgage Loan Trust 2015-2
General Electric Co				0.73%, 06/25/2047(c),(j)		791	685
1.56%, 04/02/2018(j)		354	357
				Citigroup Mortgage Loan Trust Inc
Siemens Financieringsmaatschappij NV				2.97%, 05/25/2035(j)		107	100
1.21%, 05/25/2018(c),(j)		400	400
			$3,689	CitiMortgage Alternative Loan Trust Series
				2006	-A4
Mortgage Backed Securities - 1.62%				6.00%, 09/25/2036		270	240
Adjustable Rate Mortgage Trust 2004-4
3.24%, 03/25/2035(j)		107	103	Credit Suisse First Boston Mortgage Securities
				Corp
Alliance Bancorp Trust 2007-OA1				3.14%, 11/25/2033(j)		101	97
0.83%, 07/25/2037(j)		1,159	835
				3.25%, 12/25/2033(j)		71	70
Alternative Loan Trust 2003-20CB				5.25%, 11/25/2020		524	514
5.75%, 10/25/2033		103	106	5.50%, 11/25/2035		179	165
Alternative Loan Trust 2003-22CB				5.75%, 11/25/2033		58	60
5.75%, 12/25/2033		168	172
Alternative Loan Trust 2003-9T1				CSFB Mortgage-Backed Pass-Through
5.50%, 07/25/2033(j)		87	86	Certificates Series 2004-AR4
				3.08%, 05/25/2034(j)		253	238
Alternative Loan Trust 2004-14T2				Deutsche Alt-A Securities Inc Mortgage Loan
5.50%, 08/25/2034		99	103	Trust Series 2005-5
Alternative Loan Trust 2004-28CB				5.50%, 11/25/2035		106	99
5.75%, 01/25/2035		74	75

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

		Principal						Principal
BONDS (continued)		Amount (000's)		Value(000	's)	BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)						Mortgage Backed Securities (continued)
Deutsche Alt-A Securities Inc Mortgage Loan						MASTR Alternative Loan Trust 2003-9
Trust Series 2005-6						5.25%, 11/25/2033			$83	$86
5.50%, 12/25/2035(j)			$121	$ 109		MASTR Alternative Loan Trust 2004-5
Deutsche Mortgage Securities Inc Mortgage						5.50%, 06/25/2034			88	90
Loan Trust 2004-4						6.00%, 06/25/2034			99	101
0.94%, 06/25/2034(j)			239	217		MASTR Alternative Loan Trust 2004-8
DSLA Mortgage Loan Trust 2005-AR5						6.00%, 09/25/2034			456	484
0.89%, 09/19/2045(j)			214	159		Merrill Lynch Mortgage Investors Trust Series
Dukinfield 2 Plc						MLCC 2006-1
1.61%, 12/20/2052(j)		GBP	445	558		2.99%, 02/25/2036(j)			905	833
Eurosail-UK 2007-2np PLC						Merrill Lynch Mortgage Investors Trust Series
0.53%, 03/13/2045(j)			170	206		MLCC 2006-2
Fannie Mae Connecticut Avenue Securities						2.69%, 05/25/2036(j)			53	51
6.14%, 04/25/2028(j)			$5,000	5,400		Merrill Lynch Mortgage Investors Trust Series
6.59%, 09/25/2028(j)			750	822		MLCC 2007-1
Fannie Mae Interest Strip						3.23%, 01/25/2037(j)			125	117
4.00%, 11/25/2040(k)			17,943	3,437		National City Mortgage Capital Trust
Freddie Mac Structured Agency Credit Risk						6.00%, 03/25/2038(j)			558	579
Debt Notes						Newgate Funding 2007-3
2.23%, 04/25/2024(j)			464	467		0.30%, 12/15/2050(j)		EUR	167	169
2.44%, 10/25/2027(j)			550	556		RALI Series 2006-QO4 Trust
2.78%, 02/25/2024(j)			500	509		0.78%, 04/25/2046(j)			$238	192
4.84%, 11/25/2023(j)			250	264		RALI Series 2006-QO7 Trust
9.39%, 03/25/2028(j)			7,000	7,020		0.80%, 09/25/2046(j)			110	81
9.94%, 04/25/2028(j)			1,000	1,068		RALI Series 2007-QO4 Trust
GMACM Mortgage Loan Trust 2005-AR4						0.78%, 05/25/2047(j)			178	148
3.56%, 07/19/2035(j)			110	99		Residential Asset Securitization Trust 2005-
GSR Mortgage Loan Trust 2004-14						A8	CB
3.20%, 12/25/2034(j)			141	140		5.38%, 07/25/2035			362	318
GSR Mortgage Loan Trust 2005-4F						RFMSI Series 2006-S1 Trust
6.50%, 02/25/2035			138	139		5.75%, 01/25/2036			124	123
Harborview Mortgage Loan Trust						Rmac 2005-Ns3 PLC
1.30%, 10/19/2033(j)			1,017	949		0.06%, 06/12/2043(j)		EUR	56	56
HarborView Mortgage Loan Trust 2006-10						RMAC Securities No 1 PLC
0.74%, 11/19/2036(j)			392	322		0.00%, 06/12/2044(b),(j)			108	107
HarborView Mortgage Loan Trust 2006-7						Structured Adjustable Rate Mortgage Loan
0.76%, 09/19/2046(j)			108	78		Trust
IndyMac INDX Mortgage Loan Trust 2004-						0.90%, 07/25/2035(j)			$833	611
AR12						3.16%, 09/25/2034(j)			371	369
1.37%, 12/25/2034(j)			260	217		Structured Adjustable Rate Mortgage Loan
IndyMac INDX Mortgage Loan Trust 2005-						Trust Series 2004-6
AR11						2.99%, 06/25/2034(j)			162	160
2.96%, 08/25/2035(j)			891	734		Structured Asset Securities Corp Mortgage
IndyMac INDX Mortgage Loan Trust 2005-						Pass-Through Certificates Series 2004-20
AR16	IP					5.75%, 11/25/2034			117	119
1.23%, 07/25/2045(j)			264	221
JP Morgan Alternative Loan Trust						Structured Asset Securities Corp Trust 2005-1
2.83%, 03/25/2036(j)			767	633		5.50%, 02/25/2035			172	174
2.92%, 03/25/2036(j)			24	17		Towd Point Mortgage Funding 2016-Granite1
JP Morgan Mortgage Trust 2005-A2						PLC
2.92%, 04/25/2035(j)			215	213		1.80%, 07/20/2046(j)		GBP	200	250
JP Morgan Mortgage Trust 2005-S3						WaMu Mortgage Pass-Through Certificates
6.00%, 01/25/2036(j)			281	235		Series 2004-CB2 Trust
JP Morgan Mortgage Trust 2006-A1						5.50%, 07/25/2034			$62	65
3.09%, 02/25/2036(j)			191	168		WaMu Mortgage Pass-Through Certificates
JP Morgan Mortgage Trust 2006-A7						Series 2006-AR19 Trust
3.14%, 01/25/2037(j)			331	295		1.95%, 01/25/2047(j)			817	760
Lehman XS Trust Series 2005-7N						WaMu Mortgage Pass-Through Certificates
0.87%, 12/25/2035(j)			97	73		Series 2007-HY5 Trust
Lehman XS Trust Series 2006-2N						2.35%, 05/25/2037(j)			639	530
0.85%, 02/25/2046(j)			171	127		Wedgewood Real Estate Trust 2016-1
Ludgate Funding PLC						5.00%, 07/15/2046(c)			185	184
0.00%, 01/01/2061(b),(j)		EUR	115	114		Wells Fargo Mortgage Backed Securities
0.98%, 01/01/2061(j)		GBP	481	571		2003-M Trust
MASTR Adjustable Rate Mortgages Trust						2.99%, 12/25/2033(j)			271	271
2004-7						Wells Fargo Mortgage Backed Securities
2.85%, 07/25/2034(j)			$256	247		2005-11 Trust
MASTR Adjustable Rate Mortgages Trust						5.50%, 11/25/2035			37	38
2005-2						Wells Fargo Mortgage Backed Securities
2.99%, 03/25/2035(j)			729	564		2005-16 Trust
MASTR Adjustable Rate Mortgages Trust						6.00%, 01/25/2036(j)			152	150
2006-2
3.17%, 04/25/2036(j)			174	159

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
Wells Fargo Mortgage Backed Securities			Petrobras Global Finance BV	(continued)
2005-AR10 Trust			5.63%, 05/20/2043			$245	$175
2.99%, 05/01/2035(j)	$88	$90	6.25%, 12/14/2026		GBP	1,000	1,134
Wells Fargo Mortgage Backed Securities			8.38%, 05/23/2021			$4,915	5,271
Trust			8.75%, 05/23/2026			260	279
3.18%, 08/25/2034(j)	120	122	Petroleos Mexicanos
		$44,530	7.65%, 11/24/2021(c),(j)		MXN	6,500	289
Oil & Gas - 1.86%			RSP Permian Inc
Anadarko Petroleum Corp			6.63%, 10/01/2022			$1,665	1,748
4.50%, 07/15/2044	35	31	Sabine Oil & Gas Corp
Baytex Energy Corp			0.00%, 06/15/2019(b)			300	—
5.13%, 06/01/2021(c)	35	30	Shell International Finance BV
5.63%, 06/01/2024(c)	205	172	1.20%, 09/12/2019(j)			1,210	1,212
Bonanza Creek Energy Inc			SM Energy Co
0.00%, 04/15/2021(b)	55	29	5.00%, 01/15/2024			385	363
5.75%, 02/01/2023	210	109	6.13%, 11/15/2022			425	426
BP Capital Markets PLC			6.50%, 01/01/2023			20	20
1.33%, 02/13/2018(j)	255	255	6.75%, 09/15/2026			75	77
California Resources Corp			Transocean Inc
5.50%, 09/15/2021	18	12	9.00%, 07/15/2023(c)			2,202	2,230
6.00%, 11/15/2024	89	55	Ultrapar International SA
8.00%, 12/15/2022(c)	265	212	5.25%, 10/06/2026(c)			405	399
Callon Petroleum Co			Western Refining Logistics LP / WNRL
6.13%, 10/01/2024(c)	765	784	Finance Corp
Chesapeake Energy Corp			7.50%, 02/15/2023			395	425
4.88%, 04/15/2022	72	61	Whiting Petroleum Corp
6.13%, 02/15/2021	4	4	5.00%, 03/15/2019			90	89
6.63%, 08/15/2020	3	3	YPF SA
Concho Resources Inc			26.33%, 07/07/2020(c),(j)			410	469
5.50%, 04/01/2023	985	1,013	Zhaikmunai LLP
Continental Resources Inc/OK			6.38%, 02/14/2019			4,421	4,056
3.80%, 06/01/2024	280	259					$50,983
4.50%, 04/15/2023	135	131	Oil & Gas Services - 0.02%
5.00%, 09/15/2022	2,890	2,883	Transocean Proteus Ltd
Cosan Luxembourg SA			6.25%, 12/01/2024(c),(l)			425	424
7.00%, 01/20/2027(c)	875	866
Delek & Avner Tamar Bond Ltd			Other Asset Backed Securities - 1.42%
5.41%, 12/30/2025(c)	5,550	5,620	AIM Aviation Finance Ltd
Devon Energy Corp			5.07%, 02/15/2040(c),(f),(j)			1,299	1,250
5.00%, 06/15/2045	350	327	Ajax Mortgage Loan Trust 2016-B
Exxon Mobil Corp			4.00%, 09/25/2065(c)			411	410
1.00%, 03/15/2019(j)	610	609	Ajax Mortgage Loan Trust 2016-C
Genel Energy Finance PLC			4.00%, 10/25/2057(c)			309	309
7.50%, 05/14/2019(c)	5,400	4,374	American Homes 4 Rent 2014-SFR1
Halcon Resources Corp			3.05%, 06/17/2031(c),(j)			645	641
8.63%, 02/01/2020(c)	380	390	American Homes 4 Rent 2014-SFR2 Trust
Lukoil International Finance BV			5.15%, 10/17/2036(c),(j)			280	295
3.42%, 04/24/2018	5,300	5,348	6.23%, 10/17/2036(c),(j)			695	738
Matador Resources Co			American Homes 4 Rent 2014-SFR3 Trust
6.88%, 04/15/2023	957	1,014	6.42%, 12/17/2036(c),(j)			900	967
MEG Energy Corp			American Homes 4 Rent 2015-SFR1
6.38%, 01/30/2023(c)	295	260	5.64%, 04/17/2052(c),(j)			1,045	1,066
6.50%, 03/15/2021(c)	40	36	AMMC CLO 17 Ltd
7.00%, 03/31/2024(c)	485	423	7.65%, 11/15/2027(c),(e),(j)			2,500	2,380
Midstates Petroleum Co Inc			AMMC CLO 18 Ltd
10.00%, 06/01/2020(e),(f)	1,471	—	7.61%, 05/26/2028(c),(e),(j)			1,750	1,627
Noble Holding International Ltd			Apidos CLO XXII
5.25%, 03/15/2042	835	466	6.88%, 10/20/2027(c),(e),(j)			750	694
Oasis Petroleum Inc			Avery Point VII CLO Ltd
6.88%, 03/15/2022	490	505	7.48%, 01/15/2028(c),(e),(j)			1,400	1,317
Odebrecht Offshore Drilling Finance Ltd			8.88%, 01/15/2028(c),(e),(j)			1,050	916
6.75%, 10/01/2023(c)	2,139	492	Bayview Opportunity Master Fund IIa Trust
6.75%, 10/01/2023	12,191	2,804	2016-RPL3
OGX Austria GmbH			3.47%, 07/28/2031(c),(j)			163	162
0.00%, 06/01/2018(b),(c),(e)	600	—	Bayview Opportunity Master Fund IIIa Trust
0.00%, 04/01/2022(b),(c),(e)	1,100	—	2016-RN3
Parsley Energy LLC / Parsley Finance Corp			3.60%, 09/29/2031(c),(j)			190	190
6.25%, 06/01/2024(c)	500	517	Bayview Opportunity Master Fund Trust
7.50%, 02/15/2022(c)	105	111	2016-LT1
PDC Energy Inc			3.47%, 10/28/2031(c),(j)			393	392
6.13%, 09/15/2024(c)	150	154	Blackbird Capital Aircraft Lease Securitization
Petrobras Global Finance BV			Ltd 2016-1
5.38%, 01/27/2021	2,015	1,962	4.21%, 12/16/2041(c),(j)			255	256

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)					Other Asset Backed Securities (continued)
BlueMountain CLO 2013-4 Ltd					VOLT XL LLC
6.53%, 04/15/2025(c),(e),(j)		$3,000	$ 2,282		4.88%, 11/27/2045(c)		$320	$306
Bowman Park CLO Ltd					VOLT XLVIII LLC
6.32%, 11/23/2025(c),(e),(j)		1,000	898		3.50%, 07/25/2046(c)		186	186
CAM Mortgage LLC 2015-1					VOLT XXXI LLC
3.50%, 07/15/2064(c)		101	101		3.38%, 02/25/2055(c),(j)		340	341
CAM Mortgage Trust 2016-1					VOLT XXXIII LLC
4.00%, 01/15/2056(c),(j)		182	181		3.50%, 03/25/2055(c)		219	220
5.00%, 01/15/2056(c),(j)		545	524		VOLT XXXIV LLC
CLI Funding V LLC					3.25%, 02/25/2055(c)		69	69
3.38%, 10/18/2029(c)		553	531					$38,903
Colony American Finance 2015-1 Ltd					Pharmaceuticals - 0.31%
5.65%, 10/15/2047(c)		550	538		Endo Ltd / Endo Finance LLC / Endo Finco
Colony American Finance 2016-1 Ltd					Inc
4.64%, 06/15/2048(c),(j)		260	262		6.50%, 02/01/2025(c),(j)		2,000	1,707
Colony American Homes 2014-2					Merck & Co Inc
3.77%, 07/17/2031(c),(j)		1,000	1,010		1.27%, 05/18/2018(j)		605	607
Cronos Containers Program I Ltd					Valeant Pharmaceuticals International Inc
3.27%, 11/18/2029(c)		805	775		4.50%, 05/15/2023(c)	EUR	510	400
GCA2014 Holdings Ltd - Class C					5.88%, 05/15/2023(c)		$1,100	820
6.00%, 01/05/2030(c),(e),(f),(j)		589	373		6.13%, 04/15/2025(c)		6,712	4,967
GCA2014 Holdings Ltd - Class D								$8,501
7.50%, 01/05/2030(c),(e),(f),(j)		232	67		Pipelines - 0.53%
GCA2014 Holdings Ltd - Class E					Crestwood Midstream Partners LP /
0.00%, 01/05/2030(b),(c),(e),(f),(j)		1,030	15		Crestwood Midstream Finance Corp
Global Container Assets Ltd					6.13%, 03/01/2022		485	490
4.50%, 02/05/2030(c),(e),(j)		360	347		Energy Transfer Partners LP
Invitation Homes 2015-SFR1 Trust					5.15%, 03/15/2045		100	90
4.75%, 03/17/2032(c),(j)		280	282		6.13%, 12/15/2045		1,275	1,286
Kabbage Funding 2014-1 Resecuritization					EnLink Midstream Partners LP
Trust					5.05%, 04/01/2045		340	288
10.54%, 03/08/2018(c),(e),(f),(j)		4,786	4,450		5.60%, 04/01/2044		200	180
Magnetite IX Ltd					Kinder Morgan Energy Partners LP
6.63%, 07/25/2026(c),(e),(j)		1,750	1,380		4.70%, 11/01/2042		285	249
NYMT Residential 2016-RP1					5.00%, 08/15/2042		710	647
4.00%, 03/25/2021(c),(j)		240	238		5.00%, 03/01/2043		60	55
Oak Hill Advisors Residential Loan Trust					5.63%, 09/01/2041		440	420
2015-NP	L2				MPLX LP
3.72%, 07/25/2055(c),(j)		469	470		4.00%, 02/15/2025		115	109
OneMain Financial Issuance Trust 2014-2					4.50%, 07/15/2023		190	190
2.47%, 09/18/2024(c)		90	90		4.88%, 12/01/2024		1,080	1,088
3.02%, 09/18/2024(c),(j)		130	130		Niska Gas Storage Ltd / Niska Gas Storage
5.31%, 09/18/2024(c),(j)		1,210	1,218		Canada Finance Corp
OneMain Financial Issuance Trust 2015-1					6.50%, 04/01/2019		4,577	4,600
3.19%, 03/18/2026(c),(j)		220	222		Sabine Pass Liquefaction LLC
OneMain Financial Issuance Trust 2015-3					5.63%, 03/01/2025		1,030	1,074
4.16%, 11/20/2028(c),(j)		790	764		Targa Resources Partners LP / Targa
OneMain Financial Issuance Trust 2016-2					Resources Partners Finance Corp
5.94%, 03/20/2028(c)		720	762		4.25%, 11/15/2023		35	33
RCO Depositor II LLC					5.25%, 05/01/2023		135	134
4.50%, 11/25/2045(c),(j)		434	434		6.38%, 08/01/2022		210	216
5.00%, 11/25/2045(c)		800	764		6.75%, 03/15/2024		1,190	1,261
Rise Ltd					Tesoro Logistics LP / Tesoro Logistics
4.75%, 02/15/2039(e),(j)		417	422		Finance Corp
Shenton Aircraft Investment I Ltd					5.25%, 01/15/2025(l)		206	209
4.75%, 10/15/2042(c),(f)		1,154	1,138		Williams Partners LP
Sierra Timeshare 2012-1 Receivables Funding					3.90%, 01/15/2025		240	231
LLC					4.00%, 09/15/2025		925	892
2.84%, 11/20/2028(c)		17	17		5.10%, 09/15/2045		250	227
Sierra Timeshare 2013-1 Receivables Funding					6.30%, 04/15/2040		470	476
LLC								$14,445
1.59%, 11/20/2029(c),(j)		83	82
					Private Equity - 0.01%
Sierra Timeshare 2013-3 Receivables Funding					Icahn Enterprises LP / Icahn Enterprises
LLC					Finance Corp
2.20%, 10/20/2030(c),(j)		185	185
					6.00%, 08/01/2020		390	388
TAL Advantage V LLC
3.55%, 11/20/2038(c),(j)		368	357
					Real Estate - 0.37%
THL Credit Wind River 2014-3 CLO Ltd					MAF Global Securities Ltd
6.48%, 01/22/2027(c),(e),(j)		3,000	2,675		7.13%, 10/29/2049(i),(j)		7,500	7,821
US Residential Opportunity Fund III Trust					Rialto Holdings LLC / Rialto Corp
2016-1					7.00%, 12/01/2018(c)		2,238	2,266
3.47%, 07/27/2036(c)		188	187
								$10,087

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Regional Authority - 0.02%				Sovereign (continued)
Provincia de Buenos Aires/Argentina				Turkey Government International Bond
5.75%, 06/15/2019(c)		$585	$585	5.13%, 03/25/2022		$15,775	$15,696
							$144,926
REITS- 0.53%				Student Loan Asset Backed Securities - 0.05%
Communications Sales & Leasing Inc / CSL				SoFi Professional Loan Program 2014-B
Capital LLC				LLC
8.25%, 10/15/2023		4,000	4,200	1.83%, 08/25/2032(c),(j)		73	74
Trust F/1401				SoFi Professional Loan Program 2015-A
5.25%, 01/30/2026(c)		2,900	2,784	LLC
6.95%, 01/30/2044		8,500	7,650	1.79%, 03/25/2033(c),(j)		461	464
			$14,634	SoFi Professional Loan Program 2015-C
Savings & Loans - 0.03%				LLC
Flagstar Bancorp Inc				3.58%, 08/25/2036(c),(j)		150	149
6.13%, 07/15/2021(c)		677	704	Sofi Professional Loan Program 2016-A LLC
				3.57%, 01/26/2038(c),(j)		810	814
Software - 0.19%							$1,501
Cengage Learning Inc				Supranational Bank - 0.45%
9.50%, 06/15/2024(c)		2,297	2,004	Banque Ouest Africaine de Developpement
Donnelley Financial Solutions Inc				5.50%, 05/06/2021(c)		8,530	8,797
8.25%, 10/15/2024(c)		695	707	Black Sea Trade & Development Bank
Open Text Corp				4.88%, 05/06/2021(c)		3,500	3,627
5.88%, 06/01/2026(c)		1,290	1,342				$12,424
Oracle Corp				Telecommunications - 1.18%
1.07%, 07/07/2017(j)		1,075	1,076	Alcatel-Lucent USA Inc
			$5,129	6.45%, 03/15/2029		915	959
Sovereign - 5.27%				6.50%, 01/15/2028		385	402
Argentine Republic Government International				Cisco Systems Inc
Bond				1.20%, 09/20/2019(j)		1,420	1,424
3.88%, 01/15/2022	EUR	4,150	4,132	Digicel Ltd
Brazil Notas do Tesouro Nacional Serie F				6.00%, 04/15/2021		3,900	3,388
10.00%, 01/01/2025	BRL	32,000	8,614	6.75%, 03/01/2023		2,200	1,892
10.00%, 01/01/2017		8,000	2,355	Gogo Intermediate Holdings LLC / Gogo
Brazilian Government International Bond				Finance Co Inc
5.00%, 01/27/2045		$6,250	4,956	12.50%, 07/01/2022(c)		1,505	1,633
Costa Rica Government International Bond				Goodman Networks Inc
4.38%, 04/30/2025(c)		2,882	2,549	12.13%, 07/01/2018(e)		2,307	946
Ghana Government International Bond				GTH Finance BV
8.13%, 01/18/2026(c)		1,553	1,433	6.25%, 04/26/2020(c)		8,250	8,559
Indonesia Treasury Bond				6.25%, 04/26/2020		405	420
7.88%, 04/15/2019	IDR 71,500,000		5,255	Intelsat Jackson Holdings SA
Italy Buoni Ordinari del Tesoro BOT				8.00%, 02/15/2024(c)		3,536	3,562
0.00%, 03/31/2017(b)	EUR	5,777	6,128	MTN Mauritius Investment Ltd
KazAgro National Management Holding JSC				5.37%, 02/13/2022(c)		6,200	6,117
3.26%, 05/22/2019		8,750	9,107	Oi SA
4.63%, 05/24/2023		$1,950	1,758	0.00%, 09/15/2016(b),(c),(f)	BRL	1,475	81
Lebanon Government International Bond				Telesat Canada / Telesat LLC
5.45%, 11/28/2019		9,400	9,159	8.88%, 11/15/2024(c)		$1,148	1,172
Mexican Bonos				Verizon Communications Inc
5.75%, 03/05/2026(j)	MXN	23,500	1,024	1.28%, 08/15/2019(j)		610	609
Mexico Cetes				2.61%, 09/14/2018(j)		1,170	1,198
0.00%, 01/05/2017(b)		463,000	2,238				$32,362
Montenegro Government International Bond				TOTAL BONDS			$603,940
3.88%, 03/18/2020(c)	EUR	11,775	12,320		Principal
Peruvian Government International Bond				CONVERTIBLE BONDS - 2.20%	Amount (000's) Value (000's)
6.35%, 08/12/2028(c)	PEN	9,300	2,695
				Agriculture - 0.01%
Portugal Treasury Bill				Vector Group Ltd
0.00%, 03/17/2017(b)	EUR	5,260	5,575	2.50%, 01/15/2019(j)		175	253
0.00%, 05/19/2017(b)		6,400	6,784
Republic of Poland Government Bond				Automobile Parts & Equipment - 0.02%
4.75%, 04/25/2017	PLN	9,125	2,199	Meritor Inc
Republic of South Africa Government Bond				7.88%, 03/01/2026		325	474
8.88%, 02/28/2035(m)	ZAR	9,601	634
10.50%, 12/21/2026(m)		15,641	1,217
				Biotechnology - 0.09%
Russian Foreign Bond - Eurobond				Acorda Therapeutics Inc
4.75%, 05/27/2026		$5,000	5,093	1.75%, 06/15/2021(a)		875	686
Serbia International Bond				Innoviva Inc
4.88%, 02/25/2020		8,150	8,299	2.13%, 01/15/2023		300	251
5.25%, 11/21/2017(c)		7,040	7,216
				Ionis Pharmaceuticals Inc
5.88%, 12/03/2018		4,250	4,454	1.00%, 11/15/2021		985	965
5.88%, 12/03/2018(c)		1,063	1,114
				Medicines Co/The
Spain Letras del Tesoro				2.50%, 01/15/2022		425	522
0.00%, 03/10/2017(b)	EUR	5,777	6,129
0.00%, 05/12/2017(b)		6,400	6,793				$2,424

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal				Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Coal- 0.00%				Iron & Steel - 0.01%
Alpha Natural Resources Inc				Allegheny Technologies Inc
0.00%, 12/15/2020(b)		$100	$6	4.75%, 07/01/2022	$125	$172

Commercial Services - 0.02%				Media- 0.14%
Element Fleet Management Corp				DISH Network Corp
5.13%, 06/30/2019(c)	CAD	725	585	3.38%, 08/15/2026(c)	3,375	3,772
				Liberty Media Corp
Diversified Financial Services - 0.01%				2.25%, 09/30/2046(c)	180	186
Walter Investment Management Corp						$3,958
4.50%, 11/01/2019		$548	373	Oil & Gas - 0.16%
				Chesapeake Energy Corp
Electric - 0.03%				5.50%, 09/15/2026(c)	425	450
NRG Yield Inc				Cobalt International Energy Inc
3.25%, 06/01/2020(c)		225	216	2.63%, 12/01/2019	402	171
3.50%, 02/01/2019(c)		650	649	3.13%, 05/15/2024	2,371	782
			$865	Whiting Petroleum Corp
Electrical Components & Equipment - 0.02%				1.25%, 06/05/2020	221	286
General Cable Corp				1.25%, 06/05/2020	1,986	2,569
4.50%, 11/15/2029(a),(j)		75	57			$4,258
SunPower Corp				Oil & Gas Services - 0.03%
0.75%, 06/01/2018		575	519	Weatherford International Ltd
			$576	5.88%, 07/01/2021	700	758
Electronics - 0.04%
TTM Technologies Inc				Pharmaceuticals - 0.05%
1.75%, 12/15/2020		550	836	Herbalife Ltd
Vishay Intertechnology Inc				2.00%, 08/15/2019	900	825
2.25%, 11/15/2040		300	359	Impax Laboratories Inc
			$1,195	2.00%, 06/15/2022	730	583
Energy - Alternate Sources - 0.00%						$1,408
SunEdison Inc				REITS- 0.10%
0.00%, 10/01/2018(b)		400	12	Colony Capital Inc
0.00%, 01/15/2020(b),(c)		1,425	45	3.88%, 01/15/2021	625	623
0.00%, 01/01/2021(b)		725	23	Extra Space Storage LP
			$80	3.13%, 10/01/2035(c)	575	602
Food- 0.01%				Spirit Realty Capital Inc
Marine Harvest ASA				2.88%, 05/15/2019	825	856
0.88%, 05/06/2019	EUR	100	189	3.75%, 05/15/2021	150	157
				Starwood Property Trust Inc
Healthcare - Services - 0.19%				4.00%, 01/15/2019	350	393
Anthem Inc						$2,631
2.75%, 10/15/2042(a)		$2,450	4,810	Semiconductors - 0.77%
Brookdale Senior Living Inc				Cypress Semiconductor Corp
2.75%, 06/15/2018		395	382	4.50%, 01/15/2022(c)	160	179
			$5,192	Inphi Corp
Holding Companies - Diversified - 0.01%				1.13%, 12/01/2020(c)	225	293
RWT Holdings Inc				Integrated Device Technology Inc
5.63%, 11/15/2019		185	187	0.88%, 11/15/2022	475	485
				Intel Corp
Home Builders - 0.00%				3.25%, 08/01/2039	3,501	5,960
CalAtlantic Group Inc				Microchip Technology Inc
0.25%, 06/01/2019		85	79	2.13%, 12/15/2037	600	1,663
				Micron Technology Inc
Insurance - 0.00%				3.13%, 05/01/2032	300	615
MGIC Investment Corp				Novellus Systems Inc
2.00%, 04/01/2020		100	136	2.63%, 05/15/2041	3,708	11,530
				ON Semiconductor Corp
Internet - 0.29%				2.63%, 12/15/2026	300	336
LinkedIn Corp						$21,061
0.50%, 11/01/2019		665	663	Software - 0.00%
Palo Alto Networks Inc				Evolent Health Inc
0.00%, 07/01/2019(b)		1,225	1,635	2.00%, 12/01/2021(c),(f),(l)	130	130
Pandora Media Inc
1.75%, 12/01/2020(c)		100	97	Telecommunications - 0.06%
Twitter Inc				CalAmp Corp
0.25%, 09/15/2019		2,799	2,622	1.63%, 05/15/2020	105	100
VeriSign Inc				Ciena Corp
4.48%, 08/15/2037(j)		1,325	3,055	3.75%, 10/15/2018(c)	925	1,154
			$8,072	Viavi Solutions Inc
Investment Companies - 0.08%				0.63%, 08/15/2033	330	335
Aabar Investments PJSC						$1,589
1.00%, 03/27/2022	EUR	3,100	2,297

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value(000	's)
Transportation - 0.06%			Distribution & Wholesale (continued)
Echo Global Logistics Inc			O2 Partners LLC, Term Loan B
2.50%, 05/01/2020	$100	$97	0.00%, 10/04/2022(j),(n)	$833	$831
Hornbeck Offshore Services Inc					$2,663
1.50%, 09/01/2019	1,148	675	Diversified Financial Services - 0.04%
Ship Finance International Ltd			NXT Capital Inc, Term Loan B
5.75%, 10/15/2021	825	809	0.00%, 11/22/2022(j),(n)	1,000	1,000
		$1,581
TOTAL CONVERTIBLE BONDS		$60,529	Electric - 0.10%
SENIOR FLOATING RATE INTERESTS -	Principal		Star West Generation LLC, Term Loan B
5.01%	Amount (000's)	Value (000's)	5.75%, 03/13/2020(j)	803	663
Advertising - 0.15%			TEX Operations Co LLC, Term Loan B-
Affinion Group Inc, Term Loan B			EXIT
6.75%, 04/30/2018(j)	$4,125	$4,025	5.00%, 08/04/2023(j)	814	822
			TEX Operations Co LLC, Term Loan C-
Aerospace & Defense - 0.02%			EXIT
TransDigm Inc, Term Loan E			5.00%, 08/04/2023(j)	186	187
0.00%, 05/13/2022(j),(n)	65	65	WG Partners Acquisition LLC, Term Loan B
TransDigm Inc, Term Loan F			5.00%, 11/14/2023(j)	1,000	1,004
3.75%, 06/09/2023(j)	491	492			$2,676
		$557	Energy - Alternate Sources - 0.15%
Agriculture - 0.01%			SunEdison Inc, Term Loan
Pinnacle Operating Corp, Term Loan B			0.00%, 04/26/2017(j),(n)	2,510	2,516
4.75%, 11/14/2018(j)	163	131	11.50%, 04/21/2017(j)	1,699	1,708
					$4,224
Automobile Manufacturers - 0.09%			Engineering & Construction - 0.01%
Armor Merger Sub Corp, Term Loan B			Engility Corp, Term Loan B2
0.00%, 11/10/2023(j),(n)	1,000	970	5.77%, 08/04/2023(j)	248	250
CH Hold Corp, Term Loan
6.25%, 11/20/2019(j)	1,492	1,489	Entertainment - 0.11%
		$2,459	AMC Entertainment Holdings Inc, Term Loan
Building Materials - 0.14%			B
American Bath Group LLC, Term Loan			0.00%, 10/31/2023(j),(n)	65	65
6.75%, 09/30/2023(j)	1,500	1,496	Mohegan Tribal Gaming Authority, Term
Headwaters Inc, Term Loan B1			Loan B
4.00%, 03/24/2022(j)	444	446	0.00%, 09/30/2023(j),(n)	1,500	1,498
Quikrete Holdings Inc, Term Loan B			Scientific Games International Inc, Term Loan
0.00%, 11/03/2023(j),(n)	1,500	1,503	B1
0.00%, 11/03/2023(j),(n)	420	421	6.00%, 05/22/2020(j)	1,492	1,507
		$3,866			$3,070
Chemicals - 0.12%			Environmental Control - 0.01%
Huntsman International LLC, Term Loan B			GFL Environmental Inc, Term Loan B
0.00%, 04/01/2023(j),(n)	1,825	1,833	3.75%, 09/27/2023(j)	160	160
PQ Corp, Term Loan
0.00%, 11/04/2022(j),(n)	1,500	1,511	Food- 0.05%
		$3,344	US Foods Inc, Term Loan B
Commercial Services - 0.23%			4.00%, 06/15/2023(j)	1,496	1,504
Allied Universal Holdco LLC, Term Loan
4.75%, 07/27/2022(j)	958	956	Forest Products & Paper - 0.33%
Camelot Finance LP, Term Loan B			Verso Paper Holdings LLC, Term Loan
4.75%, 09/15/2023(j)	306	306	EXIT
Garda World Security Corp, Term Loan B			12.00%, 09/24/2021(e),(j)	9,800	9,065
5.50%, 11/08/2020(j)	1,500	1,473	Healthcare - Services - 0.27%
Harbortouch Payments LLC, Term Loan			21st Century Oncology Inc, Term Loan B
5.75%, 10/11/2023(j)	2,158	2,153	7.12%, 04/30/2022(j)	2,494	2,251
Oasis Outsourcing Holdings Inc, Term Loan			Envision Healthcare Corp, Term Loan
5.75%, 12/21/2027(j)	1,496	1,492	0.00%, 11/17/2023(j),(n)	190	190
		$6,380	Highland Acquisition Holdings LLC, Term
Computers - 0.08%			Loan
Conduent Finance Inc/Xerox Business			0.00%, 11/23/2022(j),(n)	1,000	943
Services LLC, Term Loan			inVentiv Health Inc, Term Loan
0.00%, 11/22/2023(j),(n)	810	812	4.75%, 09/29/2023(j)	1,140	1,142
Everi Payments Inc, Term Loan B			Quorum Health Corp, Term Loan
6.25%, 12/18/2020(j)	928	897	6.75%, 04/29/2022(j)	3,035	2,922
Western Digital Corp, Term Loan B					$7,448
4.50%, 04/29/2023(j)	576	582	Holding Companies - Diversified - 0.05%
		$2,291	Travelport Finance Luxembourg Sarl, Term
Distribution & Wholesale - 0.10%			Loan B
G-III Apparel Group Ltd, Term Loan B			5.00%, 09/02/2021(j)	1,460	1,469
0.00%, 10/05/2022(j),(n)	1,500	1,495
HD Supply Inc, Term Loan B			Insurance - 0.61%
3.63%, 10/16/2023(j)	335	337	Asurion LLC, Term Loan
			8.50%, 02/19/2021(j)	3,000	3,029

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Insurance (continued)				Oil & Gas Services - 0.16%
Confie Seguros Holding II Co, Term Loan B				CGG Holding US Inc, Term Loan
5.75%, 04/13/2022(j)		$2,158	$2,141	6.50%, 05/15/2019(j)	$4,584	$4,076
Cunningham Lindsey US Inc, Term Loan B				CJ Holding Co, Term Loan B2
5.00%, 10/18/2019(j)		3,934	3,295	0.00%, 03/24/2022(j),(n)	411	381
Hyperion Insurance Group Ltd, Term Loan B						$4,457
0.00%, 03/26/2022(j),(n)		1,000	993	Packaging & Containers - 0.11%
Lonestar Intermediate Super Holdings LLC,				ProAmpac LLC, Term Loan
PIK Term Loan				5.00%, 11/18/2022(j)	1,000	1,006
10.00%, PIK 10.00%, 08/10/2021(j),(o)		615	620	9.50%, 11/28/2024(j)	1,000	1,006
10.00%, PIK 10.00%, 08/10/2021(j),(o)		6,500	6,553	TricorBraun Inc, Term Loan
			$16,631	0.00%, 11/29/2017(j),(n)	91	91
Internet - 0.13%				0.00%, 11/29/2023(j),(n)	909	908
Ancestry.com Operations Inc, Term Loan B						$3,011
5.25%, 10/14/2023(j)		1,500	1,502	Pharmaceuticals - 0.16%
ProQuest LLC, Term Loan B				Valeant Pharmaceuticals International Inc,
5.75%, 09/24/2021(j)		1,492	1,491	Term Loan BF1
Uber Technologies Inc, Term Loan B				0.00%, 03/11/2022(j),(n)	1,896	1,879
5.00%, 07/07/2023(j)		600	604	Vizient Inc, Term Loan B
			$3,597	5.00%, 02/13/2023(j)	1,174	1,184
Leisure Products & Services - 0.11%				WD Wolverine Holdings LLC, Term Loan B
AMF Bowling Centers Inc, Term Loan				0.00%, 10/17/2023(j),(n)	1,500	1,455
11.00%, 02/16/2024(j)		1,500	1,515			$4,518
AMF Bowling Centers Inc, Term Loan B				Pipelines - 0.03%
6.00%, 08/17/2023(j)		1,500	1,491	Energy Transfer Equity LP, Term Loan
			$3,006	3.39%, 11/15/2019(j)	593	590
Lodging - 0.06%				Southcross Energy Partners LP, Term Loan B
Boyd Gaming Corp, Term Loan B2				5.25%, 07/29/2021(j)	290	223
4.42%, 08/16/2023(j)		153	154			$813
Diamond Resorts International Inc, Term Loan				Real Estate - 0.05%
B				DTZ US Borrower LLC, Term Loan B
7.00%, 08/17/2023(j)		1,500	1,489	0.00%, 11/04/2021(j),(n)	1,500	1,495
			$1,643
Machinery - Construction & Mining - 0.09%				Retail - 0.22%
Cortes NP Acquisition Corp, Term Loan				Bass Pro Group LLC, Term Loan
0.00%, 09/29/2023(j),(n)		2,504	2,477	0.00%, 11/15/2023(j),(n)	490	486
				Harbor Freight Tools USA Inc, Term Loan
Media- 0.03%				4.14%, 08/16/2023(j)	279	282
Altice US Finance I Corp, Term Loan B				Hoffmaster Group Inc, Term Loan
3.88%, 01/21/2025(j)		57	57	0.00%, 11/09/2023(j),(n)	1,000	1,000
CBS Radio Inc, Term Loan B				Innovative XCessories & Services LLC, Term
4.50%, 10/06/2023(j)		230	231	Loan
CSC Holdings LLC, Term Loan B				0.00%, 11/23/2022(j),(n)	1,000	1,002
3.88%, 09/06/2021(j)		45	45	Leslie's Poolmart Inc, Term Loan
Ziggo BV, Delay-Draw Term Loan B3-DD				5.25%, 08/09/2023(j)	1,500	1,511
3.70%, 01/15/2022(j)		19	19	Men's Wearhouse Inc/The, Term Loan B
Ziggo BV, Term Loan B1				0.00%, 04/15/2021(j),(n)	245	242
3.50%, 01/15/2022(j)		341	341	PetSmart Inc, Term Loan B
Ziggo BV, Term Loan B2				4.00%, 03/11/2022(j)	584	585
3.50%, 01/15/2022(j)		65	65	Serta Simmons Bedding LLC, Term Loan
			$758	0.00%, 10/20/2023(j),(n)	613	611
Metal Fabrication & Hardware - 0.05%				Talbots Inc/The, Term Loan B
Eco-Bat Technologies Ltd, PIK Term Loan				5.50%, 03/13/2020(j)	287	280
0.00%, PIK 11.00%, 03/31/2017(j),(n),(o)	EUR	5,610	1,298			$5,999
				Semiconductors - 0.06%
Miscellaneous Manufacturers - 0.02%				Cavium Inc, Term Loan
Gates Global LLC, Term Loan B				3.75%, 08/10/2022(j)	175	176
4.25%, 06/11/2021(j)		$622	618	NXP BV, Term Loan B
				3.41%, 12/07/2020(j)	60	60
Office & Business Equipment - 0.22%				Tessera Technologies Inc, Term Loan
Eastman Kodak Co, Term Loan EXIT				0.00%, 11/07/2023(j),(n)	1,500	1,497
7.25%, 09/03/2019(j)		5,968	5,983			$1,733
				Software - 0.29%
Oil & Gas - 0.12%				Blackboard Inc, Term Loan B4
California Resources Corp, Term Loan				6.00%, 06/30/2021(j)	1,500	1,488
11.37%, 12/31/2021(j)		695	756	Cengage Learning Inc, Term Loan B
Chesapeake Energy Corp, Term Loan				5.25%, 06/07/2023(j)	1,496	1,435
8.50%, 08/17/2021(j)		546	583	Donnelley Financial Solutions Inc, Term
Gulf Finance LLC, Term Loan B				Loan
6.25%, 08/17/2023(j)		1,639	1,612	5.00%, 09/26/2023(j)	265	266
Pacific Drilling SA, Term Loan B				DTI Holdco Inc, Term Loan B
4.50%, 05/18/2018(j)		994	306	6.25%, 09/23/2023(j)	2,500	2,462
			$3,257

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal				Maturity
(continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 10.49% Amount (000's)		Value(000	's)
Software (continued)				Banks- 10.49%
Genesys Telecommunications Laboratories				Barclays Bank PLC Repurchase Agreement on $	9,723	$9,723
Inc, Term Loan				securities sold short; (0.65)% dated
0.00%, 11/17/2023(j),(n)	$2,000	$2,010		11/29/2016 (collateralized by Oman
Rackspace Hosting Inc, Term Loan B				Government International Bond;
5.57%, 10/26/2023(j)	205	207		$9,679,000; 4.75%; dated 06/15/26)(t)
		$7,868		Barclays Bank PLC Repurchase Agreement on	4,929	4,931
Telecommunications - 0.39%				securities sold short; (0.80)% dated
Global Tel*Link Corp, Term Loan				11/15/2016 (collateralized by Saudi
5.00%, 05/23/2020(j)	1,281	1,263		Electricity Global Sukuk Co 2; $5,059,055;
9.00%, 11/23/2020(j)	2,500	2,419		3.47%; dated 04/08/23)(t)
Infoblox Inc, Term Loan				Merrill Lynch Repurchase Agreement on	17,762	17,762
6.00%, 11/03/2023(j)	1,050	1,031		securities sold short; 0.04% dated
Integra Telecom Holdings Inc, Term Loan B				11/30/2016 maturing 12/01/2016
5.25%, 08/14/2020(j)	1,133	1,134		(collateralized by United States Treasury
Telenet Financing USD LLC, Term Loan AF				Note/Bond; $17,899,215; 2.25%; dated
3.55%, 01/31/2025(j)	2,000	1,996		08/15/46)
Telesat Canada, Term Loan				Merrill Lynch Repurchase Agreement on	41,578	41,578
0.00%, 11/09/2023(j),(n)	2,000	2,002		securities sold short; (0.10)% dated
Windstream Services LLC, Term Loan				11/30/2016 maturing 12/01/2016
0.00%, 03/29/2021(j),(n)	750	746		(collateralized by United States Treasury
Windstream Services LLC, Term Loan B6				Note/Bond; $41,590,542; 1.63%; dated
0.00%, 03/29/2021(j),(n)	250	250		10/31/23)
		$10,841		Merrill Lynch Repurchase Agreement on	10,469	10,469
Transportation - 0.04%				securities sold short; 0.14% dated
OSG Bulk Ships Inc, Term Loan B-EXIT				11/30/2016 maturing 12/01/2016
5.25%, 07/22/2019(j)	178	174		(collateralized by United States Treasury
SIRVA Worldwide Inc, Term Loan				Note/Bond; $10,479,759; 1.38%; dated
0.00%, 11/18/2022(j),(n)	1,000	978		09/30/23)
		$1,152		Merrill Lynch Repurchase Agreement; 0.16%	8,845	8,845
TOTAL SENIOR FLOATING RATE INTERESTS		$137,737		dated 11/30/2016 maturing 12/01/2016
U.S. GOVERNMENT & GOVERNMENT	Principal			(collateralized by United States Treasury
AGENCY OBLIGATIONS - 12.47%	Amount (000's)	Value(000	's)	Note/Bond; $8,851,689; 1.13%; dated
Federal National Mortgage Association (FNMA) - 0.80%				09/30/21)
3.00%, 12/01/2046(p)	$22,000	$21,914		Merrill Lynch Repurchase Agreement on	5,752	5,752
				securities sold short; 0.20% dated
U.S. Treasury - 10.77%				11/30/2016 maturing 12/01/2016
0.75%, 04/30/2018(q)	1,000	996		(collateralized by United States Treasury
0.75%, 07/15/2019(m)	350	345		Note/Bond; $5,776,456; 3.13%; dated
0.75%, 08/15/2019(m)	10,590	10,427		02/15/42)
0.88%, 05/15/2019(m)	4,318	4,278		Merrill Lynch Repurchase Agreement on	1,514	1,514
0.88%, 09/15/2019(m)	697	688		securities sold short; 0.25% dated
1.13%, 06/30/2021(m)	5,470	5,302		11/15/2016 (collateralized by Turkey
1.13%, 07/31/2021(m)	2,251	2,179		Government International Bond;
				$1,511,717; 7.38%; dated 02/05/25)(t)
1.25%, 03/31/2021(m)	2,475	2,421
1.38%, 04/30/2021(m)	4,930	4,843		Merrill Lynch Repurchase Agreement on	1,611	1,611
1.38%, 05/31/2021(m)	4,762	4,676		securities sold short; 0.25% dated
1.50%, 08/15/2026	1,903	1,758		11/16/2016 (collateralized by Turkey
2.00%, 11/15/2026(m)	1,582	1,531		Government International Bond;
				$1,608,305; 7.38%; dated 02/05/25)(t)
2.13%, 11/30/2023(m)	52,458	52,261
2.50%, 05/15/2046	933	835		Merrill Lynch Repurchase Agreement on	641	641
2.88%, 11/15/2046(m)	34,244	33,282		securities sold short; (0.25)% dated
3.13%, 02/15/2043(m)	317	324		11/15/2016 (collateralized by Colombia
3.38%, 05/15/2044(m)	25,567	27,345		Government International Bond; $636,359;
				5.00%; dated 06/15/45)(t)
3.63%, 02/15/2044(m)	5,955	6,664
3.75%, 11/15/2043(m)	112,453	128,658		Merrill Lynch Repurchase Agreement on	61,294	61,294
5.00%, 05/15/2037(m)	5,230	7,073		securities sold short; 0.26% dated
		$295,886		11/30/2016 maturing 12/01/2016
				(collateralized by United States Treasury
U.S.Treasury Bill - 0.57%
0.32%, 01/05/2017 (r)	7,350	7,348		Note/Bond; $61,795,396; 2.50%; dated
0.39%, 01/12/2017(r)	850	849		05/15/46)
0.46%, 03/02/2017(r)	7,500	7,491		Merrill Lynch Repurchase Agreement on	51,840	51,840
				securities sold short; 0.26% dated
		$15,688		11/30/2016 maturing 12/01/2016
U.S. Treasury Strip - 0.33%
0.00%, 02/15/2044 (b),(j),(s)	15,617	6,782		(collateralized by United States Treasury
0.00%, 05/15/2044(b),(j),(s)	5,177	2,221		Note/Bond; $52,220,437; 3.13%; dated
				11/15/41)
		$9,003		Merrill Lynch Repurchase Agreement on	14,171	14,170
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				securities sold short; 0.26% dated
	OBLIGATIONS	$342,491		11/30/2016 maturing 12/01/2016
				(collateralized by United States Treasury
				Note/Bond; $14,301,734; 3.00%; dated
				11/15/45)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)				(a)	Security or a portion of the security was pledged as collateral for short
Merrill Lynch Repurchase Agreement; 0.26% $	4,467	$4,467			sales. At the end of the period, the value of these securities totaled
dated 11/30/2016 maturing 12/01/2016					$109,033 or 3.97% of net assets.
(collateralized by United States Treasury				(b)	Non-Income Producing Security
Note/Bond; $4,460,351; 0.88%; dated				(c)	Security exempt from registration under Rule 144A of the Securities Act of
09/15/19)					1933. These securities may be resold in transactions exempt from
Merrill Lynch Repurchase Agreement on	11,101	11,101			registration, normally to qualified institutional buyers. At the end of the
securities sold short; 0.27% dated					period, the value of these securities totaled $266,108 or 9.69% of net
11/30/2016 maturing 12/01/2016					assets.
(collateralized by United States Treasury				(d)	Security or a portion of the security was pledged to cover margin
Inflation Indexed Bonds; $11,136,457;					requirements for options contracts. At the end of the period, the value of
0.63%; dated 07/15/21)					these securities totaled $8,048 or 0.29% of net assets.
Merrill Lynch Repurchase Agreement on	23,455	23,455		(e)	Security is Illiquid. At the end of the period, the value of these securities
securities sold short; 0.27% dated					totaled $48,570 or 1.77% of net assets.
11/30/2016 maturing 12/01/2016				(f)	Fair value of these investments is determined in good faith by the Manager
(collateralized by United States Treasury					under procedures established and periodically reviewed by the Board of
Inflation Indexed Bonds; $23,458,398;					Directors. Inputs used in the valuation may be unobservable; however, not
0.13%; dated 04/15/21)					all securities are included in Level 3 of the fair value hierarchy. At the end
Merrill Lynch Repurchase Agreement on	654	654			of the period, the fair value of these securities totaled $22,275 or 0.81% of
securities sold short; 0.28% dated					net assets.
11/30/2016 maturing 12/01/2016				(g)	Restricted Security. Please see Restricted Security Sub-Schedule for more
(collateralized by United States Treasury					information.
Note/Bond; $654,200; 1.38%; dated01/31/21)				(h)	Security or a portion of the security was pledged to cover margin
					requirements for swap and/or swaption contracts. At the end of the period,
Merrill Lynch Repurchase Agreement; 0.34%	2,414	2,414			the value of these securities totaled $20,419 or 0.74% of net assets.
dated 11/30/2016 maturing 12/01/2016				(i)	Perpetual security. Perpetual securities pay an indefinite stream of
(collateralized by United States Treasury					interest, but they may be called by the issuer at an earlier date.
Note/Bond; $2,419,233; 1.38%; dated				(j)	Variable Rate. Rate shown is in effect at November 30, 2016.
04/30/21)				(k)	Security is an Interest Only Strip.
Merrill Lynch Repurchase Agreement on	6,111	6,111		(l)	Security purchased on a when-issued basis.
securities sold short; 0.35% dated				(m)	Security or portion of the security was pledged as collateral for reverse
11/30/2016 maturing 12/01/2016					repurchase agreements. At the end of the period, the value of these
(collateralized by United States Treasury					securities totaled $245,568 or 8.94% of net assets.
Inflation Indexed Bonds; $6,128,086;				(n)	This Senior Floating Rate Note will settle after November 30, 2016, at
1.25%; dated 07/15/20)					which time the interest rate will be determined.
Merrill Lynch Repurchase Agreement on	1,155	1,156		(o)	Payment in kind; the issuer has the option of paying additional securities
securities sold short; (0.35)% dated					in lieu of cash.
09/27/2016 (collateralized by Colombia				(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Government International Bond;					Notes to Financial Statements for additional information.
$1,006,071; 5.00%; dated 06/15/45)(t)				(q)	Security or a portion of the security was pledged to cover margin
Merrill Lynch Repurchase Agreement on	346	346			requirements for futures contracts. At the end of the period, the value of
securities sold short; (0.45)% dated					these securities totaled $747 or 0.03% of net assets.
10/24/2016 (collateralized by Turkey				(r)	Rate shown is the discount rate of the original purchase.
Government International Bond; $323,458;				(s)	Security is a Principal Only Strip.
7.38%; dated 02/05/25)(t)				(t)	Although the maturity date of the repurchase agreement is open-ended
Merrill Lynch Repurchase Agreement;	4,967	4,967			through the maturity date of the collateral, the Fund has a right to
(0.69)% dated 11/30/2016 maturing					terminate the repurchase agreement and demand repayment from the
12/01/2016 (collateralized by United States					counterparty at any time with two days' notice or less. During periods of
Treasury Note/Bond; $4,970,485; 2.00%;					high demand for the collateral security, the fund may also pay the
dated 11/15/26)					counterparty a fee.
Merrill Lynch Repurchase Agreement on	585	587
securities sold short; (1.85)% dated
09/20/2016 (collateralized by Republic of					Portfolio Summary (unaudited)
South Africa Government International				Sector	Percent
Bond; $529,453; 5.38%; dated 07/24/44)(t)				Investment Companies	23.63%
Merrill Lynch Repurchase Agreement on	609	610		Financial	21.70%
securities sold short; (1.85)% dated				Government	17.45%
10/14/2016 (collateralized by Republic of				Consumer, Non-cyclical	9.75%
South Africa Government International				Communications	6.99%
Bond; $578,218; 5.38%; dated 07/24/44)(t)				Consumer, Cyclical	6.64%
Merrill Lynch Repurchase Agreement on	2,214	2,184		Industrial	6.33%
securities sold short; 7.00% dated				Technology	6.07%
09/14/2016 (collateralized by Republic of				Energy	5.32%
South Africa Government Bond;				Mortgage Securities	3.84%
$2,113,140; 6.75%; dated 03/31/21)(t)				Basic Materials	3.61%
		$288,182		Asset Backed Securities	2.34%
TOTAL REPURCHASE AGREEMENTS		$288,182		Utilities	1.62%
TOTAL PURCHASED OPTIONS - 0.29%		$7,918		Purchased Options	0.29%
TOTAL PURCHASED INTEREST RATE SWAPTIONS -				Diversified	0.15%
0.00%		$87		Purchased Interest Rate Swaptions	0.00%
Total Investments		$3,179,757		Investments Sold Short	(23.72)%
Other Assets and Liabilities - (15.73)%		$(432,259)		Other Assets and Liabilities	7.99%
TOTAL NET ASSETS - 100.00%		$2,747,498		TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Restricted Securities

Security Name			Trade Date			Cost		Value	Percent of Net Assets
Airbnb, Inc			06/24/2015			$157		$177		0.01%
Birst Inc			03/03/2015			123		110		0.00%
Cloudera Inc			02/05/2014			55		73		0.00%
DraftKings Inc			12/04/2014			52		67		0.00%
DraftKings Inc Term Notes			12/22/2015			27		31		0.00%
Dropbox Inc			01/28/2014			51		38		0.00%
Forescout Tech Inc			11/24/2015			109		108		0.00%
Forward Venture Services LLC			11/20/2014			170		239		0.01%
General Assembly Space, Inc			07/31/2015			107		107		0.00%
Jand Inc			04/23/2015			19		15		0.00%
Jand Inc			04/23/2015			43		33		0.00%
Klarna Holding AB			08/07/2015			89		84		0.00%
Lithium Technologies Inc			04/16/2015			290		310		0.01%
Marklogic Corp			04/27/2015			172		155		0.01%
Nutanix Inc			08/25/2014			48		114		0.00%
Pinterest Inc			03/16/2015			627		489		0.02%
Redfin Corp			12/15/2014			97		115		0.00%
Trade Desk Preferred			02/09/2016			89		151		0.01%
Uber Technologies Inc			06/05/2014			236		741		0.03%
Veracode Inc			08/26/2014			112		140		0.01%
WeWork Cos Inc			12/08/2014			16		49		0.00%
WeWork Cos Inc Series D-1			12/08/2014			81		245		0.01%
WeWork Cos Inc Series D-2			12/08/2014			64		192		0.01%
Zuora Inc			01/15/2015			156		166		0.01%

Amounts in thousands

Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		November 30,	Receive	Expiration	Notional		Premiums	Appreciation/	Fair Value
Counterparty (Issuer)	Reference Entity	2016 (a)	Fixed Rate	Date		Amount	Paid/(Received)	(Depreciation)	Asset Liability
Bank of America NA	Turkey Government	2.85%	(1.00)%	12/20/2021		$2,450	$191	$16	$207	$—
	International Bond
Barclays Bank PLC	AngloGold Ashanti	2.13%	(1.00)%	09/21/2020		10,000	903	(504)	399	—
	Holdings PLC
Barclays Bank PLC	Enel SpA	1.06%	(1.00)%	12/20/2021	EUR	1,150	6	(2)	4	—
Barclays Bank PLC	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$1,110	20	(15)	5	—
Citigroup Inc	Federation of	1.60%	(1.00)%	12/20/2021		7,300	241	(37)	204	—
	Malaysia
Deutsche Bank AG	China Government	1.07%	(1.00)%	06/20/2021		1,200	6	(2)	4	—
	International Bond
Goldman Sachs & Co	Assured Guaranty	1.54%	(5.00)%	12/20/2021		5,000	(752)	(64)	—	(816)
	Municipal Corp
Goldman Sachs & Co	Avon Products Inc	5.92%	(1.00)%	12/20/2021		2,000	131	(51)	80	—
Goldman Sachs & Co	Best Buy Co Inc	1.42%	(5.00)%	12/20/2021		5,000	(728)	(121)	—	(849)
Goldman Sachs & Co	Gap Inc/The	2.78%	(1.00)%	12/20/2021		5,000	560	(152)	408	—
Goldman Sachs & Co	Goodyear Tire &	1.79%	(5.00)%	12/20/2021		2,000	(315)	13	—	(302)
	Rubber Co/The
Goldman Sachs & Co	Hertz Corp/The	5.65%	(5.00)%	12/20/2021		2,000	(71)	126	55	—
Goldman Sachs & Co	International Lease	1.50%	(5.00)%	12/20/2021		2,000	(307)	(22)	—	(329)
	Finance Corp
Goldman Sachs & Co	JC Penny Corp Inc	5.57%	(5.00)%	12/20/2021		2,000	53	(5)	48	—
Goldman Sachs & Co	Nordstrom Inc	1.27%	(1.00)%	12/20/2021		3,000	81	(42)	39	—
Goldman Sachs & Co	Staples Inc	2.04%	(1.00)%	12/20/2021		4,000	265	(70)	195	—
HSBC Securities Inc	Federation of	1.60%	(1.00)%	12/20/2021		16,700	551	(85)	466	—
	Malaysia
HSBC Securities Inc	Turkey Government	2.85%	(1.00)%	12/20/2021		19,500	1,525	126	1,651	—
	International Bond
JP Morgan Chase	Enel SpA	1.06%	(1.00)%	12/20/2021	EUR	1,150	7	(3)	4	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.68%	(1.00)%	12/20/2021		1,150	40	—	40	—
JP Morgan Chase	Intesa Sanpaolo SpA	1.68%	(1.00)%	12/20/2021		1,150	44	(4)	40	—
Morgan Stanley & Co	ITRAXX.ASIA	N/A	(1.00)%	06/20/2021		$2,260	41	(32)	9	—
Total							$2,492	$(930)	$3,858	$(2,296)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Credit Default Swaps (continued)

Sell Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		November 30,	Receive	Expiration	Notional		Premiums	Appreciation/	Fair Value (c)
Counterparty (Issuer)	Reference Entity	2016 (a)	Fixed Rate	Date	Amount (b)		Paid/(Received)	(Depreciation)	Asset Liability
Citigroup Inc	Argentine Republic	4.09%	5.00%	06/20/2021		$10,000	$479	$(110)	$369	$—
	Government
	International Bond
Citigroup Inc	Indonesia	1.68%	1.00%	12/20/2021		16,750	(530)	(4)	—	(534)
	Government
	International Bond
HSBC Securities Inc	Croatia Government	1.80%	1.00%	09/20/2020		10,000	(581)	289	—	(292)
	International Bond
JP Morgan Chase	Argentine Republic	4.09%	5.00%	06/20/2021		7,000	408	(150)	258	—
	Government
	International Bond
Total							$(224)	$25	$627	$(826)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		November 30,	Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	2016 (a)	Fixed Rate	Date	Amount		Paid/(Received)	(Depreciation)	Fair Value
	CDX.NA.HY.27	N/A	(5.00)%	12/20/2021		$7,400	$(306)	$(49)		$(355)
	CDX.NA.HY.27	N/A	(5.00)%	12/20/2021		7,350	(304)	(49)		(353)
	CDX.NA.HY.27	N/A	(5.00)%	12/20/2021		2,550	(106)	(16)		(122)
	CDX.NA.IG.27	N/A	(1.00)%	12/20/2021		10,000	(119)	(11)		(130)
	ITX.EX.5.26	N/A	(5.00)%	12/20/2021	EUR	8,000	(641)	28		(613)
Total							$(1,476)	$(97)		$(1,573)

Sell Protection
		Implied
		Credit Spread
		as of	(Pay)/				Upfront	Unrealized
		November 30,	Receive	Expiration	Notional		Premiums	Appreciation/
	Reference Entity	2016 (a)	Fixed Rate	Date	Amount (b)		Paid/(Received)	(Depreciation)	Fair Value (c)
	CDX.NA.HY.27	N/A	5.00%	12/20/2021		$3,850	$148	$37		$185
	ITX.EX.5.25	N/A	5.00%	12/20/2021	EUR	3,100	261	(24)		237
Total							$409	$13		$422

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $47,600 and 3,100 EUR.

(c) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/22/2016	JPY	6,164,608,000	$60,182	$53,963	$—	$(6,219)
Bank of America NA	12/23/2016	AUD	92,295,000	69,990	68,106	1	(1,885)
Bank of America NA	12/23/2016	CAD	14,915,000	11,299	11,107	—	(192)
Bank of America NA	12/23/2016	CHF	21,958,000	22,558	21,640	—	(918)
Bank of America NA	12/23/2016	EUR	61,571,000	68,472	65,333	5	(3,144)
Bank of America NA	12/23/2016	GBP	14,258,000	17,849	17,851	194	(192)
Bank of America NA	12/23/2016	MXN	48,291,000	2,463	2,341	1	(123)
Bank of America NA	12/23/2016	NZD	29,700,000	21,569	21,014	1	(556)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Bank of New York Mellon	12/01/2016	AUD	101,560	$75	$75	$—	$—
Bank of New York Mellon	12/05/2016	EUR	17,113,450	19,120	18,141	—	(979)
Bank of New York Mellon	12/16/2016	EUR	4,252,272	4,636	4,510	—	(126)
Bank of New York Mellon	12/21/2016	EUR	695,000	756	737	—	(19)
Bank of New York Mellon	01/18/2017	ZAR	1,717,760	119	121	2	—
Barclays Bank PLC	12/02/2016	BRL	1,710,771	494	506	12	—
Barclays Bank PLC	12/02/2016	CAD	709,944	526	529	3	—
Barclays Bank PLC	12/02/2016	JPY	59,268,071	525	518	—	(7)
Barclays Bank PLC	12/02/2016	MXN	5,432,632	263	264	1	—
Barclays Bank PLC	12/02/2016	PLN	10,991,527	2,629	2,616	1	(14)
Barclays Bank PLC	12/13/2016	BRL	3,699,945	1,149	1,091	—	(58)
Barclays Bank PLC	12/13/2016	HUF	104,659,176	381	355	—	(26)
Barclays Bank PLC	12/13/2016	MXN	13,721,678	721	666	—	(55)
Barclays Bank PLC	12/13/2016	PLN	1,283,503	332	305	—	(27)
Barclays Bank PLC	12/13/2016	ZAR	14,875,033	1,094	1,054	—	(40)
Barclays Bank PLC	12/16/2016	CAD	976,000	729	727	—	(2)
Barclays Bank PLC	12/16/2016	MXN	14,179,905	747	688	—	(59)
Barclays Bank PLC	12/19/2016	AUD	1,807,000	1,342	1,334	—	(8)
Barclays Bank PLC	12/19/2016	CAD	6,754,067	5,022	5,030	10	(2)
Barclays Bank PLC	12/19/2016	JPY	224,975,366	2,031	1,969	—	(62)
Barclays Bank PLC	12/19/2016	NOK	10,999,963	1,293	1,292	—	(1)
Barclays Bank PLC	12/19/2016	NZD	1,647,000	1,163	1,165	3	(1)
Barclays Bank PLC	12/19/2016	SEK	5,519,608	599	599	—	—
Barclays Bank PLC	12/20/2016	MXN	37,768,069	1,914	1,832	—	(82)
Barclays Bank PLC	12/21/2016	GBP	310,000	376	388	12	—
Barclays Bank PLC	01/04/2017	CNY	14,771,188	2,188	2,134	—	(54)
Barclays Bank PLC	01/17/2017	BRL	1,731,272	494	505	11	—
Barclays Bank PLC	02/16/2017	CNY	77,330,210	11,519	11,123	—	(396)
Barclays Bank PLC	03/27/2017	PHP	135,947,485	2,756	2,693	—	(63)
Barclays Bank PLC	09/25/2017	EUR	952,625	1,086	1,025	—	(61)
Barclays Bank PLC	09/25/2017	GBP	775,615	1,021	977	—	(44)
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,654	1,569	—	(85)
Citigroup Inc	12/21/2016	AUD	30,267,000	22,871	22,336	—	(535)
Citigroup Inc	12/21/2016	BRL	23,663,001	7,094	6,960	1	(135)
Citigroup Inc	12/21/2016	CAD	25,937,624	19,704	19,315	8	(397)
Citigroup Inc	12/21/2016	CHF	2,716,120	2,731	2,676	1	(56)
Citigroup Inc	12/21/2016	CLP	2,929,445,000	4,441	4,330	—	(111)
Citigroup Inc	12/21/2016	CNY	4,588,676	667	664	—	(3)
Citigroup Inc	12/21/2016	COP	1,007,132,000	340	326	—	(14)
Citigroup Inc	12/21/2016	CZK	10,100,000	418	397	—	(21)
Citigroup Inc	12/21/2016	DKK	2,109,000	314	301	—	(13)
Citigroup Inc	12/21/2016	EUR	25,319,715	28,282	26,864	—	(1,418)
Citigroup Inc	12/21/2016	GBP	10,928,751	13,641	13,682	61	(20)
Citigroup Inc	12/21/2016	HKD	9,134,000	1,178	1,178	—	—
Citigroup Inc	12/21/2016	HUF	909,857,000	3,289	3,086	—	(203)
Citigroup Inc	12/21/2016	IDR	11,903,316,000	887	876	—	(11)
Citigroup Inc	12/21/2016	ILS	7,349,000	1,925	1,920	8	(13)
Citigroup Inc	12/21/2016	INR	170,804,000	2,523	2,488	—	(35)
Citigroup Inc	12/21/2016	JPY	4,272,813,003	41,879	37,400	—	(4,479)
Citigroup Inc	12/21/2016	KRW	7,805,099,278	6,944	6,649	—	(295)
Citigroup Inc	12/21/2016	MXN	261,959,000	13,409	12,703	3	(709)
Citigroup Inc	12/21/2016	MYR	6,479,000	1,496	1,447	—	(49)
Citigroup Inc	12/21/2016	NOK	67,480,000	8,256	7,929	—	(327)
Citigroup Inc	12/21/2016	NZD	42,360,997	30,754	29,974	1	(781)
Citigroup Inc	12/21/2016	PHP	27,325,045	579	548	—	(31)
Citigroup Inc	12/21/2016	PLN	30,316,001	7,863	7,214	—	(649)
Citigroup Inc	12/21/2016	SEK	1,013,000	120	110	—	(10)
Citigroup Inc	12/21/2016	SGD	2,211,719	1,562	1,543	—	(19)
Citigroup Inc	12/21/2016	TRY	41,341,000	13,533	11,982	—	(1,551)
Citigroup Inc	12/21/2016	TWD	72,575,997	2,315	2,274	—	(41)
Citigroup Inc	12/21/2016	ZAR	94,116,998	6,574	6,661	111	(24)
Citigroup Inc	03/15/2017	AUD	3,515,118	2,623	2,589	—	(34)
Citigroup Inc	03/15/2017	CAD	1,179,540	880	879	—	(1)
Citigroup Inc	03/15/2017	CNY	29,000	4	4	—	—
Citigroup Inc	03/15/2017	HKD	2,017,352	261	261	—	—
Citigroup Inc	03/15/2017	IDR	858,896,775	62	62	—	—
Citigroup Inc	03/15/2017	INR	15,541,477	224	224	—	—
Citigroup Inc	03/15/2017	JPY	202,896,756	1,812	1,783	—	(29)
Citigroup Inc	03/15/2017	KRW	690,000,000	589	586	—	(3)
Citigroup Inc	03/15/2017	MXN	1,000,000	48	48	—	—
Citigroup Inc	03/15/2017	NZD	5,453,218	3,881	3,848	—	(33)
Citigroup Inc	03/15/2017	PLN	10,000	2	2	—	—
Citigroup Inc	03/15/2017	TRY	179,000	51	51	—	—

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	03/15/2017	TWD	2,720,679	$85	$85	$—	$—
Citigroup Inc	03/15/2017	ZAR	2,395,247	167	167	—	—
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Credit Suisse	12/21/2016	JPY	1,785,300,452	17,824	15,627	—	(2,197)
HSBC Securities Inc	12/21/2016	EUR	1,126,000	1,268	1,195	—	(73)
HSBC Securities Inc	12/21/2016	JPY	167,989,260	1,634	1,470	—	(164)
JPMorgan Chase	12/21/2016	CHF	47,000	47	46	—	(1)
JPMorgan Chase	12/21/2016	EUR	2,223,000	2,444	2,359	—	(85)
Merrill Lynch	12/07/2016	HUF	1,024,000,000	3,698	3,470	—	(228)
Morgan Stanley & Co	12/14/2016	SEK	30,900,000	3,400	3,354	—	(46)
Morgan Stanley & Co	12/28/2016	MXN	95,600,000	4,659	4,632	—	(27)
Morgan Stanley & Co	12/29/2016	NOK	53,500,000	6,235	6,287	52	—
Morgan Stanley & Co	12/30/2016	NOK	29,600,000	3,680	3,479	—	(201)
RBC Dominion Securities	12/21/2016	EUR	6,920,000	7,819	7,342	—	(477)
RBC Dominion Securities	12/21/2016	GBP	604,000	784	756	—	(28)
State Street Financial	12/21/2016	JPY	167,989,000	1,635	1,470	—	(165)
Stifel, Nicolaus & Company	12/15/2016	BRL	30,000,000	8,881	8,838	—	(43)
Stifel, Nicolaus & Company	12/15/2016	ZAR	93,000,000	6,676	6,590	—	(86)
Total						$503	$(31,371)
						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/22/2016	JPY	5,820,267,000	$53,801	$50,949	$2,852	$—
Bank of America NA	12/23/2016	AUD	39,029,000	29,394	28,800	596	(2)
Bank of America NA	12/23/2016	CAD	73,275,000	55,548	54,569	983	(4)
Bank of America NA	12/23/2016	CHF	54,370,000	55,440	53,583	1,857	—
Bank of America NA	12/23/2016	EUR	108,583,000	120,372	115,217	5,155	—
Bank of America NA	12/23/2016	GBP	45,568,000	59,094	57,050	2,234	(190)
Bank of America NA	12/23/2016	MXN	281,369,000	14,488	13,641	847	—
Bank of America NA	12/23/2016	NZD	3,805,000	2,726	2,692	36	(2)
Bank of New York Mellon	12/01/2016	EUR	23,260	25	25	—	—
Bank of New York Mellon	12/01/2016	GBP	2,150	3	3	—	—
Bank of New York Mellon	12/05/2016	EUR	28,783,925	32,005	30,512	1,493	—
Bank of New York Mellon	12/16/2016	EUR	19,596,089	21,284	20,786	498	—
Bank of New York Mellon	12/21/2016	CHF	3,000,000	3,097	2,956	141	—
Bank of New York Mellon	12/21/2016	EUR	10,000,000	11,294	10,610	684	—
Bank of New York Mellon	12/21/2016	GBP	2,355,000	3,103	2,948	155	—
Bank of New York Mellon	01/18/2017	ZAR	6,275,770	430	442	—	(12)
Bank of New York Mellon	03/10/2017	EUR	5,784,650	6,427	6,160	267	—
Bank of New York Mellon	03/17/2017	EUR	5,260,250	5,948	5,604	344	—
Bank of New York Mellon	03/31/2017	EUR	5,785,000	6,434	6,167	267	—
Bank of New York Mellon	05/12/2017	EUR	6,410,750	6,852	6,849	3	—
Bank of New York Mellon	05/19/2017	EUR	6,400,540	6,843	6,840	3	—
Bank of New York Mellon	09/25/2017	GBP	930,815	1,225	1,173	52	—
Barclays Bank PLC	12/02/2016	BRL	1,695,655	494	501	—	(7)
Barclays Bank PLC	12/02/2016	CAD	3,891,267	2,890	2,897	—	(7)
Barclays Bank PLC	12/02/2016	MXN	11,872,947	578	577	1	—
Barclays Bank PLC	12/02/2016	PLN	6,567,053	1,576	1,562	14	—
Barclays Bank PLC	12/09/2016	NZD	1,576,500	1,114	1,116	—	(2)
Barclays Bank PLC	12/13/2016	MXN	13,721,678	710	666	44	—
Barclays Bank PLC	12/13/2016	TRY	4,442,699	1,424	1,290	134	—
Barclays Bank PLC	12/16/2016	CAD	976,000	747	727	20	—
Barclays Bank PLC	12/16/2016	MXN	14,179,905	734	688	46	—
Barclays Bank PLC	12/19/2016	AUD	3,614,000	2,669	2,667	2	—
Barclays Bank PLC	12/19/2016	CAD	5,177,586	3,855	3,856	—	(1)
Barclays Bank PLC	12/19/2016	NOK	998,151	116	117	—	(1)
Barclays Bank PLC	12/19/2016	NZD	2,391,000	1,679	1,692	—	(13)
Barclays Bank PLC	12/19/2016	SEK	20,193,642	2,185	2,193	—	(8)
Barclays Bank PLC	12/20/2016	MXN	37,768,068	1,931	1,831	100	—
Barclays Bank PLC	12/21/2016	GBP	2,421,000	3,229	3,031	198	—
Barclays Bank PLC	01/04/2017	CNY	14,771,188	2,205	2,133	72	—
Barclays Bank PLC	01/17/2017	BRL	1,733,940	494	506	—	(12)
Barclays Bank PLC	02/02/2017	TRY	648,001	189	186	3	—
Barclays Bank PLC	02/06/2017	TRY	767,089	219	220	—	(1)
Barclays Bank PLC	02/16/2017	CNY	77,330,210	11,515	11,122	393	—
Barclays Bank PLC	03/27/2017	PHP	136,520,131	2,758	2,705	53	—
Barclays Bank PLC	09/25/2017	EUR	952,625	1,091	1,025	66	—
Barclays Bank PLC	09/25/2017	GBP	775,615	1,201	977	224	—
Barclays Bank PLC	11/03/2017	EUR	1,454,910	1,653	1,569	84	—
Citigroup Inc	12/15/2016	ARS	77,100,000	4,759	4,814	—	(55)
Citigroup Inc	12/21/2016	AUD	13,588,118	10,203	10,028	176	(1)
Citigroup Inc	12/21/2016	BRL	9,165,000	2,740	2,695	54	(9)
Citigroup Inc	12/21/2016	CAD	24,627,066	18,582	18,340	246	(4)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/21/2016	CHF	20,733,000	$21,343	$20,429	$914	$—
Citigroup Inc	12/21/2016	CLP	3,182,617,000	4,702	4,704	13	(15)
Citigroup Inc	12/21/2016	CNY	8,074,000	1,191	1,169	22	—
Citigroup Inc	12/21/2016	COP	840,203,000	266	272	—	(6)
Citigroup Inc	12/21/2016	CZK	30,000,000	1,220	1,180	42	(2)
Citigroup Inc	12/21/2016	DKK	1,021,000	154	146	8	—
Citigroup Inc	12/21/2016	EUR	49,797,138	54,895	52,834	2,063	(2)
Citigroup Inc	12/21/2016	GBP	15,010,998	19,300	18,793	612	(105)
Citigroup Inc	12/21/2016	HKD	6,047,352	780	780	—	—
Citigroup Inc	12/21/2016	HUF	972,345,002	3,493	3,298	195	—
Citigroup Inc	12/21/2016	IDR	7,483,093,775	549	551	1	(3)
Citigroup Inc	12/21/2016	ILS	17,820,000	4,733	4,655	82	(4)
Citigroup Inc	12/21/2016	INR	101,819,477	1,496	1,483	14	(1)
Citigroup Inc	12/21/2016	JPY	3,107,195,756	29,658	27,198	2,460	—
Citigroup Inc	12/21/2016	KRW	15,391,505,000	13,510	13,112	399	(1)
Citigroup Inc	12/21/2016	MXN	176,042,000	8,993	8,536	495	(38)
Citigroup Inc	12/21/2016	MYR	6,479,000	1,531	1,447	88	(4)
Citigroup Inc	12/21/2016	NOK	10,920,998	1,322	1,283	39	—
Citigroup Inc	12/21/2016	NZD	20,144,218	14,460	14,253	219	(12)
Citigroup Inc	12/21/2016	PHP	47,684,000	986	956	30	—
Citigroup Inc	12/21/2016	PLN	34,528,000	8,549	8,216	333	—
Citigroup Inc	12/21/2016	SEK	159,846,003	18,822	17,360	1,463	(1)
Citigroup Inc	12/21/2016	SGD	10,810,000	7,914	7,544	370	—
Citigroup Inc	12/21/2016	TRY	41,341,000	13,065	11,982	1,083	—
Citigroup Inc	12/21/2016	TWD	69,952,679	2,206	2,192	17	(3)
Citigroup Inc	12/21/2016	ZAR	30,635,247	2,156	2,169	15	(28)
Citigroup Inc	03/15/2017	CAD	104,000	77	77	—	—
Citigroup Inc	03/15/2017	CHF	817,120	808	809	—	(1)
Citigroup Inc	03/15/2017	CNY	3,126,676	449	449	—	—
Citigroup Inc	03/15/2017	CZK	4,000,000	158	158	—	—
Citigroup Inc	03/15/2017	EUR	1,694,961	1,808	1,806	2	—
Citigroup Inc	03/15/2017	GBP	5,021,751	6,282	6,298	—	(16)
Citigroup Inc	03/15/2017	HKD	90,000	12	12	—	—
Citigroup Inc	03/15/2017	JPY	21,077,520	188	185	3	—
Citigroup Inc	03/15/2017	KRW	2,018,967,278	1,729	1,716	13	—
Citigroup Inc	03/15/2017	PHP	4,710,045	93	93	—	—
Citigroup Inc	03/15/2017	PLN	300,000	71	71	—	—
Citigroup Inc	03/15/2017	SGD	1,711,719	1,202	1,195	7	—
Citigroup Inc	03/15/2017	TRY	400,000	114	114	—	—
Citigroup Inc	03/16/2017	HUF	100,000,000	341	340	1	—
Citigroup Inc	04/05/2017	EUR	1,500	2	2	—	—
Commonwealth Bank of Australia	12/14/2016	NZD	5,500,000	4,014	3,893	121	—
Commonwealth Bank of Australia	12/21/2016	EUR	6,463,000	7,282	6,857	425	—
Credit Suisse	12/21/2016	EUR	6,463,000	7,282	6,857	425	—
Credit Suisse	01/27/2017	COP	3,330,000,000	1,041	1,073	—	(32)
Credit Suisse	02/23/2017	IDR	33,300,000,000	2,412	2,412	—	—
Deutsche Bank AG	12/12/2016	GBP	1,046,000	1,290	1,309	—	(19)
Deutsche Bank AG	12/16/2016	EUR	412,000	443	437	6	—
Deutsche Bank AG	12/30/2016	EUR	395,000	418	419	—	(1)
Deutsche Bank AG	04/28/2017	PLN	9,350,000	2,427	2,223	204	—
Merrill Lynch	12/07/2016	EUR	3,270,000	3,635	3,467	168	—
Merrill Lynch	12/14/2016	BRL	3,500,000	1,084	1,031	53	—
Merrill Lynch	12/14/2016	KRW	4,525,000,000	3,985	3,861	124	—
Merrill Lynch	12/14/2016	MXN	10,000,000	495	485	10	—
Merrill Lynch	12/28/2016	EUR	6,700,000	7,122	7,111	11	—
Merrill Lynch	09/19/2017	CNY	42,100,000	6,132	5,958	174	—
Morgan Stanley & Co	12/28/2016	CAD	6,600,000	4,919	4,916	3	—
Morgan Stanley & Co	12/30/2016	CAD	8,235,000	6,140	6,133	7	—
Morgan Stanley & Co	12/30/2016	MXN	3,597,635	174	174	—	—
Morgan Stanley & Co	01/05/2017	BRL	7,900,000	2,347	2,313	34	—
Morgan Stanley & Co	01/09/2017	MXN	45,700,000	2,365	2,211	154	—
Morgan Stanley & Co	02/09/2017	GBP	200,000	249	251	—	(2)
RBC Dominion Securities	12/21/2016	EUR	6,463,000	7,279	6,857	422	—
Royal Bank of Scotland PLC	12/21/2016	JPY	6,730,971,000	66,424	58,917	7,507	—
State Street Financial	12/21/2016	EUR	6,461,000	7,278	6,855	423	—
Stifel, Nicolaus & Company	12/15/2016	BRL	60,300,000	17,415	17,764	—	(349)
Stifel, Nicolaus & Company	12/15/2016	IDR	72,250,000,000	5,289	5,322	—	(33)
Stifel, Nicolaus & Company	12/15/2016	KRW	8,000,000,000	6,745	6,824	—	(79)
Stifel, Nicolaus & Company	12/15/2016	PEN	9,100,000	2,655	2,663	—	(8)
Stifel, Nicolaus & Company	12/15/2016	SGD	10,000,000	7,015	6,978	37	—
Stifel, Nicolaus & Company	12/15/2016	TRY	43,500,000	12,855	12,625	243	(13)
Stifel, Nicolaus & Company	12/15/2016	ZAR	93,000,000	6,538	6,590	—	(52)
Stifel, Nicolaus & Company	11/22/2017	CNY	70,000,000	9,860	9,863	—	(3)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For	Fair Value	Asset	Liability
Total						$41,951	$(1,164)

Amounts in thousands except contracts

Futures Contracts

							Unrealized
Type	Long/Short		Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
3 Month Euro Swiss; June 2017		Short	3	$744		$744	$—
3 Month Euro Swiss; March 2017		Short	5	1,240		1,240	—
3 Month Euro Swiss; September 2017		Short	2	496		496	—
30 Day Federal Funds; March 2017		Long	93	38,526		38,492	(34)
90 Day Eurodollar; December 2016		Short	162	40,127		40,099	28
90 Day Eurodollar; December 2017		Short	34	8,389		8,381	8
90 Day Eurodollar; December 2017		Short	2,189	541,041		539,616	1,425
90 Day Eurodollar; December 2017		Long	61	15,065		15,037	(28)
90 Day Eurodollar; December 2019		Short	21	5,143		5,137	6
90 Day Eurodollar; June 2017		Short	191	47,274		47,194	80
90 Day Eurodollar; June 2018		Short	20	4,922		4,920	2
90 Day Eurodollar; June 2018		Short	133	32,716		32,718	(2)
90 Day Eurodollar; March 2017		Short	184	45,558		45,522	36
90 Day Eurodollar; March 2017		Short	194	48,039		47,996	43
90 Day Eurodollar; March 2018		Short	26	6,406		6,403	3
90 Day Eurodollar; September 2017		Short	179	44,272		44,186	86
90 Day Eurodollar; September 2018		Short	16	3,933		3,932	1
90 Day Short Sterling; December 2017		Short	980	152,432		152,445	(13)
90 Day Short Sterling; December 2017		Short	25	3,889		3,889	—
90 Day Short Sterling; December 2017		Short	5	778		778	—
90 Day Short Sterling; June 2017		Long	64	9,981		9,964	(17)
90 Day Short Sterling; June 2018		Short	3	467		466	1
90 Day Short Sterling; March 2017		Long	60	9,355		9,345	(10)
90 Day Short Sterling; March 2018		Short	5	777		777	—
90 Day Short Sterling; September 2017		Long	93	14,507		14,473	(34)
90 Day Short Sterling; September 2018		Short	3	467		466	1
AEX Index; December 2016		Short	5	477		484	(7)
ASX 90 Day Bank Bill; December 2017		Long	55	40,432		40,425	(7)
Australia 10 Year Bond; December 2016		Short	39	3,733		3,711	22
Australia 10 Year Bond; December 2016		Short	107	10,602		10,181	421
Australia 3 Year Bond; December 2016		Short	85	7,061		7,022	39
BIST 30 Index; December 2016		Long	69	193		183	(10)
CAC40 Index; December 2016		Long	171	8,149		8,293	144
CAC40 Index; December 2016		Short	42	2,015		2,037	(22)
Canada 10 Year Bond; March 2017		Short	7	724		724	—
Canada 10 Year Bond; March 2017		Short	123	12,745		12,717	28
Canadian Bank Acceptance; December 2017		Short	48	8,845		8,840	5
Canadian Bank Acceptance; June 2017		Short	20	3,688		3,687	1
Canadian Bank Acceptance; March 2017		Short	24	4,425		4,426	(1)
Canadian Bank Acceptance; September 2017		Short	4	738		737	1
CBOE VIX; February 2017		Long	35	616		605	(11)
DAX Index; December 2016		Short	16	4,496		4,510	(14)
DAX Index; December 2016		Long	16	4,462		4,510	48
DJ Euro Stoxx 50; December 2016		Short	487	15,455		15,748	(293)
DJ Euro Stoxx 50; December 2016		Short	330	10,512		10,671	(159)
DJ Euro Stoxx 50; December 2016		Short	13	417		420	(3)
Dollar Index; December 2016		Long	71	6,999		7,209	210
E-Mini DJIA Index; December 2016		Long	340	32,096		32,524	428
E-Mini DJIA Index; December 2016		Long	36	3,379		3,444	65
eMini MSCI EAFE; December 2016		Short	5	407		409	(2)
eMini MSCI Emerging Markets; December 2016		Short	3	128		129	(1)
Euribor; December 2017		Short	35	9,297		9,298	(1)

See accompanying notes

		Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Futures Contracts (continued)

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Euribor; December 2017	Short	116	$30,815	$30,817	$(2)
Euribor; December 2017	Long	504	134,033	133,895	(138)
Euribor; June 2017	Long	69	18,349	18,334	(15)
Euribor; June 2018	Short	29	7,698	7,702	(4)
Euribor; March 2017	Long	76	20,204	20,197	(7)
Euribor; March 2018	Short	33	8,763	8,766	(3)
Euribor; September 2017	Long	77	20,476	20,458	(18)
Euribor; September 2018	Short	15	3,980	3,983	(3)
Euro Bund 10 Year Bund; December 2016	Short	10	1,716	1,707	9
Euro Bund 10 Year Bund; December 2016	Short	25	4,371	4,267	104
Euro-Bobl 5 Year; December 2016	Short	57	7,976	7,940	36
Euro-Bobl 5 Year; December 2016	Long	411	57,165	57,251	86
FTSE China A50 Index; December 2016	Long	26	271	275	4
FTSE KLCI Index; December 2016	Short	24	440	438	2
FTSE/JSE Top 40; December 2016	Short	41	1,357	1,277	80
FTSE/MIB Index; December 2016	Short	13	1,145	1,166	(21)
FTSE100 Index; December 2016	Short	56	4,654	4,752	(98)
FTSE100 Index; December 2016	Long	165	14,273	14,000	(273)
FTSE100 Index; December 2016	Long	112	9,542	9,503	(39)
Hang Seng Index; December 2016	Long	158	23,050	23,244	194
HSCEI China Index; December 2016	Long	6	382	383	1
IBEX 35 Index; December 2016	Long	3	276	276	—
Japan 10 Year Bond TSE; December 2016	Short	8	10,602	10,528	74
Japan 10 Year Bond TSE; December 2016	Short	22	29,167	28,953	214
Japan Topix Index; December 2016	Long	100	12,069	12,884	815
Japan Topix Index; December 2016	Short	298	34,509	38,394	(3,885)
Japan Topix Index; December 2016	Long	59	7,129	7,602	473
Mex Bolsa Index; December 2016	Short	5	114	110	4
Mini Japan 10 Year Bond; December 2016	Short	13	1,716	1,710	6
Mini Japan 10 Year Bond; December 2016	Short	105	13,911	13,814	97
MSCI Singapore Index; December 2016	Short	28	614	631	(17)
MSCI Taiwan Index; December 2016	Long	21	720	725	5
Nasdaq 100 E-Mini; December 2016	Long	20	1,932	1,926	(6)
Nasdaq 100 E-Mini; December 2016	Long	233	22,581	22,443	(138)
Nikkei 225 OSE; December 2016	Long	61	9,676	9,800	124
Nikkei 225 OSE; December 2016	Long	2	320	321	1
OMXS30 Index; December 2016	Long	20	318	320	2
Russell 2000 Mini; December 2016	Long	44	5,701	5,818	117
Russell 2000 Mini; December 2016	Long	52	6,382	6,876	494
Russell 2000 Mini; December 2016	Short	336	41,624	44,429	(2,805)
S&P 500 Emini; December 2016	Short	404	43,518	44,416	(898)
S&P 500 Emini; December 2016	Short	36	3,772	3,958	(186)
S&P 500 Emini; December 2016	Short	126	13,525	13,852	(327)
S&P Mid 400 Emini; December 2016	Long	6	964	976	12
S&P/TSX 60 Index; December 2016	Long	10	1,271	1,321	50
SET50 Index; December 2016	Short	100	526	531	(5)
SGX CNX Nifty Index; December 2016	Short	16	257	264	(7)
SPI 200 Index; December 2016	Long	26	2,588	2,612	24
UK 10 Year Gilt; March 2017	Long	9	1,387	1,389	2
UK 10 Year Gilt; March 2017	Short	94	14,431	14,508	(77)
US 10 Year Note; March 2017	Short	220	27,445	27,393	52
US 10 Year Note; March 2017	Short	33	4,118	4,109	9
US 10 Year Note; March 2017	Short	150	18,745	18,677	68
US 10 Year Ultra Note; March 2017	Short	49	6,616	6,587	29
US 5 Year Note; March 2017	Short	18	2,125	2,121	4
US 5 Year Note; March 2017	Short	582	68,619	68,585	34
US Long Bond; March 2017	Short	106	15,946	16,036	(90)
US Long Bond; March 2017	Short	42	6,379	6,354	25
US Long Bond; March 2017	Short	204	30,916	30,861	55
US Ultra Bond; December 2016	Short	47	7,884	7,613	271

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Futures Contracts (continued)

									Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value	Appreciation/(Depreciation)
US Ultra Bond; March 2017			Short		16	$2,600		$2,583 $		17
US Ultra Bond; March 2017			Short		192	31,077		30,990		87
Total									$(2,918)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized	Fair Value
Counterparty (Issuer)	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Asset	Liability
Bank of America NA	3 Month JIBAR	Receive	7.95%	05/08/2025	ZAR	12,600	$—	$28	$28	$—
Bank of America NA	6 Month CZK	Pay	0.30%	08/03/2018	CZK	587,800	—	(32)	—	(32)
	KIBOR
Bank of America NA	6 Month CZK	Receive	0.36%	08/04/2021		29,300	—	11	11	—
	KIBOR
Bank of America NA	6 Month CZK	Receive	0.35%	08/03/2021		177,000	—	70	70	—
	KIBOR
Bank of America NA	6 Month CZK	Pay	0.31%	08/04/2018		70,500	—	(4)	—	(4)
	KIBOR
Bank of America NA	Brazil Cetip	Pay	11.24%	01/02/2025	BRL	3,000	—	(17)	—	(17)
	Interbank Deposit
Bank of America NA	FBIL - Overnight	Receive	6.26%	10/06/2021	INR	116,930	—	(8)	—	(8)
	MIBOR
Bank of America NA	FBIL - Overnight	Pay	6.16%	10/06/2018		293,388	—	22	22	—
	MIBOR
Barclays Bank PLC	3 Month JIBAR	Receive	7.95%	05/05/2025	ZAR	94,000	—	194	194	—
Barclays Bank PLC	Brazil Cetip	Pay	10.94%	01/02/2025	BRL	2,872	—	(26)	—	(26)
	Interbank Deposit
Barclays Bank PLC	Brazil Cetip	Pay	11.22%	01/02/2025		3,440	—	(20)	—	(20)
	Interbank Deposit
Barclays Bank PLC	Brazil Cetip	Pay	11.15%	01/02/2025		3,403	—	(22)	—	(22)
	Interbank Deposit
Deutsche Bank AG	6 Month CZK	Pay	0.33%	07/30/2018	CZK	350,000	—	(13)	—	(13)
	LIBOR
Deutsche Bank AG	6 Month CZK	Receive	0.38%	07/29/2021		137,000	—	47	47	—
	LIBOR
Deutsche Bank AG	MXN TIIE	Pay	6.14%	07/06/2026	MXN	21,250	—	(108)	—	(108)
	Banxico
HSBC Securities Inc	FBIL - Overnight	Pay	6.12%	11/23/2021	INR	2,333,333	—	(56)	—	(56)
	MIBOR
JP Morgan Chase	3 Month JIBAR	Receive	7.72%	04/17/2025	ZAR	18,020	—	54	54	—
Merrill Lynch	6 Month CZK	Receive	0.37%	07/29/2021	CZK	142,000	—	50	50	—
	LIBOR
Merrill Lynch	6 Month CZK	Pay	0.32%	07/30/2018		355,000	—	(14)	—	(14)
	LIBOR
Merrill Lynch	MXN TIIE	Pay	6.13%	07/06/2026	MXN	67,585	—	(346)	—	(346)
	Banxico
Total							$—	$(190)	$476	$(666)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive					Upfront
		Floating	Fixed	Expiration	Notional		Premiums	Unrealized
	Floating Rate Index	Rate	Rate	Date	Amount		Paid/(Received)	Appreciation/(Depreciation)	Fair Value
	3 Month LIBOR	Receive	1.08%	07/18/2021		$26,950	$—	$845		$845
	3 Month LIBOR	Pay	0.86%	07/18/2018		71,500	—	(442)		(442)
	3 Month LIBOR	Receive	1.41%	07/18/2026		3,924	—	279		279
	6 Month GBP	Pay	0.53%	07/23/2018	GBP	14,250	(1)	(30)		(31)
	LIBOR
	6 Month GBP	Pay	0.50%	07/23/2018		14,250	(1)	(38)		(39)
	LIBOR
	6 Month GBP	Receive	0.59%	07/22/2021		4,750	2	84		86
	LIBOR
	6 Month GBP	Receive	0.62%	07/21/2021		4,750	2	77		79
	LIBOR
	3 Month LIBOR	Receive	1.10%	07/21/2021		$5,382	—	159		159
	3 Month LIBOR	Receive	1.23%	04/20/2020		1,964	—	23		23

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

			(Pay)/
			Receive						Upfront
			Floating	Fixed	Expiration	Notional			Premiums	Unrealized
		Floating Rate Index	Rate	Rate	Date	Amount			Paid/(Received)	Appreciation/(Depreciation)					Fair Value
		3 Month LIBOR	Receive	1.35%	06/03/2021		$4,698		$—				$81		$81
		3 Month LIBOR	Receive	1.33%	05/23/2021		2,397		—				43		43
		3 Month LIBOR	Receive	1.21%	04/22/2021		2,415		—				53		53
		3 Month LIBOR	Receive	1.19%	08/11/2021		6,434		—				169		169
		3 Month LIBOR	Receive	1.71%	11/17/2021		1,577		1				6		7
		3 Month LIBOR	Receive	1.32%	04/29/2021		2,436		—				43		43
		3 Month LIBOR	Pay	1.31%	11/09/2021		1,577		1				(37)		(36)
		3 Month LIBOR	Pay	0.92%	09/21/2017	27,100			—				(33)		(33)
		3 Month LIBOR	Pay	2.30%	09/21/2025		5,900		—				81		81
		3 Month LIBOR	Receive	1.27%	10/07/2021		3,129		1				75		76
		3 Month LIBOR	Pay	1.55%	11/14/2021		1,577		1				(20)		(19)
		3 Month LIBOR	Receive	1.74%	11/18/2021		1,577		1				3		4
		3 Month LIBOR	Receive	1.19%	03/16/2020		2,466		—				31		31
		3 Month LIBOR	Receive	1.22%	06/15/2020		1,769		—				24		24
		3 Month LIBOR	Receive	1.65%	09/21/2020	22,200			—				(5)		(5)
		3 Month LIBOR	Receive	1.35%	05/24/2021		2,397		1				40		41
		6 Month BUBOR	Receive	2.65%	11/23/2026	HUF	4,850,000		1				(123)		(122)
		6 Month	Receive	(0.24%)	09/09/2018	EUR	12,770		—				18		18
		EURIBOR
		6 Month	Receive	(0.15%)	09/08/2021	18,500			(9)				210		201
		EURIBOR
		6 Month WIBOR	Pay	2.85%	11/23/2026	PLN	71,670		—				(7)		(7)
		Norway Interbank	Pay	1.14%	09/09/2018	NOK	122,000		1				(39)		(38)
		Offered Rate
		Fixing 6 Month
		Norway Interbank	Pay	1.14%	09/08/2021	179,000			11				(386)		(375)
		Offered Rate
		Fixing 6 Month
	Total								$12				$1,184		$1,196

	Amounts in thousands

Interest Rate Swaptions

				Pay/
				Receive						Upfront
	Purchased Swaptions		Floating Rate	Floating	Exercise		Expiration		Notional	Premiums		Fair			Unrealized
	Outstanding	Counterparty (Issuer)	Index	Rate	Rate		Date		Amount	Paid/(Received)			Value		Appreciation/(Depreciation)
	Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR	Receive	0.50%		01/31/2017	JPY	556,500	$86			$87		$1
	Rate Swap		JPY 6 Month
	Total									$86			$87		$1

				Pay/
				Receive						Upfront
	Written Swaptions		Floating Rate	Floating		Exercise	Expiration		Notional	Premiums		Fair			Unrealized
	Outstanding	Counterparty (Issuer)	Index	Rate		Rate	Date		Amount	Paid/(Received)			Value		Appreciation/(Depreciation)
	Put - 2 Year Interest	Bank of America NA	ICE LIBOR	Receive	1.00%		12/09/2016	GBP	30,000	$(105	) $		— $		105
	Rate Swap		GBP 6 Month
	Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR	Receive	0.90%		01/31/2017	JPY	556,500	(40)			(6)		34
	Rate Swap		JPY 6 Month
	Total									$(145	) $		(6	) $	139

	Amounts in thousands

Options

							Upfront Premiums								Unrealized
	Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts			Paid/(Received)	Fair Value			Appreciation/(Depreciation)
Call	- 90 Day Eurodollar Future; December 2016			$99.38	12/20/2016	4,509			$474			$28			$(446)
Call	- 90 Day Eurodollar Future; December 2016			$99.25	12/20/2016	1,977			246			12			(234)
Call	- 90 Day Eurodollar Future; June 2017			$99.25	06/20/2017	4,129			350			78			(272)
Call	- 90 Day Eurodollar Future; June 2017			$99.13	06/20/2017	2,192			99			96			(3)
Call	- 90 Day Eurodollar Future; June 2017			$99.00	06/20/2017	301			23			23			—
Call	- 90 Day Eurodollar Future; March 2017			$99.25	03/14/2017	8,414			1,740			52			(1,688)
	Call - DISH Network Corp			$50.00	01/23/2017	396			211	323					112
	Call - Eurodollar, Mid-Curve 1 Yr Future; March			$98.88	03/13/2017	750			45			38			(7)
	2018
	Call - Rio Tinto PLC			$35.00	01/23/2017	643			286	258					(28)
	Call - Rio Tinto PLC			$37.50	01/23/2017	365			98			87			(11)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Options (continued)

						Upfront Premiums			Unrealized
Purchased Options Outstanding			Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - UD 10 Year Note Future; March 2017			$130.00	12/26/2016	300	$19	$4	$		(15)
Call - USD versus PHP			$49.05	03/27/2017	1,558,500	22	52			30
Call - USD versus PHP			$49.05	03/27/2017	1,569,000	31	53			22
Call - USD versus TRY			$3.14	02/06/2017	4,918,500	131	491			360
Call - USD versus TRY			$3.05	12/16/2016	1,046,000	24	121			97
Call - USD versus TRY			$3.50	01/18/2017	5,255,000	105	96			(9)
Call - USD versus TWD			$31.78	01/18/2017	8,175,000	151	113			(38)
Put - AUD versus USD		AUD	0.74	01/21/2017	4,729,500	48	55			7
Put - EUR versus TRY		EUR	3.40	01/23/2017	8,580,000	182	5			(177)
Put - Eurodollar, Mid-Curve 1 Yr Future; March			$98.25	03/13/2017	1,608	179	292			113
2018
Put - Icahn Enterprises LP			$50.00	01/23/2017	78	44	6			(38)
Put - Icahn Enterprises LP			$60.00	01/23/2017	146	173	65			(108)
Put - iShares Russell 2000 ETF			$123.00	07/03/2017	282	138	138			—
Put - iShares Russell 2000 ETF			$126.00	04/03/2017	282	106	109			3
Put - iShares Russell 2000 ETF			$114.00	01/03/2017	430	133	7			(126)
Put - S&P 500 Index			$2,025.00	09/18/2017	224	1,703	1,670			(33)
Put - S&P 500 Index			$1,975.00	12/18/2017	224	1,860	1,822			(38)
Put - S&P 500 Index			$1,875.00	06/19/2017	454	3,806	1,273		(2,533)
Put - S&P 500 Index			$1,875.00	12/19/2016	650	5,585	11		(5,574)
Put - S&P 500 Index			$1,875.00	03/20/2017	454	2,934	485		(2,449)
Put - USD versus BRL			$3.26	07/24/2017	1,558,500	52	21			(31)
Put - USD versus JPY			$103.00	12/13/2016	5,255,000	57	—			(57)
Put - USD versus MXN			$19.00	12/19/2016	1,246,800	31	—			(31)
Put - USD versus MXN			$19.15	02/03/2017	1,362,000	46	3			(43)
Put - USD versus MXN			$19.30	02/13/2017	4,375,000	64	13			(51)
Put - USD versus MXN			$18.25	12/12/2016	1,246,800	1	—			(1)
Put - USD versus TRY			$3.29	02/06/2017	4,918,500	38	18			(20)
Total						$21,235	$7,918		$(13,317)

						Upfront Premiums			Unrealized
Written Options Outstanding		Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - AUD versus USD		AUD	0.77	01/21/2017	4,729,500	$(27)	$(13)	$		14
Call - Monsanto Co			$115.00	01/23/2017	10	(4)	—			4
Call - USD versus BRL			$3.42	01/20/2017	779,250	(12)	(20)			(8)
Call - USD versus TRY			$3.29	02/06/2017	4,918,500	(65)	(296)			(231)
Call - USD versus TRY			$3.70	02/27/2017	5,255,000	(77)	(70)			7
Call - USD versus TRY			$3.42	12/16/2016	1,046,000	(11)	(17)			(6)
Put - Euro Bund 10 Year Bund Future; March		EUR	162.00	12/27/2016	30	(24)	(29)			(5)
2017
Put - Eurodollar, Mid-Curve 3 Yr Future;			$97.75	12/19/2016	21	(4)	(3)			1
December 2019
Put - Eurodollar, Mid-Curve 3 Yr Future; June			$97.75	06/19/2017	421	(318)	(337)			(19)
2020
Put - Eurodollar, Mid-Curve 3 Yr Future; March			$97.38	03/13/2017	804	(167)	(186)			(19)
2020
Put - iShares Russell 2000 ETF			$102.00	01/03/2017	430	(48)	(1)			47
Put - S&P 500 Index			$1,725.00	03/20/2017	454	(1,787)	(222)		1,565
Put - S&P 500 Index			$1,725.00	06/19/2017	454	(2,468)	(705)		1,763
Put - S&P 500 Index			$1,750.00	12/18/2017	224	(962)	(948)			14
Put - S&P 500 Index			$1,800.00	09/18/2017	224	(788)	(806)			(18)
Put - US Long Bond Future; March 2017			$151.00	02/27/2017	60	(136)	(203)			(67)
Put - US Long Bond Future; March 2017			$148.00	02/27/2017	10	(26)	(23)			3
Put - USD versus BRL			$3.40	01/16/2017	438,000	(7)	(8)			(1)
Put - USD versus BRL			$3.00	07/24/2017	1,558,500	(15)	(5)			10
Put - USD versus MXN			$18.25	12/19/2016	2,522,400	(22)	—			22
Put - USD versus MXN			$18.35	02/03/2017	2,724,000	(38)	(1)			37
Put - USD versus ZAR			$14.10	01/16/2017	1,094,000	(22)	(26)			(4)
Total						$(7,028)	$(3,919)		$3,109

Amounts in thousands except contracts

Synthetic Futures

							Unrealized		Fair Value
Counterparty (Issuer)	Reference Entity			Expiration Date		Notional Value	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	Canada 10 Year Bond Future; March 2017			03/22/2017		$(13,578)		$15	$15	$—
Bank of America NA	Euro Bund 10 Year Bund Future; March 2017			03/08/2017		16,455		(75)	—	(75)
Bank of America NA	Euro Buxl 30 Year Bond Future; March 2017			03/08/2017		(186)		2	2	—
Bank of America NA	Euro-Bobl 5 Year Future; March 2017			03/08/2017		6,344		(7)	—	(7)
Bank of America NA	Euro-BTP Future; December 2016			12/13/2016		(2,581)		(16)	—	(16)

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Synthetic Futures (continued)

			Unrealized				Fair Value
Counterparty (Issuer)	Reference Entity	Expiration Date	Notional Value		Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	Euro-OAT Future; December 2016	12/13/2016	$(343	) $	6		$6	$—
Bank of America NA	Euro-Schatz 2 Year Future; March 2017	03/09/2017	13,570		(2)		—	(2)
Bank of America NA	FTSE China A50 Index Future; December	12/30/2016	291		5		5	—
	2016
Bank of America NA	HSCEI China Index Future; December 2016	12/31/2016	252		3		3	—
Bank of America NA	MSCI Taiwan Index Future; December 2016	12/30/2016	412		2		2	—
Bank of America NA	Nordic Exchange Stockholm Index Future;	12/17/2016	207		1		1	—
	December 2016
Bank of America NA	Taiwan TAIEX Index Future; December 2016	12/22/2016	730		22		22	—
Bank of America NA	Tel Aviv 25 Index Future; December 2016	12/31/2016	(1,004)		(6)		—	(6)
Bank of America NA	UK 10 Year Gilt Future; March 2017	03/29/2017	(6,465)		22		22	—
Bank of America NA	US 10 Year Note Future; March 2017	03/22/2017	8,504		(37)		—	(37)
Bank of America NA	US 2 Year Note Future; March 2017	03/31/2017	(30,149)		12		12	—
Bank of America NA	US 5 Year Note Future; March 2017	03/31/2017	(3,538)		3		3	—
Bank of America NA	US Long Bond Future; March 2017	03/22/2017	(304)		2		2	—
Bank of America NA	US Ultra Bond Future; March 2017	03/22/2017	(323)		1		1	—
Morgan Stanley & Co	BIST 30 Index Future; December 2016	12/31/2016	193		(12)		—	(12)
Morgan Stanley & Co	Bovespa Index Future; December 2016	12/14/2016	1,152		(14)		—	(14)
Morgan Stanley & Co	FTSE China A50 Index Future; December	12/30/2016	94		2		2	—
	2016
Morgan Stanley & Co	Hang Seng Index Future; December 2016	12/31/2016	292		2		2	—
Morgan Stanley & Co	HSCEI China Index Future; December 2016	12/31/2016	1,323		16		16	—
Morgan Stanley & Co	KOSPI 200 Index Future; December 2016	12/10/2016	4,078		(86)		—	(86)
Morgan Stanley & Co	MSCI Singapore Index Future; December 2016	12/30/2016	22		—		—	—
Morgan Stanley & Co	MSCI Taiwan Index Future; December 2016	12/30/2016	618		3		3	—
Morgan Stanley & Co	SGX CNX Nifty Index Future; December 2016	12/30/2016	(1,292)		(27)		—	(27)
Morgan Stanley & Co	Swiss Market Index Future; December 2016	12/17/2016	(13,923)		471		51	—
Morgan Stanley & Co	Taiwan TAIEX Index Future; December 2016	12/22/2016	786		24		24	—
Total					$332		$194	$(282)

Amounts in thousands

Total Return Equity Basket Swaps

					Notional		Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date		Value		Asset	Liability
Bank of America NA	Floating rate based on the Federal Funds Total return on a custom basket of long and		08/12/2019		$(401	) $	43	$—
	Rate plus/less spread	short securities traded in USD
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		03/20/2017-		303		45	—
	plus/less spread	short securities traded in TWD	12/21/2017
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		03/20/2017-		(457)		330	—
	plus/less spread	short securities traded in KRW	03/28/2017
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		03/20/2017		35		26	—
	plus/less spread	short securities traded in MYR
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		11/28/2017-		(251)		—	(138)
	plus/less spread	short securities traded in USD	03/19/2021
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		06/15/2017		46		4	—
	plus/less spread	short securities traded in CLP
Deutsche Bank AG	Floating rate based on 28 day Mexico	Total return on a custom basket of long and	03/22/2017		71		127	—
	Interbank TIIE Rate plus/less spread	short securities traded in MXN
Deutsche Bank AG	Floating rate based on 1 month LIBOR Total return on a custom basket of long and		03/22/2017		788		—	(44)
	plus/less spread	short securities traded in BRL
Deutsche Bank AG	Floating rate based on 1 week EUR	Total return on a custom basket of long and	08/21/2017		(514)		807	—
	LIBOR plus/less spread	short securities traded in EUR
Deutsche Bank AG	Floating rate based on 1 week ICE	Total return on a custom basket of long and	09/20/2017		1,344		—	(38)
	LIBOR CHF plus/less spread	short securities traded in CHF
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	03/20/2017		100		19	—
	plus/less spread	short securities traded in IDR
Deutsche Bank AG	Floating rate based on 1 week LIBOR	Total return on a custom basket of long and	01/19/2017-		—		88	—
	plus/less spread	short securities traded in GBP	05/19/2017
Deutsche Bank AG	Floating rate based on the 1 month South Total return on a custom basket of long and		03/24/2017		26		—	(52)
	Africa Johannesburg Interbank Agreed	short securities traded in ZAR
	Rate plus/less spread
Deutsche Bank AG	Floating rate based on 1 week HIBOR	Total return on a custom basket of long and	03/20/2017		465		159	—
	plus/less spread	short securities traded in HKD
Deutsche Bank AG	Floating rate based on the Poland	Total return on a custom basket of long and	03/21/2017		96		—	(90)
	Warsaw Interbank Offer/Bid Spot Week	short securities traded in PLN
	Rate plus/less spread
Morgan Stanley & Co	Floating rate based on 1 month Euribor Total return on a custom basket of long and		11/22/2017-		(2,463)		40	—
	plus/less spread	short securities traded in EUR	05/08/2018

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Total Return Equity Basket Swaps (continued)

							Notional	Fair Value
Counterparty	Fund Pays	Fund Receives			Expiration Date		Value	Asset	Liability
Morgan Stanley & Co	Floating rate based on 1 month LIBOR Total return on a custom basket of long and				02/28/2017		$226	$—	$(39)
	plus/less spread		short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 month LIBOR Total return on a custom basket of long and				08/22/2017-		19,483	241	—
	plus/less spread		short securities traded in USD		10/11/2017
Morgan Stanley & Co	Floating rate based on the Federal Funds Total return on a custom basket of long and				09/14/2017		6,790	8,394	—
	Rate plus/less spread		short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 month Euribor Total return on a custom basket of long and				10/12/2018		5,082	—	(664)
	plus/less spread		short securities traded in CAD
Morgan Stanley & Co	Floating rate based on 1 month LIBOR Total return on a custom basket of long and				10/09/2018		(65,294)	—	(4,081)
	plus/less spread		short securities traded in USD
Morgan Stanley & Co	Floating rate based on 1 day RBACR Total return on a custom basket of long and				10/23/2018		5	8	—
	plus/less spread		short securities traded in AUD
Morgan Stanley & Co	Floating rate based on the Bank of Japan Total return on a custom basket of long and				08/23/2018		(919)	1,530	—
	Estimate Unsecured Overnight Call Rate		short securities traded in JPY
	plus/less spread
Morgan Stanley & Co	Floating rate based on 1 day SONIA Total return on a custom basket of long and				10/09/2018		(217)	17	—
	plus/less spread		short securities traded in GBP
Total						$(35,656) $ 11,878			$(5,146)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

Total Return Swaps

			Pay/Receive	Financing	Expiration	Notional		Fair Value
Counterparty (Issuer)	Reference Entity	Contracts	Positive Return	Rate	Date	Amount		Asset Liability
Morgan Stanley & Co	Association of Banks in	196,768	Receive	MSCI Singapore Net	12/21/2016	SGD	—$	— $	(6)
	Singapore SGD Sibor 11am			Return SGD Index minus
	Fixing 1-Month			.05%
Morgan Stanley & Co	MSCI Netherlands Net Return	195,037	Pay	Euribor 1 Month minus	12/21/2016	EUR	1 $	— $	(2)
	EUR Index			.25%
Morgan Stanley & Co	MSCI Italy Net Return EUR	1,287,574	Pay	Euribor 1 Month minus	12/21/2016		17	—	(36)
	Index			.95%
Morgan Stanley & Co	MSCI Switzerland Net Return	381,960	Pay	ICE LIBOR CHF 1	12/21/2016	CHF	—	2	—
	CHF Index			Month minus .8%
Morgan Stanley & Co	MSCI Switzerland Net Return	422,616	Pay	ICE LIBOR CHF 1	12/21/2016		—	1	—
	CHF Index			Month minus .8%
Morgan Stanley & Co	MSCI Turkey Net Return TRY	88	Receive	1 Month TRLIBOR plus	12/21/2016	TRY	79	—	—
	Index			.55%
Morgan Stanley & Co	MSCI Mexico Net MXN Index	1,768,785	Pay	MXN TIIE Banxico plus	12/21/2016	MXN	2	—	(1)
				.35%
Morgan Stanley & Co	MSCI Mexico Net MXN Index	1,767,869	Pay	MXN TIIE Banxico plus	12/21/2016		2	—	(1)
				.35%
Morgan Stanley & Co	MSCI Mexico Net MXN Index	1,787,095	Pay	MXN TIIE Banxico plus	12/21/2016		2	—	(1)
				.35%
Morgan Stanley & Co	MSCI South Africa Net Return	2,384,964	Receive	SAFE South Africa	12/21/2016	ZAR	3	1	—
	ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month
				minus .60%
Morgan Stanley & Co	MSCI South Africa Net Return	2,859,776	Pay	SAFE South Africa	12/21/2016		3	2	—
	ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month
				minus .60%
Morgan Stanley & Co	MSCI South Africa Net Return	15,024,520	Pay	SAFE South Africa	12/21/2016		18	8	—
	ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month
				minus .60%
Morgan Stanley & Co	MSCI South Africa Net Return	1,642,547	Pay	SAFE South Africa	12/21/2016		2	1	—
	ZAR Index			Johannesburg Interbank
				Agreed Rate 1 Month
				minus .80%
Total								$15	$(47)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Reverse Repurchase Agreements

Counterparty			Coupon Rate	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
Merrill Lynch			(7.45%)	09/14/2017	ZAR	15,269	$			(1,101)
Merrill Lynch			(7.65%)	09/21/2017		5,792				(417)
Merrill Lynch			(7.65%)	11/10/2017		889				(63)
Merrill Lynch			(7.65%)	11/20/2017		1,287				(92)
Merrill Lynch			(0.37%)	12/01/2016		$325				(325)
Merrill Lynch			(0.38%)	12/01/2016		74,441				(74,442)
Merrill Lynch			(0.40%)	12/01/2016		738				(738)
Merrill Lynch			(0.36%)	12/01/2016		15,984				(15,984)
Merrill Lynch			(0.40%)	12/01/2016		7,080				(7,080)
Merrill Lynch			(0.37%)	12/01/2016		2,426				(2,426)
Merrill Lynch			(0.34%)	12/01/2016		7,258				(7,258)
Merrill Lynch			(0.18%)	12/01/2016		4,280				(4,280)
Merrill Lynch			(0.32%)	12/01/2016		17,842				(17,842)
Merrill Lynch			(0.32%)	12/01/2016		4,666				(4,666)
Merrill Lynch			(0.32%)	12/01/2016		7				(7)
Merrill Lynch			(0.35%)	12/01/2016		9,348				(9,348)
Merrill Lynch			(0.35%)	12/01/2016		5,326				(5,326)
Merrill Lynch			(0.08%)	12/01/2016		346				(346)
Merrill Lynch			(0.37%)	12/01/2016		2,186				(2,186)
Merrill Lynch			(0.09%)	12/01/2016		10,444				(10,444)
Merrill Lynch			(0.26%)	12/01/2016		5,156				(5,156)
Merrill Lynch			(0.14%)	12/01/2016		28,435				(28,435)
Merrill Lynch			(0.69%)	12/01/2016		1,531				(1,531)
Merrill Lynch			(0.36%)	12/01/2016		52,261				(52,262)
Total									$(251,755)

Amounts in thousands

Currency Swaps

				Notional	Notional
				Amount of	Amount of	Upfront
				Currency	Currency	Premiums		Unrealized		Fair Value
Counterparty (Issuer)	Fund Receives	Fund Pays	Maturity Date	Received	Delivered	Paid/(Received)		Appreciation/(Depreciation)		Asset	Liability
Barclays Bank PLC	3 Month LIBOR	9.18%	02/04/2019	$3,372	TRY 10,670	$—		$(56)	$	— $	(56)
Barclays Bank PLC	3 Month LIBOR	10.42%	02/21/2022	1,118	3,729	—		16		16	—
Barclays Bank PLC	3 Month LIBOR	10.19%	02/14/2019	3,069	10,105	—		(4)		—	(4)
Barclays Bank PLC	3 Month LIBOR	10.52%	02/17/2022	1,579	5,180	—		22		22	—

Total						$—		$(22)		$38	$(60)

Amounts in thousands

See accompanying notes

     Schedule of Investments Global Multi-Strategy Fund November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (12.30)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Advertising - (0.03)%				Beverages - (0.18)%
DKSH Holding AG	1,354	$90		Anheuser-Busch InBev SA/NV	6,172	$641
Omnicom Group Inc	10,910	949		Brown-Forman Corp - B Shares	24,340	1,104
Stroeer SE & Co KGaA	1,284	49		Constellation Brands Inc	14,580	2,203
		$1,088		Monster Beverage Corp (a)	24,420	1,093
						$5,041
Aerospace & Defense - (0.36)%
Boeing Co/The	5,290	796		Biotechnology - (0.11)%
Harris Corp	7,640	791		Acorda Therapeutics Inc (a)	8,943	186
Northrop Grumman Corp	9,550	2,384		Celgene Corp (a)	5,740	680
Orbital ATK Inc	6,170	527		Illumina Inc (a)	2,950	393
Rockwell Collins Inc	6,909	641		Innoviva Inc (a)	9,408	97
TransDigm Group Inc	10,190	2,562		Medicines Co/The (a)	29,306	1,029
Triumph Group Inc	58,440	1,625		Regeneron Pharmaceuticals Inc (a)	1,080	410
United Technologies Corp	4,830	520		Vertex Pharmaceuticals Inc (a)	2,330	190
		$9,846				$2,985

Agriculture - (0.01)%				Building Materials - (0.15)%
Vector Group Ltd	8,949	191		Geberit AG	295	117
				LafargeHolcim Ltd (a)	6,534	346
				Lennox International Inc	10,930	1,625
Apparel - (0.24)%				Martin Marietta Materials Inc	4,470	981
Hanesbrands Inc	136,342	3,167		Vulcan Materials Co	8,320	1,045
NIKE Inc	45,460	2,276				$4,114
VF Corp	20,910	1,140
		$6,583		Chemicals - (0.37)%
				Air Products & Chemicals Inc	20,390	2,946
Automobile Manufacturers - (0.11)%				BASF SE	1,028	89
Bayerische Motoren Werke AG	7,075	602		EI du Pont de Nemours & Co	26,408	1,944
Daimler AG	10,978	729		EMS-Chemie Holding AG	110	56
Fiat Chrysler Automobiles NV	38,406	294		K+S AG	8,487	173
PACCAR Inc	17,110	1,063		Kraton Corp (a)	30,970	955
Volvo AB - B Shares	25,799	276		Novozymes A/S	8,512	288
		$2,964		OCI NV (a)	10,974	160
Automobile Parts & Equipment - (0.08)%				Olin Corp	61,990	1,612
Brembo SpA	44	3		Potash Corp of Saskatchewan Inc	50,055	912
Continental AG	411	73		Sherwin-Williams Co/The	2,160	580
Delphi Automotive PLC	27,350	1,750		Solvay SA	840	96
Meritor Inc (a)	22,089	279		Symrise AG	236	14
Nokian Renkaat OYJ	3,410	123		Versum Materials Inc (a)	10,195	249
		$2,228		Wacker Chemie AG	1,404	124
						$10,198
Banks - (0.62)%
Banca Generali SpA	12,823	269		Commercial Services - (0.51)%
Banca Mediolanum SpA	3,873	25		Abertis Infraestructuras SA	9,160	122
Banco Bilbao Vizcaya Argentaria SA	13,494	83		Avis Budget Group Inc (a)	14,650	561
Banco de Sabadell SA	104,577	130		Career Education Corp (a)	73,200	731
Banco Popular Espanol SA	286,069	251		Ecolab Inc	9,294	1,085
Bank of the Ozarks Inc	14,240	691		Element Fleet Management Corp	18,969	158
Bankia SA	123,732	110		Global Payments Inc	22,200	1,522
CaixaBank SA	109,717	318		Live Nation Entertainment Inc (a)	26,300	728
CaixaBank SA - Rights (a)	109,717	5		RELX NV	15,159	244
Canadian Imperial Bank of Commerce	11,760	928		Rollins Inc	48,890	1,571
Citizens Financial Group Inc	29,850	1,000		RR Donnelley & Sons Co	58,480	1,017
Credit Suisse Group AG (a)	43,525	579		S&P Global Inc	23,790	2,831
Deutsche Bank AG (a)	8,339	131		SGS SA	105	211
DNB ASA	8,068	119		Verisk Analytics Inc (a)	32,317	2,685
FNB Corp/PA	49,053	750		Wirecard AG	3,532	157
KeyCorp	47,390	820				$13,623
M&T Bank Corp	22,050	3,174		Computers - (0.14)%
Nordea Bank AB	5,264	55		Dell Technologies Inc Class V (a)	661	35
Signature Bank/New York NY (a)	21,870	3,279
				Diebold Inc	33,740	769
Skandinaviska Enskilda Banken AB	20,554	205		Fortinet Inc (a)	31,320	943
SVB Financial Group (a)	9,480	1,498		NetScout Systems Inc (a)	44,090	1,376
Svenska Handelsbanken AB	10,637	148		VeriFone Systems Inc (a)	45,910	775
Swedbank AB	3,655	84				$3,898
UniCredit SpA	92,817	198
Unione di Banche Italiane SpA	14,012	31		Consumer Products - (0.01)%
United Bankshares Inc/WV	12,448	574		Clorox Co/The	3,220	372
Webster Financial Corp	15,080	748
Zions Bancorporation	22,378	890		Cosmetics & Personal Care - (0.08)%
		$17,093		Beiersdorf AG	660	54

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Cosmetics & Personal Care (continued)				Entertainment (continued)
Edgewell Personal Care Co (a)	7,090	$561		Carmike Cinemas Inc (a)	1,500	$51
Estee Lauder Cos Inc/The	18,502	1,438		Eldorado Resorts Inc (a)	8,250	114
Unilever NV	3,741	149		Unibet Group PLC	45	—
		$2,202		Vail Resorts Inc	1,702	270

Diversified Financial Services - (0.55)%						$542
Affiliated Managers Group Inc (a)	6,360	942		Environmental Control - (0.04)%
Azimut Holding SpA	32,736	489		Republic Services Inc	18,060	1,002
CBOE Holdings Inc	9,321	642

Charles Schwab Corp/The	46,438	1,795		Food - (0.34)%
Discover Financial Services	19,210	1,302		Aryzta AG (a)	2,740	117
E*TRADE Financial Corp (a)	61,160	2,111
				Axfood AB	5,172	75
Interactive Brokers Group Inc - A Shares	7,329	269		Barry Callebaut AG (a)	305	362
Julius Baer Group Ltd (a)	717	32
Mastercard Inc	10,600	1,083		Chocoladefabriken Lindt & Spruengli AG	83	409
Nasdaq Inc	36,183	2,319		Chr Hansen Holding A/S	5,015	277
				Colruyt SA	3,048	154
Navient Corp	85,920	1,480		Distribuidora Internacional de Alimentacion	25,803	118
Raymond James Financial Inc	10,830	779		SA
Visa Inc	24,950	1,929
				Hormel Foods Corp	57,200	1,959
		$15,172		JM Smucker Co/The	3,750	472
Electric - (0.14)%				Kraft Heinz Co/The	19,470	1,590
Black Hills Corp	9,068	533		Kroger Co/The	64,570	2,085
Consolidated Edison Inc	2,690	188		Marine Harvest ASA (a)	17,815	319
Dominion Resources Inc/VA	985	72		Mondelez International Inc	14,170	584
Dynegy Inc (a)	10,364	89		Nestle SA	780	53
Fortis Inc/Canada	23,300	694		Post Holdings Inc (a)	1,219	93
Fortum OYJ	7,608	110		TreeHouse Foods Inc (a)	10,190	706
Great Plains Energy Inc	19,359	511				$9,373
NRG Yield Inc - A Shares	6,423	94
NRG Yield Inc - C Shares	1,944	30		Gas - (0.17)%
				Gas Natural SDG SA	5,148	88
OGE Energy Corp	11,530	365		NiSource Inc	14,340	315
PNM Resources Inc	14,300	452
RWE AG (a)	3,041	38		Sempra Energy	7,750	774
				South Jersey Industries Inc	20,610	680
SCANA Corp	11,170	788		Spire Inc	17,000	1,097
		$3,964		UGI Corp	36,471	1,634
Electrical Components & Equipment - (0.05)%						$4,588
Acuity Brands Inc	5,370	1,350
General Cable Corp	1,983	37		Hand & Machine Tools - (0.01)%
SunPower Corp (a)	2,881	20		Sandvik AB	23,021	272
		$1,407
				Healthcare - Products - (0.29)%
Electronics - (0.12)%				Abbott Laboratories	21,410	815
Amphenol Corp	13,150	898		Align Technology Inc (a)	18,130	1,687
Arrow Electronics Inc (a)	3,490	238		Boston Scientific Corp (a)	102,440	2,096
Assa Abloy AB	10,445	197		Coloplast A/S	2,270	144
Electro Scientific Industries Inc (a)	19,738	103
Mettler-Toledo International Inc (a)	1,240	511		Cooper Cos Inc/The	3,074	506
				Henry Schein Inc (a)	6,280	935
PerkinElmer Inc	4,600	233		QIAGEN NV (a)	12,083	333
TTM Technologies Inc (a)	51,076	693
				Sonova Holding AG	332	40
Vishay Intertechnology Inc	20,126	305		Teleflex Inc	5,590	827
		$3,178		William Demant Holding A/S (a)	8,616	146
Energy - Alternate Sources - (0.03)%				Zimmer Biomet Holdings Inc	4,735	482
Nordex SE (a)	8,725	180				$8,011
REX American Resources Corp (a)	6,400	625
				Healthcare - Services - (0.59)%
		$805		Aetna Inc	27,502	3,598
Engineering & Construction - (0.12)%				Amsurg Corp (a)	25,878	1,763
Acciona SA	2,631	178		Anthem Inc	46,529	6,632
AECOM (a)	27,780	1,010		Brookdale Senior Living Inc (a)	273	3
Aena SA	1,166	155		HCA Holdings Inc (a)	13,140	931
Bilfinger SE (a)	1,580	60		Kindred Healthcare Inc	56,110	373
Ferrovial SA	7,913	140		Laboratory Corp of America Holdings (a)	13,160	1,656
Fraport AG Frankfurt Airport Services	2,913	169		Quintiles IMS Holdings Inc (a)	11,455	880
Worldwide				UnitedHealth Group Inc	4,520	716
Jacobs Engineering Group Inc (a)	21,493	1,332				$16,552
Obrascon Huarte Lain SA	2,826	8		Home Builders - (0.06)%
		$3,052		Lennar Corp - A Shares	36,250	1,542
Entertainment - (0.02)%
AMC Entertainment Holdings Inc	3,152	107

See accompanying notes

     Schedule of Investments Global Multi-Strategy Fund November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Housewares - (0.04)%				Media (continued)
Newell Brands Inc	21,730	$1,022		Atresmedia Corp de Medios de Comunicacion	19,015	$196
				SA
				Axel Springer SE	464	20
Insurance - (0.73)%				Comcast Corp - Class A	22,050	1,533
Aegon NV	32,402	164
Aflac Inc	18,540	1,323		Modern Times Group MTG AB	4,983	131
				ProSiebenSat.1 Media SE	3,165	108
Allstate Corp/The	36,100	2,524		Schibsted ASA - A Shares	13,088	282
Aon PLC	9,120	1,041
				Scripps Networks Interactive Inc	29,740	2,060
Arthur J Gallagher & Co	25,710	1,294		Telenet Group Holding NV (a)	4,999	264
Berkshire Hathaway Inc - Class B (a)	20,640	3,250
Brown & Brown Inc	61,936	2,685		Time Inc	41,730	676
				Time Warner Inc	5,910	543
Loews Corp	32,340	1,444		TiVo Corp (a)	19,636	397
Marsh & McLennan Cos Inc	27,750	1,923
MGIC Investment Corp (a)	10,787	98		Walt Disney Co/The	14,420	1,429
Primerica Inc	26,434	1,869				$7,852
Sampo Oyj	6,471	286		Metal Fabrication & Hardware - (0.03)%
Topdanmark A/S (a)	5,975	151		Tenaris SA	58,893	945
Torchmark Corp	18,170	1,274
Tryg A/S	18,796	338
				Mining - (0.01)%
UnipolSai SpA	88,297	168		Kirkland Lake Gold Inc (a)	24,883	138
Unum Group	9,090	384
		$20,216

Internet - (0.33)%				Miscellaneous Manufacturers - (0.10)%
Alibaba Group Holding Ltd ADR(a)	19,221	1,807		Alfa Laval AB	20,020	300
Expedia Inc	11,040	1,369		Hexpol AB	10,150	85
New Media Investment Group Inc	83,353	1,280		Textron Inc	27,370	1,260
Palo Alto Networks Inc (a)	8,887	1,194		Trinity Industries Inc	45,550	1,266
Pandora Media Inc (a)	3,593	42		Wartsila OYJ Abp	1,387	58
United Internet AG	7,005	268				$2,969
VeriSign Inc (a)	38,553	3,040		Oil & Gas - (0.49)%
Yoox Net-A-Porter Group SpA (a)	1,206	33		Cabot Oil & Gas Corp	15,140	335
		$9,033		Chesapeake Energy Corp (a)	39,683	278
				Concho Resources Inc (a)	5,710	817
Investment Companies - (0.01)%
Ares Capital Corp	9,501	152		Eni SpA	18,667	261
				EOG Resources Inc	8,520	873
				Newfield Exploration Co (a)	14,800	669
Iron & Steel - (0.02)%				Occidental Petroleum Corp	22,500	1,605
Acerinox SA	2,713	34		Patterson-UTI Energy Inc	62,230	1,660
Allegheny Technologies Inc	6,964	122		Pioneer Natural Resources Co	7,180	1,372
APERAM SA	2,937	132		QEP Resources Inc (a)	36,080	709
ArcelorMittal (a)	40,794	307		SM Energy Co	23,140	922
Outokumpu OYJ (a)	7,237	56		Statoil ASA	7,315	127
thyssenkrupp AG	2,337	53		Tesoro Corp	8,625	702
		$704		Transocean Ltd (a)	3,403	44
				Western Refining Inc	42,950	1,540
Leisure Products & Services - (0.03)%				Whiting Petroleum Corp (a)	23,387	286
Royal Caribbean Cruises Ltd	11,500	931		WPX Energy Inc (a)	78,360	1,218
						$13,418

Lodging - 0.00%				Oil & Gas Services - (0.14)%
Marriott International Inc/MD	147	12		NOW Inc (a)	27,360	589
				Saipem SpA (a)	393,139	177
Machinery - Construction & Mining - (0.01)%				SBM Offshore NV	33,203	479
Atlas Copco AB - A Shares	11,726	355		Superior Energy Services Inc	95,430	1,645
				Technip SA	10,107	701
				Weatherford International PLC (a)	65,552	335
Machinery - Diversified - (0.32)%
CNH Industrial NV	7,699	66				$3,926
Duerr AG	1,078	86		Packaging & Containers - (0.03)%
DXP Enterprises Inc (a)	5,160	174		Ball Corp	10,250	769
Hexagon AB	8,408	298
Kone OYJ	4,112	181
Krones AG	828	75		Pharmaceuticals - (0.32)%
Nordson Corp	14,540	1,552		Allergan PLC	12,593	2,447
				Depomed Inc (a)	23,930	457
Roper Technologies Inc	18,886	3,420		Endo International PLC (a)	74,590	1,194
Wabtec Corp/DE	22,210	1,881		Express Scripts Holding Co (a)	31,180	2,366
Zardoya Otis SA	9,441	74
Zebra Technologies Corp (a)	13,580	1,073		Merck KGaA	5,791	580
		$8,880		Novartis AG	1,576	109
				Novo Nordisk A/S	362	12
Media - (0.29)%				Roche Holding AG	385	86
Altice NV - A Shares (a)	12,392	213		Teva Pharmaceutical Industries Ltd ADR	17,632	665

See accompanying notes

Schedule of Investments
Global Multi-Strategy Fund
November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Pharmaceuticals (continued)				Semiconductors - (1.14)%
Zoetis Inc	13,544	$682		ams AG	10,411	$305
		$8,598		Analog Devices Inc	9,379	696
				ASML Holding NV	493	51
Pipelines - (0.07)%				Broadcom Ltd	3,310	564
Enbridge Inc	41,066	1,727		Cypress Semiconductor Corp	83,795	943
Koninklijke Vopak NV	4,824	225		Inphi Corp (a)	4,538	205
		$1,952		Integrated Device Technology Inc (a)	47,109	1,102
Private Equity - (0.01)%				Intel Corp	142,021	4,928
Icahn Enterprises LP	1,979	114		Lam Research Corp	128,921	13,668
				MACOM Technology Solutions Holdings Inc	1,731	86
				(a)
Real Estate - 0.00%				Microchip Technology Inc	48,054	3,180
Vonovia SE	1,022	33		Micron Technology Inc (a)	29,036	567
				Microsemi Corp (a)	50,520	2,766
REITS - (0.42)%				NVIDIA Corp	20,510	1,891
Colony Capital Inc	28,336	581		ON Semiconductor Corp (a)	26,119	308
Cousins Properties Inc	10,711	85				$31,260
Equinix Inc	4,553	1,542		Shipbuilding - (0.04)%
Extra Space Storage Inc	1,752	123		Huntington Ingalls Industries Inc	6,880	1,230
Healthcare Realty Trust Inc	31,887	937
Mid-America Apartment Communities Inc	13,966	1,280
Parkway Inc (a)	1,338	26		Software - (0.43)%
Regency Centers Corp	7,756	519		Activision Blizzard Inc	61,250	2,243
Spirit Realty Capital Inc	23,537	254		Adobe Systems Inc (a)	17,575	1,807
Starwood Property Trust Inc	13,256	298		Akamai Technologies Inc (a)	13,620	908
Summit Hotel Properties Inc	179,390	2,551		Amadeus IT Group SA	6,550	297
Ventas Inc	34,040	2,057		Autodesk Inc (a)	9,300	675
Welltower Inc	19,330	1,213		Broadridge Financial Solutions Inc	9,405	609
		$11,466		Electronic Arts Inc (a)	11,030	874
				Fiserv Inc (a)	13,230	1,384
Retail - (1.08)%				salesforce.com Inc (a)	3,160	228
Advance Auto Parts Inc	16,390	2,782		SAP SE	5,020	419
AutoNation Inc (a)	14,250	636		Synopsys Inc (a)	21,480	1,299
AutoZone Inc (a)	2,780	2,177		Take-Two Interactive Software Inc (a)	12,660	623
Bed Bath & Beyond Inc	3,963	178		Tyler Technologies Inc (a)	2,890	431
Best Buy Co Inc	43,937	2,008				$11,797
Chipotle Mexican Grill Inc (a)	3,730	1,478
Cie Financiere Richemont SA	7,656	500		Telecommunications - (0.31)%
CVS Health Corp	5,980	460		AT&T Inc	19,270	745
Dick's Sporting Goods Inc	8,706	514		BCE Inc	13,258	571
Dillard's Inc	2,609	187		Cellnex Telecom SA	17,206	241
Dollar Tree Inc (a)	21,511	1,896		CenturyLink Inc	3,415	80
Domino's Pizza Inc	9,590	1,612		Ciena Corp (a)	32,566	699
Dufry AG (a)	1,455	180		Deutsche Telekom AG	6,608	104
Foot Locker Inc	18,694	1,340		Freenet AG	1,495	38
GameStop Corp	12,449	307		General Communication Inc (a)	18,510	312
Gap Inc/The	9,883	247		Koninklijke KPN NV	46,590	134
GNC Holdings Inc	11,755	170		Leap Wireless International Inc - Rights (a),(b),(c)	7,565	21
Hennes & Mauritz AB	14,796	430		Millicom International Cellular SA	1,070	45
HUGO BOSS AG	6,242	358		Nokia OYJ	62,301	267
JC Penney Co Inc (a)	232,514	2,202		SES SA	58,382	1,260
Kohl's Corp	5,996	323		Tele2 AB	62,356	477
L Brands Inc	2,382	167		Telecom Italia SpA/Milano (a)	181,027	136
Luxottica Group SpA	10,001	521		Telefonica Deutschland Holding AG	38,933	153
Macy's Inc	4,184	176		Telefonica SA	8,252	69
Nordstrom Inc	5,045	282		Telenor ASA	7,587	112
O'Reilly Automotive Inc (a)	4,300	1,180		T-Mobile US Inc (a)	52,994	2,873
Pandora A/S	4,502	534				$8,337
Panera Bread Co (a)	9,240	1,960
				Textiles - (0.03)%
Salvatore Ferragamo SpA	19,853	426		Mohawk Industries Inc (a)	4,130	815
Starbucks Corp	35,790	2,075
Swatch Group AG/The	2,313	680
Ulta Salon Cosmetics & Fragrance Inc (a)	3,200	830		Transportation - (0.20)%
Walgreens Boots Alliance Inc	7,960	674		bpost SA	3,127	70
Williams-Sonoma Inc	3,257	178		Echo Global Logistics Inc (a)	1,268	32
		$29,668		FedEx Corp	7,860	1,507
				Kuehne + Nagel International AG	1,107	144
Savings & Loans - (0.08)%				Old Dominion Freight Line Inc (a)	20,390	1,780
BofI Holding Inc (a)	64,535	1,525
				Ship Finance International Ltd	21,789	314
New York Community Bancorp Inc	46,400	742		Union Pacific Corp	16,020	1,623
		$2,267				$5,470

See accompanying notes

     Schedule of Investments Global Multi-Strategy Fund November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)
					Principal
Water- (0.06)%				BONDS (continued)	Amount (000's) Value (000's)
American Water Works Co Inc	7,260	$526		Sovereign - (0.47)%
California Water Service Group	32,610	1,127		Colombia Government International Bond
		$1,653		5.00%, 06/15/2045		$1,737	$1,602
TOTAL COMMON STOCKS (proceeds $311,562)		$337,868		Oman Government International Bond
PREFERRED STOCKS - (0.03)%	Shares	Value(000	's)	4.75%, 06/15/2026		5,000	4,839
				Republic of South Africa Government Bond
Automobile Manufacturers - (0.02)%				6.75%, 03/31/2021	ZAR	31,282	2,088
Volkswagen AG 0.17%	3,347	$431		Republic of South Africa Government
				International Bond
Chemicals - (0.01)%				5.38%, 07/24/2044		$1,113	1,087
FUCHS PETROLUB SE 0.82%	7,067	281		Turkey Government International Bond
				7.38%, 02/05/2025		3,066	3,371
							$12,987
Electronics - 0.00%				TOTAL BONDS (proceeds $43,384)			$42,329
Sartorius AG 0.38%	1,166	87
					Principal
TOTAL PREFERRED STOCKS (proceeds $792)		$799		CONVERTIBLE BONDS - (0.02)%	Amount (000's) Value (000's)
	Principal			Diversified Financial Services - 0.00%
BONDS- (1.54)%	Amount (000's) Value (000's)			Blackhawk Network Holdings Inc
				1.50%, 01/15/2022		175	179
Automobile Parts & Equipment - (0.07)%
Goodyear Tire & Rubber Co/The
5.13%, 11/15/2023	$2,000	$2,043		Internet - (0.01)%
				Priceline Group Inc/The
				0.90%, 09/15/2021		225	241
Chemicals - (0.05)%
Chemours Co/The
6.63%, 05/15/2023	1,250	1,234		Semiconductors - (0.01)%
				ON Semiconductor Corp
				1.00%, 12/01/2020		225	225
Commercial Services - (0.07)%
United Rentals North America Inc				TOTAL CONVERTIBLE BONDS (proceeds $641)			$645
5.75%, 11/15/2024	1,969	2,038		U.S. GOVERNMENT & GOVERNMENT	Principal
				AGENCY OBLIGATIONS - (9.83)%	Amount (000's) Value (000's)

Diversified Financial Services - (0.06)%				U.S. Treasury - (7.73)%
International Lease Finance Corp
5.88%, 08/15/2022	1,436	1,569		1.38%, 01/31/2021		$661	$651
				1.38%, 09/30/2023		11,006	10,454
				1.63%, 10/31/2023		43,030	41,531
Electric - (0.18)%				2.25%, 08/15/2046		26,275	22,235
Saudi Electricity Global Sukuk Co 2				2.50%, 05/15/2046		68,966	61,719
3.47%, 04/08/2023	5,000	5,034		3.00%, 11/15/2045		14,368	14,283
				3.13%, 11/15/2041		50,948	52,150

Food- (0.16)%				3.13%, 02/15/2042		9,138	9,354
Flowers Foods Inc							$212,377
3.50%, 10/01/2026	2,051	1,927		U.S. Treasury Inflation-Indexed Obligations - (2.10)%
4.38%, 04/01/2022	2,220	2,314		0.13%, 04/15/2021		35,072	35,249
		$4,241		0.13%, 07/15/2022		5,249	5,267
				0.63%, 07/15/2021		10,761	11,111
Lodging - (0.05)%				1.25%, 07/15/2020		5,782	6,101
Wynn Las Vegas LLC / Wynn Las Vegas
Capital Corp							$57,728
5.50%, 03/01/2025	1,500	1,479		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $			270,105
				OBLIGATIONS (proceeds $291,294)
				TOTAL SHORT SALES (proceeds $647,673)			$651,746
Media- (0.06)%
Gray Television Inc
5.88%, 07/15/2026	1,711	1,633
				(a) Non-Income Producing Security

Pharmaceuticals - (0.31)%				(b)	Fair value of these investments is determined in good faith by the Manager
Endo Finance LLC				under procedures established and periodically reviewed by the Board of
5.75%, 01/15/2022	2,000	1,802		Directors. At the end of the period, the fair value of these securities totaled
Valeant Pharmaceuticals International Inc				$21 or 0.00% of net assets.
5.38%, 03/15/2020	6,712	5,638		(c)	Security is Illiquid. At the end of the period, the value of these securities
6.75%, 08/15/2018	1,142	1,083		totaled $21 or 0.00% of net assets.
		$8,523

Retail - (0.06)%
Macy's Retail Holdings Inc
4.50%, 12/15/2034	1,750	1,548

See accompanying notes

Schedule of Investments
Global Opportunities Equity Hedged Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 96.45%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.60%			Engineering & Construction (continued)
Interpublic Group of Cos Inc/The	1,718	$41	Promotora y Operadora de Infraestructura	3,100	$27
			SAB de CV
Aerospace & Defense - 0.74%					$191
BAE Systems PLC	6,817	51	Environmental Control - 1.09%
			Waste Management Inc	1,072	75
Agriculture - 2.39%
British American Tobacco PLC	2,314	127	Food - 2.20%
KT&G Corp	415	37	JBS SA	17,500	50
		$164	Kroger Co/The	2,187	71
Automobile Manufacturers - 2.19%			Tate & Lyle PLC	3,521	30
Fuji Heavy Industries Ltd	1,200	50			$151
Suzuki Motor Corp	1,600	52	Food Service - 0.98%
Toyota Motor Corp	800	48	Compass Group PLC	3,933	67
		$150
Automobile Parts & Equipment - 0.67%			Healthcare - Services - 1.47%
Adient PLC (a)	857	46	Anthem Inc	709	101

Banks - 11.78%			Holding Companies - Diversified - 0.64%
77 Bank Ltd/The	10,000	48	Wharf Holdings Ltd/The	6,000	44
Bank of America Corp	2,896	61
Bank of Nova Scotia/The	700	39	Home Builders - 0.60%
BNP Paribas SA	837	48	Iida Group Holdings Co Ltd	2,100	41
Fifth Third Bancorp	1,799	47
JPMorgan Chase & Co	2,758	221	Insurance - 7.86%
Morgan Stanley	2,278	94	Everest Re Group Ltd	334	70
Resona Holdings Inc	7,100	35	NN Group NV	2,760	89
Sumitomo Mitsui Trust Holdings Inc	1,700	63	Prudential Financial Inc	948	96
SunTrust Banks Inc	2,105	109	SCOR SE	2,114	67
Toronto-Dominion Bank/The	900	43	Swiss Life Holding AG (a)	135	37
		$808	Swiss Re AG	743	68
Biotechnology - 4.84%			Unum Group	2,644	112
Amgen Inc (b)	924	133			$539
Gilead Sciences Inc (b)	2,692	199	Internet - 5.70%
		$332	Alphabet Inc - A Shares (a),(b)	202	157
Building Materials - 1.14%			Amazon.com Inc (a)	112	84
Johnson Controls International PLC	1,725	78	Facebook Inc (a)	532	63
			Symantec Corp	1,921	47
Chemicals - 0.69%			Tencent Holdings Ltd	1,600	40
Lonza Group AG (a)	264	47			$391
			Machinery - Construction & Mining - 1.50%
Commercial Services - 4.36%			ABB Ltd (a)	2,381	49
AMN Healthcare Services Inc (a)	2,039	68	Hitachi Ltd	10,000	54
Aramark	1,781	61			$103
Ashtead Group PLC	2,918	57	Machinery - Diversified - 1.79%
Qualicorp SA	8,700	47	Cummins Inc	266	37
Total System Services Inc	1,331	66	Mitsubishi Heavy Industries Ltd	19,000	86
		$299			$123
Computers - 1.33%			Media - 1.05%
Accenture PLC - Class A	762	91	CBS Corp	1,193	72

Distribution & Wholesale - 0.99%			Mining - 0.39%
Mitsubishi Corp	3,100	68	Anglo American PLC (a)	1,796	27

Diversified Financial Services - 0.74%			Miscellaneous Manufacturers - 1.77%
ORIX Corp	3,200	51	Siemens AG	1,074	121

Electric - 1.78%			Oil & Gas - 4.68%
Exelon Corp	2,137	70	Chevron Corp	569	63
Iberdrola SA	6,454	39	EOG Resources Inc	593	61
Korea Electric Power Corp	334	13	Exxon Mobil Corp	409	36
		$122	Lukoil PJSC ADR	1,180	58
Electrical Components & Equipment - 0.58%			Rice Energy Inc (a)	1,421	34
OSRAM Licht AG	793	40	Royal Dutch Shell PLC - A Shares	1,623	41
			Seven Generations Energy Ltd (a)	1,200	28
Electronics - 0.85%					$321
Honeywell International Inc	506	58	Oil & Gas Services - 0.76%
			Technip SA	755	52
Engineering & Construction - 2.79%
AECOM (a)	1,088	40	Packaging & Containers - 0.92%
Aena SA (c)	340	45	Packaging Corp of America	739	63
Eiffage SA	288	19
EMCOR Group Inc	872	60	Pharmaceuticals - 5.48%
			AbbVie Inc	1,912	116

See accompanying notes

     Schedule of Investments Global Opportunities Equity Hedged Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Pharmaceuticals (continued)				Country	Percent
Merck & Co Inc	1,385	$85		United States	58.88%
Pfizer Inc (b)	2,193	71		Japan	10.20%
Shire PLC	803	47		United Kingdom	6.07%
VCA Inc (a)	915	57		France	4.12%
		$376		Switzerland	2.94%
Pipelines - 0.85%				Canada	2.90%
TransCanada Corp	1,300	58		Germany	2.36%
				Ireland	2.00%
Private Equity - 0.85%				Netherlands	1.89%
3i Group PLC	6,724	58		Korea, Republic Of	1.53%
				Brazil	1.43%
REITS - 1.40%				Spain	1.23%
Digital Realty Trust Inc	592	55		Bermuda	1.02%
Prologis Inc	807	41		Russian Federation	0.85%
		$96		Taiwan, Province Of China	0.75%
Retail - 2.89%				Hong Kong	0.65%
Alimentation Couche-Tard Inc	700	32		Indonesia	0.63%
CVS Health Corp	1,075	83		China	0.58%
Wal-Mart Stores Inc (b)	1,181	83		Mexico	0.39%
		$198		Other Assets and Liabilities	(0.42)%
Semiconductors - 2.23%				TOTAL NET ASSETS	100.00%
Samsung Electronics Co Ltd	37	55
Taiwan Semiconductor Manufacturing Co Ltd	9,000	52
Tokyo Electron Ltd	500	46
		$153
Shipbuilding - 0.93%
Huntington Ingalls Industries Inc	355	64

Software - 3.33%
Microsoft Corp (b)	2,240	135
Synopsys Inc (a)	1,538	93
		$228
Telecommunications - 4.97%
Cisco Systems Inc	5,863	175
NTT DOCOMO Inc	2,500	57
Orange SA	4,500	66
Telekomunikasi Indonesia Persero Tbk PT	154,400	43
		$341
Transportation - 1.24%
CSX Corp	2,380	85

Water - 0.42%
Veolia Environnement SA	1,698	29

TOTAL COMMON STOCKS		$6,614
INVESTMENT COMPANIES - 3.97%	Shares Held	Value(000	's)
Money Market Funds - 3.97%
Morgan Stanley Institutional Liquidity Funds -	272,471	272
Government Portfolio

TOTAL INVESTMENT COMPANIES		$272
Total Investments		$6,886
Other Assets and Liabilities - (0.42)%		$(29)
TOTAL NET ASSETS - 100.00%		$6,857

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $471 or 6.87% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45 or 0.66% of net assets.

See accompanying notes

		Schedule of Investments
Global Opportunities Equity Hedged Fund
November 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2016	Short	24	$2,044	$1,962	$82
eMini MSCI Emerging Markets; December 2016	Short	3	134	129	5
S&P 500 Emini; December 2016	Short	22	2,368	2,419	(51)
Total					$36
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments Global Opportunities Fund November 30, 2016 (unaudited)

COMMON STOCKS - 98.54%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.60%				Engineering & Construction (continued)
Interpublic Group of Cos Inc/The	316,911	$7,628		Promotora y Operadora de Infraestructura	538,265	$4,718
				SAB de CV
Aerospace & Defense - 0.74%						$36,608
BAE Systems PLC	1,264,285	9,495		Environmental Control - 1.09%
				Waste Management Inc	200,010	13,905
Agriculture - 2.63%
British American Tobacco PLC	468,651	25,654		Food - 2.19%
KT&G Corp	86,888	7,812		JBS SA	3,230,100	9,313
		$33,466		Kroger Co/The	403,197	13,023
Automobile Manufacturers - 2.28%				Tate & Lyle PLC	655,982	5,545
Fuji Heavy Industries Ltd	231,300	9,647				$27,881
Suzuki Motor Corp	310,900	10,172		Food Service - 1.06%
Toyota Motor Corp	154,500	9,179		Compass Group PLC	790,058	13,526
		$28,998
Automobile Parts & Equipment - 0.67%				Healthcare - Services - 1.46%
Adient PLC (a)	158,681	8,499		Anthem Inc	130,317	18,574

Banks - 11.26%				Holding Companies - Diversified - 0.71%
Bank of America Corp	539,626	11,397		Wharf Holdings Ltd/The	1,221,000	9,037
Bank of Nova Scotia/The	142,400	7,859
BNP Paribas SA	175,988	10,200		Home Builders - 0.61%
Fifth Third Bancorp	333,292	8,672		Iida Group Holdings Co Ltd	397,000	7,794
JPMorgan Chase & Co	508,687	40,782
Morgan Stanley	422,452	17,473		Insurance - 8.00%
Resona Holdings Inc	1,335,900	6,525		Everest Re Group Ltd	63,205	13,308
Sumitomo Mitsui Trust Holdings Inc	314,200	11,666		NN Group NV	516,383	16,575
SunTrust Banks Inc	394,404	20,489		Prudential Financial Inc	174,578	17,563
Toronto-Dominion Bank/The	179,200	8,480		SCOR SE	438,991	13,919
		$143,543		Swiss Life Holding AG (a)	24,699	6,787
Biotechnology - 5.03%				Swiss Re AG	143,621	13,211
Amgen Inc	190,202	27,402		Unum Group	487,568	20,609
Gilead Sciences Inc	497,919	36,697				$101,972
		$64,099		Internet - 5.96%
Building Materials - 1.13%				Alphabet Inc - A Shares (a)	38,227	29,660
Johnson Controls International PLC	321,304	14,452		Amazon.com Inc (a)	21,054	15,803
				Facebook Inc (a)	107,798	12,765
Chemicals - 0.72%				Symantec Corp	399,645	9,747
Lonza Group AG (a)	51,530	9,194		Tencent Holdings Ltd	322,600	8,033
						$76,008
Commercial Services - 4.48%				Machinery - Construction & Mining - 1.53%
AMN Healthcare Services Inc (a)	375,799	12,514		ABB Ltd (a)	431,114	8,787
Aramark	340,589	11,720		Hitachi Ltd	1,964,000	10,683
Ashtead Group PLC	540,472	10,584				$19,470
Qualicorp SA	1,626,300	8,813		Machinery - Diversified - 1.84%
Total System Services Inc	272,850	13,430		Cummins Inc	49,612	7,034
		$57,061		Mitsubishi Heavy Industries Ltd	3,652,000	16,476
Computers - 1.37%						$23,510
Accenture PLC - Class A	146,410	17,486		Media - 1.09%
				CBS Corp	229,832	13,955
Distribution & Wholesale - 1.00%
Mitsubishi Corp	581,800	12,729		Mining - 0.39%
				Anglo American PLC (a)	334,722	4,983
Diversified Financial Services - 0.75%
ORIX Corp	600,000	9,535		Miscellaneous Manufacturers - 1.76%
				Siemens AG	198,798	22,409
Electric - 1.86%
Exelon Corp	403,808	13,128		Oil & Gas - 4.81%
Iberdrola SA	1,326,298	7,977		Chevron Corp	105,512	11,771
Korea Electric Power Corp	64,096	2,543		EOG Resources Inc	109,953	11,272
		$23,648		Exxon Mobil Corp	87,053	7,600
Electrical Components & Equipment - 0.59%				Lukoil PJSC ADR	218,313	10,718
OSRAM Licht AG	147,724	7,514		Rice Energy Inc (a)	264,250	6,434
				Royal Dutch Shell PLC - A Shares	302,954	7,709
Electronics - 0.83%				Seven Generations Energy Ltd (a)	253,400	5,836
Honeywell International Inc	93,277	10,628				$61,340
				Oil & Gas Services - 0.76%
Engineering & Construction - 2.87%				Technip SA	139,750	9,684
AECOM (a)	202,720	7,369
Aena SA (b)	71,420	9,458		Packaging & Containers - 0.96%
Eiffage SA	60,268	3,974		Packaging Corp of America	143,777	12,187
EMCOR Group Inc	159,851	11,089
				Pharmaceuticals - 5.38%
				AbbVie Inc	342,142	20,802

See accompanying notes

Schedule of Investments
Global Opportunities Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Portfolio Summary (unaudited)
Pharmaceuticals (continued)				Country	Percent
Merck & Co Inc	259,293	$15,866		United States	57.86%
Pfizer Inc	407,595	13,100		Japan	9.73%
Shire PLC	148,693	8,660		United Kingdom	6.34%
VCA Inc (a)	161,175	10,090		France	4.48%
		$68,518		Canada	3.23%
Pipelines - 0.93%				Switzerland	2.98%
TransCanada Corp	263,800	11,848		Germany	2.35%
				Ireland	2.04%
Private Equity - 0.87%				Netherlands	1.90%
3i Group PLC	1,282,079	11,028		Brazil	1.77%
				Korea, Republic Of	1.72%
REITS - 1.44%				Spain	1.37%
Digital Realty Trust Inc	115,328	10,648		Bermuda	1.04%
Prologis Inc	150,219	7,646		Russian Federation	0.84%
		$18,294		Taiwan, Province Of China	0.76%
Retail - 2.97%				Hong Kong	0.71%
Alimentation Couche-Tard Inc	153,716	7,094		Indonesia	0.69%
CVS Health Corp	198,772	15,284		China	0.63%
Wal-Mart Stores Inc	220,182	15,507		Mexico	0.37%
		$37,885		Other Assets and Liabilities	(0.81)%
Semiconductors - 2.39%				TOTAL NET ASSETS	100.00%
Samsung Electronics Co Ltd	7,716	11,483
Taiwan Semiconductor Manufacturing Co Ltd	1,679,000	9,655
Tokyo Electron Ltd	100,100	9,287
		$30,425
Shipbuilding - 0.98%
Huntington Ingalls Industries Inc	69,795	12,477

Software - 3.48%
Microsoft Corp	452,709	27,280
Synopsys Inc (a)	281,924	17,051
		$44,331
Telecommunications - 5.00%
Cisco Systems Inc	1,053,351	31,411
NTT DOCOMO Inc	451,600	10,340
Orange SA	911,763	13,277
Telekomunikasi Indonesia Persero Tbk PT	31,116,400	8,737
		$63,765
Transportation - 1.24%
CSX Corp	441,380	15,806

Water - 0.83%
Cia de Saneamento Basico do Estado de Sao	504,000	4,458
Paulo
Veolia Environnement SA	352,494	6,080
		$10,538
TOTAL COMMON STOCKS		$1,255,733
INVESTMENT COMPANIES - 2.27%	Shares Held	Value(000	's)
Money Market Funds - 2.27%
Morgan Stanley Institutional Liquidity Funds -	28,970,913	28,971
Government Portfolio

TOTAL INVESTMENT COMPANIES		$28,971
Total Investments		$1,284,704
Other Assets and Liabilities - (0.81)%		$(10,260)
TOTAL NET ASSETS - 100.00%		$1,274,444

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $9,458 or 0.74% of net assets.

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 97.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.45%				Automobile Parts & Equipment (continued)
Dentsu Inc	15,700	$729		JTEKT Corp	16,200	$265
Hakuhodo DY Holdings Inc	15,700	185		Koito Manufacturing Co Ltd	8,200	434
JCDecaux SA	5,447	142		Mobileye NV (a)	12,857	479
Publicis Groupe SA	14,068	911		NGK Insulators Ltd	19,100	373
WPP PLC	94,105	2,007		NGK Spark Plug Co Ltd	13,100	275
		$3,974		NOK Corp	6,900	140
Aerospace & Defense - 1.16%				Nokian Renkaat OYJ	8,468	305
Airbus Group SE	42,484	2,709		Stanley Electric Co Ltd	11,000	309
BAE Systems PLC	232,696	1,748		Sumitomo Electric Industries Ltd	55,200	789
Cobham PLC	125,204	257		Sumitomo Rubber Industries Ltd	12,400	208
Dassault Aviation SA	167	182		Toyoda Gosei Co Ltd	4,700	103
Elbit Systems Ltd	1,723	174		Toyota Industries Corp	11,900	569
IHI Corp	106,000	300		Valeo SA	17,475	974
Kawasaki Heavy Industries Ltd	104,000	335		Yokohama Rubber Co Ltd/The	8,000	147
Leonardo-Finmeccanica SpA (a)	29,668	385				$12,715
Meggitt PLC	56,836	336		Banks - 12.93%
Rolls-Royce Holdings PLC (a)	134,800	1,139		ABN AMRO Group NV (b)	20,673	447
Safran SA	22,929	1,574		Aozora Bank Ltd	86,000	299
Thales SA	7,760	757		Australia & New Zealand Banking Group Ltd	214,604	4,494
Zodiac Aerospace	14,880	329		Banco Bilbao Vizcaya Argentaria SA	482,280	2,970
		$10,225		Banco de Sabadell SA	387,666	484
Agriculture - 1.57%				Banco Espirito Santo SA (a),(c)	131,709	—
British American Tobacco PLC	136,675	7,482		Banco Popular Espanol SA	246,140	216
Golden Agri-Resources Ltd	517,500	155		Banco Santander SA	1,070,373	4,890
Imperial Brands PLC	70,284	3,014		Bank Hapoalim BM	78,104	469
Japan Tobacco Inc	80,500	2,791		Bank Leumi Le-Israel BM (a)	106,067	432
Swedish Match AB	13,836	431		Bank of East Asia Ltd/The	88,200	365
		$13,873		Bank of Ireland (a)	2,016,704	430
Airlines - 0.19%				Bank of Kyoto Ltd/The	22,000	155
ANA Holdings Inc	85,000	238		Bank of Queensland Ltd	27,930	231
Cathay Pacific Airways Ltd	86,000	116		Bankia SA	337,739	301
Deutsche Lufthansa AG	17,086	221		Bankinter SA	49,421	371
easyJet PLC	11,647	144		Barclays PLC	1,240,067	3,339
International Consolidated Airlines Group SA	62,181	337		Bendigo & Adelaide Bank Ltd	33,848	301
Japan Airlines Co Ltd	8,700	260		BNP Paribas SA	77,672	4,502
Qantas Airways Ltd	35,167	86		BOC Hong Kong Holdings Ltd	271,000	1,015
Singapore Airlines Ltd	39,500	274		CaixaBank SA	241,618	701
				CaixaBank SA - Rights (a)	230,228	10
		$1,676
Apparel - 0.94%				Chiba Bank Ltd/The	51,000	308
Adidas AG	13,803	2,034		Chugoku Bank Ltd/The	12,400	170
Asics Corp	11,700	249		Commerzbank AG	78,039	544
Burberry Group PLC	32,519	580		Commonwealth Bank of Australia	125,738	7,293
Christian Dior SE	3,996	776		Concordia Financial Group Ltd	85,700	402
Hermes International	1,934	798		Credit Agricole SA	82,380	928
				Credit Suisse Group AG (a)	145,552	1,936
LVMH Moet Hennessy Louis Vuitton SE	20,472	3,718
Yue Yuen Industrial Holdings Ltd	54,000	194		Danske Bank A/S	50,481	1,469
				DBS Group Holdings Ltd	129,900	1,581
		$8,349		Deutsche Bank AG (a)	101,116	1,594
Automobile Manufacturers - 3.63%				DNB ASA	71,644	1,054
Bayerische Motoren Werke AG	24,272	2,065		Erste Group Bank AG	22,055	611
Daimler AG	70,587	4,688		Fukuoka Financial Group Inc	56,000	246
Ferrari NV	9,002	491		Hachijuni Bank Ltd/The	30,000	163
Fiat Chrysler Automobiles NV	66,147	507		Hang Seng Bank Ltd	56,000	1,060
Fuji Heavy Industries Ltd	45,000	1,877		Hiroshima Bank Ltd/The	37,000	166
Hino Motors Ltd	18,900	195		HSBC Holdings PLC	1,458,316	11,559
Honda Motor Co Ltd	119,400	3,560		ING Groep NV	284,298	3,863
Isuzu Motors Ltd	43,400	522		Intesa Sanpaolo SpA	68,361	141
Mazda Motor Corp	41,600	690		Intesa Sanpaolo SpA	930,147	2,050
Mitsubishi Motors Corp	49,100	230		Investec PLC	48,122	312
Nissan Motor Co Ltd	176,900	1,672		Japan Post Bank Co Ltd	29,700	355
Peugeot SA (a)	35,567	524
				KBC Group NV	18,389	1,102
Renault SA	14,091	1,106		Kyushu Financial Group Inc	25,400	170
Suzuki Motor Corp	25,000	818		Lloyds Banking Group PLC	4,709,247	3,401
Toyota Motor Corp	195,700	11,626		Mediobanca SpA	41,505	286
Volkswagen AG	2,379	326		Mitsubishi UFJ Financial Group Inc	934,600	5,620
Volvo AB - B Shares	113,029	1,209		Mizrahi Tefahot Bank Ltd	10,202	143
		$32,106		Mizuho Financial Group Inc	1,768,000	3,193
Automobile Parts & Equipment - 1.44%				National Australia Bank Ltd	194,779	4,152
Aisin Seiki Co Ltd	14,000	608		Natixis SA	68,994	347
Bridgestone Corp	47,600	1,847		Nordea Bank AB	222,679	2,340
Cie Generale des Etablissements Michelin	13,362	1,427		Oversea-Chinese Banking Corp Ltd	230,600	1,456
Continental AG	8,063	1,429		Raiffeisen Bank International AG (a)	8,590	156
Denso Corp	34,800	1,548		Resona Holdings Inc	161,700	790
GKN PLC	125,672	486		Royal Bank of Scotland Group PLC (a)	258,542	627

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Chemicals (continued)
Seven Bank Ltd	43,600	$126		JSR Corp	14,000	$205
Shinsei Bank Ltd	131,000	213		K+S AG	14,031	286
Shizuoka Bank Ltd/The	39,000	321		Kaneka Corp	20,000	162
Skandinaviska Enskilda Banken AB	111,360	1,109		Kansai Paint Co Ltd	16,000	297
Societe Generale SA	56,248	2,413		Koninklijke DSM NV	13,300	808
Standard Chartered PLC (a)	240,691	1,929		Kuraray Co Ltd	25,900	372
Sumitomo Mitsui Financial Group Inc	98,400	3,711		LANXESS AG	6,709	415
Sumitomo Mitsui Trust Holdings Inc	24,344	904		Linde AG	13,615	2,287
Suruga Bank Ltd	12,800	293		Lonza Group AG (a)	3,878	692
Svenska Handelsbanken AB	111,599	1,549		Mitsubishi Chemical Holdings Corp	99,300	638
Swedbank AB	66,390	1,533		Mitsubishi Gas Chemical Co Inc	13,200	203
UBS Group AG	268,155	4,264		Mitsui Chemicals Inc	67,000	316
UniCredit SpA	384,967	821		Nippon Paint Holdings Co Ltd	11,900	383
United Overseas Bank Ltd	94,800	1,345		Nissan Chemical Industries Ltd	9,000	302
Westpac Banking Corp	245,311	5,672		Nitto Denko Corp	12,000	839
Yamaguchi Financial Group Inc	15,000	158		Novozymes A/S	16,907	571
		$114,371		Shin-Etsu Chemical Co Ltd	28,400	2,129
Beverages - 2.09%				Solvay SA	5,432	621
Anheuser-Busch InBev SA/NV	55,859	5,804		Sumitomo Chemical Co Ltd	115,000	536
Asahi Group Holdings Ltd	28,300	926		Symrise AG	9,040	549
Carlsberg A/S	7,841	665		Syngenta AG	6,786	2,597
Coca-Cola Amatil Ltd	41,984	298		Taiyo Nippon Sanso Corp	9,400	104
Coca-Cola European Partners PLC	15,911	526		Teijin Ltd	13,700	257
Coca-Cola HBC AG (a)	13,270	282		Toray Industries Inc	106,000	870
Diageo PLC	184,591	4,615		Umicore SA	6,978	419
Heineken Holding NV	7,389	518		Yara International ASA	13,019	481
Heineken NV	16,890	1,264				$33,250
Kirin Holdings Co Ltd	60,200	986		Commercial Services - 1.92%
Pernod Ricard SA	15,566	1,627		Abertis Infraestructuras SA	47,193	630
Remy Cointreau SA	1,607	135		Adecco Group AG	11,919	734
Suntory Beverage & Food Ltd	10,200	438		AerCap Holdings NV (a)	11,706	502
Treasury Wine Estates Ltd	54,112	432		Ashtead Group PLC	36,752	720
		$18,516		Atlantia SpA	30,268	672
Biotechnology - 0.35%				Babcock International Group PLC	18,532	221
CSL Ltd	33,448	2,419		Benesse Holdings Inc	4,900	131
Genmab A/S (a)	4,191	723		Brambles Ltd	116,277	1,010
		$3,142		Bureau Veritas SA	19,441	365
Building Materials - 1.47%				Capita PLC	48,901	321
Asahi Glass Co Ltd	74,000	486		Dai Nippon Printing Co Ltd	39,000	373
Boral Ltd	79,070	294		Edenred	15,422	325
Cie de Saint-Gobain	36,612	1,586		Experian PLC	70,235	1,324
CRH PLC	60,828	2,027		G4S PLC	113,748	347
Daikin Industries Ltd	17,100	1,626		Hutchison Port Holdings Trust	383,141	161
Fletcher Building Ltd	50,768	369		Intertek Group PLC	11,830	487
Geberit AG	2,715	1,073		ISS A/S	12,249	418
HeidelbergCement AG	10,909	978		Park24 Co Ltd	7,500	214
Imerys SA	2,625	183		Randstad Holding NV	8,720	442
James Hardie Industries PLC	32,667	500		Recruit Holdings Co Ltd	26,800	1,031
LafargeHolcim Ltd (a)	33,369	1,765		RELX NV	72,932	1,175
LIXIL Group Corp	19,400	436		RELX PLC	79,894	1,372
Rinnai Corp	2,400	206		Secom Co Ltd	15,300	1,126
Sika AG	158	766		Securitas AB	22,955	337
Taiheiyo Cement Corp	88,000	279		SGS SA	401	804
TOTO Ltd	10,400	405		Sohgo Security Services Co Ltd	5,200	214
		$12,979		Toppan Printing Co Ltd	39,000	358
Chemicals - 3.76%				Transurban Group	149,755	1,163
Air Liquide SA	28,503	2,904				$16,977
Air Water Inc	10,900	189		Computers - 0.67%
Akzo Nobel NV	18,152	1,131		Atos SE	6,528	673
Arkema SA	4,979	477		Capgemini SA	11,991	944
Asahi Kasei Corp	92,000	831		Check Point Software Technologies Ltd (a)	9,427	776
BASF SE	67,334	5,818		Computershare Ltd	34,043	291
Brenntag AG	11,325	598		Fujitsu Ltd	136,000	819
Covestro AG (b)	5,195	335		Gemalto NV	5,930	302
Croda International PLC	9,621	392		Ingenico Group SA	4,057	316
Daicel Corp	20,400	229		Nomura Research Institute Ltd	8,710	299
EMS-Chemie Holding AG	599	308		NTT Data Corp	9,200	463
Evonik Industries AG	11,956	335		Obic Co Ltd	4,700	209
Givaudan SA	676	1,206		Otsuka Corp	3,800	187
Hitachi Chemical Co Ltd	7,600	170		TDK Corp	9,000	617
Incitec Pivot Ltd	123,688	287				$5,896
Israel Chemicals Ltd	37,422	144		Consumer Products - 0.56%
Johnson Matthey PLC	14,188	557		Henkel AG & Co KGaA	7,617	776

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Consumer Products (continued)				Electric (continued)
Reckitt Benckiser Group PLC	46,356	$3,916		HK Electric Investments & HK Electric	193,500	$170
Societe BIC SA	2,107	272		Investments Ltd (b)
		$4,964		Hokuriku Electric Power Co	12,200	133
Cosmetics & Personal Care - 1.93%				Iberdrola SA	396,449	2,384
Beiersdorf AG	7,389	604		Kansai Electric Power Co Inc/The (a)	51,500	511
Kao Corp	36,900	1,711		Kyushu Electric Power Co Inc	31,200	309
Kose Corp	2,200	178		Mercury NZ Ltd	51,318	109
Lion Corp	17,000	278		Meridian Energy Ltd	93,947	171
L'Oreal SA	18,466	3,142		Origin Energy Ltd	128,542	561
Pola Orbis Holdings Inc	1,700	133		Power Assets Holdings Ltd	101,500	968
Shiseido Co Ltd	27,700	711		Red Electrica Corp SA	31,733	564
Svenska Cellulosa AB SCA	44,590	1,188		RWE AG (a)	35,876	450
Unicharm Corp	29,600	634		SSE PLC	73,870	1,361
Unilever NV	119,422	4,761		Terna Rete Elettrica Nazionale SpA	110,515	479
Unilever PLC	94,091	3,743		Tohoku Electric Power Co Inc	33,000	387
		$17,083		Tokyo Electric Power Co Holdings Inc (a)	105,900	397
Distribution & Wholesale - 1.19%						$19,055
Bunzl PLC	24,597	634		Electrical Components & Equipment - 0.77%
ITOCHU Corp	109,600	1,514		Brother Industries Ltd	17,200	299
Jardine Cycle & Carriage Ltd	7,200	201		Casio Computer Co Ltd	16,600	220
Li & Fung Ltd	432,000	189		Legrand SA	19,578	1,093
Marubeni Corp	121,000	672		Mabuchi Motor Co Ltd	3,500	198
Mitsubishi Corp	110,600	2,420		Nidec Corp	17,400	1,581
Mitsui & Co Ltd	125,000	1,702		OSRAM Licht AG	6,523	332
Rexel SA	22,159	342		Prysmian SpA	14,299	342
Sumitomo Corp	87,000	1,050		Schneider Electric SE	41,211	2,736
Toyota Tsusho Corp	15,600	396				$6,801
Travis Perkins PLC	18,328	308		Electronics - 1.47%
Wolseley PLC	18,502	1,075		Alps Electric Co Ltd	13,800	356
		$10,503		Assa Abloy AB	73,479	1,388
Diversified Financial Services - 1.68%				Hamamatsu Photonics KK	10,300	278
Aberdeen Asset Management PLC	67,632	226		Hirose Electric Co Ltd	2,285	277
Acom Co Ltd (a)	29,200	141		Hitachi High-Technologies Corp	5,000	200
AEON Financial Service Co Ltd	8,200	138		Hoya Corp	29,000	1,155
ASX Ltd	14,192	509		Keyence Corp	3,340	2,310
Credit Saison Co Ltd	10,800	196		Koninklijke Philips NV	69,533	1,996
Daiwa Securities Group Inc	121,000	742		Kyocera Corp	23,400	1,127
Deutsche Boerse AG	14,536	1,126		Minebea Co Ltd	24,700	250
Hargreaves Lansdown PLC	19,124	281		Murata Manufacturing Co Ltd	14,000	1,934
Hong Kong Exchanges & Clearing Ltd	84,700	2,225		NEC Corp	190,000	502
ICAP PLC	40,648	248		Nippon Electric Glass Co Ltd	30,000	162
Japan Exchange Group Inc	38,100	574		Omron Corp	14,100	528
Julius Baer Group Ltd (a)	16,407	723		Yaskawa Electric Corp	18,600	290
London Stock Exchange Group PLC	23,113	793		Yokogawa Electric Corp	16,700	235
Macquarie Group Ltd	22,455	1,388				$12,988
Mebuki Financial Group Inc	69,000	255		Energy - Alternate Sources - 0.16%
Mitsubishi UFJ Lease & Finance Co Ltd	32,700	153		Innogy SE (a),(b)	10,181	359
Nomura Holdings Inc	266,100	1,466		Vestas Wind Systems A/S	16,241	1,070
ORIX Corp	96,900	1,540				$1,429
Partners Group Holding AG	1,271	618		Engineering & Construction - 1.20%
Provident Financial PLC	10,823	394		ACS Actividades de Construccion y Servicios	13,840	407
Schroders PLC	9,941	343		SA
Singapore Exchange Ltd	58,900	300		Aena SA (b)	4,948	655
Worldpay Group PLC (b)	131,959	444		Aeroports de Paris	2,175	214
		$14,823		Auckland International Airport Ltd	69,835	305
Electric - 2.15%				Boskalis Westminster	6,675	208
AGL Energy Ltd	49,463	765		Bouygues SA	15,195	514
AusNet Services	130,693	143		Cheung Kong Infrastructure Holdings Ltd	48,000	401
Chubu Electric Power Co Inc	47,100	663		CIMIC Group Ltd	7,131	162
Chugoku Electric Power Co Inc/The	20,300	233		Eiffage SA	4,313	284
CLP Holdings Ltd	120,500	1,176		Ferrovial SA	36,028	638
Contact Energy Ltd	52,455	174		Fraport AG Frankfurt Airport Services	3,049	177
DONG Energy A/S (a),(b)	6,163	209		Worldwide
DUET Group	178,368	313		HOCHTIEF AG	1,523	216
E.ON SE	146,695	966		Japan Airport Terminal Co Ltd	3,300	125
EDP - Energias de Portugal SA	169,773	491		JGC Corp	15,100	253
Electric Power Development Co Ltd	10,600	235		Kajima Corp	65,000	459
Electricite de France SA	19,187	203		LendLease Group	40,555	406
Endesa SA	23,284	481		Obayashi Corp	47,600	457
Enel SpA	558,998	2,257		SATS Ltd	49,300	165
Engie SA	107,120	1,319		Shimizu Corp	41,000	381
Fortum OYJ	32,563	473		Singapore Technologies Engineering Ltd	114,300	268
				Skanska AB	24,928	573

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Engineering & Construction (continued)				Gas - 0.92%
Sydney Airport	80,819	$374		Centrica PLC	400,816	$1,053
Taisei Corp	77,000	561		Enagas SA	16,626	409
Vinci SA	37,114	2,404		Gas Natural SDG SA	25,676	439
		$10,607		Hong Kong & China Gas Co Ltd	557,350	1,039
Entertainment - 0.44%				National Grid PLC	275,992	3,137
Aristocrat Leisure Ltd	39,701	439		Osaka Gas Co Ltd	137,000	523
Genting Singapore PLC	443,200	299		Snam SpA	179,644	695
Merlin Entertainments PLC (b)	52,031	283		Toho Gas Co Ltd	27,000	215
Oriental Land Co Ltd/Japan	16,000	918		Tokyo Gas Co Ltd	143,000	628
Paddy Power Betfair PLC	5,835	609				$8,138
Sankyo Co Ltd	3,200	102		Hand & Machine Tools - 0.48%
Sega Sammy Holdings Inc	13,600	206		Fuji Electric Co Ltd	41,000	204
Tabcorp Holdings Ltd	60,974	211		Makita Corp	8,200	560
Tatts Group Ltd	107,366	331		Sandvik AB	78,166	925
Toho Co Ltd/Tokyo	8,300	241		Schindler Holding AG	2,985	530
William Hill PLC	63,728	240		Schindler Holding AG	1,474	258
		$3,879		SMC Corp/Japan	4,200	1,217
Environmental Control - 0.02%				Techtronic Industries Co Ltd	100,500	391
Kurita Water Industries Ltd	7,400	155		THK Co Ltd	8,800	193
						$4,278
Food - 4.55%				Healthcare - Products - 0.84%
Ajinomoto Co Inc	39,800	779		Cochlear Ltd	4,200	367
Aryzta AG (a)	6,393	272		Coloplast A/S	8,708	551
Associated British Foods PLC	26,117	831		CYBERDYNE Inc (a)	8,000	106
Barry Callebaut AG (a)	161	191		Essilor International SA	15,189	1,608
Calbee Inc	5,800	182		Getinge AB	14,672	224
Carrefour SA	41,580	973		Olympus Corp	21,200	756
Casino Guichard Perrachon SA	4,103	186		QIAGEN NV (a)	16,297	449
Chocoladefabriken Lindt & Spruengli AG	74	365		Shimadzu Corp	17,000	263
Chocoladefabriken Lindt & Spruengli AG	8	464		Smith & Nephew PLC	65,393	919
Chr Hansen Holding A/S	7,249	401		Sonova Holding AG	3,906	472
Colruyt SA	4,934	249		Sysmex Corp	11,400	695
Danone SA	43,275	2,711		Terumo Corp	24,900	886
Distribuidora Internacional de Alimentacion	45,632	208		William Demant Holding A/S (a)	8,777	148
SA						$7,444
First Pacific Co Ltd/Hong Kong	156,000	109		Healthcare - Services - 0.63%
Frutarom Industries Ltd	2,809	151		Eurofins Scientific SE	803	351
ICA Gruppen AB	5,898	175		Fresenius Medical Care AG & Co KGaA	15,740	1,228
J Sainsbury PLC	120,233	347		Fresenius SE & Co KGaA	30,039	2,156
Jeronimo Martins SGPS SA	18,452	291		Healthscope Ltd	127,201	211
Kerry Group PLC	11,610	825		Mediclinic International PLC	27,023	240
Kikkoman Corp	11,000	339		Miraca Holdings Inc	4,200	190
Koninklijke Ahold Delhaize NV (a)	93,932	1,850		Ramsay Health Care Ltd	10,369	542
Marine Harvest ASA (a)	28,046	503		Ryman Healthcare Ltd	27,491	171
MEIJI Holdings Co Ltd	8,300	665		Sonic Healthcare Ltd	28,960	466
METRO AG	13,067	390				$5,555
Nestle SA	228,155	15,355		Holding Companies - Diversified - 0.65%
NH Foods Ltd	13,000	336		Bollore SA	63,919	209
Nisshin Seifun Group Inc	14,395	203		CK Hutchison Holdings Ltd	197,632	2,404
Nissin Foods Holdings Co Ltd	4,300	226		Industrivarden AB	12,033	206
Orkla ASA	59,759	532		Jardine Matheson Holdings Ltd	18,200	981
Seven & i Holdings Co Ltd	55,100	2,155		Keppel Corp Ltd	106,600	404
Tate & Lyle PLC	34,210	289		NWS Holdings Ltd	111,500	192
Tesco PLC (a)	599,262	1,564		Swire Pacific Ltd	39,500	394
Toyo Suisan Kaisha Ltd	6,400	229		Wendel SA	2,070	239
Wesfarmers Ltd	82,557	2,542		Wharf Holdings Ltd/The	100,000	740
WH Group Ltd (b)	590,000	491				$5,769
Wilmar International Ltd	140,700	345		Home Builders - 0.48%
Wm Morrison Supermarkets PLC	162,639	442		Barratt Developments PLC	73,581	431
Woolworths Ltd	93,747	1,583		Berkeley Group Holdings PLC	9,566	297
Yakult Honsha Co Ltd	6,400	283		Daiwa House Industry Co Ltd	41,400	1,192
Yamazaki Baking Co Ltd	9,600	191		Iida Group Holdings Co Ltd	10,720	210
		$40,223		Persimmon PLC	22,601	479
Food Service - 0.32%				Sekisui Chemical Co Ltd	29,800	457
Compass Group PLC	120,443	2,062		Sekisui House Ltd	44,100	732
Sodexo SA	6,762	739		Taylor Wimpey PLC	239,357	443
		$2,801				$4,241
Forest Products & Paper - 0.23%				Home Furnishings - 0.62%
Mondi PLC	26,922	550		Electrolux AB	17,636	412
Oji Holdings Corp	59,000	245		Hoshizaki Corp	3,600	309
Stora Enso OYJ	40,386	390		Panasonic Corp	161,700	1,677
UPM-Kymmene OYJ	39,128	894		SEB SA	1,654	222
		$2,079		Sharp Corp/Japan (a)	109,000	180

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Furnishings (continued)				Iron & Steel (continued)
Sony Corp	92,500	$2,688		Fortescue Metals Group Ltd	114,137	$488
		$5,488		Hitachi Metals Ltd	15,700	208
Insurance - 5.58%				JFE Holdings Inc	38,200	568
Admiral Group PLC	15,503	368		Kobe Steel Ltd (a)	22,600	216
Aegon NV	134,360	682		Nippon Steel & Sumitomo Metal Corp	59,177	1,289
Ageas	14,288	533		thyssenkrupp AG	26,967	612
AIA Group Ltd	883,200	5,378		voestalpine AG	8,336	317
Allianz SE	33,502	5,324				$4,713
AMP Ltd	216,835	751		Leisure Products & Services - 0.34%
Assicurazioni Generali SpA	85,767	1,082		Carnival PLC	13,960	705
Aviva PLC	297,511	1,663		Flight Centre Travel Group Ltd	4,069	100
AXA SA	142,180	3,342		Shimano Inc	5,400	901
Baloise Holding AG	3,665	441		TUI AG	36,564	482
Challenger Ltd/Australia	41,875	329		Yamaha Corp	12,200	377
CNP Assurances	12,583	221		Yamaha Motor Co Ltd	20,400	479
Dai-ichi Life Holdings Inc	79,000	1,302				$3,044
Direct Line Insurance Group PLC	100,802	437		Lodging - 0.52%
Gjensidige Forsikring ASA	14,662	234		Accor SA	12,522	443
Hannover Rueck SE	4,420	469		City Developments Ltd	30,000	176
Insurance Australia Group Ltd	178,247	734		Crown Resorts Ltd	26,699	231
Japan Post Holdings Co Ltd	32,900	413		Galaxy Entertainment Group Ltd	171,000	846
Legal & General Group PLC	436,366	1,285		InterContinental Hotels Group PLC	13,755	564
Mapfre SA	79,017	237		Melco Crown Entertainment Ltd ADR	13,948	274
Medibank Pvt Ltd	201,898	387		MGM China Holdings Ltd	69,200	153
MS&AD Insurance Group Holdings Inc	37,100	1,176		Sands China Ltd	176,800	868
Muenchener Rueckversicherungs-Gesellschaft	11,806	2,151		Shangri-La Asia Ltd	92,166	100
AG in Muenchen				SJM Holdings Ltd	144,000	116
NN Group NV	23,105	742		Whitbread PLC	13,429	582
Old Mutual PLC	361,397	857		Wynn Macau Ltd	114,000	211
Poste Italiane SpA (b)	38,300	238				$4,564
Prudential PLC	189,072	3,650		Machinery - Construction & Mining - 1.21%
QBE Insurance Group Ltd	100,529	829		ABB Ltd (a)	138,010	2,813
RSA Insurance Group PLC	74,711	505		Atlas Copco AB - A Shares	49,228	1,490
Sampo Oyj	32,772	1,446		Atlas Copco AB - B Shares	28,606	769
SCOR SE	11,962	379		Hitachi Construction Machinery Co Ltd	7,900	165
Sompo Holdings Inc	25,850	861		Hitachi Ltd	353,000	1,920
Sony Financial Holdings Inc	12,700	187		Komatsu Ltd	67,600	1,590
St James's Place PLC	38,647	454		Mitsubishi Electric Corp	141,600	1,989
Standard Life PLC	144,823	625				$10,736
Suncorp Group Ltd	94,321	869		Machinery - Diversified - 1.14%
Swiss Life Holding AG (a)	2,351	646		Alstom SA (a)	11,244	304
Swiss Re AG	23,756	2,185		Amada Holdings Co Ltd	24,800	279
T&D Holdings Inc	42,400	542		ANDRITZ AG	5,336	275
Tokio Marine Holdings Inc	49,800	2,182		CNH Industrial NV	74,857	638
Tryg A/S	8,284	149		FANUC Corp	14,200	2,424
UnipolSai SpA	82,980	158		GEA Group AG	13,406	500
Zurich Insurance Group AG (a)	11,035	2,891
				Hexagon AB	18,951	672
		$49,334		Husqvarna AB	30,525	226
Internet - 0.44%				Kone OYJ	24,724	1,088
Auto Trader Group PLC (b)	72,715	363		Kubota Corp	77,400	1,193
Iliad SA	1,937	368		MAN SE	2,583	255
Kakaku.com Inc	10,300	163		Metso OYJ	8,266	234
LINE Corp (a)	3,100	120		Mitsubishi Heavy Industries Ltd	234,000	1,056
M3 Inc	14,200	370		Nabtesco Corp	8,200	210
Mixi Inc	3,200	112		Sumitomo Heavy Industries Ltd	41,000	251
Rakuten Inc	68,100	681		Weir Group PLC/The	15,873	359
SBI Holdings Inc/Japan	15,490	197		Zardoya Otis SA	13,796	108
SEEK Ltd	24,222	264				$10,072
Start Today Co Ltd	13,000	200		Media - 0.77%
Trend Micro Inc/Japan	8,200	298		Altice NV - A Shares (a)	27,091	466
United Internet AG	9,016	345		Altice NV - B Shares (a)	8,007	139
Yahoo Japan Corp	104,300	382		Axel Springer SE	3,163	136
		$3,863		ITV PLC	265,596	558
Investment Companies - 0.30%				Lagardere SCA	8,651	213
Eurazeo SA	2,898	157		Pearson PLC	60,269	598
EXOR SpA	7,949	334		ProSiebenSat.1 Media SE	17,081	585
Groupe Bruxelles Lambert SA	5,913	484		RTL Group SA	2,836	192
Investor AB	33,391	1,128		Schibsted ASA - A Shares	5,542	119
Kinnevik AB (a)	17,177	421		Schibsted ASA - B Shares	6,531	132
Pargesa Holding SA	2,547	161		SFR Group SA	6,461	163
		$2,685		Singapore Press Holdings Ltd	117,300	306
Iron & Steel - 0.53%				Sky PLC	75,613	738
ArcelorMittal (a)	134,850	1,015		Telenet Group Holding NV (a)	3,866	204

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Media (continued)				Packaging & Containers - 0.13%
Vivendi SA	75,458	$1,436		Amcor Ltd/Australia	84,904	$899
Wolters Kluwer NV	22,131	797		Toyo Seikan Group Holdings Ltd	11,900	227
		$6,782				$1,126
Metal Fabrication & Hardware - 0.22%				Pharmaceuticals - 8.36%
Maruichi Steel Tube Ltd	4,100	133		Actelion Ltd (a)	7,110	1,373
MISUMI Group Inc	20,100	364		Alfresa Holdings Corp	13,600	219
NSK Ltd	32,200	359		Astellas Pharma Inc	157,900	2,202
SKF AB	29,185	525		AstraZeneca PLC	92,710	4,797
Tenaris SA	34,617	556		Bayer AG	60,624	5,709
		$1,937		Chugai Pharmaceutical Co Ltd	16,400	466
Mining - 2.35%				Daiichi Sankyo Co Ltd	44,000	926
Alumina Ltd	179,455	218		Eisai Co Ltd	18,400	1,076
Anglo American PLC (a)	102,799	1,530		Galenica AG	285	301
Antofagasta PLC	28,909	250		GlaxoSmithKline PLC	357,376	6,669
BHP Billiton Ltd	235,453	4,401		Grifols SA	21,867	428
BHP Billiton PLC	154,838	2,549		Hikma Pharmaceuticals PLC	10,552	224
Boliden AB	20,051	518		Hisamitsu Pharmaceutical Co Inc	4,500	218
Fresnillo PLC	16,206	244		Kyowa Hakko Kirin Co Ltd	18,900	272
Glencore PLC (a)	897,001	3,137		Medipal Holdings Corp	12,400	180
Mitsubishi Materials Corp	8,200	246		Merck KGaA	9,474	949
Newcrest Mining Ltd	56,193	799		Mitsubishi Tanabe Pharma Corp	16,300	309
Norsk Hydro ASA	98,591	464		Novartis AG	163,706	11,283
Randgold Resources Ltd	6,867	494		Novo Nordisk A/S	140,165	4,721
Rio Tinto Ltd	31,097	1,315		Ono Pharmaceutical Co Ltd	30,100	671
Rio Tinto PLC	90,693	3,422		Orion Oyj	7,526	320
South32 Ltd	390,291	774		Otsuka Holdings Co Ltd	28,600	1,173
Sumitomo Metal Mining Co Ltd	35,000	472		Roche Holding AG	51,505	11,464
		$20,833		Sanofi	85,048	6,855
Miscellaneous Manufacturers - 1.27%				Santen Pharmaceutical Co Ltd	27,200	335
Alfa Laval AB	21,524	323		Shionogi & Co Ltd	21,700	1,035
FUJIFILM Holdings Corp	32,000	1,203		Shire PLC	65,994	3,843
IMI PLC	19,936	241		Sumitomo Dainippon Pharma Co Ltd	11,600	191
Konica Minolta Inc	33,000	320		Suzuken Co Ltd/Aichi Japan	5,600	170
Nikon Corp	24,800	369		Taisho Pharmaceutical Holdings Co Ltd	2,600	224
Orica Ltd	27,486	344		Takeda Pharmaceutical Co Ltd	52,000	2,149
Siemens AG	56,082	6,322		Taro Pharmaceutical Industries Ltd (a)	1,097	112
Smiths Group PLC	28,968	511		Teva Pharmaceutical Industries Ltd ADR	66,926	2,523
Toshiba Corp (a)	294,000	1,105		UCB SA	9,267	595
Wartsila OYJ Abp	10,844	457				$73,982
		$11,195		Pipelines - 0.08%
Office & Business Equipment - 0.35%				APA Group	81,690	480
Canon Inc	78,200	2,256		Koninklijke Vopak NV	5,153	240
Ricoh Co Ltd	49,000	400				$720
Seiko Epson Corp	20,400	416		Private Equity - 0.07%
		$3,072		3i Group PLC	71,311	613
Oil & Gas - 4.81%
BP PLC	1,377,065	7,988		Real Estate - 1.75%
Caltex Australia Ltd	19,119	425		Aeon Mall Co Ltd	8,350	122
DCC PLC	6,507	499		Azrieli Group Ltd	3,111	136
Eni SpA	186,497	2,609		CapitaLand Ltd	187,900	402
Galp Energia SGPS SA	36,748	497		Cheung Kong Property Holdings Ltd	197,132	1,347
Idemitsu Kosan Co Ltd	6,400	147		Daito Trust Construction Co Ltd	5,100	795
Inpex Corp	69,500	680		Deutsche Wohnen AG	24,739	762
JX Holdings Inc	155,430	602		Global Logistic Properties Ltd	195,200	280
Lundin Petroleum AB (a)	13,724	259		Hang Lung Group Ltd	64,000	235
Neste Oyj	9,398	386		Hang Lung Properties Ltd	163,000	367
Oil Search Ltd	100,466	483		Henderson Land Development Co Ltd	79,357	438
OMV AG	10,796	349		Hongkong Land Holdings Ltd	86,200	551
Repsol SA	80,585	1,079		Hulic Co Ltd	21,700	207
Royal Dutch Shell PLC - A Shares	317,136	8,070		Hysan Development Co Ltd	46,000	203
Royal Dutch Shell PLC - B Shares	274,585	7,302		Kerry Properties Ltd	47,000	134
Santos Ltd	117,128	345		L E Lundbergforetagen AB	2,786	161
Showa Shell Sekiyu KK	13,800	125		Mitsubishi Estate Co Ltd	91,000	1,862
Statoil ASA	82,286	1,427		Mitsui Fudosan Co Ltd	65,000	1,561
TonenGeneral Sekiyu KK	21,000	203		New World Development Co Ltd	412,000	458
TOTAL SA	165,157	7,874		Nomura Real Estate Holdings Inc	9,100	149
Woodside Petroleum Ltd	55,584	1,224		REA Group Ltd	3,862	147
		$42,573		Sino Land Co Ltd	225,073	353
Oil & Gas Services - 0.11%				Sumitomo Realty & Development Co Ltd	26,000	732
Petrofac Ltd	19,019	190		Sun Hung Kai Properties Ltd	106,000	1,384
Saipem SpA (a)	444,691	200		Swire Properties Ltd	85,600	258
				Swiss Prime Site AG (a)	5,240	429
Technip SA	8,071	559
		$949		Tokyo Tatemono Co Ltd	15,000	196

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				Retail (continued)
Tokyu Fudosan Holdings Corp	37,500	$218		Zalando SE (a),(b)	6,341	$236
UOL Group Ltd	35,400	145				$20,752
Vonovia SE	34,162	1,101		Semiconductors - 0.95%
Wheelock & Co Ltd	59,000	350		ASM Pacific Technology Ltd	17,800	178
		$15,483		ASML Holding NV	27,001	2,785
REITS - 1.74%				Infineon Technologies AG	83,020	1,387
Ascendas Real Estate Investment Trust	175,450	286		NXP Semiconductors NV (a)	21,560	2,138
British Land Co PLC/The	71,706	530		Rohm Co Ltd	6,400	356
CapitaLand Commercial Trust	151,700	161		STMicroelectronics NV	46,727	476
CapitaLand Mall Trust	181,700	246		Tokyo Electron Ltd	11,400	1,058
Daiwa House REIT Investment Corp	99	247				$8,378
Dexus Property Group	70,961	477		Shipbuilding - 0.02%
Fonciere Des Regions	2,505	197		Sembcorp Industries Ltd	72,000	135
Gecina SA	3,013	395		Yangzijiang Shipbuilding Holdings Ltd	140,600	80
Goodman Group	131,162	646				$215
GPT Group/The	131,809	470		Software - 1.09%
Hammerson PLC	58,053	395		Amadeus IT Group SA	32,170	1,457
ICADE	2,716	187		Dassault Systemes	9,428	718
Intu Properties PLC	69,007	232		DeNA Co Ltd	7,700	238
Japan Prime Realty Investment Corp	60	245		Konami Holdings Corp	6,700	229
Japan Real Estate Investment Corp	95	516		Nexon Co Ltd	12,700	181
Japan Retail Fund Investment Corp	186	379		Oracle Corp Japan	2,800	141
Klepierre	16,131	600		Sage Group PLC/The	79,140	650
Land Securities Group PLC	57,964	703		SAP SE	72,050	6,017
Link REIT	163,500	1,124				$9,631
Mirvac Group	271,626	410		Storage & Warehousing - 0.01%
Nippon Building Fund Inc	102	569		Mitsubishi Logistics Corp	9,000	123
Nippon Prologis REIT Inc	114	236
Nomura Real Estate Master Fund Inc	290	434		Telecommunications - 4.79%
Scentre Group	390,330	1,221		Bezeq The Israeli Telecommunication Corp	152,053	281
Segro PLC	60,739	318		Ltd
Stockland	176,316	563		BT Group PLC	618,633	2,759
Suntec Real Estate Investment Trust	176,400	207		Deutsche Telekom AG	240,008	3,777
Unibail-Rodamco SE	7,280	1,599		Elisa OYJ	10,426	327
United Urban Investment Corp	216	330		Eutelsat Communications SA	12,798	230
Vicinity Centres	246,681	531		Hikari Tsushin Inc	1,600	144
Westfield Corp	144,729	975		HKT Trust & HKT Ltd	192,980	251
		$15,429		Inmarsat PLC	33,071	293
Retail - 2.35%				KDDI Corp	134,400	3,519
ABC-Mart Inc	2,400	142		Koninklijke KPN NV	250,446	719
Aeon Co Ltd	47,900	664		Millicom International Cellular SA	4,845	204
Cie Financiere Richemont SA	38,267	2,498		Nice Ltd	4,412	290
Dixons Carphone PLC	71,752	297		Nippon Telegraph & Telephone Corp	50,700	2,035
Domino's Pizza Enterprises Ltd	4,518	226		Nokia OYJ	427,811	1,836
Don Quijote Holdings Co Ltd	8,600	332		NTT DOCOMO Inc	101,500	2,324
Dufry AG (a)	3,356	415		Orange SA	146,259	2,130
FamilyMart UNY Holdings Co Ltd	6,000	378		PCCW Ltd	310,000	180
Fast Retailing Co Ltd	3,900	1,368		Proximus SADP	11,151	315
Harvey Norman Holdings Ltd	40,780	143		SES SA	26,705	577
Hennes & Mauritz AB	69,603	2,022		Singapore Telecommunications Ltd	584,300	1,534
HUGO BOSS AG	4,902	281		SoftBank Group Corp	70,300	4,204
Industria de Diseno Textil SA	79,969	2,733		Spark New Zealand Ltd	134,143	345
Isetan Mitsukoshi Holdings Ltd	24,500	275		StarHub Ltd	44,300	89
J Front Retailing Co Ltd	17,600	252		Swisscom AG	1,897	810
Kering	5,553	1,205		TDC A/S (a)	59,527	302
Kingfisher PLC	164,954	726		Tele2 AB	26,531	203
Lawson Inc	4,800	334		Telecom Italia SpA/Milano	441,904	275
Luxottica Group SpA	12,415	646		Telecom Italia SpA/Milano (a)	742,271	559
Marks & Spencer Group PLC	119,106	489		Telefonaktiebolaget LM Ericsson	225,020	1,155
Marui Group Co Ltd	15,200	212		Telefonica Deutschland Holding AG	54,516	214
McDonald's Holdings Co Japan Ltd	4,800	132		Telefonica SA	341,394	2,844
Next PLC	10,259	628		Telenor ASA	55,035	812
Nitori Holdings Co Ltd	5,800	606		Telia Co AB	190,465	716
Pandora A/S	8,151	967		Telstra Corp Ltd	313,697	1,169
Ryohin Keikaku Co Ltd	1,700	336		TPG Telecom Ltd	24,881	131
Shimamura Co Ltd	1,600	192		Vocus Communications Ltd	38,480	118
Sundrug Co Ltd	2,700	189		Vodafone Group PLC	1,950,671	4,712
Swatch Group AG/The	2,259	664				$42,383
Swatch Group AG/The	3,637	209		Toys, Games & Hobbies - 0.28%
Takashimaya Co Ltd	22,000	185		Bandai Namco Holdings Inc	14,600	421
Tsuruha Holdings Inc	2,600	266		Nintendo Co Ltd	8,300	2,045
USS Co Ltd	15,900	257				$2,466
Yamada Denki Co Ltd	46,000	247

See accompanying notes

Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value(000	's)	(c)	Fair value of these investments is determined in good faith by the Manager
Transportation - 1.87%					under procedures established and periodically reviewed by the Board of
AP Moller - Maersk A/S		479	$633		Directors. Inputs used in the valuation may be unobservable; however, not
AP Moller - Maersk A/S		275	348		all securities are included in Level 3 of the fair value hierarchy. At the end
Aurizon Holdings Ltd		150,415	552		of the period, the fair value of these securities totaled $0 or 0.00% of net
Central Japan Railway Co		10,400	1,717		assets.
ComfortDelGro Corp Ltd		158,000	277		(d) Variable Rate. Rate shown is in effect at November 30, 2016.
Deutsche Post AG		71,126	2,219
DSV A/S		13,928	625
East Japan Railway Co		24,100	2,079
Groupe Eurotunnel SE		34,272	301		Portfolio Summary (unaudited)
Hankyu Hanshin Holdings Inc		17,600	560		Country	Percent
Kamigumi Co Ltd		17,000	158		Japan	24.32%
Keihan Holdings Co Ltd		38,000	244		United Kingdom	15.31%
Keikyu Corp		34,000	368		France	9.49%
Keio Corp		42,000	338		Switzerland	8.99%
Keisei Electric Railway Co Ltd		10,100	241		Germany	8.81%
Kintetsu Group Holdings Co Ltd		132,000	514		Australia	7.40%
Kuehne + Nagel International AG		3,958	516		Netherlands	4.23%
Mitsui OSK Lines Ltd		84,000	220		Hong Kong	3.34%
MTR Corp Ltd		108,000	540		Spain	2.87%
Nagoya Railroad Co Ltd		67,000	330		Sweden	2.76%
Nippon Express Co Ltd		60,000	314		United States	2.00%
Nippon Yusen KK		118,000	223		Italy	1.66%
Odakyu Electric Railway Co Ltd		21,600	427		Denmark	1.59%
Royal Mail PLC		65,979	386		Singapore	1.26%
Seibu Holdings Inc		12,400	225		Belgium	1.17%
Tobu Railway Co Ltd		71,000	343		Finland	0.91%
Tokyu Corp		78,000	587		Ireland	0.77%
West Japan Railway Co		12,000	737		Israel	0.70%
Yamato Holdings Co Ltd		25,600	517		Norway	0.65%
			$16,539		Luxembourg	0.32%
Water - 0.22%					Austria	0.20%
Severn Trent PLC		17,276	472		New Zealand	0.19%
Suez		23,945	334		Portugal	0.15%
United Utilities Group PLC		49,989	551		Macao	0.14%
Veolia Environnement SA		35,105	605		South Africa	0.13%
					Jersey, Channel Islands	0.05%
			$1,962		Mexico	0.03%
TOTAL COMMON STOCKS			$862,506		Chile	0.03%
INVESTMENT COMPANIES - 1.49%		Shares Held	Value(000	's)	Jordan	0.03%
Exchange Traded Funds - 0.70%					China	0.01%
iShares MSCI EAFE ETF		109,810	6,237		Other Assets and Liabilities	0.49%

Money Market Funds - 0.79%					TOTAL NET ASSETS	100.00%
Morgan Stanley Institutional Liquidity Funds -		6,977,473	6,977
Government Portfolio

TOTAL INVESTMENT COMPANIES			$13,214
PREFERRED STOCKS - 0.51%		Shares Held	Value(000	's)
Automobile Manufacturers - 0.30%
Bayerische Motoren Werke AG	3.22%(d)	4,018	$288
Porsche Automobil Holding SE	1.01%(d)	11,224	568
Volkswagen AG 0.17%(d)		13,605	1,754
			$2,610
Automobile Parts & Equipment - 0.02%
Schaeffler AG 0.35%(d)		12,168	158

Chemicals - 0.02%
FUCHS PETROLUB SE 0.82%(d)		5,094	202

Consumer Products - 0.17%
Henkel AG & Co KGaA 1.47%(d)		13,060	1,514

TOTAL PREFERRED STOCKS			$4,484
Total Investments			$880,204
Other Assets and Liabilities - 0.49%			$4,290
TOTAL NET ASSETS - 100.00%			$884,494

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,230 or 0.48% of net assets.

See accompanying notes

		Schedule of Investments
International Equity Index Fund
November 30, 2016 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; December 2016	Long	85	$7,018	$6,949	$(69)
Total					$(69)
Amounts in thousands except contracts

See accompanying notes

     Schedule of Investments International Small Company Fund November 30, 2016 (unaudited)

COMMON STOCKS - 97.37%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Apparel - 1.32%				Diversified Financial Services (continued)
boohoo.com plc (a)	1,116,703	$1,743		Zenkoku Hosho Co Ltd	46,900	$1,602
Gunze Ltd	276,000	921				$13,187
Moncler SpA	104,824	1,706		Electric - 0.41%
		$4,370		Iren SpA	917,129	1,366
Automobile Manufacturers - 0.82%
New Flyer Industries Inc	86,500	2,724		Electrical Components & Equipment - 2.14%
				Fujikura Ltd	391,600	2,147
Automobile Parts & Equipment - 4.85%				Gamesa Corp Tecnologica SA	137,457	2,861
Calsonic Kansei Corp	174,000	2,718		Nexans SA (a)	40,522	2,112
Cie Plastic Omnium SA	51,983	1,580				$7,120
Georg Fischer AG	3,372	2,884		Electronics - 2.47%
Rheinmetall AG	36,985	2,637		Alps Electric Co Ltd	54,400	1,404
TS Tech Co Ltd	90,100	2,420		Hitachi High-Technologies Corp	38,500	1,541
Unipres Corp	100,290	1,951		Mycronic AB	100,370	1,041
Xinyi Glass Holdings Ltd (a)	2,578,000	1,919		Orbotech Ltd (a)	72,765	2,305
		$16,109		Osaki Electric Co Ltd	189,000	1,917
Banks - 2.68%						$8,208
77 Bank Ltd/The	490,000	2,342		Engineering & Construction - 4.43%
Aareal Bank AG	71,740	2,546		Downer EDI Ltd	438,546	1,826
Israel Discount Bank Ltd (a)	1,058,297	2,159		Eiffage SA	33,235	2,191
Suruga Bank Ltd	80,400	1,840		Kinden Corp	190,700	2,427
		$8,887		Kyudenko Corp	69,500	1,958
Beverages - 2.14%				Maeda Corp	209,000	1,957
Coca-Cola West Co Ltd	63,300	1,802		Toda Corp	329,000	1,862
Fevertree Drinks PLC	102,871	1,380		Toshiba Plant Systems & Services Corp	74,500	1,124
Royal Unibrew A/S	47,183	1,855		Yokogawa Bridge Holdings Corp	119,700	1,381
Treasury Wine Estates Ltd	261,243	2,084				$14,726
		$7,121		Entertainment - 0.65%
Biotechnology - 0.53%				GVC Holdings PLC (a)	263,110	2,146
Abcam PLC	171,494	1,776
				Food - 2.74%
Building Materials - 1.13%				Ebro Foods SA	93,283	1,890
Buzzi Unicem SpA	86,855	1,846		Ezaki Glico Co Ltd	31,000	1,455
Nichiha Corp	74,800	1,895		Greencore Group PLC	282,747	1,029
		$3,741		Megmilk Snow Brand Co Ltd	59,500	1,671
Chemicals - 3.26%				Nichirei Corp	77,200	1,573
Covestro AG (b)	20,735	1,339		Sonae SGPS SA	1,759,739	1,481
Denka Co Ltd	321,000	1,434				$9,099
DIC Corp	59,300	1,870		Forest Products & Paper - 0.94%
Lenzing AG	13,333	1,714		BillerudKorsnas AB	95,658	1,588
Sanyo Chemical Industries Ltd	34,700	1,477		Smurfit Kappa Group PLC	67,404	1,537
Tosoh Corp	439,000	2,996				$3,125
		$10,830		Gas - 0.94%
Commercial Services - 2.68%				Rubis SCA	38,301	3,125
Kanamoto Co Ltd	82,000	1,894
Loomis AB	76,498	2,023		Healthcare - Products - 1.02%
Northgate PLC	182,350	957		Carl Zeiss Meditec AG	31,189	1,068
Rentokil Initial PLC	1,093,977	2,935		DiaSorin SpA	21,912	1,181
Societa Iniziative Autostradali e Servizi SpA	132,263	1,076		Fisher & Paykel Healthcare Corp Ltd	68,632	398
		$8,885		Ypsomed Holding AG (a)	3,966	740
Computers - 1.64%						$3,387
Bechtle AG	9,866	919		Healthcare - Services - 1.74%
DTS Corp	57,200	1,280		Eurofins Scientific SE	5,311	2,323
Teleperformance	33,356	3,255		Orpea	25,173	1,942
		$5,454		UDG Healthcare PLC	182,486	1,500
Cosmetics & Personal Care - 1.39%						$5,765
Lion Corp	189,000	3,086		Holding Companies - Diversified - 0.21%
Pola Orbis Holdings Inc	19,400	1,515		Seven Group Holdings Ltd	109,741	689
		$4,601
Distribution & Wholesale - 0.83%				Home Builders - 1.44%
Inchcape PLC	232,593	1,769		Bellway PLC	52,112	1,592
Trusco Nakayama Corp	21,700	991		Haseko Corp	211,400	2,224
		$2,760		Redrow PLC	188,954	967
Diversified Financial Services - 3.97%						$4,783
BOC Aviation Ltd (b)	340,200	1,714		Insurance - 3.33%
Cembra Money Bank AG (a)	21,747	1,606		Beazley PLC	396,269	1,889
Euronext NV (b)	30,543	1,190		Challenger Ltd/Australia	365,555	2,868
Ichigo Inc	490,400	1,896		Hiscox Ltd	162,345	2,126
Mebuki Financial Group Inc	490,510	1,811		Phoenix Group Holdings	262,907	2,332
Tokyo Century Corp	55,600	1,821		SCOR SE	57,689	1,829
Worldpay Group PLC (b)	459,447	1,547				$11,044
				Internet - 2.71%
				ASOS PLC (a)	37,771	2,379

See accompanying notes

Schedule of Investments
International Small Company Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Internet (continued)				Pharmaceuticals (continued)
Just Eat PLC (a)	301,061	$2,205		Nippon Shinyaku Co Ltd	32,100	$1,510
Rightmove PLC	45,095	2,068		Recordati SpA	77,054	2,096
Wix.com Ltd (a)	47,097	2,331				$8,645
		$8,983		Private Equity - 2.13%
Investment Companies - 0.22%				3i Group PLC	352,884	3,036
Skandiabanken ASA (a),(b)	88,652	718		AURELIUS Equity Opportunities SE & Co	28,404	1,640
				KGaA
Iron & Steel - 0.54%				Intermediate Capital Group PLC	282,114	2,389
BlueScope Steel Ltd	269,784	1,789				$7,065
				Real Estate - 4.53%
Leisure Products & Services - 0.39%				BUWOG AG (a)	107,490	2,498
Daiichikosho Co Ltd	33,200	1,308		Castellum AB	205,931	2,712
				Entra ASA (b)	80,433	831
Lodging - 1.05%				Hemfosa Fastigheter AB	212,859	1,957
Scandic Hotels Group AB (a),(b)	110,081	864		Nexity SA (a)	27,069	1,250
Star Entertainment Grp Ltd/The	678,130	2,638		Sponda OYJ	203,293	873
		$3,502		Starts Corp Inc	35,300	650
Machinery - Diversified - 2.96%				TLG Immobilien AG	62,178	1,120
Ebara Corp	79,400	2,091		UNITE Group PLC/The	199,024	1,392
KION Group AG	51,105	2,894		UOL Group Ltd	433,100	1,775
Sumitomo Heavy Industries Ltd	151,000	926				$15,058
Tsubakimoto Chain Co	240,000	1,920		REITS - 3.78%
Valmet OYJ	130,303	1,989		Allied Properties Real Estate Investment Trust	46,959	1,185
		$9,820		Investa Office Fund	702,282	2,285
Media - 1.65%				Japan Hotel REIT Investment Corp	2,317	1,625
Corus Entertainment Inc	211,200	1,909		Mapletree Commercial Trust	2,296,658	2,310
Informa PLC	353,994	2,877		MCUBS MidCity Investment Corp	401	1,203
Sanoma OYJ	86,053	694		Milestone Apartments Real Estate Investment	86,300	1,166
		$5,480		Trust
Mining - 3.27%				Pure Industrial Real Estate Trust	268,200	1,062
Detour Gold Corp (a)	71,390	910		Wereldhave NV	41,502	1,732
HudBay Minerals Inc	281,966	1,902				$12,568
Independence Group NL	342,487	1,065		Retail - 5.30%
Kirkland Lake Gold Inc (a)	138,400	768		Dollarama Inc	21,360	1,589
Lundin Mining Corp (a)	331,464	1,626		Domino's Pizza Group PLC	363,898	1,591
Northern Star Resources Ltd	292,511	761		JD Sports Fashion PLC	413,715	1,726
OceanaGold Corp	416,173	1,156		K's Holdings Corp	114,300	2,123
St Barbara Ltd (a)	513,382	822		Matsumotokiyoshi Holdings Co Ltd	25,300	1,220
Vedanta Resources PLC	175,760	1,856		Shimamura Co Ltd	11,100	1,331
		$10,866		Toridoll Holdings Corp	38,600	836
Miscellaneous Manufacturers - 1.27%				Tsuruha Holdings Inc	13,900	1,424
Aalberts Industries NV	71,904	2,188		Valor Holdings Co Ltd	87,500	2,108
Hill & Smith Holdings PLC	39,840	612		Valora Holding AG	6,355	1,793
Towa Corp	46,600	553		Yamada Denki Co Ltd	343,300	1,845
Vesuvius PLC	176,322	869				$17,586
		$4,222		Semiconductors - 2.02%
Office Furnishings - 0.22%				BE Semiconductor Industries NV	84,331	2,795
Okamura Corp	85,500	734		Siltronic AG (a)	21,777	875
				Tower Semiconductor Ltd (a)	68,719	1,234
Oil & Gas - 4.69%				Ulvac Inc	58,900	1,796
Aker BP ASA	130,488	2,136				$6,700
Birchcliff Energy Ltd (a)	170,586	1,153		Software - 1.88%
Cardinal Energy Ltd	107,810	774		Kinaxis Inc (a)	45,300	2,092
Crew Energy Inc (a)	172,500	950		Nexon Co Ltd	82,500	1,173
DCC PLC	27,579	2,114		Open Text Corp	27,900	1,778
Parex Resources Inc (a)	157,267	2,054		TIS Inc	57,100	1,215
Raging River Exploration Inc (a)	225,989	1,788				$6,258
Seven Generations Energy Ltd (a)	76,900	1,771		Storage & Warehousing - 0.27%
Spartan Energy Corp (a)	310,058	757		Westshore Terminals Investment Corp	43,300	893
Whitecap Resources Inc	235,119	2,095
		$15,592		Telecommunications - 1.28%
Oil & Gas Services - 0.57%				Hitachi Kokusai Electric Inc	87,000	1,758
Technip SA	27,465	1,903		Spark New Zealand Ltd	968,970	2,493
						$4,251
Packaging & Containers - 1.84%				Transportation - 2.50%
CCL Industries Inc	6,082	1,058		National Express Group PLC	452,733	2,014
Orora Ltd	886,899	1,809		Sankyu Inc	434,000	2,556
RPC Group PLC	241,505	3,254		Seino Holdings Co Ltd	161,100	1,810
		$6,121		TransForce Inc	75,300	1,918
Pharmaceuticals - 2.60%						$8,298
Amplifon SpA	212,114	2,030		TOTAL COMMON STOCKS		$323,388
Indivior PLC	275,543	1,110
Kaken Pharmaceutical Co Ltd	35,400	1,899

See accompanying notes

		Schedule of Investments
		International Small Company Fund
		November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 25.95%	Shares Held	Value(000	's)
Money Market Funds - 25.95%
Goldman Sachs Financial Square Funds -	86,174,946	$86,175
Government Fund

TOTAL INVESTMENT COMPANIES		$86,175
PREFERRED STOCKS - 0.67%	Shares Held	Value(000	's)
Electronics - 0.67%
Sartorius AG 0.38%(c)	30,152	$2,241

TOTAL PREFERRED STOCKS		$2,241
Total Investments		$411,804
Other Assets and Liabilities - (23.99)%		$(79,685)
TOTAL NET ASSETS - 100.00%		$332,119

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,203 or 2.47% of net assets.
(c)	Variable Rate. Rate shown is in effect at November 30, 2016.

Portfolio Summary (unaudited)

Country	Percent
Japan	30.05%
United States	26.30%
United Kingdom	13.27%
Canada	9.86%
Australia	5.97%
France	5.77%
Germany	5.20%
Italy	3.41%
Sweden	3.07%
Israel	2.41%
Netherlands	2.38%
Switzerland	2.11%
Ireland	1.86%
Singapore	1.74%
Spain	1.43%
Austria	1.27%
Norway	1.11%
Finland	1.07%
New Zealand	0.87%
Jersey, Channel Islands	0.70%
Luxembourg	0.70%
Isle of Man	0.65%
Bermuda	0.64%
Hong Kong	0.58%
India	0.56%
Denmark	0.56%
Portugal	0.45%
Other Assets and Liabilities	(23.99)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 87.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.36%			Banks (continued)
Interpublic Group of Cos Inc/The (a)	9,108	$219	SunTrust Banks Inc (a)	30,054	$1,562
JCDecaux SA	18,562	484	US Bancorp	3,846	191
Omnicom Group Inc (a)	5,412	470	Wells Fargo & Co (a)	67,640	3,580
		$1,173	Western Alliance Bancorp (a),(b)	18,284	854
Aerospace & Defense - 2.57%			Zions Bancorporation (a)	3,123	124
Airbus Group SE	20,009	1,276			$33,114
Arconic Inc (a)	10,982	212	Beverages - 1.90%
Boeing Co/The (a)	12,075	1,818	Coca-Cola Co/The	17,511	706
Harris Corp (a)	2,847	295	Constellation Brands Inc	31,650	4,784
Lockheed Martin Corp (a)	8,276	2,195	Dr Pepper Snapple Group Inc (a)	4,217	366
Northrop Grumman Corp	300	75	PepsiCo Inc	3,240	324
Raytheon Co	10,623	1,588			$6,180
Rockwell Collins Inc (a)	2,987	277	Biotechnology - 1.67%
United Technologies Corp	6,103	657	Amgen Inc	7,578	1,092
		$8,393	Biogen Inc (a),(b)	6,254	1,839
Agriculture - 1.00%			Celgene Corp (b)	1,629	193
Altria Group Inc	21,741	1,390	Gilead Sciences Inc (a)	25,448	1,876
Philip Morris International Inc (a)	9,218	814	Incyte Corp (a),(b)	4,431	453
Reynolds American Inc	3,217	174			$5,453
Swedish Match AB	28,680	894	Building Materials - 2.44%
		$3,272	Fortune Brands Home & Security Inc (a)	3,540	195
Airlines - 0.85%			Johnson Controls International PLC (a)	105,145	4,729
Alaska Air Group Inc (a)	2,828	233	LafargeHolcim Ltd (b)	26,243	1,388
American Airlines Group Inc (a)	11,910	553	Masco Corp (a)	7,444	236
Delta Air Lines Inc (a)	16,893	814	Vulcan Materials Co	11,115	1,397
Southwest Airlines Co (a)	14,122	658			$7,945
United Continental Holdings Inc (a),(b)	7,293	503	Chemicals - 4.94%
		$2,761	Air Products & Chemicals Inc	490	71
Apparel - 0.19%			Akzo Nobel NV	9,373	584
Hanesbrands Inc (a)	8,670	202	Albemarle Corp	9,719	853
Moncler SpA	17,077	278	BASF SE	17,246	1,490
NIKE Inc (a)	2,016	101	Eastman Chemical Co (a)	3,367	253
Ralph Lauren Corp	260	27	FMC Corp	3,071	172
		$608	Linde AG	7,498	1,260
Automobile Manufacturers - 0.83%			LyondellBasell Industries NV (a)	8,902	804
Bayerische Motoren Werke AG	15,558	1,324	Monsanto Co (a)	10,043	1,032
Ford Motor Co	8,966	107	PPG Industries Inc (a)	6,057	581
General Motors Co (a)	34,982	1,208	Saudi Basic Industries Corp - Warrants (b),(d)	131,327	3,311
PACCAR Inc	791	49	Sherwin-Williams Co/The (a)	19,224	5,165
		$2,688	Valvoline Inc	24,221	509
Automobile Parts & Equipment - 0.87%					$16,085
Adient PLC (b)	8,373	448	Commercial Services - 0.41%
BorgWarner Inc (a)	4,886	174	H&R Block Inc	495	11
Delphi Automotive PLC (a)	6,224	398	Moody's Corp (a)	4,386	441
Goodyear Tire & Rubber Co/The (a)	5,989	184	Robert Half International Inc (a)	2,957	133
Rheinmetall AG	23,056	1,644	S&P Global Inc	4,246	505
		$2,848	Western Union Co/The (a)	11,131	234
Banks - 10.16%					$1,324
ABN AMRO Group NV (c)	51,174	1,106	Computers - 4.35%
Bank of America Corp (a)	219,501	4,636	Accenture PLC - Class A	3,662	437
Bank of New York Mellon Corp/The	2,385	113	Apple Inc (a)	26,054	2,880
Bank of the Ozarks Inc (a)	37,923	1,840	Cognizant Technology Solutions Corp (b)	1,369	75
BB&T Corp	2,267	103	CSRA Inc (a)	30,575	979
Capital One Financial Corp (a)	1,404	118	HP Inc (a)	39,113	602
Citigroup Inc (a)	3,767	212	International Business Machines Corp	4,054	658
Citizens Financial Group Inc (a)	2,379	80	NetApp Inc	79,302	2,899
Comerica Inc	388	25	Seagate Technology PLC (a)	6,757	271
Danske Bank A/S	59,176	1,722	Teradata Corp (a),(b)	2,976	80
DNB ASA	80,229	1,181	Western Digital Corp (a)	83,270	5,301
Goldman Sachs Group Inc/The (a)	2,086	457			$14,182
HSBC Bank PLC - Warrants (b),(d)	1,394,905	5,289	Consumer Products - 0.32%
Huntington Bancshares Inc/OH (a)	14,857	185	Avery Dennison Corp (a)	2,047	147
ING Groep NV	73,106	993	Church & Dwight Co Inc	764	33
JPMorgan Chase & Co (a)	42,660	3,420	Clorox Co/The	213	25
KeyCorp (a)	16,201	280	Kimberly-Clark Corp (a)	7,308	845
M&T Bank Corp	743	107			$1,050
Morgan Stanley (a)	11,127	460	Cosmetics & Personal Care - 0.38%
Nordea Bank AB	137,777	1,448	Svenska Cellulosa AB SCA	46,488	1,239
Northern Trust Corp	510	42
PNC Financial Services Group Inc/The (a)	1,028	114	Distribution & Wholesale - 0.10%
Regions Financial Corp	59,721	808	WW Grainger Inc (a)	1,367	315
Signature Bank/New York NY (a),(b)	13,314	1,996
State Street Corp (a)	869	68

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services - 2.00%				Hand & Machine Tools (continued)
Affiliated Managers Group Inc (b)	21,017	$3,113		Snap-on Inc (a)	1,332	$223
Ameriprise Financial Inc	357	41		Stanley Black & Decker Inc	497	59
Charles Schwab Corp/The (a)	12,978	502				$1,273
CME Group Inc	762	86		Healthcare - Products - 1.63%
Discover Financial Services	894	60		Abbott Laboratories (a)	10,809	411
E*TRADE Financial Corp (b)	708	24		Baxter International Inc (a)	12,478	554
Intercontinental Exchange Inc	15,727	871		Becton Dickinson and Co	17,687	2,991
Legg Mason Inc (a)	2,317	74		CR Bard Inc	165	35
Mastercard Inc	2,463	252		Danaher Corp	11,657	911
Nasdaq Inc (a)	3,695	237		Henry Schein Inc (b)	1,436	214
OM Asset Management PLC	50,229	738		Varian Medical Systems Inc (a),(b)	2,149	193
Synchrony Financial	2,652	92				$5,309
T Rowe Price Group Inc	550	41		Healthcare - Services - 3.05%
Visa Inc	5,138	397		Aetna Inc (a)	8,050	1,053
		$6,528		Anthem Inc (a)	6,043	861
Electric - 0.60%				Centene Corp (a),(b)	3,920	226
AES Corp/VA	1,487	17		Cigna Corp (a)	5,890	794
Ameren Corp	615	30		DaVita Inc (a),(b)	4,606	292
Consolidated Edison Inc	685	48		HCA Holdings Inc (b)	848	60
DTE Energy Co	1,267	118		Humana Inc (a)	3,421	727
Duke Energy Corp (a)	6,586	486		Laboratory Corp of America Holdings (a),(b)	2,431	306
Entergy Corp (a)	4,109	282		Quest Diagnostics Inc (a)	3,181	278
Eversource Energy	913	47		UnitedHealth Group Inc	27,757	4,394
Exelon Corp (a)	21,179	689		Universal Health Services Inc (a)	7,772	957
NRG Energy Inc (a)	7,237	82				$9,948
Pinnacle West Capital Corp	250	19		Holding Companies - Diversified - 0.01%
PPL Corp	1,533	51		Leucadia National Corp	995	22
WEC Energy Group Inc	663	37
Xcel Energy Inc	1,146	45		Home Builders - 0.09%
		$1,951		DR Horton Inc	8,264	229
Electrical Components & Equipment - 0.69%				Lennar Corp - A Shares	514	22
Acuity Brands Inc	5,024	1,263		PulteGroup Inc	2,001	38
AMETEK Inc	3,230	153				$289
Emerson Electric Co (a)	14,746	832		Home Furnishings - 0.51%
		$2,248		Electrolux AB	46,864	1,095
Electronics - 1.36%				Harman International Industries Inc (a)	1,599	175
Agilent Technologies Inc	3,890	171		Leggett & Platt Inc	2,553	123
Allegion PLC (a)	2,202	147		Whirlpool Corp	1,723	280
Flex Ltd (a),(b)	116,032	1,652				$1,673
FLIR Systems Inc (a)	3,123	112		Insurance - 1.87%
Fortive Corp	780	43		Aflac Inc	956	68
Garmin Ltd (a)	4,323	226		Allianz SE	8,248	1,311
Honeywell International Inc (a)	7,004	798		American International Group Inc	19,788	1,253
Koninklijke Philips NV	24,181	694		Aon PLC	635	72
TE Connectivity Ltd (a)	8,270	560		Arthur J Gallagher & Co	401	20
Waters Corp (b)	169	23		Berkshire Hathaway Inc - Class B (b)	4,166	656
		$4,426		Chubb Ltd (a)	1,930	247
Engineering & Construction - 0.05%				Cincinnati Financial Corp	371	29
Jacobs Engineering Group Inc (a),(b)	2,775	172		Hartford Financial Services Group Inc/The	794	37
				Marsh & McLennan Cos Inc (a)	11,883	824
Environmental Control - 0.13%				Progressive Corp/The	1,310	44
Republic Services Inc	743	41		Prudential Financial Inc (a)	14,154	1,424
Waste Management Inc	5,607	390		Torchmark Corp	260	18
		$431		Travelers Cos Inc/The	390	44
Food - 1.62%				Unum Group	523	22
Bakkafrost P/F (a)	6,000	253				$6,069
Campbell Soup Co	694	39		Internet - 2.97%
Conagra Brands Inc (a)	10,043	368		Alphabet Inc - A Shares (b)	905	702
Hormel Foods Corp	9,438	323		eBay Inc (a),(b)	25,623	713
Koninklijke Ahold Delhaize NV (b)	5,000	98		F5 Networks Inc (a),(b)	1,452	204
Kroger Co/The	43,253	1,397		Priceline Group Inc/The (b)	891	1,340
Marine Harvest ASA (a),(b)	17,000	305		Symantec Corp (a)	64,466	1,572
Nestle SA	30,009	2,020		VeriSign Inc (a),(b)	2,559	202
Tyson Foods Inc	8,282	471		Yahoo! Inc (b)	94,197	3,864
		$5,274		Yoox Net-A-Porter Group SpA (b)	40,490	1,089
Forest Products & Paper - 0.14%						$9,686
International Paper Co	9,312	454		Iron & Steel - 0.37%
				Steel Dynamics Inc	33,888	1,202
Gas - 0.01%
CenterPoint Energy Inc	1,079	26		Leisure Products & Services - 0.12%
				Amer Sports Oyj (a)	5,500	147
Hand & Machine Tools - 0.39%				Harley-Davidson Inc (a)	4,061	247
Sandvik AB	83,791	991				$394

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Lodging - 0.05%				Pharmaceuticals (continued)
Wyndham Worldwide Corp (a)	2,471	$178		Actelion Ltd (b)	2,979	$575
				Allergan PLC	4,976	966
Machinery - Construction & Mining - 0.23%				AmerisourceBergen Corp	529	41
Caterpillar Inc (a)	7,808	746		Bristol-Myers Squibb Co	1,930	109
				Cardinal Health Inc	2,168	154
Machinery - Diversified - 0.50%				Eli Lilly & Co	2,375	159
Cummins Inc (a)	3,845	545		Express Scripts Holding Co (a),(b)	14,441	1,096
FLSmidth & Co A/S	24,744	1,012		Johnson & Johnson (a)	17,624	1,962
Rockwell Automation Inc	268	36		Mallinckrodt PLC (b)	241	13
Roper Technologies Inc	228	41		McKesson Corp (a)	5,185	746
		$1,634		Merck & Co Inc	4,540	278
Media - 4.23%				Pfizer Inc (a)	20,103	646
CBS Corp	7,512	456				$8,623
Comcast Corp - Class A	8,693	604		Pipelines - 0.57%
Discovery Communications Inc - A Shares	52,080	1,411		Kinder Morgan Inc/DE (a)	51,211	1,137
(a),(b)				ONEOK Inc	3,407	187
DISH Network Corp (a),(b)	39,424	2,265		Williams Cos Inc/The (a)	17,224	529
News Corp - A Shares (a)	13,336	154				$1,853
Schibsted ASA - A Shares	59,985	1,293		Real Estate - 0.25%
Scripps Networks Interactive Inc (a)	2,962	205		CBRE Group Inc (b)	761	22
TEGNA Inc (a)	4,919	110		Vonovia SE	24,806	800
Time Warner Inc (a)	53,596	4,922				$822
Twenty-First Century Fox Inc - A Shares (a)	42,568	1,197		REITS - 0.25%
Viacom Inc - B Shares (a)	9,103	341		AvalonBay Communities Inc	274	45
Walt Disney Co/The	8,457	838		Digital Realty Trust Inc	542	50
		$13,796		Essex Property Trust Inc	147	32
Metal Fabrication & Hardware - 0.55%				Extra Space Storage Inc	631	44
SKF AB	68,420	1,231		Federal Realty Investment Trust	161	23
Tenaris SA	35,616	572		Host Hotels & Resorts Inc	1,290	23
		$1,803		Prologis Inc (a)	1,699	86
Mining - 0.94%				Public Storage	390	82
Freeport-McMoRan Inc (a),(b)	85,055	1,305		Realty Income Corp	569	31
Newmont Mining Corp (a)	54,398	1,765		Simon Property Group Inc	641	115
		$3,070		UDR Inc	641	22
Miscellaneous Manufacturers - 1.20%				Ventas Inc	743	45
3M Co	1,595	274		Welltower Inc	817	51
Dover Corp	350	25		Weyerhaeuser Co (a)	5,446	168
Eaton Corp PLC (a)	1,642	109				$817
General Electric Co	18,832	579		Retail - 7.12%
Illinois Tool Works Inc	791	99		AutoNation Inc (b)	1,923	86
Ingersoll-Rand PLC (a)	5,924	442		AutoZone Inc (a),(b)	668	523
Parker-Hannifin Corp (a)	3,061	425		Bed Bath & Beyond Inc (a)	3,489	156
Pentair PLC (a)	4,169	240		Best Buy Co Inc (a)	7,155	327
Siemens AG	15,347	1,730		CarMax Inc (b)	14,217	822
		$3,923		Costco Wholesale Corp	9,857	1,480
Office & Business Equipment - 0.02%				CVS Health Corp (a)	24,377	1,874
Pitney Bowes Inc (a)	4,259	61		Darden Restaurants Inc (a)	2,824	207
				Dollar General Corp (a)	6,464	500
Oil & Gas - 3.32%				Dunkin' Brands Group Inc	22,884	1,242
Africa Oil Corp (a),(b)	210,000	298		Foot Locker Inc (a)	2,974	213
Anadarko Petroleum Corp (a)	12,639	874		Gap Inc/The (a)	9,153	229
Canadian Natural Resources Ltd	23,816	804		Genuine Parts Co (a)	3,413	328
Concho Resources Inc (a),(b)	20,078	2,872		Home Depot Inc/The (a)	35,612	4,608
Eni SpA	74,418	1,041		Kohl's Corp (a)	4,061	219
Marathon Petroleum Corp	9,172	431		Lowe's Cos Inc	16,560	1,168
Murphy Oil Corp (a)	3,951	134		McDonald's Corp (a)	19,653	2,344
Noble Energy Inc (a)	9,932	379		Nordstrom Inc	1,421	80
Parsley Energy Inc (a),(b)	70,741	2,699		O'Reilly Automotive Inc (b)	68	19
Phillips 66 (a)	5,970	496		Pandora A/S	5,837	693
Southwestern Energy Co (a),(b)	13,040	148		PVH Corp (a)	1,843	195
Valero Energy Corp (a)	10,394	640		Ross Stores Inc	2,735	185
		$10,816		Staples Inc	14,924	144
Oil & Gas Services - 0.46%				Target Corp (a)	12,931	999
Halliburton Co (a)	23,308	1,237		TJX Cos Inc/The	10,605	831
SBM Offshore NV	18,969	274		Urban Outfitters Inc (a),(b)	2,667	84
		$1,511		Walgreens Boots Alliance Inc	21,588	1,829
Packaging & Containers - 0.17%				Wal-Mart Stores Inc	19,174	1,350
Owens-Illinois Inc (a),(b)	3,721	68		Yum! Brands Inc (a)	7,462	473
Sealed Air Corp (a)	4,435	202				$23,208
WestRock Co (a)	5,735	294		Savings & Loans - 0.00%
		$564		People's United Financial Inc	685	13
Pharmaceuticals - 2.65%
AbbVie Inc (a)	30,887	1,878

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(b) Non-Income Producing Security
Semiconductors - 3.84%			(c)	Security exempt from registration under Rule 144A of the Securities Act of
Analog Devices Inc	2,530	$188	1933. These securities may be resold in transactions exempt from
Applied Materials Inc (a)	24,798	798	registration, normally to qualified institutional buyers. At the end of the
Dialog Semiconductor PLC (b)	20,620	817	period, the value of these securities totaled $2,926 or 0.90% of net assets.
Infineon Technologies AG	101,713	1,700	(d)	Fair value of these investments is determined in good faith by the Manager
Intel Corp (a)	36,352	1,261	under procedures established and periodically reviewed by the Board of
KLA-Tencor Corp (a)	3,586	286	Directors. Inputs used in the valuation may be unobservable; however, not
Lam Research Corp (a)	4,181	443	all securities are included in Level 3 of the fair value hierarchy. At the end
Linear Technology Corp	506	32	of the period, the fair value of these securities totaled $8,600 or 2.64% of
Marvell Technology Group Ltd (a)	227,185	3,258	net assets.
Mellanox Technologies Ltd (b)	4,621	191	(e) Security or a portion of the security was pledged to cover margin
QUALCOMM Inc (a)	28,753	1,959	requirements for swap and/or swaption contracts. At the end of the period,
Skyworks Solutions Inc	3,770	290	the value of these securities totaled $10,945 or 3.36% of net assets.
Texas Instruments Inc	13,002	961
Xilinx Inc (a)	5,793	313

		$12,497	Portfolio Summary (unaudited)
Software - 4.18%			Sector	Percent
Akamai Technologies Inc (a),(b)	3,248	216
CA Inc (a)	9,478	303	Investment Companies	20.40%
Citrix Systems Inc (b)	326	28	Consumer, Non-cyclical	14.64%
Fidelity National Information Services Inc	933	72	Financial	14.53%
Microsoft Corp (a)	54,144	3,263	Industrial	12.59%
Nuance Communications Inc (b)	19,801	321	Technology	12.39%
Oracle Corp (a)	86,417	3,473	Consumer, Cyclical	10.83%
PTC Inc (a),(b)	44,325	2,159	Communications	10.75%
Radware Ltd (b)	32,562	437	Basic Materials	6.39%
Verint Systems Inc (a),(b)	42,121	1,582	Energy	4.35%
VMware Inc (a),(b)	21,945	1,780	Utilities	0.62%
			Purchased Options	0.07%
		$13,634	Diversified	0.01%
Telecommunications - 3.19%			Investments Sold Short	(33.03)%
AT&T Inc	28,333	1,095	Other Assets and Liabilities	25.46%
Cellnex Telecom SA (c)	70,475	986
CenturyLink Inc (a)	12,541	295	TOTAL NET ASSETS	100.00%
Cisco Systems Inc (a)	66,577	1,985
Deutsche Telekom AG	64,412	1,014
DNA Oyj (b)	42,500	455
Juniper Networks Inc (a)	55,290	1,522
Motorola Solutions Inc	2,318	186
Sunrise Communications Group AG (b),(c)	13,412	834
Verizon Communications Inc	29,956	1,495
VimpelCom Ltd ADR	156,465	526
		$10,393
Textiles - 0.10%
Mohawk Industries Inc (a),(b)	1,702	336

Transportation - 2.31%
AP Moller - Maersk A/S (a)	275	363
CH Robinson Worldwide Inc	297	22
CSX Corp	43,079	1,543
Expeditors International of Washington Inc (a)	4,136	218
FedEx Corp	16,362	3,136
Norfolk Southern Corp	611	65
Union Pacific Corp (a)	16,260	1,648
United Parcel Service Inc	4,586	532
		$7,527
Water - 0.01%
American Water Works Co Inc	410	30

TOTAL COMMON STOCKS		$283,860
INVESTMENT COMPANIES - 20.40%	Shares Held	Value (000's)
Money Market Funds - 20.40%
Wells Fargo Advantage Government Money	66,468,381	66,468
Market Fund (e)

TOTAL INVESTMENT COMPANIES		$66,468
TOTAL PURCHASED OPTIONS - 0.07%		$229
Total Investments		$350,557
Other Assets and Liabilities - (7.57)%		$(24,662)
TOTAL NET ASSETS - 100.00%		$325,895

(a) Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $91,057 or 27.94% of net assets.

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2016 (unaudited)

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Accept		In Exchange For		Fair Value	Asset			Liability
Goldman Sachs & Co	12/06/2016	CHF	6,558,602		$6,464	$6,453	$—			$(11)
Goldman Sachs & Co	12/06/2016	DKK	9,900,000		1,440	1,411	—			(29)
Goldman Sachs & Co	12/06/2016	EUR	9,735,000		10,366	10,320	6			(52)
Goldman Sachs & Co	12/06/2016	NOK	26,167,240		3,050	3,074	24			—
Goldman Sachs & Co	12/06/2016	SEK	8,400,000		910	911	1			—
Morgan Stanley & Co	12/21/2016	CHF	291,000		288	286	—			(2)
Morgan Stanley & Co	12/21/2016	DKK	1,181,000		168	168	—			—
Morgan Stanley & Co	12/21/2016	EUR	782,000		853	830	—			(23)
Morgan Stanley & Co	12/21/2016	GBP	550,000		686	689	3			—
Morgan Stanley & Co	12/21/2016	NOK	256,000		30	30	—			—
Morgan Stanley & Co	12/21/2016	SEK	4,012,000		433	435	2			—
Morgan Stanley & Co	03/15/2017	EUR	304,000		325	324	—			(1)
Total							$36			$(118)
							Unrealized Appreciation/(Depreciation)
Counterparty	Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Asset			Liability
Goldman Sachs & Co	12/06/2016	CHF	6,558,602		$6,518	$6,453	$65			$—
Goldman Sachs & Co	12/06/2016	DKK	9,900,000		1,490	1,411	79			—
Goldman Sachs & Co	12/06/2016	EUR	9,735,000		10,936	10,320	616			—
Goldman Sachs & Co	12/06/2016	NOK	26,167,240		3,163	3,074	89			—
Goldman Sachs & Co	12/06/2016	SEK	8,400,000		986	911	75			—
Morgan Stanley & Co	12/21/2016	CHF	2,288,000		2,313	2,254	59			—
Morgan Stanley & Co	12/21/2016	DKK	25,316,000		3,685	3,611	75			(1)
Morgan Stanley & Co	12/21/2016	EUR	17,918,000		19,438	19,010	428			—
Morgan Stanley & Co	12/21/2016	GBP	191,000		240	239	1			—
Morgan Stanley & Co	12/21/2016	NOK	21,226,000		2,528	2,494	35			(1)
Morgan Stanley & Co	12/21/2016	SEK	64,946,000		7,147	7,054	93			—
Morgan Stanley & Co	03/15/2017	CHF	798,000		806	791	15			—
Morgan Stanley & Co	03/15/2017	EUR	2,841,000		3,067	3,026	41			—
Total							$1,671			$(2)

Amounts in thousands except contracts

Futures Contracts

										Unrealized
Type	Long/Short		Contracts	Notional Value			Fair Value			Appreciation/(Depreciation)
AEX Index; December 2016		Short	12		$1,143	$	1,163			$(20)
CAC40 Index; December 2016		Short	154		7,367		7,469			(102)
DAX Index; December 2016		Short	15		4,202		4,228			(26)
DJ Euro Stoxx 50; December 2016		Short	540		17,216		17,461			(245)
FTSE/MIB Index; December 2016		Short	10		871		897			(26)
FTSE100 Index; December 2016		Short	28		2,404		2,376			28
OMXS30 Index; December 2016		Short	140		2,205		2,243			(38)
Total										$(429)

Amounts in thousands except contracts

Options

					Upfront Premiums					Unrealized
Purchased Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - iShares Russell 2000 ETF		$129.00	12/19/2016	1,639		$180	$174			$(6)
Put - Powershares QQQ Trust Series 1		$115.00	12/19/2016	916		133	55			(78)
Total						$313	$229			$(84)

					Upfront Premiums					Unrealized
Written Options Outstanding	Exercise Price		Expiration Date	Contracts	Paid/(Received)	Fair Value		Appreciation/(Depreciation)
Put - iShares Russell 2000 ETF		$125.00	12/19/2016	1,639		$(62)	$(64)			$(2)
Put - Powershares QQQ Trust Series 1		$111.00	12/19/2016	878		(54)	(17)			37
Total						$(116)	$(81)			$35

Amounts in thousands except contracts

Total Return Equity Basket Swaps

							Notional			Fair Value
Counterparty	Fund Pays	Fund Receives				Expiration Date	Value		Asset	Liability
Goldman Sachs			Floating rate based on 1 month Euribor Total return on a custom basket of long and			10/05/2017 -	$9	$	— $	(279)
plus/less spread			short securities traded in EUR			10/09/2017

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2016 (unaudited)

Total Return Equity Basket Swaps (continued)

				Notional		Fair Value
Counterparty	Fund Pays	Fund Receives	Expiration Date	Value		Asset	Liability
Goldman Sachs	Floating rate based on 1 month GBP	Total return on a custom basket of long and	01/04/2017 -	$(309	) $	— $	(56)
	LIBOR plus/less spread	short securities traded in GBP	11/29/2017
Morgan Stanley & Co	Floating rate based on 1 day SONIA	Total return on a custom basket of long and	04/06/2018	6,854		25	—
	plus/less spread	short securities traded in GBP
Morgan Stanley & Co	Floating rate based on 1 day EONIA	Total return on a custom basket of long and	04/06/2018	24,313		262	—
	plus/less spread	short securities traded in EUR
Morgan Stanley & Co	Floating rate based on 1 day MUTSC	Total return on a custom basket of long and	09/06/2018	3,685		394	—
	plus/less spread	short securities traded in JPY
Total				$34,552		$681	$(335)

The expiration dates are measured from the commencement of investment in each underlying swap position.
Amounts in thousands

See accompanying notes

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (26.04)%	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Aerospace & Defense - (0.78)%				Computers - (0.85)%
Boeing Co/The	2,767	$417		Accenture PLC - Class A	11,590	$1,384
General Dynamics Corp	5,612	984		Hewlett Packard Enterprise Co	4,106	98
L-3 Communications Holdings Inc	1,426	225		Infosys Ltd ADR	53,282	771
TransDigm Group Inc	693	174		NetApp Inc	5,123	187
United Technologies Corp	6,946	748		Western Digital Corp	5,260	335
		$2,548				$2,775

Agriculture - (0.14)%				Cosmetics & Personal Care - (0.33)%
Archer-Daniels-Midland Co	10,567	457		Colgate-Palmolive Co	1,759	115
				Coty Inc	6,198	116
				Estee Lauder Cos Inc/The	6,928	538
Apparel - (0.24)%
Michael Kors Holdings Ltd (a)	3,102	144		Procter & Gamble Co/The	3,704	305
Under Armour Inc - Class A (a)	7,679	237				$1,074
VF Corp	7,622	415		Distribution & Wholesale - (0.40)%
		$796		Fastenal Co	5,326	252
				LKQ Corp (a)	5,666	186
Automobile Manufacturers - (0.19)%				WW Grainger Inc	3,703	854
Tesla Motors Inc (a)	3,303	626
						$1,292

				Diversified Financial Services - (0.34)%
Automobile Parts & Equipment - (0.22)%				Affiliated Managers Group Inc (a)	1,006	149
Delphi Automotive PLC	11,080	709		Alliance Data Systems Corp	1,065	243
				American Express Co	3,855	278
Banks - (0.24)%				Franklin Resources Inc	7,334	288
DBS Group Holdings Ltd	46,076	561		Invesco Ltd	4,160	130
Fifth Third Bancorp	8,834	230		Navient Corp	1,526	26
		$791				$1,114

Beverages - (0.34)%				Electric - (1.25)%
Brown-Forman Corp - B Shares	7,287	330		Alliant Energy Corp	4,096	147
Molson Coors Brewing Co	2,946	289		American Electric Power Co Inc	4,972	294
Monster Beverage Corp (a)	10,527	471		CMS Energy Corp	435	17
		$1,090		Consolidated Edison Inc	9,979	696
				Dominion Resources Inc/VA	10,312	756
Biotechnology - (0.64)%
Alexion Pharmaceuticals Inc (a)	4,130	507		Edison International	2,307	159
Illumina Inc (a)	2,703	360		FirstEnergy Corp	176	6
Regeneron Pharmaceuticals Inc (a)	2,181	827		NextEra Energy Inc	4,650	531
Vertex Pharmaceuticals Inc (a)	4,696	383		PG&E Corp	5,764	339
				Public Service Enterprise Group Inc	9,305	384
		$2,077		SCANA Corp	2,633	186
Building Materials - (0.48)%				Southern Co/The	11,984	561
Johnson Controls International PLC	17,244	776				$4,076
LafargeHolcim Ltd (a)	4,000	212
				Electronics - (0.15)%
Martin Marietta Materials Inc	1,169	257		Amphenol Corp	2,309	158
Vulcan Materials Co	2,438	306		Corning Inc	1,280	31
		$1,551		Mettler-Toledo International Inc (a)	484	199
Chemicals - (0.88)%				PerkinElmer Inc	2,018	102
Albemarle Corp	2,073	182				$490
CF Industries Holdings Inc	4,295	124		Energy - Alternate Sources - (0.02)%
Dow Chemical Co/The	20,663	1,151		First Solar Inc (a)	1,914	58
EI du Pont de Nemours & Co	16,018	1,179
International Flavors & Fragrances Inc	81	10
Mosaic Co/The	6,450	183		Engineering & Construction - (0.01)%
Praxair Inc	264	32		Fluor Corp	408	22
		$2,861

Commercial Services - (0.73)%				Environmental Control - (0.01)%
Automatic Data Processing Inc	548	53		Stericycle Inc (a)	381	28
Cintas Corp	1,933	221
Ecolab Inc	1,930	225		Food - (1.24)%
Equifax Inc	624	71		Chr Hansen Holding A/S	5,584	308
Global Payments Inc	2,831	194		General Mills Inc	10,957	668
Nielsen Holdings PLC	3,568	154		Hershey Co/The	3,936	381
PayPal Holdings Inc (a)	21,689	852		JM Smucker Co/The	2,146	270
Quanta Services Inc (a)	2,785	94		Kellogg Co	1,586	114
Total System Services Inc	3,388	167		Kraft Heinz Co/The	3,244	265
United Rentals Inc (a)	1,599	162		Kroger Co/The	17,396	562
Verisk Analytics Inc (a)	2,259	188		McCormick & Co Inc/MD	2,323	212
		$2,381		Mondelez International Inc	15,228	628
				Sysco Corp	8,261	440

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	COMMON STOCKS (continued)	Shares	Value(000	's)

Food (continued)				Miscellaneous Manufacturers - (0.55)%
Whole Foods Market Inc	5,866	$178		3M Co	4,663	$801
		$4,026		General Electric Co	24,554	755
				Textron Inc	4,977	229
Gas - (0.17)%						$1,785
NiSource Inc	4,124	90
Sempra Energy	4,606	460		Office & Business Equipment - (0.05)%
		$550		Xerox Corp	18,681	175

Healthcare - Products - (1.63)%
Becton Dickinson and Co	3,142	531		Oil & Gas - (2.10)%
Boston Scientific Corp (a)	12,116	248		Apache Corp	6,983	461
Cooper Cos Inc/The	898	148		Cabot Oil & Gas Corp	8,571	190
DENTSPLY SIRONA Inc	4,267	248		Chesapeake Energy Corp (a)	14,280	100
Edwards Lifesciences Corp (a)	3,216	266		Chevron Corp	1,124	126
Hologic Inc (a)	5,118	196		Cimarex Energy Co	1,749	241
Intuitive Surgical Inc (a)	1,683	1,084		Concho Resources Inc (a)	2,619	375
Medtronic PLC	11,685	853		ConocoPhillips	22,831	1,108
Patterson Cos Inc	1,755	68		Devon Energy Corp	1,826	88
St Jude Medical Inc	2,037	161		EOG Resources Inc	9,236	947
Stryker Corp	6,069	690		EQT Corp	3,183	223
Thermo Fisher Scientific Inc	3,815	534		Exxon Mobil Corp	4,493	392
Zimmer Biomet Holdings Inc	2,929	298		Helmerich & Payne Inc	1,991	150
		$5,325		Hess Corp	5,835	326
				Marathon Oil Corp	15,611	282
Housewares - (0.13)%				Neste Oyj	2,500	103
Newell Brands Inc	8,889	418		Newfield Exploration Co (a)	3,664	166
				Occidental Petroleum Corp	8,284	591
Insurance - (0.23)%				Pioneer Natural Resources Co	1,913	365
Allstate Corp/The	425	30		Range Resources Corp	4,553	160
Assurant Inc	1,069	92		Statoil ASA	12,000	208
Lincoln National Corp	1,483	95		Tesoro Corp	1,997	162
Loews Corp	719	32		Transocean Ltd (a)	6,735	87
MetLife Inc	577	32				$6,851
Willis Towers Watson PLC	2,528	314		Oil & Gas Services - (0.85)%
XL Group Ltd	3,214	116		Baker Hughes Inc	7,794	501
		$711		FMC Technologies Inc (a)	3,269	112
Internet - (1.11)%				Halliburton Co	8,433	448
Amazon.com Inc (a)	1,121	841		National Oilwell Varco Inc	6,928	259
Expedia Inc	2,853	354		Schlumberger Ltd	17,198	1,446
Facebook Inc (a)	2,568	304				$2,766
MercadoLibre Inc	4,880	770		Packaging & Containers - (0.07)%
Netflix Inc (a)	7,907	925
Symantec Corp	11,486	280		Ball Corp	3,224	242
TripAdvisor Inc (a)	2,683	130
		$3,604		Pharmaceuticals - (0.41)%
				Endo International PLC (a)	4,103	66
Iron & Steel - (0.11)%				Mead Johnson Nutrition Co	3,345	241
Nucor Corp	5,868	365		Mylan NV (a)	9,859	361
				Perrigo Co PLC	2,642	228
Leisure Products & Services - (0.31)%				Zoetis Inc	9,108	459
Carnival Corp	13,451	692				$1,355
Royal Caribbean Cruises Ltd	3,953	320		Pipelines - (0.16)%
		$1,012		Spectra Energy Corp	12,926	529
Lodging - (0.23)%
Marriott International Inc/MD	7,195	567		REITS - (1.25)%
Wynn Resorts Ltd	1,874	191		American Tower Corp	7,842	802
		$758		Apartment Investment & Management Co	1,619	68
Machinery - Construction & Mining - (0.28)%				AvalonBay Communities Inc	4,503	741
Caterpillar Inc	9,724	929		Boston Properties Inc	960	119
				Crown Castle International Corp	6,220	519
				Equinix Inc	1,315	445
Machinery - Diversified - (0.22)%				Equity Residential	6,738	404
Deere & Co	4,335	434		General Growth Properties Inc	4,974	126
Flowserve Corp	2,392	113		HCP Inc	4,259	126
Xylem Inc/NY	3,306	171		Iron Mountain Inc	4,851	160
		$718		Kimco Realty Corp	7,832	200
Media - (0.42)%
Charter Communications Inc (a)	4,987	1,373

See accompanying notes

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2016 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value(000	's)	INVESTMENT COMPANIES (continued)	Shares	Value(000	's)

REITS (continued)				Exchange Traded Funds (continued)
Macerich Co/The	2,651	$180		Consumer Staples Select Sector SPDR Fund	32,140	$1,626
SL Green Realty Corp	1,846	195		Health Care Select Sector SPDR Fund	8,994	618
Vornado Realty Trust	78	8		Industrial Select Sector SPDR Fund	28,403	1,773
		$4,093		iShares iBoxx $ High Yield Corporate Bond	26,889	2,303
				ETF
Retail - (1.68)%				iShares MSCI China ETF	83,966	3,914
Advance Auto Parts Inc	1,324	225		iShares MSCI Emerging Markets ETF	131,045	4,652
CarMax Inc (a)	3,522	203
Chipotle Mexican Grill Inc (a)	534	212		Source STOXX Europe 600 Optimised	1,500	297
				Industrial Goods & Services UCITS ETF
Cie Financiere Richemont SA	9,173	599		SPDR S&P500 ETF Trust	18,442	4,064
Coach Inc	5,097	186		Technology Select Sector SPDR Fund	30,119	1,431
Costco Wholesale Corp	8,005	1,202				$22,144
Dollar Tree Inc (a)	4,345	383
L Brands Inc	5,270	370		TOTAL INVESTMENT COMPANIES (proceeds $21,543)		$22,144
Macy's Inc	5,629	238		PREFERRED STOCKS - (0.19)%	Shares	Value(000	's)
Signet Jewelers Ltd	1,283	117		Automobile Manufacturers - (0.19)%
Starbucks Corp	5,494	318		Volkswagen AG 0.17%	4,757	$613
Swatch Group AG/The	1,994	586
Tiffany & Co	1,382	114		TOTAL PREFERRED STOCKS (proceeds $632)		$613
Tractor Supply Co	2,441	183		TOTAL SHORT SALES (proceeds $106,465)		$107,658
Ulta Salon Cosmetics & Fragrance Inc (a)	1,149	298
Wal-Mart Stores Inc	3,408	240
		$5,474

Semiconductors - (1.35)%				(a) Non-Income Producing Security
ASML Holding NV	1,500	155
Broadcom Ltd	7,290	1,243
Intel Corp	32,590	1,131
Microchip Technology Inc	3,979	263
Micron Technology Inc (a)	19,164	374
NVIDIA Corp	11,937	1,101
Qorvo Inc (a)	2,340	125
		$4,392

Software - (2.12)%
Activision Blizzard Inc	13,571	497
Adobe Systems Inc (a)	8,191	842
Autodesk Inc (a)	4,096	297
Cerner Corp (a)	21,877	1,089
Dun & Bradstreet Corp/The	671	82
Electronic Arts Inc (a)	2,627	208
Intuit Inc	4,737	539
Microsoft Corp	9,941	599
Oracle Corp	38,124	1,532
Paychex Inc	541	32
Red Hat Inc (a)	3,309	262
salesforce.com Inc (a)	12,838	924
		$6,903

Telecommunications - (0.13)%
Frontier Communications Corp	21,616	79
Level 3 Communications Inc (a)	6,628	365
		$444

Toys, Games & Hobbies - (0.12)%
Hasbro Inc	2,302	197
Mattel Inc	6,303	199
		$396

Transportation - (0.88)%
CSX Corp	13,266	475
FedEx Corp	4,897	939
JB Hunt Transport Services Inc	2,068	197
Kansas City Southern	10,786	957
Ryder System Inc	357	28
Union Pacific Corp	2,917	295
		$2,891
TOTAL COMMON STOCKS (proceeds $84,290)		$84,901
INVESTMENT COMPANIES - (6.80)%	Shares	Value(000	's)

Exchange Traded Funds - (6.80)%
Consumer Discretionary Select Sector SPDR	17,909	1,466
Fund

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 0.09%	Shares Held	Value(000	's)		Principal
Exchange Traded Funds - 0.09%				MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
SPDR Nuveen S&P High Yield Municipal	1,040	$57		Colorado (continued)
Bond ETF				Promenade Castle Rock Metropolitan District
VanEck Vectors High-Yield Municipal Index	1,000	29		No 1
ETF				5.75%, 12/01/2039	$1,000	$1,002
VanEck Vectors Short High-Yield Municipal	1,000	23		Sierra Ridge Metropolitan District No 2
Index ETF				5.50%, 12/01/2046	1,000	1,000
		$109		Solaris Metropolitan District No 3
TOTAL INVESTMENT COMPANIES		$109		5.00%, 12/01/2046	1,000	974
	Principal			Southglenn Metropolitan District
BONDS- 0.40%	Amount (000's)	Value(000	's)	5.00%, 12/01/2046	1,000	953
U.S. Municipals - 0.40%						$7,237
Oglala Sioux Tribe				Connecticut - 3.12%
5.75%, 10/01/2025(a),(b)	$500	$501		Connecticut State Health & Educational
				Facility Authority
TOTAL BONDS		$501		5.00%, 09/01/2046(b)	1,500	1,387
				Mohegan Tribal Finance Authority
	Principal			7.00%, 02/01/2045(b)	2,500	2,548
MUNICIPAL BONDS - 102.04%	Amount (000's)	Value(000	's)
Alabama - 2.15%						$3,935
Lower Alabama Gas District/The				Florida - 0.38%
5.00%, 09/01/2034	$2,500	$2,722		Orange County Housing Finance Authority
				7.00%, 10/01/2025	470	476
Arizona - 4.97%
Navajo Nation				Georgia - 0.43%
5.50%, 12/01/2030(b)	2,500	2,687		City of Atlanta GA
Salt Verde Financial Corp				7.38%, 01/01/2031	500	547
5.00%, 12/01/2032	3,205	3,589
		$6,276		Illinois - 13.75%
California - 12.65%				Chicago O'Hare International Airport
Abag Finance Authority for Nonprofit Corps				5.00%, 01/01/2033	1,250	1,371
5.00%, 08/01/2043	500	545		Chicago Park District
California Educational Facilities Authority				5.00%, 01/01/2040	1,000	1,051
5.00%, 12/29/2015(c)	1,730	1,858		City of Chicago IL
5.00%, 10/01/2038(c)	900	963		5.50%, 01/01/2033	1,000	989
California Pollution Control Financing				5.50%, 01/01/2042	300	291
Authority				7.46%, 02/15/2026	1,953	1,372
4.30%, 07/01/2040	1,000	997		City of Chicago IL Wastewater Transmission
California Statewide Communities				Revenue
Development Authority (credit support from				5.00%, 01/01/2031	760	805
GNMA COLL)				5.00%, 01/01/2039	1,200	1,249
4.90%, 07/20/2039(d)	500	525		City of Chicago IL Waterworks Revenue
California Statewide Financing Authority				5.00%, 11/01/2025	500	557
6.00%, 05/01/2043	1,000	1,015		Illinois Finance Authority
Golden State Tobacco Securitization Corp				5.00%, 02/15/2041	850	862
5.30%, 06/01/2037	1,000	918		Illinois State Toll Highway Authority
				5.00%, 01/01/2040(c)	5,000	5,370
5.75%, 06/01/2047	2,260	2,054
				Metropolitan Pier & Exposition
Golden State Tobacco Securitization				Authority (credit support from NATL)
Corp (credit support from GOLDEN ST TOB				5.50%, 06/15/2029(d)	1,000	1,158
SECURITIZATION)
5.00%, 06/01/2033(d)	1,000	902		Metropolitan Water Reclamation District of
La Verne Public Financing Authority				Greater Chicago
7.25%, 09/01/2026	640	642		5.00%, 12/01/2045	1,000	1,087
Morongo Band of Mission Indians/The				State of Illinois
6.50%, 03/01/2028(b)	825	867		5.50%, 07/01/2027	1,150	1,205
Oakland Unified School District/Alameda						$17,367
County				Indiana - 0.52%
5.00%, 08/01/2035	1,225	1,353		Indiana Finance Authority
Sacramento Area Flood Control				5.00%, 10/01/2044	300	318
Agency (credit support from BAM)				Town of Shoals IN
5.00%, 10/01/2039(d)	500	546		7.25%, 11/01/2043	300	342
San Diego Community College District						$660
5.25%, 08/01/2033(c)	1,050	1,155		Louisiana - 3.11%
University of California				Juban Crossing Economic Development
5.25%, 05/15/2039(c)	428	468		District
5.25%, 05/15/2039(c)	828	904		7.00%, 09/15/2044(b)	1,000	922
5.25%, 05/15/2039(c)	243	265		7.00%, 09/15/2044(b)	500	461
		$15,977		Louisiana Public Facilities Authority
Colorado - 5.71%				8.38%, 07/01/2039	400	214
Colorado Health Facilities Authority				Parish of St John the Baptist LA
5.00%, 05/15/2040	1,000	1,079		5.13%, 06/01/2037	2,350	2,338
5.00%, 05/15/2045	1,000	1,075				$3,935
Green Gables Metropolitan District No 1
5.30%, 12/01/2046	1,250	1,154

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2016 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
Maine- 0.39%				New York (continued)
Maine Health & Higher Educational Facilities				Metropolitan Transportation Authority
Authority				5.00%, 11/15/2034	$1,000	$1,106
5.00%, 07/01/2046	$500	$498		New York Counties Tobacco Trust VI
				5.00%, 06/01/2041	400	425
Maryland - 0.84%				5.00%, 06/01/2045	1,000	1,038
City of Westminster MD				New York State Thruway Authority
6.25%, 07/01/2044	600	645		5.25%, 01/01/2056	1,000	1,108
Maryland Economic Development Corp				New York Transportation Development Corp
5.38%, 06/01/2025	390	421		5.00%, 08/01/2021	1,500	1,625
		$1,066		5.00%, 01/01/2023	560	630
Michigan - 2.95%				Syracuse Industrial Development Agency
Great Lakes Water Authority Water Supply				5.00%, 01/01/2035	1,000	1,065
System Revenue						$11,129
5.00%, 07/01/2036	1,500	1,596		North Carolina - 1.43%
Michigan Finance Authority				North Carolina Eastern Municipal Power
5.00%, 07/01/2035	1,000	1,067		Agency
Wayne County Airport Authority				5.25%, 01/01/2020	750	784
5.00%, 12/01/2045	1,000	1,070		North Carolina Medical Care Commission
		$3,733		5.25%, 10/01/2035	1,000	1,018
Minnesota - 0.85%						$1,802
Housing & Redevelopment Authority of The				Ohio- 3.13%
City of St Paul Minnesota				Buckeye Tobacco Settlement Financing
5.00%, 11/15/2030	1,000	1,079		Authority
				6.00%, 06/01/2042	2,000	1,679
Missouri - 1.37%				County of Hamilton OH
City of St Louis MO Airport Revenue (credit				5.00%, 01/01/2036	1,400	1,443
support from NATL)				Ohio Air Quality Development Authority
5.50%, 07/01/2028(d)	400	470		3.75%, 12/01/2023	1,000	479
Health & Educational Facilities Authority of				Ohio Water Development Authority
the State of Missouri				4.00%, 01/01/2034	750	353
5.00%, 02/01/2036	290	301				$3,954
Kansas City Industrial Development				Oklahoma - 0.26%
Authority				Tulsa Airports Improvement Trust
5.00%, 04/01/2046(b)	1,100	958		5.00%, 06/01/2035(e)	300	324
		$1,729
Nevada - 0.85%				Oregon - 0.43%
Las Vegas Redevelopment Agency				Warm Springs Reservation Confederated
5.00%, 06/15/2045	1,000	1,070		Tribe
				6.38%, 11/01/2033	500	540
New Jersey - 9.67%
Casino Reinvestment Development Authority				Pennsylvania - 4.67%
5.25%, 11/01/2039	250	242		Allegheny County Industrial Development
Essex County Improvement Authority				Authority
5.25%, 07/01/2045(b)	1,300	1,278		6.00%, 07/15/2038	400	412
New Jersey Economic Development				Chester County Health & Education Facilities
Authority				Authority
5.00%, 07/15/2028	750	818		5.25%, 12/01/2045	1,000	947
5.25%, 06/15/2040	1,000	1,010		City of Scranton PA
5.63%, 11/15/2030	1,500	1,651		8.50%, 09/01/2022(a)	100	107
5.75%, 09/15/2027	500	547		Lancaster County Hospital Authority/PA
New Jersey Educational Facilities				5.00%, 07/01/2045	1,250	1,299
Authority (credit support from AGM)				Pennsylvania Economic Development
5.00%, 07/01/2034(d)	1,000	1,090		Financing Authority
New Jersey Health Care Facilities Financing				5.50%, 11/01/2044	1,000	1,054
Authority (credit support from AGM)				6.00%, 06/01/2031	500	488
5.00%, 07/01/2046(d)	1,900	2,028		School District of Philadelphia/The (credit
New Jersey Transportation Trust Fund				support from ST AID WITHHLDG)
Authority				5.00%, 09/01/2032(d)	1,500	1,587
5.25%, 06/15/2032	2,000	2,049				$5,894
Newark Housing Authority (credit support				South Carolina - 0.86%
from AGM MUN GOVT GTD)				South Carolina Public Service Authority
5.00%, 12/01/2038(d)	1,400	1,506		5.25%, 12/01/2055	1,000	1,091
		$12,219
New York - 8.82%				Tennessee - 2.98%
Brooklyn Arena Local Development Corp				Chattanooga Health Educational & Housing
6.25%, 07/15/2040	480	547		Facility Board
Build NYC Resource Corp				5.00%, 10/01/2028	1,050	1,128
5.00%, 07/01/2035	1,500	1,613		5.00%, 10/01/2035	500	518
5.50%, 09/01/2045(b)	1,000	1,049
Glen Cove Local Economic Assistance Corp
5.00%, 01/01/2056	1,000	923

See accompanying notes

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2016 (unaudited)

	Principal			(b)	Security exempt from registration under Rule 144A of the Securities Act of
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	1933. These securities may be resold in transactions exempt from
Tennessee (continued)				registration, normally to qualified institutional buyers. At the end of the
Metropolitan Government Nashville &				period, the value of these securities totaled $15,782 or 12.49% of net
Davidson County Health & Educational				assets.
Facilities Board				(c)	Security or portion of underlying security related to Inverse Floaters
5.00%, 07/01/2046	$2,000	$2,128		entered into by the Fund. See Notes to Financial Statements for additional
		$3,774		information.
Texas- 9.38%				(d)	Credit support indicates investments that benefit from credit enhancement
Arlington Higher Education Finance Corp				or liquidity support provided by a third party bank, institution, or
5.00%, 12/01/2046	1,100	1,132		government agency.
City of Dallas TX				(e) Variable Rate. Rate shown is in effect at November 30, 2016.
5.00%, 02/15/2027	1,000	1,146		(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
City of Houston TX Airport System Revenue				effect at November 30, 2016.
4.50%, 07/01/2020	1,000	1,050
Harris County Cultural Education Facilities
Finance Corp				Portfolio Summary (unaudited)
6.00%, 10/01/2043	1,575	1,735		Sector	Percent
Mission Economic Development Corp
5.75%, 10/01/2031(b)	2,000	2,087		Revenue Bonds	79.21%
New Hope Cultural Education Facilities				Insured	7.77%
Finance Corp				General Obligation Limited	5.75%
5.00%, 07/01/2030	500	524		General Obligation Unlimited	4.88%
5.00%, 07/01/2047	1,500	1,521		Prerefunded	2.06%
North Texas Tollway Authority				Tax Allocation	1.28%
5.00%, 01/01/2045	615	672		Certificate Participation	1.09%
Port Beaumont Navigation District				Government	0.40%
7.25%, 02/01/2036(b)	1,000	1,037		Investment Companies	0.09%
Texas Private Activity Bond Surface				Liability For Floating Rate Notes Issued	(4.28)%
Transportation Corp				Other Assets and Liabilities	1.75%
6.88%, 12/31/2039	550	625		TOTAL NET ASSETS	100.00%
7.00%, 12/31/2038	300	341
		$11,870
Virgin Islands - 0.77%
Virgin Islands Public Finance Authority
5.00%, 10/01/2025	1,000	970

Virginia - 1.08%
County of Botetourt VA
6.00%, 07/01/2044	1,000	1,040
Fairfax County Industrial Development
Authority
5.00%, 05/15/2035	300	331
		$1,371
Washington - 0.20%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	250	258

West Virginia - 0.74%
West Virginia Economic Development
Authority
2.88%, 12/15/2026	1,000	931

Wisconsin - 3.58%
Public Finance Authority
4.00%, 08/01/2035	500	463
4.00%, 12/01/2036	1,900	1,768
5.00%, 12/01/2025	1,500	1,649
5.25%, 04/01/2030	600	630
		$4,510
TOTAL MUNICIPAL BONDS		$128,944
Total Investments		$129,554
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.28)%
Notes with interest rates of 0.58% - 0.63% at	$(5,414)	$(5,414)
November 30, 2016 and contractual maturity
of collateral from 2017-2024.(f)
Total Net Investments		$124,140
Other Assets and Liabilities - 1.75%		$2,213
TOTAL NET ASSETS - 100.00%		$126,353

(a)	Security is Illiquid. At the end of the period, the value of these securities totaled $608 or 0.48% of net assets.

See accompanying notes

     Schedule of Investments Origin Emerging Markets Fund November 30, 2016 (unaudited)

COMMON STOCKS - 98.57%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.55%				Engineering & Construction (continued)
Smiles SA	278,379	$3,932		Promotora y Operadora de Infraestructura	292,975	$2,568
				SAB de CV
Aerospace & Defense - 0.51%						$6,905
Hanwha Techwin Co Ltd	89,000	3,633		Food - 2.51%
				SPAR Group Ltd/The	590,616	7,946
Agriculture - 2.02%				X5 Retail Group NV (a)	328,000	9,838
KT&G Corp	159,006	14,296				$17,784
				Forest Products & Paper - 1.09%
Apparel - 0.48%				Mondi PLC	376,654	7,696
Shenzhou International Group Holdings Ltd	559,000	3,430
				Gas - 0.47%
Automobile Manufacturers - 3.92%				China Resources Gas Group Ltd	1,124,000	3,329
Geely Automobile Holdings Ltd	10,966,400	11,313
Great Wall Motor Co Ltd (a)	11,360,000	10,667		Healthcare - Products - 1.05%
Tata Motors Ltd ADR	176,000	5,820		China Medical System Holdings Ltd	2,500,000	4,180
		$27,800		St Shine Optical Co Ltd	170,000	3,256
Automobile Parts & Equipment - 1.55%						$7,436
Hankook Tire Co Ltd	85,066	3,938		Holding Companies - Diversified - 2.30%
Hanon Systems	455,499	3,801		KOC Holding AS	678,600	2,456
Xinyi Glass Holdings Ltd (a)	4,406,000	3,280		Siam Cement PCL/The	1,017,900	13,866
		$11,019				$16,322
Banks - 10.16%				Home Furnishings - 0.72%
China CITIC Bank Corp Ltd	5,103,793	3,325		Skyworth Digital Holdings Ltd	8,190,900	5,136
China Construction Bank Corp	42,119,528	31,403
China Minsheng Banking Corp Ltd	4,778,000	5,382		Insurance - 3.75%
Industrial & Commercial Bank of China Ltd	38,923,000	23,785		China Life Insurance Co Ltd/Taiwan	6,554,080	6,978
Sberbank of Russia PJSC ADR	820,000	8,190		PICC Property & Casualty Co Ltd	4,799,727	8,028
		$72,085		Ping An Insurance Group Co of China Ltd	1,400,000	7,727
Beverages - 0.73%				Samsung Life Insurance Co Ltd	40,044	3,900
Ambev SA	1,020,700	5,170				$26,633
				Internet - 10.69%
Chemicals - 2.80%				Alibaba Group Holding Ltd ADR(a)	216,900	20,393
Lotte Chemical Corp	27,772	7,631		NAVER Corp	22,800	15,555
PTT Global Chemical PCL (b)	4,770,100	8,385		Tencent Holdings Ltd	1,402,305	34,919
Sinopec Shanghai Petrochemical Co Ltd	7,302,000	3,833		Vipshop Holdings Ltd ADR(a)	446,000	5,004
		$19,849				$75,871
Coal - 0.93%				Lodging - 0.50%
China Shenhua Energy Co Ltd	3,200,000	6,610		Kangwon Land Inc	116,475	3,547

Commercial Services - 4.45%				Machinery - Diversified - 0.72%
Kroton Educacional SA	1,842,400	7,856		Hollysys Automation Technologies Ltd	270,810	5,107
Localiza Rent a Car SA	285,000	2,916
New Oriental Education & Technology Group	348,600	17,489		Miscellaneous Manufacturers - 2.13%
Inc ADR(a)				Largan Precision Co Ltd	57,000	6,573
Zhejiang Expressway Co Ltd	3,123,700	3,336		Sunny Optical Technology Group Co Ltd	1,699,525	8,544
		$31,597				$15,117
Computers - 1.56%				Oil & Gas - 2.66%
Foxconn Technology Co Ltd	2,600,000	6,799		Novatek OJSC	36,000	4,263
Lite-On Technology Corp	2,720,510	4,288		PTT PCL (b)	779,000	7,663
		$11,087		SK Innovation Co Ltd	53,266	6,971
Cosmetics & Personal Care - 0.45%						$18,897
LG Household & Health Care Ltd	4,756	3,204		Pharmaceuticals - 3.78%
				Richter Gedeon Nyrt	402,732	8,031
Diversified Financial Services - 2.39%				Sinopharm Group Co Ltd	4,022,900	18,755
E.Sun Financial Holding Co Ltd	9,340,760	5,417				$26,786
Noah Holdings Ltd ADR(a)	194,400	4,780		Real Estate - 1.66%
Taishin Financial Holding Co Ltd	18,409,301	6,750		China Overseas Land & Investment Ltd	1,683,900	4,850
		$16,947		China Vanke Co Ltd	2,254,200	6,904
Electric - 0.58%						$11,754
Korea Electric Power Corp	102,873	4,082		Retail - 2.10%
				ANTA Sports Products Ltd	2,724,000	7,953
Electronics - 3.41%				Raia Drogasil SA	365,900	6,969
AAC Technologies Holdings Inc	1,536,518	13,883				$14,922
Hon Hai Precision Industry Co Ltd	1,387,933	6,957		Semiconductors - 14.54%
Pegatron Corp	1,400,000	3,327		Phison Electronics Corp	645,600	4,912
		$24,167		Powertech Technology Inc	1,433,000	3,670
Energy - Alternate Sources - 0.43%				Realtek Semiconductor Corp	1,287,000	3,990
Xinyi Solar Holdings Ltd (a)	9,000,000	3,067		Samsung Electronics Co Ltd	53,377	38,958
				Silicon Motion Technology Corp ADR	261,400	12,022
Engineering & Construction - 0.97%				Taiwan Semiconductor Manufacturing Co Ltd	1,219,217	36,198
Grupo Aeroportuario del Centro Norte SAB de	920,100	4,337		ADR
CV				Win Semiconductors Corp	1,195,204	3,391
						$103,141

See accompanying notes

		Schedule of Investments
Origin Emerging Markets Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Software - 3.51%
NetEase Inc ADR	92,335	$20,693
TravelSky Technology Ltd	2,021,000	4,231
		$24,924
Telecommunications - 2.84%
BYD Electronic International Co Ltd	4,537,000	4,029
China Mobile Ltd	1,176,443	12,848
Vodacom Group Ltd	319,597	3,281
		$20,158
Water - 3.66%
Cia de Saneamento Basico do Estado de Sao	950,000	8,403
Paulo
Guangdong Investment Ltd	12,547,064	17,541
		$25,944
TOTAL COMMON STOCKS		$699,384
INVESTMENT COMPANIES - 2.09%	Shares Held	Value (000's)
Money Market Funds - 2.09%
First American Government Obligations Fund	14,852,330	14,852

TOTAL INVESTMENT COMPANIES		$14,852
Total Investments		$714,236
Other Assets and Liabilities - (0.66)%		$(4,679)
TOTAL NET ASSETS - 100.00%		$709,557

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. At the end of the period, the fair value of these securities totaled
$16,048 or 2.26% of net assets.

Portfolio Summary (unaudited)
Country		Percent
China		42.11%
Taiwan, Province Of China		16.14%
Korea, Republic Of		15.44%
Hong Kong		6.62%
Brazil		4.97%
Thailand		4.21%
Russian Federation		3.14%
South Africa		2.67%
United States		2.09%
Hungary		1.13%
Mexico		0.97%
India		0.82%
Turkey		0.35%
Other Assets and Liabilities		(0.66)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI Emerging Markets; December 2016	Long	366	$15,799	$15,793	$(6)
Total					$(6)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.29%			Shares Held	Value(000	's)	PREFERRED STOCKS (continued)		Shares Held	Value(000	's)
Money Market Funds - 1.29%							Electric (continued)
Goldman Sachs Financial Square Funds -			71,855,083	$71,855		Integrys Holding Inc 6.00%(b)		87,600	$2,278
Government Fund						Interstate Power & Light Co 5.10%(a)		485,100	11,904
						NextEra Energy Capital Holdings Inc 5.00%		491,093	11,074
TOTAL INVESTMENT COMPANIES				$71,855		NextEra Energy Capital Holdings Inc 5.13%		662,215	14,854
CONVERTIBLE PREFERRED STOCKS -						NextEra Energy Capital Holdings Inc 5.63%		170,585	4,208
1.31%			Shares Held	Value(000	's)	NextEra Energy Capital Holdings Inc 5.70%		322,465	7,775
Banks - 1.31%						PPL Capital Funding Inc 5.90%		735	18
Wells Fargo & Co 7.50%(a)			60,982	$73,323		Southern Co/The 5.25%		111,000	2,433
									$126,111
TOTAL CONVERTIBLE PREFERRED STOCKS				$ 73,323		Food - 0.46%
PREFERRED STOCKS - 27.89%			Shares Held	Value (000's)		Dairy Farmers of America Inc 7.88%(a),(c)		12,000	1,247
						Dairy Farmers of America Inc 7.88%(a),(c)		232,500	24,529
Banks - 7.96%
AgriBank FCB 6.88%(a),(b)			61,700	6,667					$25,776
Bank of America Corp		6.38%(a)	4,467	112		Hand & Machine Tools - 0.53%
Bank of America Corp		6.50%(a)	490	13		Stanley Black & Decker Inc 5.75%		1,192,146	29,589
Bank of America Corp		6.63%(a)	201,813	5,203
Bank of New York Mellon Corp/The 5.20%(a)			139,534	3,451			Insurance - 6.83%
Barclays Bank PLC 7.10%(a)			1,002,293	25,378		Aegon NV 4.00%(a),(b)		66,900	1,535
Barclays Bank PLC 8.13%(a)			249,031	6,358			Aegon NV 6.38%(a)	975,042	24,298
BB&T Corp 5.63%(a)			150,000	3,620			Aegon NV 6.50%(a)	243,544	6,132
Capital One Financial Corp 6.00%(a)			533,401	13,186		Aegon NV	8.00%	60,347	1,583
Citigroup Inc 6.88%(a)			9,618	258		Aflac Inc	5.50%	1,087,462	26,860
Citigroup Inc 6.88%(a),(b)			493,542	13,207		Allstate Corp/The 5.10%(b)		540,300	13,923
CoBank ACB 6.13%(a)			8,000	793		Allstate Corp/The 6.25%(a)		181,500	4,657
CoBank ACB 6.20%(a),(b)			65,000	6,630		Allstate Corp/The 6.63%(a)		380,000	9,941
CoBank ACB 6.25%(a),(b)			296,500	30,984		American Financial Group Inc/OH 5.75%		441,277	11,049
Cullen/Frost Bankers Inc 5.38%(a)			242,043	5,971		American Financial Group Inc/OH 6.25%		250,786	6,325
Goldman Sachs Group Inc/The 5.50%(a),(b)			774,944	19,474		Arch Capital Group Ltd 5.25%(a)		243,500	5,272
HSBC Holdings PLC 6.20%(a)			946,689	23,724		Arch Capital Group Ltd 6.75%(a)		696,925	17,758
HSBC Holdings PLC 8.00%(a)			316,680	8,098		Aspen Insurance Holdings Ltd 5.95%(a),(b),(d)		414,060	10,927
Huntington Bancshares Inc/OH 5.88%(a)			326,087	8,005		Aspen Insurance Holdings Ltd 7.25%(a)		40,007	1,032
Huntington Bancshares Inc/OH 6.25%(a)			1,050,000	26,512		Axis Capital Holdings Ltd 5.50%(a)		155,098	3,634
ING Groep NV 6.13%(a)			55,705	1,397		Axis Capital Holdings Ltd 6.88%(a)		2,072,850	52,775
ING Groep NV	6.38%(a)		827,730	20,743		Hartford Financial Services Group Inc/The		1,040,014	29,942
ING Groep NV	7.20%(a)		153,287	3,918		7.88%(b)
KeyCorp 8.63%(a),(b)			368,904	9,444		Protective Life Corp 6.00%		10,311	259
M&T Bank Corp 6.38%(a),(b)			5,400	5,689		Protective Life Corp 6.25%		336,151	8,478
M&T Bank Corp 6.38%(a),(b)			7,150	7,532		Prudential PLC 6.50%(a)		90,249	2,333
Merrill Lynch Capital Trust I 6.45%(b)			211,757	5,389		Prudential PLC 6.75%(a)		172,249	4,504
Morgan Stanley 7.13%(a),(b)			126,282	3,490		Reinsurance Group of America Inc 6.20%(b)		577,300	15,720
PNC Financial Services Group Inc/The			1,730,132	47,008		RenaissanceRe Holdings Ltd 5.38%(a)		654,975	14,888
6.13%(a),(b)						RenaissanceRe Holdings Ltd 6.08%(a)		172,247	4,249
Royal Bank of Scotland Group PLC 5.75%(a)			391,429	9,606		Torchmark Corp 5.88%		468,309	11,544
State Street Corp 5.25%(a)			1,425,192	33,492		WR Berkley Corp 5.63%		1,262,728	29,636
State Street Corp 5.90%(a),(b)			241,300	6,151		WR Berkley Corp 5.75%		65,930	1,528
State Street Corp 6.00%(a)			349,700	8,907		XLIT Ltd 4.00%(a),(b),(d)		76,419	59,607
TCF Financial Corp 7.50%(a)			229,278	5,847					$380,389
US Bancorp 6.00%(a),(b)			2,082,309	53,328			Media - 0.22%
Valley National Bancorp 6.25%(a),(b)			172,200	4,649		Comcast Corp 5.00%		480,893	11,931
Wells Fargo & Co	5.85%(a),(b)		125,027	3,126
Wells Fargo & Co	6.63%(a),(b)		236,676	6,416		Miscellaneous Manufacturers - 0.17%
				$443,776		General Electric Co 4.88%		299,666	7,414
Diversified Financial Services - 0.08%						General Electric Co 4.88%		80,187	1,988
Affiliated Managers Group Inc 6.38%			15,188	384					$9,402
Charles Schwab Corp/The 6.00%(a)			12,535	316			REITS - 4.13%
Charles Schwab Corp/The 6.00%(a)			143,663	3,688		Boston Properties Inc 5.25%(a)		7,284	178
				$4,388		Digital Realty Trust Inc 5.88%(a)		97,818	2,385
Electric - 2.26%						Digital Realty Trust Inc 6.35%(a)		202,498	5,075
Alabama Power Co 6.45%(a)			89,000	2,296		Digital Realty Trust Inc 6.63%(a)		3,856	98
Dominion Resources Inc/VA 5.25%			897,421	19,169		Digital Realty Trust Inc 7.38%(a)		239,911	6,353
DTE Energy Co	5.25%		313,300	7,331		Hospitality Properties Trust 7.13%(a)		411,113	10,356
Duke Energy Corp	5.13%		362,408	8,861		Kimco Realty Corp 5.50%(a)		590,922	14,153
Entergy Arkansas Inc		4.88%	10,000	213		Kimco Realty Corp 6.00%(a)		666,558	16,664
Entergy Arkansas Inc		4.90%	241,096	5,625		National Retail Properties Inc 6.63%(a)		455,621	11,395
Entergy Louisiana LLC		4.70%	165,100	3,716		Prologis Inc 8.54%(a)		167,700	10,853
Entergy Louisiana LLC		4.88%	25,000	533		PS Business Parks Inc 5.70%(a)		377,419	9,088
Entergy Louisiana LLC		5.25%	230,055	5,567		PS Business Parks Inc 5.75%(a)		520,724	12,555
Entergy New Orleans Inc		5.00%	3,299	78		PS Business Parks Inc 6.00%(a)		188,128	4,637
Entergy New Orleans Inc		5.50%	20,000	486		PS Business Parks Inc 6.45%(a)		132,228	3,344
Entergy Texas Inc	5.63%		15,618	391		Public Storage 4.90%(a)		16,000	338
Georgia Power Co 6.50%(a)			97,900	10,058		Public Storage 4.95%(a)		4,000	86
Gulf Power Co 6.00%(a)			60,914	6,277		Public Storage 5.20%(a)		70,407	1,675
Gulf Power Co 6.45%(a)			9,400	966		Public Storage 5.75%(a)		222,900	5,408

See accompanying notes

     Schedule of Investments Preferred Securities Fund November 30, 2016 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value(000	's)		Principal
REITS (continued)					BONDS (continued)	Amount (000's)	Value (000's)
Public Storage 5.88%(a)		237,401	$5,892		Banks (continued)
Public Storage 5.90%(a)		55,600	1,387		BPCE SA
Public Storage 6.00%(a)		580,214	14,790		5.70%, 10/22/2023(c)	$6,000	$6,265
Public Storage 6.38%(a)		131,181	3,481		Citigroup Capital III
Realty Income Corp 6.63%(a)		776,752	19,621		7.63%, 12/01/2036	2,700	3,166
Regency Centers Corp 6.00%(a)		441,029	10,888		Citigroup Inc
Regency Centers Corp 6.63%(a)		230,854	5,847		5.90%, 12/29/2049(a)	200	199
Senior Housing Properties Trust	5.63%	113,931	2,733		5.95%, 12/29/2049(a)	24,100	24,130
Senior Housing Properties Trust	6.25%	150,000	3,712		6.13%, 12/29/2049(a),(b)	47,300	49,074
Ventas Realty LP / Ventas Capital Corp		198,708	4,968		6.25%, 12/29/2049(a),(b)	56,690	58,249
5.45%					Citizens Financial Group Inc
Vornado Realty Trust 5.40%(a)		190,622	4,516		5.50%, 12/29/2049(a),(b)	7,500	7,275
Vornado Realty Trust 5.70%(a)		830,753	19,996		CoBank ACB
Vornado Realty Trust 6.63%(a)		82,751	2,099		6.25%, 12/29/2049(a),(b)	12,900	13,463
Welltower Inc 6.50%(a)		617,148	15,583		Commerzbank AG
			$230,154		8.13%, 09/19/2023(c)	20,300	22,660
Savings & Loans - 0.07%					Cooperatieve Rabobank UA
Astoria Financial Corp 6.50%(a)		106,851	2,705		11.00%, 12/29/2049(a),(b)	7,750	9,198
People's United Financial Inc 5.63%(a),(b)		46,852	1,171		11.00%, 12/29/2049(a),(b),(c)	69,657	82,669
			$3,876		Corestates Capital III
Sovereign - 0.49%					1.48%, 02/15/2027(b),(c)	10,200	8,938
Farm Credit Bank of Texas 6.75%(a),(b)		258,000	27,348		Countrywide Capital III
					8.05%, 06/15/2027	6,312	7,599
Telecommunications - 4.69%					Credit Agricole SA
Centaur Funding Corp 0.00%(b),(c),(e)		26,500	22,674		7.88%, 12/29/2049(a),(c)	8,000	7,890
Centaur Funding Corp 9.08%(c),(f)		100,666	117,779		8.13%, 12/29/2049(a),(b)	5,000	5,179
Qwest Corp 6.13%		885,400	20,701		8.13%, 12/29/2049(a),(b),(c)	11,050	11,446
Qwest Corp 6.88%		258,100	6,437		8.38%, 12/31/2049(a),(b),(c)	42,909	47,314
Qwest Corp 7.00%		253,178	6,347		Credit Suisse AG
Qwest Corp 7.00%		520,255	13,053		6.50%, 08/08/2023 (c)	29,754	31,502
Qwest Corp 7.50%		476,206	12,129		6.50%, 08/08/2023	6,000	6,353
Telephone & Data Systems Inc	6.63%	217,098	5,280		Credit Suisse Group AG
Telephone & Data Systems Inc	6.88%	2,595	63		6.25%, 12/29/2049(a),(b),(c)	39,100	36,754
Telephone & Data Systems Inc	7.00%	1,203,597	30,583		6.25%, 12/29/2049(a)	1,475	1,387
United States Cellular Corp	6.95%	78,361	1,980		7.50%, 12/29/2049(a),(b)	3,000	3,041
Verizon Communications Inc	5.90%	942,517	24,308		7.50%, 12/29/2049(a),(b),(c)	34,040	34,508
			$261,334		Dresdner Funding Trust I
					8.15%, 06/30/2031(c)	18,615	21,629
TOTAL PREFERRED STOCKS			$1,554,074
		Principal			8.15%, 06/30/2031	3,200	3,705
BONDS- 67.93%		Amount (000's)	Value(000	's)	Fifth Third Bancorp
					5.10%, 12/29/2049(a),(b)	5,100	4,781
Banks- 38.57%
ABN AMRO Bank NV					First Union Capital II
4.80%, 04/18/2026(c)		$7,000	$7,095		7.95%, 11/15/2029	3,700	4,728
6.25%, 09/13/2022(b)		10,000	10,285		Fleet Capital Trust V
					1.86%, 12/18/2028(b)	2,500	2,184

Australia & New Zealand Banking Group					Goldman Sachs Group Inc/The
Ltd/United Kingdom					5.70%, 12/29/2049 (a),(b)	39,795	40,143
6.75%, 12/29/2049(a),(c)		4,000	4,243
					HBOS Capital Funding LP
BAC Capital Trust XIII					6.85%, 03/29/2049(a)	7,000	7,079
4.00%, 12/29/2049(a),(b)		33,564	27,522
					HSBC Capital Funding Dollar1 LP
Banco Bilbao Vizcaya Argentaria SA					10.18%, 12/29/2049(a),(b),(c)	32,900	49,021
9.00%, 05/29/2049(a)		27,800	28,383
					HSBC Holdings PLC
Banco Santander SA					6.87%, 12/29/2049(a),(b)	39,600	40,887
6.38%, 05/29/2049(a),(b)		5,000	4,475
					JPMorgan Chase & Co
Bank of America Corp					5.30%, 12/29/2049(a),(b)	9,800	9,898
6.30%, 12/29/2049(a),(b)		18,500	19,286
					6.13%, 12/29/2049(a),(b)	22,000	22,179
6.50%, 10/29/2049(a),(b)		50,000	52,035
					6.75%, 01/29/2049(a),(b)	137,707	148,035
Bank of New York Mellon Corp/The
4.62%, 12/29/2049(a),(b)		18,415	16,850		KeyCorp
					5.00%, 12/29/2049(a),(b)	13,800	12,937
4.95%, 12/29/2049(a),(b)		75,100	74,818
Barclays Bank PLC					KeyCorp Capital III
7.63%, 11/21/2022		8,000	8,782		7.75%, 07/15/2029	3,500	4,023
7.75%, 04/10/2023(b)		24,200	25,047		Lloyds Bank PLC
					12.00%, 12/29/2049(a),(c)	5,500	7,356
10.18%, 06/12/2021		3,000	3,708
10.18%, 06/12/2021(c)		3,460	4,277		Lloyds Banking Group PLC
					6.41%, 01/29/2049(a),(c)	32,174	34,265
Barclays PLC					6.66%, 01/29/2049(a),(c)	60,185	64,398
6.63%, 06/29/2049(a),(b)		34,178	30,678
					7.50%, 04/30/2049(a),(b)	49,888	50,886
8.25%, 12/29/2049(a),(b)		65,658	66,800
					M&T Bank Corp
BNP Paribas SA					5.12%, 12/29/2049(a),(b)	15,500	14,919
7.20%, 06/29/2049(a),(c)		13,800	15,249
					6.45%, 12/29/2049(a),(b)	6,615	7,144
7.37%, 12/29/2049(a),(b),(c)		100	99
					6.88%, 12/29/2049(a)	37,800	37,881
7.63%, 12/29/2049(a),(b),(c)		46,600	48,173
7.63%, 12/29/2049(a),(b)		4,000	4,135		Morgan Stanley
					5.55%, 12/29/2049(a),(b)	11,100	11,114

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2016 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Food- 0.16%
Nordea Bank AB			Dairy Farmers of America Inc
5.50%, 09/29/2049(a),(b),(c)	$6,000	$5,842	7.13%, 12/29/2049(a),(c)	$8,700	$8,950
5.50%, 09/29/2049(a),(b)	1,200	1,168
6.13%, 12/29/2049(a),(b)	1,800	1,732	Hand & Machine Tools - 0.23%
6.13%, 12/29/2049(a),(b),(c)	32,831	31,600	Stanley Black & Decker Inc
Northern Trust Corp			5.75%, 12/15/2053	12,250	12,862
4.60%, 12/29/2049(a),(b)	4,400	4,345
PNC Financial Services Group Inc/The			Insurance - 20.13%
6.75%, 07/29/2049(a),(b)	44,035	47,062	ACE Capital Trust II
Royal Bank of Scotland Group PLC			9.70%, 04/01/2030	18,970	28,408
4.80%, 04/05/2026	7,500	7,365	Aegon NV
7.50%, 12/29/2049(a),(b)	45,281	40,866	1.68%, 07/29/2049(a),(b)	11,889	8,441
7.64%, 03/29/2049(a),(b)	1,900	1,747	AIG Life Holdings Inc
7.65%, 08/29/2049(a),(b)	35,265	40,467	8.50%, 07/01/2030	30,200	38,052
8.00%, 12/29/2049(a),(b)	9,825	8,990	Allstate Corp/The
8.62%, 12/29/2049(a),(b)	3,000	2,951	5.75%, 08/15/2053(b)	7,600	7,970
Skandinaviska Enskilda Banken AB			6.50%, 05/15/2067	12,505	14,318
5.75%, 11/29/2049(a),(b)	13,800	13,662	American International Group Inc
Societe Generale SA			8.18%, 05/15/2068	1,500	1,924
1.61%, 12/29/2049(a),(b),(c)	5,750	5,570	Aon Corp
7.38%, 12/29/2049(a),(b),(c)	14,000	13,475	8.21%, 01/01/2027	4,500	5,794
7.88%, 12/29/2049(a),(b),(c)	3,000	2,827	Aviva PLC
7.88%, 12/29/2049(a),(b)	15,000	14,134	8.25%, 04/29/2049(a)	8,400	8,718
8.00%, 12/29/2049(a),(b),(c)	16,800	16,359	AXA SA
8.25%, 09/29/2049(a),(b)	64,750	66,045	1.43%, 08/29/2049(a),(b)	9,295	6,827
Standard Chartered PLC			6.38%, 12/29/2049(a),(b),(c)	27,793	30,126
7.01%, 07/29/2049(a),(c)	25,300	26,375	8.60%, 12/15/2030	13,565	18,858
7.50%, 12/29/2049(a),(b),(c)	17,700	17,347	Catlin Insurance Co Ltd
SunTrust Capital I			7.25%, 07/29/2049(a),(c)	52,586	42,332
1.57%, 05/15/2027(b)	20,900	17,765	Chubb Corp/The
Svenska Handelsbanken AB			6.38%, 03/29/2067(b)	44,690	41,673
5.25%, 12/29/2049(a),(b)	42,000	41,212	Dai-ichi Life Insurance Co Ltd/The
Swedbank AB			5.10%, 10/29/2049(a),(b),(c)	12,300	12,730
5.50%, 12/29/2049(a),(b)	5,200	5,155	7.25%, 12/29/2049(a),(c)	13,250	14,906
UBS AG/Stamford CT			Demeter Investments BV for Swiss Re Ltd
7.63%, 08/17/2022	10,000	11,313	5.63%, 08/15/2052	16,800	16,770
UBS Group AG			Everest Reinsurance Holdings Inc
6.87%, 12/29/2049(a),(b)	18,078	17,904	6.60%, 05/01/2067(b)	32,820	28,061
6.88%, 12/29/2049(a),(b)	13,100	12,677	Glen Meadow Pass-Through Trust
7.00%, 12/29/2049(a),(b)	12,000	12,504	6.51%, 02/12/2067(b),(c)	10,885	8,354
7.13%, 12/29/2049(a)	1,757	1,772	Great-West Life & Annuity Insurance Capital
US Bancorp			LP
5.12%, 12/29/2049(a),(b)	21,400	21,700	6.63%, 11/15/2034(c)	7,000	7,459
Wells Fargo & Co			Great-West Life & Annuity Insurance Capital
5.87%, 12/29/2049(a),(b)	47,800	49,286	LP II
7.98%, 12/31/2049(a),(b)	57,100	58,899	3.45%, 05/16/2046(b),(c)	8,750	7,481
		$2,149,507	Hartford Financial Services Group Inc/The
Diversified Financial Services - 1.07%			8.13%, 06/15/2068(b)	11,772	12,699
Charles Schwab Corp/The			Liberty Mutual Group Inc
7.00%, 02/28/2049(a),(b)	27,158	30,960	7.00%, 03/07/2067(b),(c)	17,738	15,432
Depository Trust & Clearing Corp/The			7.80%, 03/07/2087(c)	61,373	68,738
4.88%, 12/29/2049(a),(b),(c)	4,000	4,110	Liberty Mutual Insurance Co
MBNA Capital B			7.70%, 10/15/2097(c)	20,025	24,388
1.69%, 02/01/2027(b)	2,500	2,184	Lincoln National Corp
National Rural Utilities Cooperative Finance			3.26%, 05/17/2066(b)	13,109	10,438
Corp			6.05%, 04/20/2067(b)	54,947	42,309
5.25%, 04/20/2046(b)	21,300	22,454	Meiji Yasuda Life Insurance Co
		$59,708	5.20%, 10/20/2045(b),(c)	10,000	10,525
Electric - 1.79%			MetLife Capital Trust IV
Emera Inc			7.88%, 12/15/2067(c)	19,020	23,157
6.75%, 06/15/2076(b)	33,400	35,654	MetLife Capital Trust X
Integrys Holding Inc			9.25%, 04/08/2068(c)	41,075	57,505
6.11%, 12/01/2066(b)	12,082	10,995	MetLife Inc
NextEra Energy Capital Holdings Inc			5.25%, 12/29/2049(a),(b)	17,200	17,028
2.91%, 10/01/2066(b)	23,474	20,012	6.40%, 12/15/2066(b)	11,400	12,341
6.65%, 06/15/2067(b)	2,000	1,760	10.75%, 08/01/2069	35,423	55,260
7.30%, 09/01/2067(b)	17,750	17,661	Mitsui Sumitomo Insurance Co Ltd
PPL Capital Funding Inc			7.00%, 03/15/2072(c)	10,700	12,185
6.70%, 03/30/2067(b)	15,375	13,492	MMI Capital Trust I
		$99,574	7.63%, 12/15/2027	1,073	1,335
			Nationwide Financial Services Inc
			6.75%, 05/15/2087	79,015	82,176

See accompanying notes

Schedule of Investments
Preferred Securities Fund
November 30, 2016 (unaudited)

	Principal
BONDS (continued)	Amount (000's)	Value (000's)	Portfolio Summary (unaudited)
Insurance (continued)			Sector	Percent
Nippon Life Insurance Co			Financial	80.59%
4.70%, 01/20/2046(b),(c)	$5,000	$5,075	Communications	5.47%
5.10%, 10/16/2044(b),(c)	14,900	15,444	Industrial	4.82%
Provident Financing Trust I			Utilities	4.05%
7.41%, 03/15/2038	37,750	41,997	Energy	1.53%
Prudential Financial Inc			Investment Companies	1.29%
5.63%, 06/15/2043(b)	66,965	69,476	Consumer, Non-cyclical	0.62%
5.88%, 09/15/2042(b)	11,675	12,349	Government	0.49%
Prudential PLC			Purchased Options	0.25%
7.75%, 01/29/2049(a)	4,800	4,842	Other Assets and Liabilities	0.89%
Reinsurance Group of America Inc			TOTAL NET ASSETS	100.00%
3.52%, 12/15/2065(b)	26,423	21,799
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03/28/2073(b),(c)	60,300	64,156
Sumitomo Life Insurance Co
6.50%, 09/20/2073(b),(c)	15,500	17,515
Voya Financial Inc
5.65%, 05/15/2053(b)	64,126	63,164
XLIT Ltd
6.50%, 12/31/2049(a),(b)	14,350	10,942
		$1,121,477
Miscellaneous Manufacturers - 3.10%
General Electric Co
5.00%, 12/29/2049(a),(b)	168,649	172,865

Pipelines - 1.53%
Enterprise Products Operating LLC
7.03%, 01/15/2068(b)	55,775	58,280
TransCanada PipeLines Ltd
6.35%, 05/15/2067(b)	8,461	6,621
Transcanada Trust
5.63%, 05/20/2075(b)	3,800	3,810
5.87%, 08/15/2076(b)	16,200	16,767
		$85,478
Telecommunications - 0.56%
Koninklijke KPN NV
7.00%, 03/28/2073(b),(c)	13,126	14,078
7.00%, 03/28/2073(b)	16,000	17,160
		$31,238
Transportation - 0.79%
BNSF Funding Trust I
6.61%, 12/15/2055(b)	38,509	44,237

TOTAL BONDS		$3,785,896
	Principal
CONVERTIBLE BONDS - 0.44%	Amount (000's) Value (000's)
Banks- 0.44%
ING Groep NV
6.50%, 12/29/2049(a),(b)	26,000	24,408

TOTAL CONVERTIBLE BONDS		$24,408
TOTAL PURCHASED OPTIONS - 0.25%		$13,789
Total Investments		$5,523,345
Other Assets and Liabilities - 0.89%		$49,367
TOTAL NET ASSETS - 100.00%		$5,572,712

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Variable Rate. Rate shown is in effect at November 30, 2016.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,296,021 or 23.26% of net assets.
(d)	Security is Illiquid. At the end of the period, the value of these securities totaled $70,534 or 1.27% of net assets.
(e)	Non-Income Producing Security
(f)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).Please see Affiliated Sub-Schedule for transactional information.

See accompanying notes

			Schedule of Investments
Preferred Securities Fund
November 30, 2016 (unaudited)

	August 31,	August 31,						November 30,	November 30,
Affiliated Securities	2016	2016	Purchases		Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares		Cost	Shares	Proceeds	Shares	Cost
Centaur Funding Corp 9.08%	102,566	$121,899		—	$—	1,900	$2,237	100,666	$120,075
		$121,899				$–	$2,237		$120,075

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Centaur Funding Corp 9.08%		$2,285		$		413	$		—
		$2,285		$		413	$		—
Amounts in thousands except shares

Options

						Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; March 2017		$155.00	12/27/2016		2,500	$1,686	$1,172		$(514)
Call - US Long Bond Future; March 2017		$152.00	12/27/2016		2,500	4,694	3,789		(905)
Put - US Long Bond Future; March 2017		$151.00	12/27/2016		5,000	9,668	8,828		(840)
Total						$16,048	$13,789		$(2,259)

						Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date			Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - US Long Bond Future; March 2017		$154.00	12/27/2016		5,000	$(4,909)	$(3,594)		$1,315
Put - US Long Bond Future; March 2017		$148.00	12/27/2016		5,000	(4,798)	(4,141)		657
Total						$(9,707)	$(7,735)		$1,972

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Real Estate Allocation Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 99.35%	Shares Held		Value
Principal Funds, Inc. Institutional Class - 99.35%
Global Real Estate Securities Fund (a)		67,960	$586,497
Real Estate Debt Income Fund (a)		51,620	490,387
			$1,076,884
TOTAL INVESTMENT COMPANIES			$1,076,884
Total Investments			$1,076,884
Other Assets and Liabilities - 0.65%			$7,029
TOTAL NET ASSETS - 100.00%			$1,083,913

(a) Affiliated Security. Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type			Percent
International Equity Funds			54.11%
Fixed Income Funds			45.24%
Other Assets and Liabilities			0.65%
TOTAL NET ASSETS			100.00%

August 31,		August 31,					November 30,	November 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2016	2016
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Global Real Estate Securities Fund	47,961	$438,790	25,926	$238,055	5,927	$54,458	67,960	$622,607
Real Estate Debt Income Fund	47,645	463,564	16,397	160,479	12,422	121,512	51,620	502,019
		$902,354		$398,534		$175,970		$1,124,626

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Global Real Estate Securities Fund		$1,858			$220			$—
Real Estate Debt Income Fund		4,105			(512)			—
		$5,963			$(292)			$—

Amounts shown are in dollars and not rounded to the thousands

See accompanying notes

Schedule of Investments
Real Estate Debt Income Fund
November 30, 2016 (unaudited)

INVESTMENT COMPANIES - 1.37%		Shares Held	Value(000	's)			Principal
Money Market Funds - 1.37%					BONDS (continued)		Amount (000's) Value (000's)
First American Government Obligations Fund		2,056,192	$2,056		Commercial Mortgage Backed Securities (continued)
					GS Mortgage Securities Trust 2015-GC34
TOTAL INVESTMENT COMPANIES			$2,056		3.51%, 10/10/2048(a)		$5,000	$5,120
		Principal			4.47%, 10/10/2048		2,000	2,103
BONDS- 99.24%		Amount (000's)	Value(000	's)	GS Mortgage Securities Trust 2016-GS2
Commercial Mortgage Backed Securities - 93.82%					3.76%, 05/10/2049		2,500	2,540
Banc of America Commercial Mortgage Trust					JP Morgan Chase Commercial Mortgage
2008-1					Securities Trust 2010-C1
6.48%, 02/10/2051(a)		$1,800	$1,793		5.95%, 06/15/2043(b)		1,500	1,499
6.48%, 02/10/2051(a),(b)		1,000	943		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2011-C5
2015-UB	S7				5.58%, 08/15/2046(a),(b)		1,200	1,285
4.51%, 09/15/2048(a)		1,080	1,150		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2016-JP2
2016-UBS10					3.46%, 08/15/2049		1,000	990
2.17%, 07/15/2049(a),(c)		9,072	1,102		JPMBB Commercial Mortgage Securities
5.08%, 07/15/2049(a)		3,500	3,496		Trust 2013-C12
CFCRE Commercial Mortgage Trust 2011-					4.22%, 07/15/2045(a)		460	397
C2					JPMBB Commercial Mortgage Securities
1.47%, 12/15/2047(a),(b),(c)		8,262	367		Trust 2014-C21
Citigroup Commercial Mortgage Trust 2013-					1.25%, 08/15/2047(a),(c)		25,562	1,548
GC15					JPMBB Commercial Mortgage Securities
5.28%, 09/10/2046(a),(b)		2,010	1,815		Trust 2014-C24
Citigroup Commercial Mortgage Trust 2015-					4.07%, 11/15/2047(a),(b)		1,000	756
GC27					4.12%, 11/15/2047(a)		2,500	2,619
3.14%, 02/10/2048(a)		2,000	2,004		JPMDB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2016-					Trust 2016-C4
C1					3.10%, 12/15/2049(a)		1,000	906
2.11%, 05/10/2049(a),(c)		28,874	3,809		LB Commercial Mortgage Trust 2007-C3
3.51%, 05/10/2049		2,500	2,492		6.12%, 07/15/2044(a)		2,000	1,960
4.12%, 05/10/2049		2,500	2,553		Morgan Stanley Bank of America Merrill
Citigroup Commercial Mortgage Trust 2016-					Lynch Trust 2013-C13
GC36					5.05%, 11/15/2046 (a)		4,000	4,210
3.62%, 02/10/2049		5,000	5,156		Morgan Stanley Bank of America Merrill
COMM 2006-C8 Mortgage Trust					Lynch Trust 2013-C9
5.38%, 12/10/2046		2,000	1,981		4.29%, 05/15/2046 (a),(b)		3,000	2,742
COMM 2012-CCRE4 Mortgage Trust					Morgan Stanley Bank of America Merrill
COMM 2013-CCRE11 Mortgage Trust					Lynch Trust 2014-C14
3.25%, 10/15/2045		3,000	3,056		1.42%, 02/15/2047 (a),(c)		23,908	1,152
1.32%, 10/10/2046(a),(c)		26,001	1,403		Morgan Stanley Bank of America Merrill
COMM 2013-CCRE6 Mortgage Trust					Lynch Trust 2014-C15
1.61%, 03/10/2046(a),(c)		14,747	576		5.06%, 04/15/2047(a)		1,000	1,031
COMM 2014-CCRE17 Mortgage Trust					Morgan Stanley Bank of America Merrill
4.96%, 05/10/2047(a),(b)		1,000	885		Lynch Trust 2015-C20
Comm 2014-UBS2 Mortgage Trust					4.16%, 02/15/2048(a)		1,000	1,017
4.20%, 03/10/2047		1,000	1,049		Morgan Stanley Bank of America Merrill
COMM 2014-UBS3 Mortgage Trust					Lynch Trust 2015-C25
4.94%, 06/10/2047(a)		1,000	968		1.30%, 10/15/2048(a),(c)		29,827	2,130
COMM 2015-LC19 Mortgage Trust					Morgan Stanley Bank of America Merrill
2.87%, 02/10/2048(a),(b)		1,000	752		Lynch Trust 2015-C26
COMM 2015-LC23 Mortgage Trust					3.53%, 10/15/2048		1,000	1,032
4.80%, 10/10/2053(a)		1,000	987		Morgan Stanley Bank of America Merrill
COMM 2016-DC2 Mortgage Trust					Lynch Trust 2016-C28
3.77%, 02/10/2049		6,000	6,252		3.95%, 01/15/2049		6,000	6,227
Commercial Mortgage Trust 2007-GG9					Morgan Stanley Capital I Trust 2016-UBS12
5.51%, 03/10/2039		3,000	2,798		4.15%, 12/15/2049(a),(d)		2,000	1,904
Credit Suisse Commercial Mortgage Trust					Morgan Stanley Capital I Trust 2016-UBS9
Series 2007-C1					4.70%, 03/15/2049		500	495
5.42%, 02/15/2040		3,000	2,987		UBS-Barclays Commercial Mortgage Trust
Freddie Mac Multifamily Structured Pass					2012-C4
Through Certificates					1.91%, 12/10/2045(a),(b),(c)		9,339	683
1.29%, 01/25/2021(a),(c)		20,088	802		4.65%, 12/10/2045(a),(b)		1,000	957
3.01%, 07/25/2025		5,000	5,106		Wachovia Bank Commercial Mortgage Trust
3.15%, 11/25/2025(a)		1,500	1,545		Series 2006-C29
3.28%, 06/25/2025(a)		5,000	5,210		5.37%, 11/15/2048		2,000	2,022
3.33%, 08/25/2025(a)		4,000	4,180		Wachovia Bank Commercial Mortgage Trust
GS Mortgage Securities Trust 2010-C1					Series 2007-C30
1.57%, 08/10/2043(a),(b),(c)		25,513	1,083		5.41%, 12/15/2043(a)		4,000	4,014
GS Mortgage Securities Trust 2011-GC3					Wells Fargo Commercial Mortgage Trust
0.84%, 03/10/2044(a),(b),(c)		24,211	572		2015	-C31
GS Mortgage Securities Trust 2013-GCJ14					3.70%, 11/15/2048		2,000	2,079
4.92%, 08/10/2046(a),(b)		3,500	3,108		Wells Fargo Commercial Mortgage Trust
GS Mortgage Securities Trust 2014-GC22					2015-NX	S1
4.80%, 06/10/2047(a)		3,225	3,274		4.24%, 05/15/2048(a)		3,180	2,499

See accompanying notes

		Schedule of Investments
		Real Estate Debt Income Fund
		November 30, 2016 (unaudited)

		Principal
BONDS (continued)		Amount (000's)	Value (000's)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.36%, 06/15/2049(a),(c)		$7,968	$1,083
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
5.01%, 01/15/2059(a)		1,750	1,878
WFRBS Commercial Mortgage Trust 2013-
C11
1.50%, 03/15/2045(a),(b),(c)		14,526	763
WFRBS Commercial Mortgage Trust 2013-
C12
1.52%, 03/15/2048(a),(b),(c)		38,049	2,123
WFRBS Commercial Mortgage Trust 2013-
C17
1.69%, 12/15/2046(a),(c)		34,549	2,004
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047(a),(b)		2,500	1,829
			$140,851
Real Estate - 1.72%
Prologis LP
3.35%, 02/01/2021		2,500	2,577

REITS- 3.70%
HCP Inc
2.63%, 02/01/2020		2,500	2,502
Hospitality Properties Trust
5.00%, 08/15/2022		1,000	1,055
Select Income REIT
3.60%, 02/01/2020		2,000	2,003
			$5,560
TOTAL BONDS			$148,988
Total Investments			$151,044
Other Assets and Liabilities - (0.61)%			$(923)
TOTAL NET ASSETS - 100.00%			$150,121

(a)	Variable Rate. Rate shown is in effect at November 30, 2016.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,162 or 14.76% of net assets.
(c)	Security is an Interest Only Strip.
(d)	Security purchased on a when-issued basis.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	93.82
Financial	5.42%
Investment Companies	1.37%
Other Assets and Liabilities	(0.61)%
TOTAL NET ASSETS	100.00%

See accompanying notes

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2016 (unaudited)

COMMON STOCKS - 95.83%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.02%				Home Furnishings - 1.53%
Harris Corp	273,006	$28,273		Harman International Industries Inc	386,783	$42,302

Airlines - 1.24%				Housewares - 0.58%
Alaska Air Group Inc	416,147	34,236		Tupperware Brands Corp	286,828	15,902

Automobile Manufacturers - 1.88%				Insurance - 6.13%
New Flyer Industries Inc	1,643,475	51,765		Allied World Assurance Co Holdings AG	673,337	31,519
				AmTrust Financial Services Inc	2,522,585	64,225
Automobile Parts & Equipment - 1.17%				Arthur J Gallagher & Co	497,520	25,050
Autoliv Inc	311,975	32,277		Validus Holdings Ltd	890,922	48,413
						$169,207
Banks - 9.99%				Investment Companies - 2.93%
Bank of the Ozarks Inc	1,360,145	65,994		Ares Capital Corp	2,951,755	47,346
BOK Financial Corp	352,737	28,332		Oaktree Capital Group LLC	811,701	33,645
Cullen/Frost Bankers Inc	645,448	53,127				$80,991
East West Bancorp Inc	751,041	35,960		Machinery - Diversified - 4.32%
PacWest Bancorp	1,250,550	64,091		Applied Industrial Technologies Inc	579,621	34,690
Washington Trust Bancorp Inc	554,964	28,275		Flowserve Corp	520,901	24,717
		$275,779		IDEX Corp	287,114	26,877
Chemicals - 3.69%				Nordson Corp	309,671	33,051
Albemarle Corp	420,447	36,907				$119,335
Huntsman Corp	2,281,046	44,435		Media - 2.55%
RPM International Inc	386,812	20,466		Sinclair Broadcast Group Inc	2,158,956	70,274
		$101,808
Coal - 0.95%				Miscellaneous Manufacturers - 2.14%
Alliance Resource Partners LP	1,101,109	26,096		Crane Co	581,654	42,746
				Donaldson Co Inc	400,028	16,225
Commercial Services - 1.83%						$58,971
Travelport Worldwide Ltd	3,603,680	50,452		Oil & Gas - 3.06%
				HollyFrontier Corp	1,709,275	49,176
Computers - 1.33%				Vermilion Energy Inc	871,718	35,360
Leidos Holdings Inc	715,117	36,614				$84,536
				Oil & Gas Services - 1.30%
Consumer Products - 0.43%				Targa Resources Corp	672,363	35,830
Avery Dennison Corp	165,923	11,956
				Packaging & Containers - 1.05%
Diversified Financial Services - 1.83%				Packaging Corp of America	343,628	29,126
BGC Partners Inc	2,931,528	28,641
FNF Group	688,769	21,999		Pipelines - 1.60%
		$50,640		EnLink Midstream Partners LP	2,519,553	44,143
Electric - 4.91%
ALLETE Inc	555,182	34,321		Private Equity - 0.71%
Alliant Energy Corp	1,028,619	36,948		Hercules Capital Inc	1,436,324	19,620
Fortis Inc/Canada	446,738	13,304
Great Plains Energy Inc	1,248,118	32,938		REITS - 15.63%
PNM Resources Inc	571,856	18,071		Agree Realty Corp	374,501	16,811
		$135,582		Alexandria Real Estate Equities Inc	261,840	28,695
Electrical Components & Equipment - 1.84%				Colony Capital Inc	3,134,657	64,292
Hubbell Inc	188,891	21,209		CYS Investments Inc	336,416	2,705
Littelfuse Inc	203,444	29,660		EastGroup Properties Inc	364,679	24,911
		$50,869		EPR Properties	719,804	50,055
Electronics - 2.25%				Gramercy Property Trust	5,628,977	49,197
Avnet Inc	941,322	43,197		LaSalle Hotel Properties	1,064,535	29,882
Garmin Ltd	361,666	18,865		Medical Properties Trust Inc	4,973,562	59,285
		$62,062		Omega Healthcare Investors Inc	2,216,011	65,284
Environmental Control - 1.35%				Pebblebrook Hotel Trust	1,405,842	40,432
MSA Safety Inc	600,536	37,329				$431,549
				Retail - 0.87%
Food - 2.52%				Nordstrom Inc	428,799	23,978
B&G Foods Inc	1,163,784	49,810
Ingredion Inc	168,429	19,770		Semiconductors - 0.70%
		$69,580		Maxim Integrated Products Inc	490,986	19,281
Gas - 0.93%
Vectren Corp	521,281	25,585		Software - 2.63%
				Broadridge Financial Solutions Inc	359,177	23,253
Hand & Machine Tools - 2.25%				j2 Global Inc	671,700	49,377
Lincoln Electric Holdings Inc	386,054	30,309				$72,630
Snap-on Inc	190,355	31,827		Supranational Bank - 1.64%
		$62,136		Banco Latinoamericano de Comercio Exterior	1,587,362	45,208
Healthcare - Products - 2.96%				SA(a)
STERIS PLC	780,635	51,217
Teleflex Inc	205,662	30,424
		$81,641

See accompanying notes

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications - 0.58%
Consolidated Communications Holdings Inc	564,797	$16,142

Toys, Games & Hobbies - 1.51%
Hasbro Inc	487,005	41,585

TOTAL COMMON STOCKS	$2,645,290
INVESTMENT COMPANIES - 4.61%	Shares Held	Value(000	's)
Money Market Funds - 4.61%
Goldman Sachs Financial Square Funds -	127,352,860	127,353
Government Fund

TOTAL INVESTMENT COMPANIES	$127,353
Total Investments	$2,772,643
Other Assets and Liabilities - (0.44)%	$(12,206)
TOTAL NET ASSETS - 100.00%	$2,760,437

(a) Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the
security).Please see Affiliated Sub-Schedule for transactional information.

Portfolio Summary (unaudited)
Sector	Percent
Financial	37.22%
Industrial	16.22%
Consumer, Cyclical	8.78%
Consumer, Non-cyclical	7.74%
Energy	6.91%
Utilities	5.84%
Technology	4.66%
Investment Companies	4.61%
Basic Materials	3.69%
Communications	3.13%
Government	1.64%
Other Assets and Liabilities	(0.44)%
TOTAL NET ASSETS	100.00%

August 31,	August 31,	November 30,	November 30,
Affiliated Securities	2016	2016	Purchases	Purchases	Sales	Sales	2016	2016
Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Banco Latinoamericano de Comercio	1,446,712	$42,405	140,650	$3,864	—	$—	1,587,362	$46,269
Exterior SA
$42,405	$3,864	$–	$46,269

Realized Gain/Loss	Realized Gain from
Income	on Investments	Capital Gain Distributions
Banco Latinoamericano de Comercio
Exterior SA	$	580	$—	$	—
$	580	$—	$	—
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 99.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.81%				Banks (continued)
Hakuhodo DY Holdings Inc	20,300	$239		ING Groep NV	12,458	$169
WPP PLC	12,257	261		Intesa Sanpaolo SpA	27,968	62
		$500		Iyo Bank Ltd/The	16,200	106
Aerospace & Defense - 0.83%				KBC Group NV	103	6
Airbus Group SE	1,004	64		Lloyds Banking Group PLC	102,070	74
BAE Systems PLC	16,685	125		Mitsubishi UFJ Financial Group Inc	87,500	526
Safran SA	620	43		Mizrahi Tefahot Bank Ltd	5,281	74
Thales SA	2,854	278		Mizuho Financial Group Inc	172,500	311
		$510		National Australia Bank Ltd	9,139	195
Agriculture - 1.55%				Nordea Bank AB	10,738	113
British American Tobacco PLC	10,084	552		Oversea-Chinese Banking Corp Ltd	26,800	169
Imperial Brands PLC	5,278	226		Resona Holdings Inc	58,000	283
Japan Tobacco Inc	3,600	125		Royal Bank of Canada	1,300	84
Swedish Match AB	1,678	52		Societe Generale SA	2,723	117
		$955		Sumitomo Mitsui Financial Group Inc	10,800	407
Airlines - 0.29%				Svenska Handelsbanken AB	311	4
International Consolidated Airlines Group SA	597	3		Swedbank AB	1,595	37
Japan Airlines Co Ltd	5,800	173		Toronto-Dominion Bank/The	1,800	85
				UBS Group AG	7,042	112
		$176		United Overseas Bank Ltd	4,700	67
Apparel - 1.40%				Westpac Banking Corp	15,397	356
Adidas AG	3,059	451		Yamaguchi Financial Group Inc	14,000	147
Burberry Group PLC	6,916	124				$6,593
Christian Dior SE	28	5
Hermes International	148	61		Beverages - 1.51%
LVMH Moet Hennessy Louis Vuitton SE	1,224	222		Anheuser-Busch InBev SA/NV	3,891	404
				Asahi Group Holdings Ltd	3,800	124
		$863		Coca-Cola HBC AG (a)	256	6
Automobile Manufacturers - 3.94%				Diageo PLC	9,322	233
Bayerische Motoren Werke AG	1,594	136		Heineken NV	80	6
Daimler AG	3,529	234		Pernod Ricard SA	457	48
Fuji Heavy Industries Ltd	6,500	271		Treasury Wine Estates Ltd	13,746	110
Honda Motor Co Ltd	11,200	334				$931
Isuzu Motors Ltd	12,600	152
Mazda Motor Corp	9,400	156		Biotechnology - 0.16%
Mitsubishi Motors Corp	1,700	8		CSL Ltd	1,385	100
Nissan Motor Co Ltd	14,900	141
Renault SA	62	5		Building Materials - 1.04%
Suzuki Motor Corp	3,300	108		Boral Ltd	662	2
Toyota Motor Corp	14,700	873		Cie de Saint-Gobain	872	38
Volkswagen AG	16	2		CRH PLC	1,672	56
				Daikin Industries Ltd	400	38
		$2,420		Geberit AG	172	68
Automobile Parts & Equipment - 2.96%				HeidelbergCement AG	1,564	140
Aisin Seiki Co Ltd	400	17		LafargeHolcim Ltd (a)	1,300	69
Bridgestone Corp	9,300	361		Sika AG	47	228
Cie Generale des Etablissements Michelin	3,028	323				$639
Continental AG	889	157
Denso Corp	2,400	107		Chemicals - 4.48%
JTEKT Corp	600	10		Air Liquide SA	1,662	169
NHK Spring Co Ltd	16,300	155		Akzo Nobel NV	294	18
NOK Corp	300	6		Arkema SA	1,933	185
Nokian Renkaat OYJ	1,129	41		BASF SE	4,850	419
Sumitomo Electric Industries Ltd	6,500	93		Brenntag AG	84	5
				Covestro AG (b)	4,727	305
Sumitomo Rubber Industries Ltd	6,000	101
Toyoda Gosei Co Ltd	7,000	154		Croda International PLC	108	4
Valeo SA	5,272	294		Evonik Industries AG	8,288	232
				Johnson Matthey PLC	148	6
		$1,819		K+S AG	191	4
Banks - 10.72%				LANXESS AG	4,011	248
Australia & New Zealand Banking Group Ltd	13,213	277		Linde AG	443	75
Banco Bilbao Vizcaya Argentaria SA	25,370	156		Lonza Group AG (a)	1,445	258
Banco Santander SA	64,119	293		Mitsubishi Chemical Holdings Corp	39,900	256
Bank Hapoalim BM	27,233	164		Mitsubishi Gas Chemical Co Inc	14,000	215
Bank of Nova Scotia/The	1,500	83		Shin-Etsu Chemical Co Ltd	900	68
Barclays PLC	36,360	98		Sumitomo Chemical Co Ltd	28,000	131
BNP Paribas SA	3,732	216		Symrise AG	84	5
BOC Hong Kong Holdings Ltd	51,735	194		Syngenta AG	402	154
Commonwealth Bank of Australia	8,293	481
Credit Suisse Group AG (a)	785	10				$2,757
CYBG PLC (a)	1,142	4		Commercial Services - 1.23%
Danske Bank A/S	1,222	36		Atlantia SpA	248	6
DBS Group Holdings Ltd	17,400	212		Brambles Ltd	1,416	12
Gunma Bank Ltd/The	19,000	98		Experian PLC	10,680	201
Hang Seng Bank Ltd	394	7		ISS A/S	4,150	142
Hokuhoku Financial Group Inc	3,300	54		Randstad Holding NV	134	7
HSBC Holdings PLC	89,012	706		RELX NV	1,338	22

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Commercial Services (continued)				Engineering & Construction (continued)
RELX PLC	11,605	$199		CIMIC Group Ltd	798	$18
Secom Co Ltd	400	29		HOCHTIEF AG	1,686	240
Securitas AB	9,582	141		Kajima Corp	36,000	254
		$759		Obayashi Corp	12,000	115
Computers - 1.24%				Skanska AB	9,257	213
Atos SE	2,738	282		Taisei Corp	30,000	218
Capgemini SA	1,091	86		Vinci SA	5,438	352
Fujitsu Ltd	44,000	265				$1,683
NTT Data Corp	2,600	131		Entertainment - 0.37%
		$764		Aristocrat Leisure Ltd	20,037	221
Consumer Products - 0.56%				Paddy Power Betfair PLC	55	6
Reckitt Benckiser Group PLC	4,083	345				$227
				Food - 4.68%
Cosmetics & Personal Care - 1.15%				Associated British Foods PLC	130	4
Beiersdorf AG	58	5		Chr Hansen Holding A/S	79	4
Kao Corp	2,700	125		Danone SA	1,891	119
L'Oreal SA	860	146		ICA Gruppen AB	4,388	130
Unilever NV	6,137	245		Jeronimo Martins SGPS SA	10,308	163
Unilever PLC	4,617	184		Kerry Group PLC	56	4
		$705		Koninklijke Ahold Delhaize NV (a)	22,451	442
Distribution & Wholesale - 1.39%				Marine Harvest ASA (a)	9,500	170
Bunzl PLC	8,366	216		Nestle SA	15,556	1,047
ITOCHU Corp	19,200	265		NH Foods Ltd	7,000	181
Li & Fung Ltd	16,000	7		Orkla ASA	8,497	76
Mitsubishi Corp	9,200	201		Seven & i Holdings Co Ltd	2,300	90
Mitsui & Co Ltd	11,700	159		Tesco PLC (a)	2,585	7
Wolseley PLC	110	7		Toyo Suisan Kaisha Ltd	1,400	50
		$855		Wesfarmers Ltd	3,339	103
Diversified Financial Services - 1.66%				WH Group Ltd (b)	330,680	275
ASX Ltd	6,532	234		Woolworths Ltd	660	11
Hong Kong Exchanges & Clearing Ltd	1,900	50				$2,876
Macquarie Group Ltd	3,777	234		Food Service - 0.96%
Mitsubishi UFJ Lease & Finance Co Ltd	7,000	33		Compass Group PLC	19,914	341
ORIX Corp	11,800	188		Sodexo SA	2,304	252
Partners Group Holding AG	575	279				$593
		$1,018		Forest Products & Paper - 1.15%
Electric - 2.14%				Mondi PLC	4,024	82
AusNet Services	9,940	11		Stora Enso OYJ	25,960	251
Chubu Electric Power Co Inc	16,800	236		UPM-Kymmene OYJ	16,317	373
CLP Holdings Ltd	2,000	19				$706
E.ON SE	3,152	21		Gas - 0.52%
EDP - Energias de Portugal SA	45,555	132		Gas Natural SDG SA	5,190	88
Enel SpA	65,319	264		National Grid PLC	12,658	144
Engie SA	3,017	37		Osaka Gas Co Ltd	23,000	88
Fortum OYJ	336	5				$320
Iberdrola SA	55,744	335		Hand & Machine Tools - 0.51%
RWE AG (a)	438	5		Schindler Holding AG	946	168
SSE PLC	12,855	237		Schindler Holding AG	824	144
Terna Rete Elettrica Nazionale SpA	1,064	5				$312
Tohoku Electric Power Co Inc	400	5		Healthcare - Products - 0.28%
Uniper SE (a)	315	4		Cochlear Ltd	800	70
		$1,316		Essilor International SA	507	54
Electrical Components & Equipment - 0.68%				Sonova Holding AG	42	5
Legrand SA	210	11		William Demant Holding A/S (a)	2,439	41
Nidec Corp	200	18				$170
OSRAM Licht AG	133	7		Healthcare - Services - 1.23%
Prysmian SpA	5,433	130		Fresenius Medical Care AG & Co KGaA	1,763	138
Schneider Electric SE	3,795	252		Fresenius SE & Co KGaA	5,450	391
		$418		Ramsay Health Care Ltd	4,237	221
Electronics - 0.63%				Sonic Healthcare Ltd	378	6
Assa Abloy AB	3,301	62				$756
Hoya Corp	1,400	56		Holding Companies - Diversified - 1.07%
Keyence Corp	100	69		CK Hutchison Holdings Ltd	10,500	128
Koninklijke Philips NV	2,318	67		Jardine Matheson Holdings Ltd	2,400	129
Kyocera Corp	400	19		NWS Holdings Ltd	9,588	16
Murata Manufacturing Co Ltd	700	97		Swire Pacific Ltd	7,000	70
NEC Corp	6,000	16		Wharf Holdings Ltd/The	42,412	314
		$386				$657
Energy - Alternate Sources - 0.51%				Home Builders - 0.88%
Vestas Wind Systems A/S	4,785	315		Barratt Developments PLC	999	6
				Daiwa House Industry Co Ltd	6,100	176
Engineering & Construction - 2.74%				Iida Group Holdings Co Ltd	12,600	247
Aena SA (b)	2,058	273		Persimmon PLC	255	5

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)				Metal Fabrication & Hardware - 0.02%
Sekisui Chemical Co Ltd	6,500	$100		Tenaris SA	596	$10
Taylor Wimpey PLC	2,860	5
		$539		Mining - 1.89%
Home Furnishings - 0.51%				BHP Billiton Ltd	13,922	260
Panasonic Corp	14,900	154		BHP Billiton PLC	4,803	79
Sony Corp	5,400	157		Boliden AB	5,712	148
		$311		Glencore PLC (a)	84,871	297
Insurance - 6.54%				Mitsubishi Materials Corp	5,000	150
Admiral Group PLC	10,525	250		Rio Tinto PLC	3,851	145
Ageas	135	5		South32 Ltd	43,462	86
AIA Group Ltd	44,545	271				$1,165
Allianz SE	2,451	389		Miscellaneous Manufacturers - 1.34%
Assicurazioni Generali SpA	449	6		FUJIFILM Holdings Corp	4,200	158
Aviva PLC	12,471	70		Siemens AG	5,029	567
AXA SA	8,658	203		Smiths Group PLC	5,696	100
Baloise Holding AG	42	5				$825
Challenger Ltd/Australia	19,716	155		Office & Business Equipment - 0.54%
CNP Assurances	8,247	145		Canon Inc	11,500	332
Direct Line Insurance Group PLC	1,267	5
Gjensidige Forsikring ASA	1,009	16		Oil & Gas - 6.74%
Hannover Rueck SE	2,841	302		BP PLC	131,684	764
Legal & General Group PLC	2,080	6		Caltex Australia Ltd	8,299	185
Mapfre SA	51,545	155		DCC PLC	717	55
Medibank Pvt Ltd	33,230	64		Eni SpA	15,609	218
Muenchener Rueckversicherungs-Gesellschaft	1,252	228		Galp Energia SGPS SA	11,596	157
AG in Muenchen				JX Holdings Inc	40,000	155
Old Mutual PLC	1,664	4		Neste Oyj	6,303	259
Prudential PLC	10,811	209		OMV AG	3,807	123
RSA Insurance Group PLC	774	5		Repsol SA	9,918	133
Sampo Oyj	3,744	165		Royal Dutch Shell PLC - A Shares	21,237	540
SCOR SE	7,714	245		Royal Dutch Shell PLC - B Shares	20,540	546
Suncorp Group Ltd	592	5		Statoil ASA	13,842	240
Swiss Life Holding AG (a)	998	274		TonenGeneral Sekiyu KK	8,000	77
Swiss Re AG	4,802	442		TOTAL SA	14,549	694
Tokio Marine Holdings Inc	5,100	223				$4,146
Tryg A/S	3,165	57		Oil & Gas Services - 0.27%
UnipolSai SpA	2,350	4		Technip SA	2,371	164
Zurich Insurance Group AG (a)	438	115
		$4,023		Pharmaceuticals - 9.59%
Internet - 0.35%				Actelion Ltd (a)	2,261	437
Mixi Inc	6,000	210		Alfresa Holdings Corp	10,500	169
United Internet AG	120	5		Astellas Pharma Inc	15,200	212
		$215		AstraZeneca PLC	5,549	287
Investment Companies - 0.21%				Bayer AG	4,243	400
EXOR SpA	131	6		Daiichi Sankyo Co Ltd	2,300	48
Pargesa Holding SA	1,975	125		Galenica AG	49	52
		$131		GlaxoSmithKline PLC	24,453	456
Iron & Steel - 0.89%				Hisamitsu Pharmaceutical Co Inc	100	5
ArcelorMittal (a)	18,305	138		Medipal Holdings Corp	16,200	235
Fortescue Metals Group Ltd	96,203	411		Merck KGaA	2,575	258
		$549		Mitsubishi Tanabe Pharma Corp	5,400	102
Leisure Products & Services - 0.01%				Novartis AG	10,566	728
Carnival PLC	120	6		Novo Nordisk A/S	7,736	260
				Orion Oyj	3,955	168
Machinery - Construction & Mining - 1.58%				Otsuka Holdings Co Ltd	2,900	119
ABB Ltd (a)	20,273	413		Roche Holding AG	3,212	715
Atlas Copco AB - A Shares	7,436	225		Sanofi	6,006	484
Hitachi Ltd	37,000	201		Shionogi & Co Ltd	100	5
Komatsu Ltd	2,700	64		Shire PLC	3,655	213
Mitsubishi Electric Corp	5,000	70		Suzuken Co Ltd/Aichi Japan	7,800	236
		$973		Takeda Pharmaceutical Co Ltd	2,700	112
Machinery - Diversified - 0.59%				Teva Pharmaceutical Industries Ltd ADR	5,190	196
FANUC Corp	100	17				$5,897
Kone OYJ	5,828	256		Private Equity - 0.66%
Sumitomo Heavy Industries Ltd	14,000	86		3i Group PLC	47,431	408
Zardoya Otis SA	499	4
		$363		Real Estate - 2.21%
Media - 0.46%				Cheung Kong Property Holdings Ltd	9,499	65
ITV PLC	1,775	4		Daito Trust Construction Co Ltd	300	47
RTL Group SA	33	2		Hysan Development Co Ltd	1,000	4
Vivendi SA	2,245	43		Kerry Properties Ltd	81,000	232
Wolters Kluwer NV	6,571	236		Mitsubishi Estate Co Ltd	5,000	102
		$285		Mitsui Fudosan Co Ltd	100	2

See accompanying notes

Schedule of Investments
SystematEx International Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate (continued)				Transportation (continued)
New World Development Co Ltd	234,718	$261		East Japan Railway Co	2,100	$181
Nomura Real Estate Holdings Inc	6,100	100		Kuehne + Nagel International AG	776	101
Sino Land Co Ltd	4,394	7		Royal Mail PLC	936	6
Sun Hung Kai Properties Ltd	9,000	117				$816
Swire Properties Ltd	2,200	7		TOTAL COMMON STOCKS		$60,938
Swiss Prime Site AG (a)	1,156	95		INVESTMENT COMPANIES - 0.15%	Shares Held	Value (000's)
Wheelock & Co Ltd	54,230	322		Money Market Funds - 0.15%
		$1,361		Morgan Stanley Institutional Liquidity Funds -	94,834	95
REITS - 0.40%				Government Portfolio
British Land Co PLC/The	536	4
Dexus Property Group	900	6		TOTAL INVESTMENT COMPANIES		$95
Land Securities Group PLC	349	4		PREFERRED STOCKS - 0.44%	Shares Held	Value (000's)
Link REIT	13,000	89		Automobile Manufacturers - 0.15%
Scentre Group	17,377	54		Volkswagen AG 0.17%(c)	720	$93
Unibail-Rodamco SE	368	81
Westfield Corp	667	5		Chemicals - 0.01%
		$243		FUCHS PETROLUB SE 0.82%(c)	131	5
Retail - 1.04%
Cie Financiere Richemont SA	845	55		Consumer Products - 0.28%
Citizen Watch Co Ltd	17,400	108		Henkel AG & Co KGaA 1.47%(c)	1,462	169
Domino's Pizza Enterprises Ltd	1,359	68
Harvey Norman Holdings Ltd	23,837	84		TOTAL PREFERRED STOCKS		$267
Industria de Diseno Textil SA	6,495	222		Total Investments		$61,300
Kingfisher PLC	7,694	34		Other Assets and Liabilities - 0.31%		$192
Luxottica Group SpA	98	5		TOTAL NET ASSETS - 100.00%		$61,492
Marks & Spencer Group PLC	1,030	4
Next PLC	69	4
Pandora A/S	51	6		(a) Non-Income Producing Security
Sundrug Co Ltd	700	49		(b)		Security exempt from registration under Rule 144A of the Securities Act of
		$639		1933. These securities may be resold in transactions exempt from
Semiconductors - 0.44%				registration, normally to qualified institutional buyers. At the end of the
ASML Holding NV	1,102	114		period, the value of these securities totaled $853 or 1.39% of net assets.
Infineon Technologies AG	4,753	79		(c)	Variable Rate. Rate shown is in effect at November 30, 2016.
NXP Semiconductors NV (a)	800	79
		$272
Shipbuilding - 0.01%
Yangzijiang Shipbuilding Holdings Ltd	11,400	7		Portfolio Summary (unaudited)
				Country		Percent
Software - 1.11%				Japan		24.96%
Amadeus IT Group SA	1,618	73		United Kingdom		12.72%
GungHo Online Entertainment Inc	3,100	7		Germany		10.99%
Sage Group PLC/The	27,921	230		Switzerland		10.40%
SAP SE	4,442	371		France		9.78%
		$681		Australia		6.94%
Telecommunications - 4.71%				Hong Kong		4.39%
BT Group PLC	43,898	196		Netherlands		3.70%
Deutsche Telekom AG	23,308	367		Spain		3.03%
Elisa OYJ	880	28		Finland		2.52%
KDDI Corp	10,700	280		Sweden		1.86%
Koninklijke KPN NV	19,515	56		Denmark		1.40%
Nippon Telegraph & Telephone Corp	9,600	385		Italy		1.27%
NTT DOCOMO Inc	12,200	279		Norway		0.82%
Orange SA	20,134	293		Singapore		0.76%
PCCW Ltd	209,000	122		Portugal		0.72%
Proximus SADP	154	4		Israel		0.71%
Singapore Telecommunications Ltd	9,400	25		Belgium		0.68%
SoftBank Group Corp	4,200	251		Ireland		0.53%
Spark New Zealand Ltd	2,112	5		United States		0.51%
Tele2 AB	650	5		Canada		0.41%
Telecom Italia SpA/Milano	124,716	78		Luxembourg		0.24%
Telefonaktiebolaget LM Ericsson	847	4		Austria		0.20%
Telefonica SA	15,445	129		South Africa		0.13%
Telia Co AB	1,026	4		China		0.01%
Telstra Corp Ltd	36,201	135		New Zealand		0.01%
Vodafone Group PLC	102,577	248		Other Assets and Liabilities		0.31%
		$2,894		TOTAL NET ASSETS		100.00%
Toys, Games & Hobbies - 0.39%
Bandai Namco Holdings Inc	2,300	66
Nintendo Co Ltd	700	173
		$239
Transportation - 1.33%
Central Japan Railway Co	1,400	231
Deutsche Post AG	9,509	297

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2016 (unaudited)

COMMON STOCKS - 99.77%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 3.89%				Computers - 3.20%
General Dynamics Corp	334	$59		Amdocs Ltd	544	$32
Harris Corp	11	1		Apple Inc	599	66
L-3 Communications Holdings Inc	249	39		Dell Technologies Inc Class V (a)	166	9
Lockheed Martin Corp	107	28		DST Systems Inc	72	7
Northrop Grumman Corp	219	55		Hewlett Packard Enterprise Co	2,548	61
Raytheon Co	426	64		International Business Machines Corp	466	76
Spirit AeroSystems Holdings Inc	368	21		Leidos Holdings Inc	661	34
United Technologies Corp	730	79				$285
		$346		Consumer Products - 0.01%
Agriculture - 0.90%				Clorox Co/The	7	1
Archer-Daniels-Midland Co	23	1
Philip Morris International Inc	892	79		Cosmetics & Personal Care - 1.92%
		$80		Colgate-Palmolive Co	234	15
Automobile Manufacturers - 0.46%				Procter & Gamble Co/The	1,888	156
Ford Motor Co	1,677	20				$171
General Motors Co	617	21		Diversified Financial Services - 1.75%
		$41		American Express Co	325	23
Automobile Parts & Equipment - 0.35%				Ameriprise Financial Inc	295	34
Adient PLC (a)	1	—		BlackRock Inc	79	29
Allison Transmission Holdings Inc	31	1		CIT Group Inc	11	—
Goodyear Tire & Rubber Co/The	30	1		CME Group Inc	49	5
Lear Corp	225	29		Discover Financial Services	756	51
		$31		FNF Group	23	1
Banks - 15.72%				Intercontinental Exchange Inc	15	1
Bank of America Corp	9,331	197		Nasdaq Inc	13	1
Bank of Hawaii Corp	342	28		Navient Corp	557	10
Bank of New York Mellon Corp/The	302	14		Synchrony Financial	26	1
BB&T Corp	1,099	50				$156
Capital One Financial Corp	129	11		Electric - 3.08%
Citigroup Inc	2,174	123		AES Corp/VA	1,885	22
East West Bancorp Inc	21	1		Ameren Corp	17	1
Fifth Third Bancorp	2,417	63		American Electric Power Co Inc	649	38
First Republic Bank/CA	11	1		Consolidated Edison Inc	99	7
Goldman Sachs Group Inc/The	253	55		Dominion Resources Inc/VA	121	9
Huntington Bancshares Inc/OH	70	1		DTE Energy Co	428	40
JPMorgan Chase & Co	3,728	299		Duke Energy Corp	307	23
KeyCorp	70	1		Eversource Energy	11	1
Morgan Stanley	848	35		Exelon Corp	426	14
PNC Financial Services Group Inc/The	770	85		FirstEnergy Corp	22	1
Popular Inc	923	38		Hawaiian Electric Industries Inc	28	1
Regions Financial Corp	3,872	52		MDU Resources Group Inc	1,235	34
SunTrust Banks Inc	994	52		NextEra Energy Inc	145	16
US Bancorp	2,122	105		PG&E Corp	71	4
Wells Fargo & Co	3,534	187		PPL Corp	22	1
		$1,398		Public Service Enterprise Group Inc	272	11
Beverages - 0.12%				Southern Co/The	217	10
Coca-Cola Co/The	278	11		Xcel Energy Inc	1,061	41
						$274
Building Materials - 0.70%				Electronics - 0.16%
Johnson Controls International PLC	980	44		Agilent Technologies Inc	92	4
Lennox International Inc	115	17		Corning Inc	42	1
Owens Corning	16	1		Fortive Corp	24	1
		$62		Gentex Corp	350	7
				Keysight Technologies Inc (a)	24	1
Chemicals - 1.39%
Cabot Corp	576	29				$14
Celanese Corp	116	9		Energy - Alternate Sources - 0.00%
Dow Chemical Co/The	1,088	61		First Solar Inc (a)	16	—
Eastman Chemical Co	306	23
Ingevity Corp (a)	3	—		Engineering & Construction - 0.12%
LyondellBasell Industries NV	12	1		Jacobs Engineering Group Inc (a)	181	11
Mosaic Co/The	32	1
		$124		Entertainment - 0.43%
Coal - 0.14%				Dolby Laboratories Inc	556	25
CONSOL Energy Inc	595	12		Regal Entertainment Group	555	13
						$38
Commercial Services - 0.91%				Environmental Control - 0.58%
AMERCO	2	1		Waste Management Inc	744	52
Aramark	448	15
Booz Allen Hamilton Holding Corp	420	16		Food - 0.79%
CoreLogic Inc/United States (a)	757	29		Campbell Soup Co	185	10
ManpowerGroup Inc	10	1		Conagra Brands Inc	12	—
United Rentals Inc (a)	190	19		Ingredion Inc	7	1
		$81		JM Smucker Co/The	142	18

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Food (continued)				Insurance (continued)
Kraft Heinz Co/The	146	$12		XL Group Ltd	21	$1
Lamb Weston Holdings Inc (a)	4	—				$946
Mondelez International Inc	618	25		Internet - 0.01%
Pilgrim's Pride Corp	40	1		Yahoo! Inc (a)	22	1
Pinnacle Foods Inc	17	1
Tyson Foods Inc	15	1		Iron & Steel - 1.12%
Whole Foods Market Inc	25	1		Nucor Corp	628	39
		$70		Reliance Steel & Aluminum Co	367	30
Forest Products & Paper - 0.44%				Steel Dynamics Inc	876	31
Domtar Corp	20	1				$100
International Paper Co	777	38		Leisure Products & Services - 0.01%
		$39		Royal Caribbean Cruises Ltd	9	1
Gas - 0.87%
CenterPoint Energy Inc	1,453	35		Machinery - Construction & Mining - 0.20%
NiSource Inc	37	1		Caterpillar Inc	190	18
Sempra Energy	10	1
UGI Corp	708	32		Machinery - Diversified - 1.25%
Vectren Corp	170	8		BWX Technologies Inc	832	33
		$77		Cummins Inc	265	38
Hand & Machine Tools - 0.45%				Rockwell Automation Inc	153	20
Stanley Black & Decker Inc	339	40		Xylem Inc/NY	388	20
						$111
Healthcare - Products - 1.43%				Media - 1.70%
Abbott Laboratories	585	22		Comcast Corp - Class A	349	24
Baxter International Inc	257	11		Gannett Co Inc	56	—
Boston Scientific Corp (a)	45	1		John Wiley & Sons Inc	235	13
Danaher Corp	180	14		Liberty Media Corp-Liberty Media - A Shares(a)	1,032	32
DENTSPLY SIRONA Inc	13	1
Hill-Rom Holdings Inc	17	1		Liberty Media Corp-Liberty Media - C Shares(a)	1,046	33
Medtronic PLC	897	66
St Jude Medical Inc	13	1		Liberty Media Corp-Liberty SiriusXM (a)	25	1
Stryker Corp	8	1		News Corp - B Shares	82	1
Thermo Fisher Scientific Inc	64	9		Time Warner Inc	512	47
		$127				$151
Healthcare - Services - 2.28%				Mining - 0.25%
Aetna Inc	429	56		Newmont Mining Corp	678	22
Anthem Inc	339	48
Community Health Systems Inc (a)	33	—		Miscellaneous Manufacturers - 3.17%
Humana Inc	95	20		AptarGroup Inc	10	1
Laboratory Corp of America Holdings (a)	6	1		Carlisle Cos Inc	126	14
MEDNAX Inc (a)	9	1		Crane Co	269	20
Quest Diagnostics Inc	375	33		Eaton Corp PLC	15	1
Quintiles IMS Holdings Inc (a)	89	7		General Electric Co	5,303	163
Quorum Health Corp (a)	8	—		Ingersoll-Rand PLC	529	39
UnitedHealth Group Inc	237	37		Parker-Hannifin Corp	316	44
		$203				$282
Insurance - 10.63%				Office & Business Equipment - 0.21%
Aflac Inc	710	51		Xerox Corp	2,022	19
Allstate Corp/The	261	18
American Financial Group Inc/OH	497	41		Oil & Gas - 10.18%
American International Group Inc	513	32		Anadarko Petroleum Corp	13	1
AmTrust Financial Services Inc	32	1		Apache Corp	20	1
Aspen Insurance Holdings Ltd	530	27		California Resources Corp (a)	3	—
Assured Guaranty Ltd	30	1		Chevron Corp	1,728	193
Berkshire Hathaway Inc - Class B (a)	1,789	282		Cimarex Energy Co	131	18
Chubb Ltd	462	59		Concho Resources Inc (a)	186	27
Cincinnati Financial Corp	12	1		ConocoPhillips	754	37
Everest Re Group Ltd	161	34		Continental Resources Inc/OK (a)	229	13
Hanover Insurance Group Inc/The	251	22		CVR Energy Inc	48	1
Hartford Financial Services Group Inc/The	528	25		Devon Energy Corp	617	30
Lincoln National Corp	741	48		Diamondback Energy Inc (a)	143	15
Markel Corp (a)	1	1		Ensco PLC	46	—
MetLife Inc	455	25		EOG Resources Inc	537	55
Old Republic International Corp	1,471	26		Exxon Mobil Corp	3,627	317
ProAssurance Corp	17	1		Helmerich & Payne Inc	152	12
Progressive Corp/The	1,216	40		Hess Corp	14	1
Prudential Financial Inc	650	65		HollyFrontier Corp	30	1
Reinsurance Group of America Inc	343	42		Nabors Industries Ltd	644	10
Travelers Cos Inc/The	463	52		Newfield Exploration Co (a)	539	24
Unum Group	454	19		Occidental Petroleum Corp	377	27
Validus Holdings Ltd	563	31		Patterson-UTI Energy Inc	79	2
Willis Towers Watson PLC	6	1		PBF Energy Inc	26	1
				Phillips 66	465	39

See accompanying notes

Schedule of Investments
SystematEx Large Value Fund
November 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)				Savings & Loans - 0.01%
QEP Resources Inc (a)	1,650	$32		People's United Financial Inc	48	$1
Tesoro Corp	201	16
Valero Energy Corp	541	33		Semiconductors - 3.06%
		$906		Analog Devices Inc	14	1
Oil & Gas Services - 2.78%				Applied Materials Inc	1,406	45
Baker Hughes Inc	353	23		Intel Corp	4,382	152
FMC Technologies Inc (a)	981	34		Maxim Integrated Products Inc	20	1
Halliburton Co	914	48		NVIDIA Corp	17	2
RPC Inc	52	1		QUALCOMM Inc	1,030	70
Schlumberger Ltd	1,575	132		Teradyne Inc	42	1
Superior Energy Services Inc	89	2				$272
Targa Resources Corp	129	7		Shipbuilding - 0.30%
		$247		Huntington Ingalls Industries Inc	153	27
Packaging & Containers - 0.78%
Bemis Co Inc	227	11		Software - 1.69%
Graphic Packaging Holding Co	1,953	25		Activision Blizzard Inc	20	1
Sonoco Products Co	597	32		ANSYS Inc (a)	12	1
WestRock Co	20	1		CA Inc	1,005	32
		$69		Oracle Corp	1,663	67
Pharmaceuticals - 6.43%				SS&C Technologies Holdings Inc	24	1
Allergan PLC	4	1		Synopsys Inc (a)	590	35
Express Scripts Holding Co (a)	378	29		VMware Inc (a)	162	13
Johnson & Johnson	2,176	242				$150
Merck & Co Inc	2,694	165		Telecommunications - 4.15%
Pfizer Inc	4,218	135		AT&T Inc	4,255	164
		$572		Cisco Systems Inc	5,014	150
Pipelines - 1.23%				Juniper Networks Inc	18	—
Kinder Morgan Inc/DE	1,978	44		Verizon Communications Inc	1,097	55
ONEOK Inc	607	33				$369
Spectra Energy Corp	766	32		Textiles - 0.01%
		$109		Mohawk Industries Inc (a)	4	1
Real Estate - 0.01%
Jones Lang LaSalle Inc	7	1		Transportation - 0.43%
				FedEx Corp	5	1
REITS - 2.93%				Norfolk Southern Corp	10	1
Annaly Capital Management Inc	76	1		Union Pacific Corp	352	36
Apartment Investment & Management Co	20	1				$38
Chimera Investment Corp	1,162	20		TOTAL COMMON STOCKS		$8,875
DDR Corp	2,100	32		INVESTMENT COMPANIES - 0.03%	Shares Held	Value(000	's)
Duke Realty Corp	1,322	33		Money Market Funds - 0.03%
Equity Commonwealth (a)	392	11		Morgan Stanley Institutional Liquidity Funds -	3,088	3
Essex Property Trust Inc	4	1		Government Portfolio
Forest City Realty Trust Inc	37	1
Kilroy Realty Corp	13	1		TOTAL INVESTMENT COMPANIES		$3
Kimco Realty Corp	1,014	26		Total Investments		$8,878
Liberty Property Trust	426	17		Other Assets and Liabilities - 0.20%		$18
Macerich Co/The	10	1		TOTAL NET ASSETS - 100.00%		$8,896
Post Properties Inc	328	21
Prologis Inc	250	13
Regency Centers Corp	10	—		(a) Non-Income Producing Security
Simon Property Group Inc	182	33
Two Harbors Investment Corp	132	1
Ventas Inc	431	26
Weingarten Realty Investors	631	22		Portfolio Summary (unaudited)
Welltower Inc	6	—		Sector		Percent
		$261		Financial		31.07%
Retail - 5.14%				Consumer, Non-cyclical		14.80%
Best Buy Co Inc	446	20		Energy		14.32%
CVS Health Corp	304	23		Industrial		12.02%
Darden Restaurants Inc	377	28		Technology		8.16%
Dick's Sporting Goods Inc	14	1		Consumer, Cyclical		6.40%
Foot Locker Inc	12	1		Communications		5.86%
GameStop Corp	25	1		Utilities		3.94%
Macy's Inc	401	17		Basic Materials		3.20%
MSC Industrial Direct Co Inc	210	19		Investment Companies		0.03%
Nu Skin Enterprises Inc	20	1		Other Assets and Liabilities		0.20%
PVH Corp	289	31		TOTAL NET ASSETS		100.00%
Target Corp	663	51
Urban Outfitters Inc (a)	975	31
Walgreens Boots Alliance Inc	1,054	89
Wal-Mart Stores Inc	1,642	116
World Fuel Services Corp	642	28
		$457

See accompanying notes

Glossary to the Schedule of Investments
November 30, 2016 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNY COP CZK DKK EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN RUB SEK SGD TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira New

Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes

At November 30, 2016, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Blue Chip Fund	$187,667	$(33,862)	$153,805	$1,363,077
Bond Market Index Fund	5,350	(29,319)	(23,969)	2,019,363
Capital Securities Fund	3,867	(8,975)	(5,108)	321,383
Diversified Real Asset Fund	59,282	(138,778)	(79,496)	3,879,818
Dynamic High Yield Explorer Fund	317	(199)	118	14,754
EDGE MidCap Fund	34,629	(8,852)	25,777	256,081
Global Multi-Strategy Fund	79,370	(92,037)	(12,667)	3,192,424
Global Opportunities Equity Hedged Fund	423	(239)	184	6,702
Global Opportunities Fund	83,525	(47,024)	36,501	1,248,203
International Equity Index Fund	73,307	(117,625)	(44,318)	924,522
International Small Company Fund	12,033	(11,426)	607	411,197
Multi-Manager Equity Long/Short Fund	18,563	(6,293)	12,270	338,287
Opportunistic Municipal Fund*	7,175	(5,934)	1,241	122,900
Origin Emerging Markets Fund	73,852	(42,382)	31,470	682,766
Preferred Securities Fund	220,670	(116,216)	104,454	5,414,814
Real Estate Allocation Fund	3	(52)	(49)	1,126
Real Estate Debt Income Fund	452	(4,310)	(3,858)	154,902
Small-MidCap Dividend Income Fund	464,755	(72,323)	392,432	2,380,211
SystematEx International Fund	4,048	(3,038)	1,010	60,290
SystematEx Large Value Fund	1,252	(103)	1,149	7,729

* The Fund holds floating rate securities which are accounted for differently for GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and GAAP purposes.

Security Valuation

Real Estate Allocation Fund invests in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Dynamic High Yield Explorer Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Equity Hedged Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3. In addition, at the end of the period, there were no funds that had a significant Level 3 balance.

The table below includes transfers from Level 1 to Level 2 at November 30, 2016 due to lack of exchange traded valuation data:

Diversified Real Asset Fund	$7,498,853
Global Multi-Strategy Fund	$208,143
Global Opportunities Equity Hedged Fund	$42,172
Global Opportunities Fund	$7,643,520
International Equity Index Fund	$1,752,431
Origin Emerging Markets Fund	$54,162,363
Preferred Securities Fund	$7,583,945
SystematEx International Fund	$11,962

In addition, the following amounts were transferred from Level 1 to Level 2 at November 30, 2016 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified Real Asset Fund	$33,292,870
Global Opportunities Equity Hedged Fund	$36,296
Global Opportunities Fund	$17,817,772
Origin Emerging Markets Fund	$33,716,413

Below are transfers from Level 2 to Level 1 at November 30, 2016 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,052,600
Preferred Securities Fund	$14,575,378

The following is a summary of the inputs used as of November 30, 2016 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks*	$1,478,087	$—	$—	$1,478,087
Investment Companies*	38,795	—	—	38,795
Total investments in securities $	1,516,882	$—	$—	$1,516,882

Bond Market Index Fund
Bonds*	$—	$625,093	$—	$625,093
Investment Companies*	165,760	—	—	165,760
Municipal Bonds*	—	14,825	—	14,825
U.S. Government & Government Agency Obligations*	—	1,189,716	—	1,189,716
Total investments in securities $	165,760	$1,829,634	$—	$1,995,394

Capital Securities Fund
Bonds*	$—	$278,580	$—	$278,580
Convertible Bonds*	—	469	—	469
Investment Companies*	7,064	—	—	7,064
Preferred Stocks
Communications	—	8,575	—	8,575
Financial	6,444	8,481	—	14,925
Utilities	1,028	5,634	—	6,662
Total investments in securities $	14,536	$301,739	$—	$316,275

Diversified Real Asset Fund
Bonds*	$—	$318,458	$—	$318,458
Commodity Indexed Structured Notes*	—	42,299	—	42,299
Common Stocks
Basic Materials	156,339	188,779	—	345,118
Communications	2,065	3,239	—	5,304
Consumer, Cyclical	39,001	12,087	—	51,088
Consumer, Non-cyclical	38,753	92,131	—	130,884
Diversified	—	8,824	—	8,824
Energy	449,942	13,987	—	463,929
Financial	286,458	173,571	—	460,029
Industrial	122,551	93,576	—	216,127
Utilities	95,873	76,753	13	172,639
Convertible Bonds*	—	134	—	134
Investment Companies*	234,564	—	—	234,564
Senior Floating Rate Interests*	—	628,977	—	628,977
U.S. Government & Government Agency Obligations*	—	698,378	—	698,378
Purchased Interest Rate Swaptions	—	2,052	—	2,052
Purchased Options	654	2,071	—	2,725
Total investments in securities $	1,426,200	$2,355,316	$13	$3,781,529
Assets
Commodity Contracts**
Futures	$16,571	$—	$—	$16,571
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$11,903	$—	$11,903
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$577	$—	$577
Futures	926	—	—	926
Interest Rate Swaps	—	364	—	364
Liabilities
Commodity Contracts**
Futures	$(10,928)	$—	$—	$(10,928)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(9,340)	$—	$(9,340)
Written Options	—	(1,141)	—	(1,141)
Interest Rate Contracts**
Futures	$(812)	$—	$—	$(812)
Interest Rate Swaps	—	(92)	—	(92)
Interest Rate Swaptions	—	(1,610)	—	(1,610)

Dynamic High Yield Explorer Fund
Bonds*	$—	$3,332	$—	$3,332
Investment Companies*	984	—	—	984
Senior Floating Rate Interests*	—	10,556	—	10,556
Total investments in securities $	984	$13,888	$—	$14,872

EDGE MidCap Fund
Common Stocks*	$277,647	$—	$—	$277,647
Investment Companies*	4,211	—	—	4,211
Total investments in securities $	281,858	$—	$—	$281,858

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund
Bonds*	$—	$592,055	$11,885	$603,940
Common Stocks
Basic Materials	43,919	21,255	—	65,174
Communications	101,535	6,864	—	108,399
Consumer, Cyclical	125,562	17,578	15	143,155
Consumer, Non-cyclical	182,474	17,750	—	200,224
Diversified	2,063	—	—	2,063
Energy	60,873	1,565	—	62,438
Financial	188,113	18,203	2,799	209,115
Industrial	105,180	24,857	—	130,037
Technology	113,760	5,937	—	119,697
Utilities	25,387	3,100	—	28,487
Convertible Bonds*	—	60,529	—	60,529
Convertible Preferred Stocks
Communications	3,017	—	282	3,299
Consumer, Cyclical	—	489	33	522
Consumer, Non-cyclical	6,685	105	—	6,790
Financial	2,653	2,154	—	4,807
Industrial	—	547	—	547
Technology	—	—	73	73
Utilities	1,405	—	—	1,405
Investment Companies*	648,539	585	—	649,124
Preferred Stocks
Communications	—	258	1,814	2,072
Consumer, Cyclical	—	25	—	25
Consumer, Non-cyclical	—	110	—	110
Financial	—	—	791	791
Industrial	—	—	140	140
Technology	—	114	265	379
Repurchase Agreements*	—	288,182	—	288,182
Senior Floating Rate Interests*	—	137,737	—	137,737
U.S. Government & Government Agency Obligations*	—	342,491	—	342,491
Purchased Interest Rate Swaptions	—	87	—	87
Purchased Options	6,877	1,041	—	7,918
Total investments in securities $	1,618,042	$1,543,618	$18,097	$3,179,757
Short Sales
Bonds	$—	$(42,329)	$—	$(42,329)
Common Stocks
Basic Materials	(9,458)	(1,582)	—	(11,040)
Communications	(21,599)	(4,690)	(21)	(26,310)
Consumer, Cyclical	(40,872)	(5,435)	—	(46,307)
Consumer, Non-cyclical	(62,677)	(4,271)	—	(66,948)
Energy	(17,951)	(2,150)	—	(20,101)
Financial	(62,116)	(4,397)	—	(66,513)
Industrial	(39,110)	(4,379)	—	(43,489)
Technology	(45,883)	(1,072)	—	(46,955)
Utilities	(9,969)	(236)	—	(10,205)
Convertible Bonds	—	(645)	—	(645)
Preferred Stocks
Basic Materials	—	(281)	—	(281)
Consumer, Cyclical	—	(431)	—	(431)
Industrial	—	(87)	—	(87)
U.S. Government & Government Agency Obligations	—	(270,105)	—	(270,105)
Total Short Sales $	(309,635)	$(342,090)	$(21)	$(651,746)
Assets
Credit Contracts**
Credit Default Swaps	$—	$4,485	$—	$4,485
Exchange Cleared Credit Default Swaps	—	65	—	65
Equity Contracts**
Futures	$3,087	$—	$—	$3,087
Synthetic Futures	—	551	—	551
Total Return Equity Basket Swaps	—	11,878	—	11,878
Total Return Swaps	—	15	—	15
Foreign Exchange Contracts**
Currency Swaps	$—	$38	$—	$38
Futures	210	—	—	210
Foreign Currency Contracts	—	42,454	—	42,454
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$2,344	$—	$2,344
Futures	3,516	—	—	3,516
Interest Rate Swaps	—	476	—	476
Synthetic Futures	—	63	—	63
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(3,122)	$—	$(3,122)
Exchange Cleared Credit Default Swaps	—	(149)	—	(149)
Equity Contracts**
Futures	$(9,227)	$—	$—	$(9,227)
Options	(2,682)	—	—	(2,682)
Synthetic Futures	—	(145)	—	(145)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Equity Contracts**
Total Return Equity Basket Swaps	$—	$(5,146)	$—	$(5,146)
Total Return Swaps	—	(47)	—	(47)
Foreign Exchange Contracts**
Currency Swaps	$—	$(60)	$—	$(60)
Foreign Currency Contracts	—	(32,535)	—	(32,535)
Written Options	—	(456)	—	(456)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,160)	$—	$(1,160)
Futures	(504)	—	—	(504)
Interest Rate Swaps	—	(666)	—	(666)
Interest Rate Swaptions	—	(6)	—	(6)
Options	(781)	—	—	(781)
Synthetic Futures	—	(137)	—	(137)

Global Opportunities Equity Hedged Fund
Common Stocks
Basic Materials	$—	$74	$—	$74
Communications	639	206	—	845
Consumer, Cyclical	244	326	—	570
Consumer, Non-cyclical	1,028	395	—	1,423
Diversified	—	44	—	44
Energy	280	151	—	431
Financial	988	564	—	1,552
Industrial	587	465	—	1,052
Technology	319	153	—	472
Utilities	70	81	—	151
Investment Companies*	272	—	—	272
Total investments in securities $	4,427	$2,459	$—	$6,886
Assets
Equity Contracts**
Futures	$87	$—	$—	$87
Liabilities
Equity Contracts**
Futures	$(51)	$—	$—	$(51)

Global Opportunities Fund
Common Stocks
Basic Materials	$—	$14,177	$—	$14,177
Communications	120,969	40,387	—	161,356
Consumer, Cyclical	46,384	63,047	—	109,431
Consumer, Non-cyclical	193,218	76,381	—	269,599
Diversified	—	9,037	—	9,037
Energy	54,761	28,111	—	82,872
Financial	184,926	99,446	—	284,372
Industrial	109,665	88,796	—	198,461
Technology	61,817	30,425	—	92,242
Utilities	13,128	21,058	—	34,186
Investment Companies*	28,971	—	—	28,971
Total investments in securities $	813,839	$470,865	$—	$1,284,704

International Equity Index Fund
Common Stocks
Basic Materials	$—	$60,875	$—	$60,875
Communications	—	57,002	—	57,002
Consumer, Cyclical	753	111,954	—	112,707
Consumer, Non-cyclical	8,941	192,818	—	201,759
Diversified	—	5,769	—	5,769
Energy	359	45,312	—	45,671
Financial	10	212,728	—	212,738
Industrial	—	109,853	—	109,853
Technology	2,914	24,063	—	26,977
Utilities	—	29,155	—	29,155
Investment Companies*	13,214	—	—	13,214
Preferred Stocks
Basic Materials	—	202	—	202
Consumer, Cyclical	—	2,768	—	2,768
Consumer, Non-cyclical	—	1,514	—	1,514
Total investments in securities $	26,191	$854,013	$—	$880,204
Liabilities
Equity Contracts**
Futures	$(69)	$—	$—	$(69)

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Small Company Fund
Common Stocks
Basic Materials	$6,362	$20,248	$—	$26,610
Communications	4,240	14,474	—	18,714
Consumer, Cyclical	5,206	51,709	—	56,915
Consumer, Non-cyclical	—	49,279	—	49,279
Diversified	—	689	—	689
Energy	11,342	6,153	—	17,495
Financial	3,413	65,114	—	68,527
Industrial	5,281	56,975	—	62,256
Technology	5,104	13,308	—	18,412
Utilities	—	4,491	—	4,491
Investment Companies*	86,175	—	—	86,175
Preferred Stocks
Industrial	—	2,241	—	2,241
Total investments in securities $	127,123	$284,681	$—	$411,804

Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials	$14,166	$6,645	$—	$20,811
Communications	28,893	6,155	—	35,048
Consumer, Cyclical	30,117	5,181	—	35,298
Consumer, Non-cyclical	42,288	5,384	—	47,672
Diversified	22	—	—	22
Energy	12,567	1,613	—	14,180
Financial	33,513	13,850	—	47,363
Industrial	31,828	9,257	—	41,085
Technology	37,857	2,517	—	40,374
Utilities	2,007	—	—	2,007
Investment Companies*	66,468	—	—	66,468
Purchased Options	229	—	—	229
Total investments in securities $	299,955	$50,602	$—	$350,557
Short Sales
Common Stocks
Basic Materials	$(3,226)	$—	$—	$(3,226)
Communications	(5,421)	—	—	(5,421)
Consumer, Cyclical	(10,296)	(1,185)	—	(11,481)
Consumer, Non-cyclical	(17,509)	(308)	—	(17,817)
Energy	(9,893)	(311)	—	(10,204)
Financial	(6,148)	(561)	—	(6,709)
Industrial	(10,992)	(212)	—	(11,204)
Technology	(14,058)	(155)	—	(14,213)
Utilities	(4,626)	—	—	(4,626)
Investment Companies	(21,847)	(297)	—	(22,144)
Preferred Stocks
Consumer, Non-cyclical	—	(613)	—	(613)
Total Short Sales $	(104,016)	$(3,642)	$—	$(107,658)
Assets
Equity Contracts**
Futures	$28	$—	$—	$28
Total Return Equity Basket Swaps	—	681	—	681
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,707	$—	$1,707
Liabilities
Equity Contracts**
Futures	$(457)	$—	$—	$(457)
Options	(81)	—	—	(81)
Total Return Equity Basket Swaps	—	(335)	—	(335)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(120)	$—	$(120)

Opportunistic Municipal Fund
Bonds*	$—	$501	$—	$501
Investment Companies*	109	—	—	109
Municipal Bonds*	—	128,944	—	128,944
Total investments in securities $	109	$129,445	$—	$129,554

Origin Emerging Markets Fund
Common Stocks
Basic Materials	$—	$27,545	$—	$27,545
Communications	25,397	74,564	—	99,961
Consumer, Cyclical	5,820	60,034	—	65,854
Consumer, Non-cyclical	17,489	88,784	—	106,273
Diversified	—	16,322	—	16,322
Energy	—	28,574	—	28,574
Financial	4,780	122,639	—	127,419
Industrial	12,012	42,917	—	54,929

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Origin Emerging Markets Fund (continued)
Common Stocks
Technology		$68,913	$70,239	$—	$139,152
Utilities		—	33,355	—	33,355
Investment Companies*		14,852	—	—	14,852
	Total investments in securities $	149,263	$564,973	$—	$714,236
Liabilities
Equity Contracts**
Futures		$(6)	$—	$—	$(6)

Preferred Securities Fund
Bonds*		$—	$3,785,896	$—	$3,785,896
Convertible Bonds*		—	24,408	—	24,408
Convertible Preferred Stocks
Financial		73,323	—	—	73,323
Investment Companies*		71,855	—	—	71,855
Preferred Stocks
Communications		132,812	140,453	—	273,265
Consumer, Non-cyclical		—	25,776	—	25,776
Financial		916,969	145,614	—	1,062,583
Government		—	27,348	—	27,348
Industrial		38,991	—	—	38,991
Utilities		116,590	9,521	—	126,111
Purchased Options		13,789	—	—	13,789
	Total investments in securities $	1,364,329	$4,159,016	$—	$5,523,345
Liabilities
Interest Rate Contracts**
Options		$(7,735)	$—	$—	$(7,735)

Real Estate Allocation Fund
Investment Companies*		$1,077	$—	$—	$1,077
	Total investments in securities $	1,077	$—	$—	$1,077

Real Estate Debt Income Fund
Bonds*		$—	$148,988	$—	$148,988
Investment Companies*		2,056	—	—	2,056
	Total investments in securities $	2,056	$148,988	$—	$151,044

Small-MidCap Dividend Income Fund
Common Stocks*		$2,645,290	$—	$—	$2,645,290
Investment Companies*		127,353	—	—	127,353
	Total investments in securities $	2,772,643	$—	$—	$2,772,643

SystematEx International Fund
Common Stocks
Basic Materials		$—	$5,177	$—	$5,177
Communications		—	3,894	—	3,894
Consumer, Cyclical		—	8,687	—	8,687
Consumer, Non-cyclical		600	12,894	—	13,494
Diversified		—	657	—	657
Energy		—	4,625	—	4,625
Financial		252	13,525	—	13,777
Industrial		—	6,942	—	6,942
Technology		79	1,970	—	2,049
Utilities		4	1,632	—	1,636
Investment Companies*		95	—	—	95
Preferred Stocks
Basic Materials		—	5	—	5
Consumer, Cyclical		—	93	—	93
Consumer, Non-cyclical		—	169	—	169
	Total investments in securities $	1,030	$60,270	$—	$61,300

SystematEx Large Value Fund
Common Stocks*		$8,875	$—	$—	$8,875
Investment Companies*		3	—	—	3
	Total investments in securities $	8,878	$—	$—	$8,878

* For additional detail regarding sector classifications, please see the Schedules of Investments.

** Exchange Cleared Swaps, Futures, Foreign Currency Contracts, and Synthetic Futures are valued at the unrealized appreciation/(depreciation) of the instrument.

The Funds' Schedules of Investments as of November 30, 2016 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/18/2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/18/2017

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 01/18/2017